Commission File Nos. 2-72671

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 119	☒

ZALICO Variable Annuity Separate Account

(formerly KILICO Variable Annuity Separate Account)

(Exact Name of Registrant)

Zurich American Life Insurance Company

(formerly Kemper Investors Life Insurance Company)

(Name of Insurance Company)

1400 American Lane, Schaumburg, Illinois	60196
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code: (425) 577-5100

Juanita M. Thomas, Esq.

Zurich American Life Insurance Company

(formerly known as Kemper Investors Life Insurance Company)

1114 Georgia Street

Louisiana, MO 63353

(Name and Address of Agent for Service)

Copy To:

Scott D. Silverman, Senior Vice President and General Counsel Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, Massachusetts 01772 Telephone: (508) 460-2408

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:

Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PROSPECTUS FOR

ZURICH AMERICAN LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE

ANNUITY CONTRACTS

ZURICH ADVANTAGE III

Issued By

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO Variable Annuity Separate Account)

of

ZURICH AMERICAN LIFE INSURANCE COMPANY

(formerly Kemper Investors Life Insurance Company)

This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the “Contract”) offered by Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company) (“we” or “ZALICO”). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract is no longer issued, however, you may make additional purchase payments as permitted under your Contract.

You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 58 variable investment options, each being a Subaccount of the ZALICO Variable Annuity Separate Account. All Subaccount options are not available to all Contract Owners (See “7. Death Benefit” page 77.) Currently, Subaccounts that invest in the following Portfolios or Funds (certain funds may not be available in all States) are offered under the Contract:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
•	Invesco V.I. Dividend Growth Services Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Global Real Estate Fund
•	Invesco V.I. Utilities Fund
•	The Alger Portfolios (Class I-2 Shares)
•	Alger Large Cap Growth Portfolio
•	Alger Mid Cap Growth Portfolio
•	Alger Small Cap Growth Portfolio
•	American Century Variable Portfolios, Inc. (“VP”) (Class I Shares)
•	American Century VP Income & Growth Fund
•	American Century VP Value Fund
•	Credit Suisse Trust
•	Credit Suisse Trust International Equity Flex III Portfolio
•	Dreyfus Investment Portfolios (“Dreyfus IP”) (Service Shares)
•	Dreyfus IP MidCap Stock Portfolio
•	The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)
•	DWS Variable Series I (Class A Shares)
•	DWS Bond VIP
•	DWS Capital Growth VIP
•	DWS Growth & Income VIP
•	DWS International VIP
•	DWS Variable Series II (Class A Shares)
•	DWS Balanced VIP
•	DWS Core Fixed Income VIP
•	DWS Diversified International Select Equity VIP
•	DWS Dreman Small Mid Cap Value VIP
•	DWS Government & Agency Securities VIP
•	DWS High Income VIP
•	DWS Large Cap Value VIP
•	DWS Money Market VIP
•	DWS Small Mid Cap Growth VIP
•	Fidelity Variable Insurance Products Funds (“VIP”) (Initial Class Shares)
•	Fidelity VIP Asset ManagerSM Portfolio
•	Fidelity VIP Contrafund® Portfolio
•	Fidelity VIP Equity-Income Portfolio
•	Fidelity VIP Growth Portfolio
•	Fidelity VIP Index 500 Portfolio

•    Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

•    Franklin Rising Dividends Securities Fund

•    Franklin Small Cap Value Securities Fund

•    Franklin Strategic Income Securities Fund

•    Franklin U.S. Government Fund

•    Mutual Global Discovery Securities Fund

•    Mutual Shares Securities Fund

•    Templeton Developing Markets Securities Fund

•    ING Investors Trust (Institutional Class)

•    ING JPMorgan Emerging Markets Equity Portfolio

•    ING Investors Trust (Class S)

•    ING Global Resources Portfolio

•    JPMorgan Insurance Trust (Class I)

•    JPMorgan Insurance Trust Equity Index Portfolio

•    JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

•    JPMorgan Insurance Trust International Equity Portfolio

•    JPMorgan Insurance Trust Mid Cap Growth Portfolio

•    JPMorgan Insurance Trust Mid Cap Value Portfolio

•    JPMorgan Insurance Trust Small Cap Core Portfolio

•    JPMorgan Insurance Trust U.S. Equity Portfolio

•	Janus Aspen Series (Institutional Shares)
•	Janus Aspen Balanced Portfolio
•	Janus Aspen Enterprise Portfolio
•	Janus Aspen Janus Portfolio
•	Janus Aspen Worldwide Portfolio
•	Janus Aspen Series (Service Shares)
•	Janus Aspen Perkins Mid Cap Value Portfolio
•	Oppenheimer Variable Account Funds (Service Shares)
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer High Income Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
•	Oppenheimer Small- & Mid-Cap Growth Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 98. You may also find this Prospectus and other required information about the Separate Account at the SEC’s web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2011.

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person during whose lifetime the annuity is to be paid.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon your death or upon the Annuitant’s death prior to the Annuity Period.

Company (“we”, “us”, “our”, “ZALICO”)—Zurich American Life Insurance Company. Our home office is at 1400 American Lane, Schaumburg, Illinois 60196. For Insurance Services, please write us at P.O. Box 758557, Topeka, KS 66675-8557.

Contract—A Variable Annuity Contract offered by this Prospectus.

Contract Value—The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

Contract Year—The period between anniversaries of the Date of Issue of a Contract.

Contract Quarter—The periods between quarterly anniversaries of the Date of Issue of a Contract.

Contribution Year—Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

Date of Issue—The date on which the first Contract Year commences.

Debt—The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

Fixed Account—The General Account of ZALICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Funds (which includes Variable Insurance Products Fund and Variable Insurance Products Fund II), Franklin Templeton Variable Insurance Products Trust, ING Investors Trust, JPMorgan Insurance Trust, Janus Aspen Series and Oppenheimer Variable Account Funds, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

General Account Contract Value—The value of your interest in the General Account.

Non-Qualified Contract—A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

Purchase Payments—The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

Qualified Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The ZALICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your interests in the Subaccount(s).

Subaccounts—The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

Withdrawal Value—Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. The Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract.

The minimum initial Purchase Payment for a Non-Qualified Contract was $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan’s terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). (See “The Contracts.”)

We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See “The Funds,” page 55.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select. Not all Subaccount options are available to all Contract Owners (See “7. Death Benefit.”)

We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See “Fixed Account Option.”)

The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge (“Withdrawal Charge”). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See “Withdrawal Charge.”) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under “Withdrawal Charge.” However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See “Federal Tax Matters.”)

We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See “Asset-Based Charges Against the Separate Account.”) We also charge for optional death benefits (See “Guaranteed Minimum Death Benefit Rider” and “Earnings Based Death Benefit Rider.”). The Funds will incur certain management fees and other expenses. (See “Summary of Expenses”, “Investment Management Fees and Other Expenses” and the Funds’ prospectuses.)

The Contracts were previously available to be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the “Code”) or as individual retirement annuities including Roth IRAs. The Contracts were also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased as a Qualified Contract does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See “Taxation of Annuities in General” and “Qualified Plans.”)

You have the right within the “free look” period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the “free look” period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See “The Contracts.”) In addition, a special “free look” period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Withdrawal Charge(1) (as a percentage of amount surrendered):	6%

Contribution Year	Withdrawal Charge
First year	6.00%
Second year	5.00%
Third year	4.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh year and following	0.00%

Maximum Transfer Fee:	None

(1)

Each Contract Year, a Contract Owner may withdraw up to 10% of Contract Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See “Withdrawal Charge.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge	$7.50	(2)

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk Charge:	1.00%
Administration Charge:	0.30%

Total Separate Account Annual Expenses:	1.30%

Optional Benefits:
Guaranteed Minimum Death Benefit Charge	0.15%
Earnings Based Death Benefit Charge	0.20%

Total Separate Account Annual Expenses including Optional Benefit Charges	1.65%

Qualified Plan Loan Interest Rates(3)

Loans not subject to ERISA	—	5.50%
Loans subject to ERISA	—	Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to nearest 0.25%)

(2)

The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. (See “Records Maintenance Charge.”)

(3)

Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See “Loans”.)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	—	Maximum
Total Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense reimbursements)	0.10%	—	2.43%

(4)	The expenses shown are for the year ended December 31, 2010, and do not reflect any fee waivers or expense reimbursements.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements if any, are 0.10% and 1.99%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit and the Earnings Based Death Benefit. If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,069	$1,944	$2,814	$5,234

(2)	a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more(5):

1 year	3 years	5 years	10 years
$531	$1,587	$2,637	$5,234

b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:(5)

1 year	3 years	5 years	10 years
$1,069	$1,944	$2,814	$5,234

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$531	$1,587	$2,637	$5,234

(5)	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

REDEMPTION FEES

A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the Fund or Portfolio prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract (2.05%) as of December 31, 2010. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified—1.00%

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667
Accumulation unit value at end of period	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.973	$20.620	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342	$28.107
Accumulation unit value at end of period	$36.610	$30.973	$20.62	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	4	3	3	3	3	1	1	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157
Accumulation unit value at end of period	$56.472	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	1	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034
Accumulation unit value at end of period	$7.423	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	2	2	1	1	1	1	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914
Accumulation unit value at end of period	$10.707	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531	$6.682	$7.723
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	2	2	3	2	2	2	4	8
Credit Suisse Trust International Equity Flex III Subaccount (successor to Credit Suisse Trust International Flex II Subaccount) (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339	$7.309	$8.350	$9.829
Accumulation unit value at end of period	$20.332	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339	$7.309	$8.350
Number of accumulation units outstanding at end of period (000’s omitted)	5	3	3	3	2	1	1	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639	$10.000	$—	$—
Accumulation unit value at end of period	$16.384	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379
Accumulation unit value at end of period	$28.958	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801	$19.078	$27.119
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.501	$15.931	$15.966	$13.646	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.501	$15.931	$15.966	$13.646	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	0	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057
Accumulation unit value at end of period	$8.817	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192	$7.876	$7.389
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	3	—	—	—	6
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816
Accumulation unit value at end of period	$24.158	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155	$14.451	$20.611
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	7	7	9	13	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.223	$7.697	$12.602	$12.558	$11.162	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.578	$10.223	$7.697	$12.602	$12.558	$11.162	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	0	0	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665
Accumulation unit value at end of period	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2	—	0	—	2	3	2	3
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$8.056	$6.592	$9.162	$8.827	$8.086	$7.830	$7.406	$6.342	$7.552	$8.122
Accumulation unit value at end of period	$8.871	$8.056	$6.592	$9.162	$8.827	$8.086	$7.830	$7.406	$6.342	$7.552
Number of accumulation units outstanding at end of period (000’s omitted)	182	197	240	242	291	312	372	416	432	545
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252
Accumulation unit value at end of period	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	69	69	69	26	11
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132
Accumulation unit value at end of period	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595
Number of accumulation units outstanding at end of period (000’s omitted)	5	11	11	6	7	9	11	18	22	50

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124
Accumulation unit value at end of period	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309
Number of accumulation units outstanding at end of period (000’s omitted)	40	40	40	42	60	55	58	45	22	60
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002
Accumulation unit value at end of period	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130
Number of accumulation units outstanding at end of period (000’s omitted)	23	23	23	49	3	4	42	59	112	177
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$9.417	$6.794	$8.830	$9.026	$8.252	$8.023	$7.208	$5.842	$5.918	$5.825
Accumulation unit value at end of period	$10.629	$9.417	$6.794	$8.830	$9.026	$8.252	$8.023	$7.208	$5.842	$5.918
Number of accumulation units outstanding at end of period (000’s omitted)	48	48	43	58	64	73	90	96	93	105
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817
Accumulation unit value at end of period	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832
Number of accumulation units outstanding at end of period (000’s omitted)	21	21	21	12	29	20	22	22	22	28
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718
Accumulation unit value at end of period	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792
Number of accumulation units outstanding at end of period (000’s omitted)	111	101	101	84	80	85	101	158	219	196
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180	$3.092
Accumulation unit value at end of period	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180
Number of accumulation units outstanding at end of period (000’s omitted)	11	11	14	8	12	12	40	55	52	71
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929	$1.376
Accumulation unit value at end of period	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944
Accumulation unit value at end of period	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597
Accumulation unit value at end of period	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714
Number of accumulation units outstanding at end of period (000’s omitted)	5	4	4	4	4	4	3	3	4	4
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096
Accumulation unit value at end of period	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	0	0	—	1	1

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649
Accumulation unit value at end of period	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	3	1	1	3	3	5
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365
Accumulation unit value at end of period	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	2	1	1	2
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$10.000	$—	$—
Accumulation unit value at end of period	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	2	1	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$10.000	$—	$—
Accumulation unit value at end of period	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	—	0	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$10.000	$—	$—
Accumulation unit value at end of period	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$10.000	$—	$—
Accumulation unit value at end of period	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$10.000	$—	$—
Accumulation unit value at end of period	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$10.000	$—	$—
Accumulation unit value at end of period	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	4	3	1	—	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$10.000	$—	$—
Accumulation unit value at end of period	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$10.000	$—	$—
Accumulation unit value at end of period	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$22.373	$13.136	$27.162	$19.765	$14.659	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661	$6.628	$7.384	$8.326
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661	$6.628	$7.384
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	2	1	1	1
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	1	1	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.359	$8.343	$14.283	N/A	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898
Accumulation unit value at end of period	$13.681	$11.359	$8.343	$14.283	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	1	1	1	—	—	—	—
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$10.000	$—	$—
Accumulation unit value at end of period	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$10.000	$—	$—
Accumulation unit value at end of period	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$10.000	$—	$—
Accumulation unit value at end of period	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	1	—	—	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$10.000	$—	$—
Accumulation unit value at end of period	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$10.261	$—	$—	$—
Accumulation unit value at end of period	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$10.071	$—	$—	$—
Accumulation unit value at end of period	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$10.419	$—	$—	$—
Accumulation unit value at end of period	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$10.113	$—	$—	$—
Accumulation unit value at end of period	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	1	2	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$10.294	$—	$—	$—
Accumulation unit value at end of period	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	0	—	—	—
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$17.327	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.383	$17.327	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount (formerly JPMorgan Small Company Portfolio)
Accumulation unit value at beginning of period***	$15.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$10.000	$—	$—
Accumulation unit value at end of period	N/A	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$12.418	$18.779	$18.513	$16.003	$14.799	$12.347	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$12.418	$18.779	$18.513	$16.003	$14.799	$12.347	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	2	2	0	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925
Accumulation unit value at end of period	N/A	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	1	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394
Accumulation unit value at end of period	$44.563	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	6	5	8	7	9	9	10	11

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901
Accumulation unit value at end of period	$42.093	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518
Number of accumulation units outstanding at end of period (000’s omitted)	1	3	3	2	1	1	1	1	1	3
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542
Accumulation unit value at end of period	$27.360	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	5	6	12
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$13.416	$10.000	$—	$—
Accumulation unit value at end of period	$22.108	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$13.416	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.476	$18.088	$19.459	$16.126	$15.747	$13.469	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$11.476	$18.088	$19.459	$16.126	$15.747	$13.469	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.553	$23.259	$31.533	$41.064
Accumulation unit value at end of period	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.553	$23.259	$31.533
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	4	4	6	8	9	11
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$10.000	$—	$—
Accumulation unit value at end of period	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	0	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$10.000	$—	$—
Accumulation unit value at end of period	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	0	2	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$10.000	$—	$—
Accumulation unit value at end of period	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$10.000	$—	$—
Accumulation unit value at end of period	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$10.000	$—	$—
Accumulation unit value at end of period	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$10.000	$—	$—
Accumulation unit value at end of period	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$10.000	$—	$—
Accumulation unit value at end of period	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.457	$5.242	$4.245	$6.074	$7.901
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.457	$5.242	$4.245	$6.074
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	53	77	91	119
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.664	$1.51	$1.149	$1.566	$1.847
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.664	$1.51	$1.149	$1.566
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	6	6	6	6

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374
Accumulation unit value at end of period	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682
Number of accumulation units outstanding at end of period (000’s omitted)	175	200	225	252	284	336	387	426	382	371

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259	$28.106
Accumulation unit value at end of period	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259
Number of accumulation units outstanding at end of period (000’s omitted)	293	337	385	437	427	509	582	578	281	129
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935
Accumulation unit value at end of period	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264
Number of accumulation units outstanding at end of period (000’s omitted)	125	148	145	145	140	133	129	140	104	103
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990
Accumulation unit value at end of period	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332
Number of accumulation units outstanding at end of period (000’s omitted)	1,129	1,359	1,618	2,341	2,909	1,549	2,962	3,131	2,229	729
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880
Accumulation unit value at end of period	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662
Number of accumulation units outstanding at end of period (000’s omitted)	1,635	1,467	1,711	2,171	2,370	2,756	3,140	3,025	2,824	2,560
Credit Suisse Trust International Equity Flex III Subaccount (successor to Credit Suisse Trust International Flex II Subaccount) (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326	$9.829
Accumulation unit value at end of period	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326
Number of accumulation units outstanding at end of period (000’s omitted)	110	158	166	204	178	125	98	75	49	18
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$10.000	$—	$—
Accumulation unit value at end of period	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	80	85	90	101	113	116	103	238	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205
Accumulation unit value at end of period	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905
Number of accumulation units outstanding at end of period (000’s omitted)	75	90	98	109	110	123	139	167	165	158

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	37	39	42	13	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023
Accumulation unit value at end of period	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331
Number of accumulation units outstanding at end of period (000’s omitted)	801	939	1,088	1,601	1,313	496	581	671	1,619	1,410
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689
Accumulation unit value at end of period	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449
Number of accumulation units outstanding at end of period (000’s omitted)	2,454	2,735	3,075	3,486	3,680	4,309	68	78	70	74
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.082	$7.613	$12.502	$12.496	$11.140	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	286	332	385	460	530	661	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588
Accumulation unit value at end of period	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639
Number of accumulation units outstanding at end of period (000’s omitted)	218	276	330	404	426	348	381	389	1,565	807
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.420	$6.089	$8.489	$8.202	$7.537	$7.320	$6.944	$5.964	$7.122	$7.683
Accumulation unit value at end of period	$8.147	$7.420	$6.089	$8.489	$8.202	$7.537	$7.320	$6.944	$5.964	$7.122
Number of accumulation units outstanding at end of period (000’s omitted)	12,400	14,460	17,890	18,842	21,785	25,272	30,500	34,628	38,635	46,322
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235
Accumulation unit value at end of period	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289
Number of accumulation units outstanding at end of period (000’s omitted)	5,360	6,070	6,850	9,655	8,272	3,855	4,482	5,362	5,339	4,528

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076
Accumulation unit value at end of period	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549
Number of accumulation units outstanding at end of period (000’s omitted)	9,262	9,262	10,400	12,227	12,239	14,634	18,847	18,355	20,304	23,213
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.260	$1.765	$2.684	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108
Accumulation unit value at end of period	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	11,076	12,500	14,175	16,546	17,881	18,932	20,321	18,263	19,615	14,365
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937
Accumulation unit value at end of period	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055
Number of accumulation units outstanding at end of period (000’s omitted)	6,270	6,772	7,445	8,326	7,900	9,652	12,133	15,656	20,634	16,356
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.674	$6.277	$8.359	$8.388	$7.692	$7.500	$6.758	$5.494	$5.582	$5.510
Accumulation unit value at end of period	$9.761	$8.674	$6.277	$8.359	$8.388	$7.692	$7.500	$6.758	$5.494	$5.582
Number of accumulation units outstanding at end of period (000’s omitted)	3,420	3,840	5,151	4,821	5,591	6,306	7,757	8,944	9,725	11,376
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792
Accumulation unit value at end of period	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801
Number of accumulation units outstanding at end of period (000’s omitted)	6,476	8,245	9,265	10,799	11,807	13,097	15,096	15,539	16,207	17,339
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571
Accumulation unit value at end of period	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633
Number of accumulation units outstanding at end of period (000’s omitted)	7,257	7,900	10,450	11,632	9,208	8,947	8,296	9,655	14,534	17,960
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032
Accumulation unit value at end of period	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131
Number of accumulation units outstanding at end of period (000’s omitted)	9,869	10,865	11,901	13,384	15,220	18,157	22,823	27,064	28,479	32,678

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853	$0.589	$0.926	$1.376
Accumulation unit value at end of period	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	0.853	$0.589	$0.926
Number of accumulation units outstanding at end of period (000’s omitted)	2,513	2,920	2,642	2,997	3,050	4,266	6,511	5,704	2,390	1,466
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615
Accumulation unit value at end of period	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459	$20.143	$22.357
Number of accumulation units outstanding at end of period (000’s omitted)	160	189	220	255	279	337	434	378	260	278
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190
Accumulation unit value at end of period	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695	$22.627	$25.285
Number of accumulation units outstanding at end of period (000’s omitted)	1,546	1,800	1,940	2,256	2,326	2,424	2,357	2,172	2,123	2,208
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641
Accumulation unit value at end of period	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302	$25.107	$30.623
Number of accumulation units outstanding at end of period (000’s omitted)	670	780	915	1,154	1,167	1,212	1,500	1,617	1,447	1,357
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443	$34.651	$50.221	$61.783
Accumulation unit value at end of period	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443	$34.651	$50.221
Number of accumulation units outstanding at end of period (000’s omitted)	451	561	588	674	735	875	1,106	1,247	1,355	1,446
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848	$104.012	$135.516	$156.190
Accumulation unit value at end of period	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848	$104.012	$135.516
Number of accumulation units outstanding at end of period (000’s omitted)	364	420	475	563	628	640	757	757	826	944
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179	$10.000	$—	$—
Accumulation unit value at end of period	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	360	364	419	584	625	618	567	182	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223	$10.000	$—	$—
Accumulation unit value at end of period	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	218	221	250	243	231	215	144	23	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901	$10.000	$—	$—
Accumulation unit value at end of period	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	448	457	427	460	387	334	185	65	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000	$10.000	$—	$—
Accumulation unit value at end of period	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	295	320	315	160	137	135	951	860	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981	$10.000	$—	$—
Accumulation unit value at end of period	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	453	599	663	1,289	201	803	775	—	—
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$19.105	$15.694	$2.221	$20.127	$16.568	$14.472	$12.404	$10.000	$—	$—
Accumulation unit value at end of period	$21.115	$19.105	$15.694	$2.221	$20.127	$16.568	$14.472	$12.404	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	911	1,007	1,092	1,235	1,065	814	392	86	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998	$10.000	$—	$—
Accumulation unit value at end of period	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	333	378	435	421	325	230	147	50	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488	$10.000	$—	$—
Accumulation unit value at end of period	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	183	206	208	305	307	272	168	65	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period†††	$22.104	$13.017	$26.995	$19.702	$14.655	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	400	460	468	573	553	598	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$11.324	$9.425	$6.486	$7.247	$8.196
Accumulation unit value at end of period††	N/A	N/A	N/A	N/A	N/A	N/A	$11.324	$9.425	$6.486	$7.247
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	603	672	699	597

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$30.450	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$30.45	$25.339	$17.967	$16.156	$12.538	$12.973
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	442	436	244	198	216	229
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.260	$8.294	$14.242	N/A	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634
Accumulation unit value at end of period	$13.521	$11.260	$8.294	14.242	$30.450	$25.339	$17.967	$16.156	$12.538	$12.973
Number of accumulation units outstanding at end of period (000’s omitted)	785	863	1,005	1,248	442	436	244	198	216	229
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$10.000	$—	$—
Accumulation unit value at end of period	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	98	75	75	27	25	18	22	17	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$10.000	$—	$—
Accumulation unit value at end of period	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	72	69	101	103	110	138	124	46	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.533	$14.274	$26.123	$28.017	$19.902	$17.699	$13.089	$10.000	$—	$—
Accumulation unit value at end of period	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.699	$13.089	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	265	300	320	430	579	433	417	64	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$10.000	$—	$—
Accumulation unit value at end of period	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	130	165	215	188	168	135	21	7	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$10.250	$—	$—	$—
Accumulation unit value at end of period	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	10	11	18	6	5	3	2	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	$10.060	$—	$—	$—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Accumulation unit value at end of period	$12.976	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	33	40	51	76	147	109	991	—	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$10.407	$—	$—	$—
Accumulation unit value at end of period	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	56	54	53	56	54	32	3	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$10.102	$—	$—	$—
Accumulation unit value at end of period	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	201	236	268	305	303	211	1	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$10.283	$—	$—	$—
Accumulation unit value at end of period	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	507	580	66	87	115	109	371	—	—	—
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.987	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount (formerly JPMorgan Small Company Portfolio)
Accumulation unit value at beginning of period***	$15.401	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$10.000	$—	$—
Accumulation unit value at end of period	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	654	874	1,326	463	1,494	1,068	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	475	591	57	88	65	23	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852
Accumulation unit value at end of period	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	285	344	405	478	495	485	553	573
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936
Accumulation unit value at end of period	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230
Number of accumulation units outstanding at end of period (000’s omitted)	1,685	1,891	2,141	2,433	2,625	3,025	3,566	4,340	4,969	5,232
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263
Accumulation unit value at end of period	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064
Number of accumulation units outstanding at end of period (000’s omitted)	1,100	1,257	1,385	1,579	1,567	1,858	2,191	2,527	3,066	3,103
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050
Accumulation unit value at end of period	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068
Number of accumulation units outstanding at end of period (000’s omitted)	1,060	1,216	1,339	1,517	1,648	1,960	2,502	3,375	3,591	4,179
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$10.000	$—	$—
Accumulation unit value at end of period	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	206	230	239	255	456	161	114	24	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	290	394	2	2	19	19	—	—
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424
Accumulation unit value at end of period	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949
Number of accumulation units outstanding at end of period (000’s omitted)	1,442	1,605	1,791	2,039	2,248	2,739	3,514	4,444	5,338	6,176

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$10.000	$—	$—
Accumulation unit value at end of period	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	151	185	195	203	237	250	231	84	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$10.000	$—	$—
Accumulation unit value at end of period	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,084	1,270	1,512	1,727	1,464	1,341	1,148	373	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$10.000	$—	$—
Accumulation unit value at end of period	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	140	141	130	176	154	135	124	46	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$10.000	$—	$—
Accumulation unit value at end of period	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	297	367	440	564	890	196	145	73	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$10.000	$—	$—
Accumulation unit value at end of period	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	301	358	410	538	452	320	381	178	—	—
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$10.000	$—	$—
Accumulation unit value at end of period	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	40	38	35	40	50	51	53	17	—	—
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$10.000	$—	$—
Accumulation unit value at end of period	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	460	495	583	454	393	320	622	51	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.12	$4.933	$4.007	$5.75	$7.501
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	$5.12	$4.933	$4.007	$5.75
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	2,234	2,575	3,297	4,232
SVS Focus Value † Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476	$1.127	$1.54	$1.822
Accumulation unit value at end of period†	N/A	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476	$1.127	$1.54
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	600	775	1,045	1,453

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified—1.00%

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667
Accumulation unit value at end of period	$57.935	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	—	—	—	6	6	6	1	1
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.973	$20.620	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342	$28.107
Accumulation unit value at end of period	$36.610	$30.973	$20.62	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	3	5	10	1	1
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157
Accumulation unit value at end of period	$56.472	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513
Number of accumulation units outstanding at end of period (000’s omitted)	9	3	3	4	3	2	1	1	1	1
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034
Accumulation unit value at end of period	$7.423	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	2	2	4	8	2	2	13

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007		2006	2005	2004	2003	2002	2001
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.534	$8.034	$11.081		$11.799	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914
Accumulation unit value at end of period	$10.707	$9.534	$8.034		$11.081	$11.799	$10.043	$9.657	$8.531	$6.682	$7.723
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3		4	6	12	22	23	26	19
Credit Suisse Trust International Equity Flex III Subaccount (successor to Credit Suisse Trust International Flex II Subaccount) (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$18.297	$12.188	$27.238		$21.255	$16.200	$12.789	$10.339	$7.309	$8.350	$9.829
Accumulation unit value at end of period	$20.332	$18.297	$12.188		$27.238	$21.255	$16.200	$12.789	$10.339	$7.309	$8.350
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2		3	3	3	9	3	2	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$13.035	$9.729	$16.499		$16.437	$15.418	$14.294	$12.639	$10.000	$—	$—
Accumulation unit value at end of period	$16.384	$13.035	$9.729		$16.499	$16.437	$15.418	$14.294	$12.639	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—		—	—	0	0	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$25.473	$19.235	$29.627		$27.763	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379
Accumulation unit value at end of period	$28.958	$25.473	$19.235		$29.627	$27.763	$25.677	$25.029	$23.801	$19.078	$27.119
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—		—	0	0	0	—	1	1
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$		$15.931	$15.966	$13.646	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	N/A		N/A	$17.501	$15.931	$15.966	$13.646	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A		N/A	—	0	0	1	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.339	$7.652	$9.286		$9.003	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057
Accumulation unit value at end of period	$8.817	$8.339	$7.652		$9.286	$9.003	$8.683	$8.547	$8.192	$7.876	$7.389
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1		1	12	1	3	3	2	4
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.906	$16.643	$25.082		$22.502	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816
Accumulation unit value at end of period	$24.158	$20.906	$16.643		$25.082	$22.502	$20.940	$19.410	$18.155	$14.451	$20.611
Number of accumulation units outstanding at end of period (000’s omitted)	57	49	47		73	74	84	4	5	4	6
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.223	$7.697	$12.602		$12.558	$11.162	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.578	$10.223	$7.697		$12.602	12.558	$11.162	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1		1	2	2	N/A	N/A	N/A	N/A

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665
Accumulation unit value at end of period	$14.032	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	3	9	6	4	2	5	1	1
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.459	$6.103	$9.162	$8.172	$7.487	$7.250	$6.857	$5.872	$6.992	$7.520
Accumulation unit value at end of period	$8.871	$7.459	$6.103	$8.483	$8.172	$7.487	$7.250	$6.857	$5.872	$6.992
Number of accumulation units outstanding at end of period (000’s omitted)	599	611	630	841	842	950	1,182	1,348	1,604	1,961
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252
Accumulation unit value at end of period	$1.462	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311
Number of accumulation units outstanding at end of period (000’s omitted)	5	1	1	17	6	6	95	138	365	421
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132
Accumulation unit value at end of period	$2.388	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595
Number of accumulation units outstanding at end of period (000’s omitted)	67	86	115	162	163	164	229	238	236	286
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124
Accumulation unit value at end of period	$2.868	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309
Number of accumulation units outstanding at end of period (000’s omitted)	124	118	119	174	233	334	462	257	187	207
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002
Accumulation unit value at end of period	$3.056	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130
Number of accumulation units outstanding at end of period (000’s omitted)	46	24	25	103	90	222	352	445	784	885
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$9.016	$6.505	$8.830	$8.642	$7.901	$7.681	$6.901	$5.593	$5.666	$5.577
Accumulation unit value at end of period	$10.629	$9.016	$6.505	$8.830	$8.642	$7.901	$7.681	$6.901	$5.593	$5.666
Number of accumulation units outstanding at end of period (000’s omitted)	176	192	200	272	261	324	445	514	566	615

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817
Accumulation unit value at end of period	$2.444	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832
Number of accumulation units outstanding at end of period (000’s omitted)	56	76	75	85	97	108	91	44	49	99
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718
Accumulation unit value at end of period	$3.060	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792
Number of accumulation units outstanding at end of period (000’s omitted)	571	610	650	803	809	884	1,143	1,401	2,306	2,590
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180	$3.092
Accumulation unit value at end of period	$2.153	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180
Number of accumulation units outstanding at end of period (000’s omitted)	13	42	42	104	104	143	247	273	274	349
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929	$1.376
Accumulation unit value at end of period	$1.001	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929
Number of accumulation units outstanding at end of period (000’s omitted)	60	61	42	42	42	42	42	80	3	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944
Accumulation unit value at end of period	$32.019	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	7	5	5	5	7	6	2	3
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597
Accumulation unit value at end of period	$44.415	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714
Number of accumulation units outstanding at end of period (000’s omitted)	13	17	17	20	21	19	16	11	10	10
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096
Accumulation unit value at end of period	$38.183	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143
Number of accumulation units outstanding at end of period (000’s omitted)	3	5	5	5	6	5	7	7	6	5
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649
Accumulation unit value at end of period	$54.150	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	2	3	3	3	5	7	9	12

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365
Accumulation unit value at end of period	$163.306	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	3	4	4	4	5	7	7	11
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$10.000	$—	$—
Accumulation unit value at end of period	$15.370	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	4	9	6	5	1	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$10.000	$—	$—
Accumulation unit value at end of period	$21.069	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	4	7	4	2	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$10.000	$—	$—
Accumulation unit value at end of period	$16.106	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	2	2	0	2	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$10.000	$—	$—
Accumulation unit value at end of period	$12.824	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	—	—	—	0	2	0	1	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$10.000	$—	$—
Accumulation unit value at end of period	N/A	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	1	11	—	0	2	—	—	—	—
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$10.000	$—	$—
Accumulation unit value at end of period	$21.601	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	18	15	16	16	14	14	7	—	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$10.000	$—	$—
Accumulation unit value at end of period	$15.076	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	5	5	7	1	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$10.000	$—	$—
Accumulation unit value at end of period	$34.068	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	8	6	5	9	9	11	6	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$22.373	$13.136	$27.162	$19.765	$14.659	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$26.722	$22.373	$13.136	$27.162	$19.765	$14.659	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	6	8	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661	$6.628	$7.384	$8.326
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$11.641	$9.661	$6.628	$7.384
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	7	6	5	1
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	4	12	1	12	1	1
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.359	$8.343	$14.283	N/A	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898
Accumulation unit value at end of period	$13.681	$11.359	$8.343	$14.283	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232
Number of accumulation units outstanding at end of period (000’s omitted)	4	7	9	14	4	12	1	12	1	1
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$10.000	$—	$—
Accumulation unit value at end of period	$6.792	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	4	—	0	1	1	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$10.000	$—	$—
Accumulation unit value at end of period	$14.552	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	4	7	7	6	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$10.000	$—	$—
Accumulation unit value at end of period	$21.995	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	7	7	7	11	6	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$10.000	$—	$—
Accumulation unit value at end of period	$19.759	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	3	2	4	3	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$10.261	$—	$—	$—
Accumulation unit value at end of period	$12.089	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$10.071	$—	$—	$—
Accumulation unit value at end of period	$13.250	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$10.419	$—	$—	$—
Accumulation unit value at end of period	$15.557	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$10.113	$—	$—	$—
Accumulation unit value at end of period	$14.738	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	6	6	4	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$10.294	$—	$—	$—
Accumulation unit value at end of period	$14.367	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	1	1	0	—	—	—	—	—
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$17.327	N/A	$22.339	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.383	$17.327	$12.971	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount (formerly JPMorgan Small Company Portfolio)
Accumulation unit value at beginning of period***	$15.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$20.009	$15.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Flexible Payment Contracts
Subaccount	2010	2009		2008	2007	2006	2005	2004	2003	2002	2001
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A		$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$10.000	$—	$—
Accumulation unit value at end of period	N/A		N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—		—	—	—	0	—	4	3	—	—
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A		$12.418	$18.779	$18.513	$16.003	$14.799	$12.347	$10	$—	$—
Accumulation unit value at end of period	N/A	$	N/A	$12.418	$18.779	$18.513	$16.003	$14.799	$12.347	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—		—	3	7	8	8	5	3	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A		$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925
Accumulation unit value at end of period	N/A		N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584
Number of accumulation units outstanding at end of period (000’s omitted)	—		—	1	2	2	2	3	3	3	3
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$41.526		$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394
Accumulation unit value at end of period	$44.563		$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744
Number of accumulation units outstanding at end of period (000’s omitted)	8		8	13	16	16	17	21	32	41	38
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$33.782		$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901
Accumulation unit value at end of period	$42.093		$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518
Number of accumulation units outstanding at end of period (000’s omitted)	13		10	16	17	13	7	11	12	14	20
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$24.130		$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542
Accumulation unit value at end of period	$27.360		$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504
Number of accumulation units outstanding at end of period (000’s omitted)	2		2	3	5	4	6	12	23	30	40
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$19.356		$14.707	$20.602	$19.416	$17.043	$15.647	$12.347	$10.000	$—	$—
Accumulation unit value at end of period	$22.108		$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$12.347	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1		1	1	1	1	1	3	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A		$11.476	$18.088	$19.459	$16.126	$15.747	$13.469	$10	$—	$—
Accumulation unit value at end of period	N/A		N/A	$11.476	$18.088	$19.459	$16.126	$15.747	$13.469	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—		—	1	1	1	2	2	1	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.554	$23.259	$31.533	$41.064
Accumulation unit value at end of period	$33.789	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.554	$23.259	$31.533
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	2	3	4	5	12	14	20	31
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$10.000	$—	$—
Accumulation unit value at end of period	$13.496	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	2	2	3	2	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$10.000	$—	$—
Accumulation unit value at end of period	$21.487	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	5	5	5	1	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$10.000	$—	$—
Accumulation unit value at end of period	$3.855	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	1	1	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$10.000	$—	$—
Accumulation unit value at end of period	$14.201	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	2	0	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$10.000	$—	$—
Accumulation unit value at end of period	$19.801	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	1	—	—	1	0	0	—	—	—
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$10.000	$—	$—
Accumulation unit value at end of period	$13.970	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$10.000	$—	$—
Accumulation unit value at end of period	$15.342	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	8	0	—	—	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.438	$5.224	$4.231	$6.053	$7.873
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.438	$5.224	$4.231	$6.053
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	374	433	498	630
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.664	$1.51	$1.149	$1.566	$1.847
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.664	$1.51	$1.149	$1.566
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	11	11	11	11

Non-Tax Qualified—1.30%	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374
Accumulation unit value at end of period	$55.963	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682
Number of accumulation units outstanding at end of period (000’s omitted)	4	5	10	1	21	25	37	49	38	45
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259	$28.106
Accumulation unit value at end of period	$35.540	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	0	24	39	122	51	18	20
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935
Accumulation unit value at end of period	$54.549	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264
Number of accumulation units outstanding at end of period (000’s omitted)	6	2	2	1	8	11	13	18	8	8
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990
Accumulation unit value at end of period	$7.171	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	1	164	197	218	222	56	68
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880
Accumulation unit value at end of period	$10.342	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	10	141	169	209	187	274	246

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Credit Suisse Trust International Equity Flex III Subaccount (successor to Credit Suisse Trust International Flex II Subaccount) (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326	$9.829
Accumulation unit value at end of period	$19.738	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326
Number of accumulation units outstanding at end of period (000’s omitted)	8	3	3	5	8	4	5	4	3	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$10.000	$—	$—
Accumulation unit value at end of period	$16.015	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	9	3	3	4	10	17	14	4	9	12
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205
Accumulation unit value at end of period	$27.972	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905
Number of accumulation units outstanding at end of period (000’s omitted)	6	4	4	0	5	6	6	7	9	12
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.312	$15.806	$15.888	$13.619	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	3	3	5	4	9	12
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023
Accumulation unit value at end of period	$8.517	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331
Number of accumulation units outstanding at end of period (000’s omitted)	16	10	10	1	43	56	46	66	50	64
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689
Accumulation unit value at end of period	$23.335	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	37	427	494	10	11	10	9
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.082	$7.613	$12.502	$12.496	$11.140	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.385	$10.082	$7.613	$12.502	$12.496	$11.140	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	9	6	6	5	50	65	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588
Accumulation unit value at end of period	$13.555	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639
Number of accumulation units outstanding at end of period (000’s omitted)	7	6	6	0	44	33	37	34	76	47

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.913	$5.673	$8.489	$7.642	$7.022	$6.820	$6.470	$5.557	$6.636	$7.159
Accumulation unit value at end of period	$7.902	$6.913	$5.673	$7.909	$7.642	$7.022	$6.820	$6.470	$5.557	$6.636
Number of accumulation units outstanding at end of period (000’s omitted)	2,640	1,705	100	2,317	2,644	3,208	3,983	4,490	5,344	6,562
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235
Accumulation unit value at end of period	$1.400	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289
Number of accumulation units outstanding at end of period (000’s omitted)	12	11	13	2	505	699	1,117	1,426	1,441	1,531
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076
Accumulation unit value at end of period	$2.257	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549
Number of accumulation units outstanding at end of period (000’s omitted)	100	100	113	65	1,440	1,692	1,864	2,073	2,568	3,058
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108
Accumulation unit value at end of period	$2.746	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	5	2	6	11	844	1,008	1,327	1,413	4,282	3,910
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937
Accumulation unit value at end of period	$2.870	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055
Number of accumulation units outstanding at end of period (000’s omitted)	120	100	120	56	1,666	2,320	3,323	4,449	5,601	6,621
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.450	$6.114	$8.359	$8.171	$7.493	$7.306	$6.584	$5.352	$5.438	$5.368
Accumulation unit value at end of period	$9.843	$8.450	$6.114	$8.143	$8.171	$7.493	$7.306	$6.584	$5.352	$5.438
Number of accumulation units outstanding at end of period (000’s omitted)	815	900	40	930	1,437	1,702	2,167	2,681	3,511	4,583
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792
Accumulation unit value at end of period	$2.340	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801
Number of accumulation units outstanding at end of period (000’s omitted)	33	20	20	77	946	1,143	1,570	1,817	2,137	2,682
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571
Accumulation unit value at end of period	$2.810	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633
Number of accumulation units outstanding at end of period (000’s omitted)	24	16	24	57	1,525	1,675	1,564	2,885	3,816	4,753
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032
Accumulation unit value at end of period	$2.049	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131
Number of accumulation units outstanding at end of period (000’s omitted)	24	20	20	33	833	992	1,424	1,767	2,169	2,985
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853	$0.589	$0.926	$1.376
Accumulation unit value at end of period	$0.971	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853	$0.589	$0.926
Number of accumulation units outstanding at end of period (000’s omitted)	20	10	10	7	73	113	252	672	215	58

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003		2002	2001
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459	$20.143		$22.357	$23.615
Accumulation unit value at end of period	$30.655	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459		$20.143	$22.357
Number of accumulation units outstanding at end of period (000’s omitted)	5	4	4	3	21	35	42	38		28	42
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695	$22.627		$25.285	$29.190
Accumulation unit value at end of period	$42.523	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695		$22.627	$25.285
Number of accumulation units outstanding at end of period (000’s omitted)	6	3	4	6	188	208	220	227		202	240
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302	$25.107		$30.623	$32.641
Accumulation unit value at end of period	$36.556	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302		$25.107	$30.623
Number of accumulation units outstanding at end of period (000’s omitted)	9	5	6	1	145	157	176	189		172	209
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443	$34.651		$50.221	$61.783
Accumulation unit value at end of period	$51.838	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443		$34.651	$50.221
Number of accumulation units outstanding at end of period (000’s omitted)	6	5	9	1	35	51	70	84		88	119
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848	$104.012		$135.516	$156.190
Accumulation unit value at end of period	$156.349	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848		$104.012	$135.516
Number of accumulation units outstanding at end of period (000’s omitted)	7	4	5	2	81	84	84	84		93	126
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179	$10.000		$—	$—
Accumulation unit value at end of period	$15.024	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179		$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	2	55	51	49	11		—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223	$10.000		$—	$—
Accumulation unit value at end of period	$20.595	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223		$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	16	7	7	11	26	26	12		***	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901	$10.000	$—	$—
Accumulation unit value at end of period	$15.744	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	21	20	20	52	58	62	46	28	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000	$10.000	$—	$—
Accumulation unit value at end of period	$12.535	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	6	9	11	13	9	14	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981	$10.000	$—	$—
Accumulation unit value at end of period	N/A	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	6	6	3	13	26	15	15	—	—
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$19.105	$15.694	$2.221	$20.127	$16.568	$14.472	$12.404	$10.000	$—	$—
Accumulation unit value at end of period	$21.115	$19.105	$15.694	$2.221	$20.127	$16.568	$14.472	$12.404	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)		1	1	0	76	74	36	10	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998	$10.000	$—	$—
Accumulation unit value at end of period	$14.737	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	3	21	29	22	11	19	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488	$10.000	$—	$—
Accumulation unit value at end of period	$33.302	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	0	40	36	15	5	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$22.104	$13.017	$26.995	$19.702	$14.655	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$26.322	$22.104	$13.017	$26.995	$19.702	$14.655	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	6	3	3	6	54	71	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$11.324	$9.425	$6.486	$7.247	$8.196
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$11.324	$9.425	$6.486	$7.247
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	69	93	101	114

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$30.450	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$30.45	$25.339	$17.967	$16.156	$12.538	$12.973
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	37	54	23	18	24	28
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.260	$8.294	$14.242	N/A	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634
Accumulation unit value at end of period	$13.521	$11.260	$8.294	$14.242	$30.450	$25.339	$17.967	$16.156	$12.538	$12.973
Number of accumulation units outstanding at end of period (000’s omitted)	5	3	3	1	37	54	23	18	24	28
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$10.000	$—	$—
Accumulation unit value at end of period	$6.639	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	23	15	13	24	17	15	20	12	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$10.000	$—	$—
Accumulation unit value at end of period	$14.224	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	9	9	10	9	10	15	13	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.533	$14.274	$26.123	$28.017	$19.902	$17.676	$13.089	$10.000	$—	$—
Accumulation unit value at end of period	$21.500	$18.533	$14.274	$26.123	$28.017	$19.902	$17.676	$13.089	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	4	24	31	41	21	22	9	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$10.000	$—	$—
Accumulation unit value at end of period	$19.315	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	73	22	25	12	6	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$10.250	$—	$—	$—
Accumulation unit value at end of period	$11.839	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	1	1	1	1	—	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	$10.060	$—	$—	$—
Accumulation unit value at end of period	$12.976	$11.573	$8.700	$13.626	$12.498	$10.900	$10.790	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	1	2	—	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$10.407	$—	$—	$—
Accumulation unit value at end of period	$15.236	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	2	1	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$10.102	$—	$—	$—
Accumulation unit value at end of period	$14.434	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	1	1	3	16	45	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$10.283	$—	$—	$—
Accumulation unit value at end of period	$14.070	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	1	2	4	2	—	—	—
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.987	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.970	$16.987	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount (formerly JPMorgan Small Company Portfolio)
Accumulation unit value at beginning of period***	$15.401	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.328	$15.401	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$10.000	$—	$—
Accumulation unit value at end of period	N/A	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2	3	23	20	19	9	—	—

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$12.211	$18.520	$18.313	$15.877	$14.726	$12.323	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	13	57	88	65	23	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852
Accumulation unit value at end of period	N/A	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2	0	19	30	36	28	30	29
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936
Accumulation unit value at end of period	$42.585	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230
Number of accumulation units outstanding at end of period (000’s omitted)	8	2	2	18	215	263	317	383	488	617
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263
Accumulation unit value at end of period	$40.224	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	90	106	130	154	207	255
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050
Accumulation unit value at end of period	$26.145	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068
Number of accumulation units outstanding at end of period (000’s omitted)	5	2	2	8	120	187	243	306	366	543
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$10.000	$—	$—
Accumulation unit value at end of period	$21.611	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	2	39	34	25	2	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$11.285	$17.839	$19.248	$15.999	$15.669	$13.443	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	3	1	2	2	19	19	—	—
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424
Accumulation unit value at end of period	$32.288	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949
Number of accumulation units outstanding at end of period (000’s omitted)	6	2	2	6	134	169	245	349	473	610

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$10.000	$—	$—
Accumulation unit value at end of period	$13.192	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	1	1	11	14	23	35	12	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$10.000	$—	$—
Accumulation unit value at end of period	$21.004	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	87	139	161	149	84	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$10.000	$—	$—
Accumulation unit value at end of period	$3.768	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	4	9	9	16	5	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$10.000	$—	$—
Accumulation unit value at end of period	$13.882	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	1	1	19	24	25	27	7	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$10.000	$—	$—
Accumulation unit value at end of period	$19.355	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	3	3	9	19	17	19	10	—	—
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$10.000	$—	$—
Accumulation unit value at end of period	$13.655	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	8	10	—	—	—
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$10.000	$—	$—
Accumulation unit value at end of period	$14.997	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	27	47	45	26	19	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.12	$4.933	$4.007	$5.75	$7.501
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.12	$4.933	$4.007	$5.75
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	2,234	2,575	3,297	4,232

	Flexible Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476	$1.127	$1.54	$1.822
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.622	$1.476	$1.127	$1.54
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	600	775	1,045	1,453

*	The DWS Government & Agency Securities VIP Subaccount commenced operations on November 6, 1989.

**	The DWS International Select Equity VIP Subaccount commenced operations on January 6, 1992.

***	The DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount) commenced operations on May 2, 1994.

†	The Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Janus Aspen Worldwide Growth, and Janus Aspen Balanced Subaccounts and the ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust) and the ING VP Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.

††

The DWS Core Fixed Income VIP, DWS Large Cap Value VIP, DWS Dreman Small Mid Cap Value VIP, SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Asset Manager, Fidelity VIP Index 500 and Fidelity VIP Contrafund® Subaccounts were available under the Contracts on May 1, 1996.

†††	The DWS Bond VIP Portfolio, DWS Capital Growth VIP, DWS International VIP, Dreyfus Socially Responsible Growth Fund, Inc., JPMorgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.

††††	DWS Technology VIP, Alger American MidCap Growth and Credit Suisse Trust-Emerging Markets Subaccounts were available under the Contracts on January 8, 2001.

#	AIM V.I Financial Services, AIM V. I. Global Health Care, AIM V.I. Real Estate, AIM V.I. Utilities, Dreyfus IP MidCap Stock, Dreyfus VIF Small Company Stock, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, JPMorgan International Equity, JPMorgan Mid Cap Value, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap Oppenheimer MidCap and Oppenheimer Strategic Bond were available under the Contracts on May 1, 2003.

##	JPMorgan Insurance Trust Equity Index Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 and JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 were available under the Contracts on May 3, 2004.

###	ING JPMorgan Emerging Markets Equity Subaccount was available under the Contracts on December 5, 2005 and DWS Growth & Income VIP Subaccount was available under the Contracts on May 2, 2005.

[1]	Effective May 1, 2009, JPMorgan International Equity subaccount merged into the JPMorgan Insurance Trust International Equity subaccount.

[2]	Effective May 1, 2009, JPMorgan Mid Cap Value subaccount merged into the JPMorgan Insurance Trust Mid Cap Value subaccount.

[3]	Effective May 1, 2009, JPMorgan Small Company merged into JPMorgan Insurance Trust Small Cap Core subaccount.

The financial statements and reports of independent accountants for the ZALICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

Additional Contract Options Elected (Total 0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Tax Qualified—2.05%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$47.040	$32.529	$61.655	$52.462	$50.91	$46.373	$44.861	$33.870	$51.584	$45.571
Accumulation unit value at end of period	$52.267	$47.040	$32.529	$61.655	$52.46	$50.913	$46.373	$44.861	$33.870	$51.584
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202	$19.473	$28.205	$23.808
Accumulation unit value at end of period	$33.193	$28.373	$19.086	$46.775	$36.28	$33.620	$31.238	$28.202	$19.473	$28.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466	$22.558	$31.205	$26.644
Accumulation unit value at end of period	$50.946	$41.494	$29.102	$55.619	$48.41	$41.167	$35.941	$31.466	$22.558	$31.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329	$4.993	$6.320	$5.752
Accumulation unit value at end of period	$6.697	$5.987	$5.174	$8.072	$8.24	$7.185	$7.007	$6.329	$4.993	$6.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	**	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648	$6.715
Accumulation unit value at end of period	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (successor to Credit Suisse Trust International Flex II Subaccount) (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307	$6.933
Accumulation unit value at end of period	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$10.000	$—	$—
Accumulation unit value at end of period	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854	$24.517
Accumulation unit value at end of period	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$16.850	$15.498	$15.693	$13.552	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$16.85	$15.498	$15.693	$13.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317	$7.386
Accumulation unit value at end of period	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410	$17.767
Accumulation unit value at end of period	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.740	$7.409	$12.257	$12.343	$11.084	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.712	$9.716	$19.148	$17.055	$13.828	$12.141	$10.633	$8.494	$10.618	$10.566
Accumulation unit value at end of period	$12.660	$12.712	$9.716	$19.148	$17.052	$13.822	$12.141	$10.633	$8.494	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.981	$5.772	$8.105	$7.890	$7.304	$7.146	$6.829	$5.909	$7.109	$6.714
Accumulation unit value at end of period	$7.609	$6.981	$5.772	$8.105	$7.890	$7.304	$7.146	$6.829	$5.909	$7.109
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	3	3
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.253	$1.187	$1.501	$1.471	$1.444	$1.437	$1.403	$1.362	$1.287	$1.299
Accumulation unit value at end of period	$1.308	$1.253	$1.187	$1.501	$1.470	$1.440	$1.437	$1.403	$1.362	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	17	15
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546	$1.423
Accumulation unit value at end of period	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285	$1.093
Accumulation unit value at end of period	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051	$2.065
Accumulation unit value at end of period	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	8	7

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount
Accumulation unit value at beginning of period*	$8.161	$5.949	$7.982	$8.069	$7.454	$7.322	$6.647	$5.443	$5.571	$5.297
Accumulation unit value at end of period	$9.117	$8.161	$5.949	$7.982	$8.069	$7.454	$7.322	$6.647	$5.443	$5.571
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.014	$1.639	$2.630	$2.372	$2.090	$2.099	$1.946	$1.498	$1.798	$1.665
Accumulation unit value at end of period	$2.186	$2.014	$1.639	$2.630	$2.371	$2.098	$2.099	$1.946	$1.498	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628	$2.629
Accumulation unit value at end of period	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127	$1.684
Accumulation unit value at end of period	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924	$0.713
Accumulation unit value at end of period	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314	$20.696
Accumulation unit value at end of period	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237	$23.589
Accumulation unit value at end of period	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	1	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565	$27.938
Accumulation unit value at end of period	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	**	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126	$42.975
Accumulation unit value at end of period	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	**	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259	$122.587
Accumulation unit value at end of period	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	**	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$10.000	$—	$—
Accumulation unit value at end of period	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$10.000	$—	$—
Accumulation unit value at end of period	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$10.000	$—	$—
Accumulation unit value at end of period	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$10.000	$—	$—
Accumulation unit value at end of period	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	**	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$10.000	$—	$—
Accumulation unit value at end of period	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	**	—	—	—
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$10.000	$—	$—
Accumulation unit value at end of period	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$10.000	$—	$—
Accumulation unit value at end of period	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.312	$16.149	$34.847	$27.616	$22.000	$17.618	$14.417	$10.000	$—	$—
Accumulation unit value at end of period	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$17.618	$14.417	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.448	$12.724	$26.584	$19.546	$14.647	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686	$4.635	$5.217	$4.212
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686	$4.635	$5.217
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.293	$24.556	$17.54	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.54	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.015	$8.175	$14.140	N/A	$24.556	$17.540	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	$13.131	$11.015	$8.175	$14.140	$29.293	$24.556	$17.540	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$10.000	$—	$—
Accumulation unit value at end of period	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$10.000	$—	$—
Accumulation unit value at end of period	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period**	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$10.000	$—	$—
Accumulation unit value at end of period	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$10.000	$—	$—
Accumulation unit value at end of period	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$10.221	$—	$—	$—
Accumulation unit value at end of period	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$10.032	$—	$—	$—
Accumulation unit value at end of period	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	**	—	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$10.378	$—	$—	$—
Accumulation unit value at end of period	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$10.074	$—	$—	$—
Accumulation unit value at end of period	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457	$10.254	$—	$—	$—
Accumulation unit value at end of period	$13.359	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	**	—	—	—
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.171	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.981	$16.171	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount (formerly JPMorgan Small Company Portfolio)
Accumulation unit value at beginning of period***	$14.490	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$10.000	$—	$—
Accumulation unit value at end of period	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	**	—	—	—
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	**	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$10.327	$13.452	$11.137
Accumulation unit value at end of period	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$10.327	$13.452
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	1	1	1	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178	$26.038
Accumulation unit value at end of period	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	1	1	1	— 1

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018	$21.043
Accumulation unit value at end of period	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	**	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024	$20.098
Accumulation unit value at end of period	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	1	1	1	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$10.000	$—	$—
Accumulation unit value at end of period	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890	$27.369
Accumulation unit value at end of period	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$10.000	$—	$—
Accumulation unit value at end of period	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$10.000	$—	$—
Accumulation unit value at end of period	$19.848	—	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$10.000	$—	$—
Accumulation unit value at end of period	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$10.000	$—	$—
Accumulation unit value at end of period	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$10.000	$—	$—
Accumulation unit value at end of period	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	**	—	—	—
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$—	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$10.000	$—	$—
Accumulation unit value at end of period	$—	—	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$—	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$10.000	$—	$—
Accumulation unit value at end of period	$—	—	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	**	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.005	$4.858	$3.975	$5.747	$5.211
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.005	$4.858	$3.975	$5.747
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	N/A	N/A	N/A	N/A

Additional Contract Options Elected (Total 0.75%) (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account) Non-Tax Qualified — 2.05%
	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861	$33.870	$51.584	$45.571
Accumulation unit value at end of period	$52.267	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861	$33.870	$51.584
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202	$19.473	$28.205	$23.808
Accumulation unit value at end of period	$33.193	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202	$19.473	$28.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466	$22.558	$31.205	$26.644
Accumulation unit value at end of period	$50.946	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466	$22.558	$31.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329	$4.993	$6.320	$5.752
Accumulation unit value at end of period	$6.697	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329	$4.993	$6.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648	$6.715
Accumulation unit value at end of period	$9.660	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Credit Suisse Trust International Equity Flex III Subaccount (successor to Credit Suisse Trust International Flex II Subaccount) (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307	$6.933
Accumulation unit value at end of period	$18.435	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$10.000	$—	$—
Accumulation unit value at end of period	$15.134	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854	$24.517
Accumulation unit value at end of period	$26.125	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$16.850	$15.498	$15.693	$13.552	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$16.85	$15.498	$15.693	$13.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	0	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317	$7.386
Accumulation unit value at end of period	$7.955	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410	$17.767
Accumulation unit value at end of period	$21.794	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.740	$7.409	$12.257	$12.343	$11.084	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.918	$9.740	$7.409	$12.257	$12.343	$11.084	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633	$8.494	$10.618	$10.566
Accumulation unit value at end of period	$12.660	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633	$8.494	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.504	$5.772	$8.105	$7.352	$6.805	$6.658	$6.363	$5.506	$6.623	$6.256
Accumulation unit value at end of period	$7.089	$6.504	$5.772	$7.552	$7.352	$6.805	$6.658	$6.363	$5.506	$6.623
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403	$1.362	$1.287	$1.299
Accumulation unit value at end of period	$1.308	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403	$1.362	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546	$1.423
Accumulation unit value at end of period	$2.108	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285	$1.093
Accumulation unit value at end of period	$2.565	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051	$2.065
Accumulation unit value at end of period	$2.681	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.950	$5.949	$7.982	$7.861	$7.261	$7.132	$6.475	$5.302	$5.427	$5.160
Accumulation unit value at end of period	$8.881	$7.950	$5.949	$7.776	$7.861	$7.261	$7.132	$6.475	$5.302	$5.427
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946	$1.498	$1.798	$1.665
Accumulation unit value at end of period	$2.186	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946	$1.498	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628	$2.629
Accumulation unit value at end of period	$2.624	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127	$1.684
Accumulation unit value at end of period	$1.914	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924	$0.713
Accumulation unit value at end of period	$0.907	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314	$20.696
Accumulation unit value at end of period	$28.631	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237	$23.589
Accumulation unit value at end of period	$39.715	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565	$27.938
Accumulation unit value at end of period	$34.142	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126	$42.975
Accumulation unit value at end of period	$48.415	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259	$122.587
Accumulation unit value at end of period	$146.024	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$10.000	$—	$—
Accumulation unit value at end of period	$14.198	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$10.000	$—	$—
Accumulation unit value at end of period	$19.462	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$10.000	$—	$—
Accumulation unit value at end of period	$14.878	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$10.000	$—	$—
Accumulation unit value at end of period	$11.845	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$10.000	$—	$—
Accumulation unit value at end of period	N/A	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$10.000	$—	$—
Accumulation unit value at end of period	$19.953	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	—	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$10.000	$—	$—
Accumulation unit value at end of period	$13.926	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.312	$16.149	$34.847	$27.616	$22.000	$13.176	$14.417	$10.000	$—	$—
Accumulation unit value at end of period	$31.470	$27.312	$16.149	$34.847	$27.616	$22.000	$13.176	$14.417	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.448	$12.724	$26.584	$19.546	$14.647	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$25.353	$21.448	$12.724	$26.584	$19.546	$14.647	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686	$4.635	$5.217	$4.212
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$7.974	$6.686	$4.635	$5.217
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.293	$24.556	$17.54	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.293	$24.556	$17.54	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.015	$8.175	$14.140	N/A	$24.556	$17.540	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	$13.131	$11.015	$8.175	$14.140	$29.293	$24.556	$17.540	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$10.000	$—	$—
Accumulation unit value at end of period	$6.274	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$10.000	$—	$—
Accumulation unit value at end of period	$13.442	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period**	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$10.000	$—	$—
Accumulation unit value at end of period	$20.317	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$10.000	$—	$—
Accumulation unit value at end of period	$18.253	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$10.221	$—	$—	$—
Accumulation unit value at end of period	$11.240	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$10.032	$—	$—	$—
Accumulation unit value at end of period	$12.319	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$10.378	$—	$—	$—
Accumulation unit value at end of period	$14.465	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$10.074	$—	$—	$—
Accumulation unit value at end of period	$13.703	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$16.171	N/A	$13.937	$14.095	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.981	$16.171	$8.811	$13.937	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$14.490	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.051	$14.490	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount (formerly JPMorgan Small Company Portfolio)
Accumulation unit value at beginning of period***	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457	$10.254	$—	$—	$—
Accumulation unit value at end of period	$13.359	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$10.000	$—	$—
Accumulation unit value at end of period	N/A	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$11.711	$17.893	$17.825	$15.568	$14.546	$12.262	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$10.327	$—	$—
Accumulation unit value at end of period	N/A	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178	$26.038
Accumulation unit value at end of period	$39.773	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018	$21.043
Accumulation unit value at end of period	$37.567	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024	$20.098
Accumulation unit value at end of period	$24.418	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$10.000	$—	$—
Accumulation unit value at end of period	$20.422	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377	$10	$—	$—
Accumulation unit value at end of period	N/A	N/A	$10.822	$17.235	$18.735	$15.687	$15.477	$13.377	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890	$27.369
Accumulation unit value at end of period	$30.156	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$10.000	$—	$—
Accumulation unit value at end of period	$12.466	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$10.000	$—	$—
Accumulation unit value at end of period	$19.848	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$10.000	$—	$—
Accumulation unit value at end of period	$3.560	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$10.000	$—	$—
Accumulation unit value at end of period	$13.118	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$10.000	$—	$—
Accumulation unit value at end of period	$18.291	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$—	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$10.000	$—	$—
Accumulation unit value at end of period	$—	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$—	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$10.000	$—	$—
Accumulation unit value at end of period	$—	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$4.998	$4.851	$3.97	$5.739	$5.203
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$4.998	$4.851	$3.97	$5.739
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.583	$1.451	$1.116	$1.537	$1.367
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.583	$1.451	$1.116	$1.537
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	N/A	—	—	—	—

**	Commencement of Offering on May 1, 2003.

***	Commencement of Offering on May 3, 2004.

#	ING JPMorgan Emerging Markets Equity was available under the Contract on December 5, 2005 and DWS Growth & Income was available under the Contract on May 3, 2005.

##	Cessation of Operations ING Emerging Markets closed on December 2, 2005.

###	Cessation of Operations on April 29, 2005.

####	Effective January 4, 2007, the ING VP Natural Resources Trust merged into ING Global Resources Portfolio, a series of ING Investors Trust.

†	Cessation of Operations on April 30, 2007.

Effective May 1, 2011, DWS Technology VIP will merge into DWS Capital Growth VIP.

Effective May 1, 2011, Invesco V.I. Financial Services Fund will merge into Invesco V.I. Dividend Growth Services Fund.

Effective December 17, 2010, Franklin Zero Coupon Fund 2010 was liquidated.

Effective May 1, 2009, JPMorgan International Equity subaccount merged into the JPMorgan Insurance Trust International Equity subaccount.

Effective May 1, 2009, JPMorgan Mid Cap Value subaccount merged into the JPMorgan Insurance Trust Mid Cap Value subaccount.

Effective May 1, 2009, JPMorgan Small Company merged into JPMorgan Insurance Trust Small Cap Core subaccount.

The financial statements and reports of independent accountants for the ZALICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

ZALICO, THE SEPARATE ACCOUNT AND THE FUNDS

Zurich American Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1400 American Lane, Schaumburg, Illinois 60196. For Insurance Services please write us at P.O. Box 758557, Topeka, KS 66675-8557. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Zurich American Corporation (formerly Kemper Corporation), a non-operating holding company. Zurich American Corporation is an indirect wholly-owned subsidiary of Zurich Financial Services (“ZFS”), a Swiss holding company. Effective August 22, 2010, Kemper Investors Life Insurance Company (“KILICO”), the insurance company that issued your Contract, changed its name to Zurich American Life Insurance Company, or ZALICO. The change in the name of the insurance company from KILICO to ZALICO does not change or alter any of the terms or provisions of your Contract. ZALICO will continue to honor all its obligations under your Contract. ZALICO remains organized under the laws of the State of Illinois. ZALICO continues to be a wholly-owned subsidiary of Zurich American Corporation and an indirect wholly-owned subsidiary of ZFS.

Effective September 3, 2003 (the “Closing Date”), ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account) (the “Separate Account”). These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life. Protective Life has reinsured 100% of the variable annuity business of Chase Insurance to Commonwealth Annuity and Life Insurance Company (formerly Allmerica Financial Life Insurance and Annuity Company), a subsidiary of The Goldman Sachs Group, Inc.

The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

We established the ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account) on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The Separate Account is registered with the SEC as a unit investment trust, however, the SEC does not supervise the management, investment practices or policies of the Separate Account or ZALICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Fifty-eight Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the

Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Funds

The Separate Account invests in shares of the following registered, open-end management investment companies:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	The Alger Portfolios

•	American Century Variable Portfolios, Inc.

•	Credit Suisse Trust

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	DWS Variable Series I

•	DWS Variable Series II

•	Fidelity Variable Insurance Products Funds

•	Franklin Templeton Variable Insurance Products Trust

•	ING Investors Trust

•	JPMorgan Insurance Trust

•	Janus Aspen Series

•	Oppenheimer Variable Account Funds

SEC registration does not involve SEC supervision of the Funds’ management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The 58 Portfolios or Funds are summarized below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)

Invesco V.I. Dividend Growth Fund—The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund will normally invest at least 80% of its net asset (plus any borrowings for investment purposes in common stocks of companies which pay dividends and have the potential for increasing dividends.

Invesco V.I. Global Health Care Fund—The Fund’s investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of net (plus borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry.

Invesco V.I. Global Real Estate Fund—The Funds investment objective is total return through growth of capital and current income. The Fund invests under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related issuers.

Invesco V.I. Utilities Fund—The Fund’s investment objective is long-term growth of capital and secondarily, current income. The Fund invests under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in utilities-related industries.

The Alger Portfolios (Class I-2 Shares)

Alger Large Cap Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2009, the market capitalization of the companies in this index ranged from $260.8 million to $332.7 billion.

Alger Mid Cap Growth Portfolio seeks long-term capital appreciation. It focuses on midsized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium-capitalization stocks.

Alger Small Cap Growth Portfolio seeks long-term appreciation. It focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small-capitalization stocks.

American Century Variable Portfolios, Inc. (Class I Shares)

American Century VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust

Credit Suisse Trust International Equity Flex III Portfolio seeks capital appreciation. To pursue this goal, it invests at least 80% of its net assets in equity securities of foreign companies and derivatives providing exposure to equity securities of foreign companies. The portfolio seeks to outperform the MSCI EAFE Index. The MSCI EAFE Index is designed to measure the performance of equities in developed markets outside North America, which include Europe, Australasia (Australia and New Zealand) and the Far East. The portfolio generally will (i) purchase securities, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) sell securities short (which means, sell borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop), either directly or through derivatives, in an amount up to approximately 30% of its net assets. The portfolio may invest in equity securities without regard to market capitalization. Uses proprietary quantitative models.

Dreyfus Investment Portfolios (Service Shares)

Dreyfus IP MidCap Stock Portfolio—The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400). The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400, the fund’s benchmark, is a primary goal of the investment process. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary quantitative model that measures a diverse set of corporate characteristics to identify and rank stocks based on valuation, momentum/sentiment, and earnings quality.

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

The fund seeks to provide capital growth, with current income as a secondary goal. To pursue its goals, the fund, in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America. The fund’s investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. In selecting stocks, the portfolio manager begins by using computer models to identify and rank stocks within an industry or sector, based on several characteristics, including value, growth and financial profile. Next, based on fundamental analysis, the portfolio manager designates the most attractive of the higher ranked securities as potential purchase candidates, drawing on a variety of sources, including company management and internal as well as Wall Street research. The portfolio manager then evaluates each stock to determine whether the company enhances the quality of life in America by considering its record in the areas of protection and improvement of the environment and the proper use of our natural resources, occupational health and safety, consumer protection and product purity and equal employment opportunity. The portfolio manager then further examines the companies determined to be eligible for purchase, by industry or sector, and select investments from those companies the portfolio manager considers to be the most attractive based on financial considerations.

DWS Variable Series I (Class A Shares)

DWS Bond VIP seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.

DWS Capital Growth VIP seeks to provide long-term growth of capital.

DWS Growth & Income VIP seeks long-term growth of capital, current income and growth of income. The fund invests at least 65% of total assets in equities, mainly common stocks. QS Investors, LLC is the subadvisor for the fund.

DWS International VIP seeks long-term growth of capital. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States).

DWS Variable Series II (Class A)

DWS Balanced VIP seeks high total return, a combination of income and capital appreciation. The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund normally invests approximately 60% of net assets in common stocks and other equity securities and approximately 40% of net assets in fixed-income securities, including non-investment grade high yield bonds. The fund invests at least 25% of net assets in fixed income senior securities and at least 25% of net assets in common stocks and other equity securities. Deutsche Asset Management International GmbH (“DeAMi”) and QS Investors, LLC are the subadvisors for the fund.

DWS Core Fixed Income VIP seeks high current income. Under normal circumstances, the fund invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities.

DWS Diversified International Select Equity VIP seeks capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics.

DWS Dreman Small Mid Cap Value VIP seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies. The fund defines small companies as those that are similar in market value to those in the Russell 2000® Value Index.

DWS Government & Agency Securities VIP seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of U.S. government securities.

DWS High Income VIP seeks to provide a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in U.S. dollars or foreign currencies from foreign issuers.

DWS Large Cap Value VIP seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Deutsche Asset Management International GmbH (“DeAMi”) is the subadvisor for the fund.

DWS Money Market VIP seeks maximum current income to the extent consistent with stability of principal. The fund pursues its objective by investing in high quality, short-term securities, as well as repurchase agreements that are backed by high-quality securities.

DWS Small Cap Growth VIP seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of small and mid-sized U.S. companies. This fund was formerly known as DWS Small Cap Growth VIP.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

Fidelity VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P® 500 Index.

Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.

Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

Franklin Small Cap Value Securities Fund seeks long-term total return. The fund normally invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

Franklin U.S. Government Fund seeks income. The fund normally invests at least 80% of its net assets in U.S. government securities.

Mutual Global Discovery Securities Fund seeks capital appreciation. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.

Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.

ING Investors Trust

ING JPMorgan Emerging Markets Equity Portfolio (Institutional Class) seeks capital appreciation.

ING Global Resources Portfolio (Class S) seeks long-term capital appreciation.

JPMorgan Insurance Trust (Class 1)

JPMorgan Insurance Trust Mid Cap Growth Portfolio seeks capital growth over the long term.

JPMorgan Insurance Trust Equity Index Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)

JPMorgan Insurance Trust International Equity Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies.

JPMorgan Insurance Trust Intrepid Mid Cap Value Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMorgan Insurance Trust Mid Cap Value Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

JPMorgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.

JPMorgan Insurance Trust U.S. Equity Portfolio seeks to provide high total return from a portfolio of selected equity securities.

Janus Aspen Series

Janus Aspen Balanced Portfolio (Institutional Shares) seeks long-term growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Aspen Janus Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Aspen Perkins Mid Cap Value Portfolio (Service Shares) seeks capital appreciation.

Janus Aspen Worldwide Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital.

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer High Income Fund/VA seeks a high level of current income from investment in high-yield, fixed-income securities.

Oppenheimer Main Street Fund®/VA seeks high total return.

Oppenheimer Main Street Small- & Mid-Cap Fund®/VA seeks capital appreciation. The Fund was formerly known as Oppenheimer Main Street Small Cap Fund/VA.

Oppenheimer Small- & Mid-Cap Growth Fund/VA seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Global Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities.

The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

Invesco Advisors, Inc. is the investment adviser for the available Portfolios of Invesco Variable Insurance Funds. Invesco Asset Management Limited is the sub-adviser for Invesco V.I. Global Real Estate Fund.

Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger Portfolios.

American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

Credit Suisse Asset Management, LLC is the investment adviser for the Credit Suisse Trust Emerging Markets Portfolio.

Deutsche Investment Management Americas Inc. is the investment advisor for the available funds of DWS Variable Series I and II. Deutsche Asset Management International GmbH (“DeAMi”) is the subadvisor for the DWS Balanced VIP and DWS Large Cap Value VIP.

The Dreyfus Corporation serves as the investment adviser for the Dreyfus VIF MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

Fidelity Management & Research Company (“FMR”) is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. FMR is the fund’s manager. FMR Co., Inc. (FMRC) and other affiliates of FMR serve as the sub-advisers for the Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Fund.

*

“Standard & Poor’s®,” “S&P®” and “S&P MidCap 400®” are trademarks of The McGraw-Hill Companies, Inc. The Dreyfus Corporation has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, and Standard & Poor’s® makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio’s Statement of Additional Information.

Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other affiliates of FMR serve as sub-advisers for the Fidelity VIP Asset ManagerSM Portfolio. FMRC and Geode Capital Management, LLC serve as the sub-advisers for the Fidelity VIP Index 500 Fund.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund and the Franklin Small Cap Value Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Strategic Income Securities Fund and the Franklin U.S. Government Fund Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery Securities Fund. Mutual Shares Securities Fund. Templeton Asset Management Ltd. (Asset Management) is the investment adviser for the Templeton Developing Markets Securities Fund.

Directed Services LLC. serves as the investment adviser and J. P. Morgan Investment Management Inc. serves as the sub-adviser for the ING JPMorgan Emerging Markets Equity Portfolio. Directed Services LLC. serves as the investment adviser and ING Investment Management Co. serves as the sub-adviser for the ING Global Resources Portfolio.

J.P. Morgan Investment Management Inc. is the investment adviser for the available Portfolios of the JPMorgan Insurance Trust.

Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series. Perkins Investment Management, LLC is the subadviser for Janus Aspen Perkins Mid Cap Value Portfolio.

OppenheimerFunds, Inc. is the investment adviser for the available Funds of the JPMorgan Insurance Trust.

The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new Portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 (“1940 Act”); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is part of the Company’s General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim’s paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment was $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

•

The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

•	The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction.

You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant’s or your estate.

Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See “Federal Tax Matters.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee’s debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

We may issue a Contract without a signed application if:

•	a dealer provides us with application information, electronically or in writing,

•	we receive the initial Purchase Payment, and

•	you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(1 divided by 2) minus 3, where:

(1) is the net result of:

•	the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

(2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

(3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

3. Contract Value.

On any Valuation Date, the Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

•

The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

•	You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party’s instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•

transfers into and out of the Credit Suisse International Equity Flex III (formerly Credit Suisse Trust-Emerging Market), the ING JPMorgan Emerging Markets Equity, the JPMorgan Insurance Trust International Equity, the Janus Aspen Worldwide, the Mutual Discovery Securities, the Oppenheimer Global Securities Fund/VA, the DWS International VIP, the DWS Diversified International Select Equity VIP and the Templeton Developing Market Securities Subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

•

Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the Securities and Exchange Commission, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

6. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See “Federal Tax Matters.”) A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See “Federal Income Taxes.”)

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See “Withdrawal Charge.”)

For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

You may request a partial withdrawal subject to the following:

•	The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

Election to withdraw shall be made in writing to us at our administrative office: Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557. and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our administrative office provided, however, that we may suspend withdrawals or delay payment more than seven days:

•	during any period when the New York Stock Exchange is closed,

•	when trading is restricted or the SEC determines an emergency exists, or

•	as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Tax Matters.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

•	the Contract Value less Debt, or

•	the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below.

For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under “Annuity Options.” The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse (under Federal law), the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased’s attainment of age 90, the death benefit will be the greater of:

•	the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

•	the Contract Value minus Debt, or

•

the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased’s 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased’s 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

If you purchased the Contract between March 1, 1997 and May 1, 2000 as an Individual Retirement Annuity, Simplified Employee Pension or Non-Qualified Contract, the following restrictions on investment options apply. Effective May 1, 2005, the following Subaccounts will no longer be available if you have not previously invested in the Subaccount: Invesco V.I. Financial Services, Invesco V.I. Global Health Care, Credit Suisse Trust International Equity Flex III, Franklin U.S. Government, Franklin Zero Coupon Fund 2010, JPMorgan Trust International Equity, Mutual Shares Securities, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer Main Street Small Cap, Oppenheimer Small- & Mid-Cap Growth Fund/VA, DWS Technology VIP and Templeton Developing Markets Subaccounts. (See “Change of Investments.”)

Guaranteed Minimum Death Benefit Rider.

The Guaranteed Minimum Death Benefit Rider (“GMDB”) is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

(3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value reduced by any dollar for dollar reduction.

The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary’s life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse (under Federal law) is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

The Earnings Based Death Benefit rider (“EBDB”) is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See “Guaranteed Minimum Death Benefit Rider.” above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

If elected, the death benefit will be as follows:

•	the Guaranteed Minimum Death Benefit (See “Guaranteed Minimum Death Benefit Rider” above); plus

•	the EBDB factor times the lesser of:

a.	remaining principal, or

b.	Contract Value minus remaining principal, but not less than zero.

The EBDB factor is 0.40 if death occurs prior to the 10th Contract anniversary, 0.50 if death occurs between the 10th and 15th Contract anniversaries and 0.70 if death occurs on or after the 15th Contract anniversary.

Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

8. Loans.

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code (“Code”) or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody’s Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	withdrawal charge,

•	premium tax, and

•	optional death benefit charges,

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See “The Funds.”)

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. RECORDS MAINTENANCE CHARGE.

We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

•	$7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

•	$3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

•	No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

The record maintenance charge is not assessed during the Annuity Period.

The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract’s participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

C. WITHDRAWAL CHARGE.

We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	6%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”) The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select

Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. (See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.)

We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of ZALICO and DWS Variable Series II (formerly Scudder Variable Series II), DWS Variable Series II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

D. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

Each Portfolio’s net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds’ statements of additional information.

E. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. (See “Appendix—State Premium Tax Chart” in the Statement of Additional Information.)

F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

•	the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

•	the total amount of Purchase Payments to be received and the method in which they will be remitted;

•	any prior or existing relationship with us;

•	the level of commission paid to selling broker-dealers;

•	the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

•	the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2. Annuity Options.

You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the payee; and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

•	Option 2, or

•

Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least five years from your death to elect these options.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

If your Contract is a Qualified Contract, this option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee’s death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the payee’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while both payees are living. Upon either payee’s death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee’s death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of the Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the

Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distribution under a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes,

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings, and

•	required distributions upon death.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain Contracts acquired by a decedent’s estate due to the death of the decedent,

•	certain Qualified Contracts,

•	certain Contracts used with structured settlement agreements, and

•	certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings.

We do not know what limits may be set forth in any future guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Required Distribution. In order to be treated as an annuity contract for federal income tax purposes, the Contract must provide that:

(a)	if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

(b)	if an Owner dies prior to the annuity starting date, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Nonqualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with these death distribution requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with these requirements when clarified by regulation or otherwise.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract.” This amount is referred to as the “income on the contract.”

Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

If the Contract includes the Guaranteed Retirement Income Benefit rider (the “GRIB rider”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

5. Taxation of Death Benefits

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income and:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an Annuity Option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

6. Penalty Tax on Premature Distributions

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

•	received on or after you reach age 59½,

•	received due to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•

made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements. Other exceptions may apply.

7. Aggregation of Contracts

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

8. Assignment or Pledges

A transfer of ownership of a Non-Qualified Contract, a pledge of any interest in a Non-Qualified Contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the Non-Qualified Contract may result in taxable income. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

9. Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

10. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such Contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70½, and for other Qualified Plans, the later of age 70½ or retirement. Roth IRAs, however, do not require distributions before death. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

•	received after you reach age 59½,

•	received after your death or because of your disability, or

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser. Subject to certain exceptions, the 10% penalty tax on premature distributions prior to age 59½ is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	“qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution,” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70½.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any “qualified distribution”, as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59½, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. Purchase payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See “8. Guaranteed Minimum Death Benefit” and “9. Earnings Based Death Benefit”). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Generally, a 10% penalty tax applies to distributions made before age 59½, unless certain exceptions apply. In addition, tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59½, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer’s Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

In light of the limitations in the new income tax regulations, the Company will require appropriate written documentation (i.e. information sharing agreements) in order to accept rollovers, transfers, or exchanges into a section 403(b) annuity contract. Before making a rollover, transfer, or exchange to another section 403(b) contract, you should consult your tax adviser about the tax consequences to you.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and subject to, the claims of the general creditors of the sponsoring employer. Those who intend to use the Contracts in connection with such plans should seek competent advice.

Corporate Pension and Profit-Sharing Plans. Section 401(a) of the Code allows corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

The Contract includes optional death benefits that in some cases may exceed the greater of the Purchase Payments or the Contract Value. These death benefits could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, an employer using the Contract in connection with such a plan should consult its tax adviser.

2. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to “direct rollover” and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if (i) the payee (or the payee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) the payee’s non-spouse beneficiary chooses a “direct rollover” from a plan to an IRA established by the direct rollover. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012 , these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity purchases by residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF CONTRACTS

We entered into a principal underwriting agreement with Investment Distributors, Inc. (“IDI”), 2801 Highway 280 South, Birmingham, AL 35223, for sale of the Contracts. IDI is a wholly-owed subsidiary of Protective Life Corporation. IDI is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority (“FINRA”).

IDI entered into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IDI authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from the website at www.insuranceserviceonline.com.

You may direct inquiries to the selling agent or may call (800) 457-9047 or write to Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

DISCONTINUED ASSET ALLOCATION SERVICE

Effective March 31, 2008, the discretionary asset allocation service under the Managed Investment Advisory Account (“MIAA”) program provided by PMG Asset Management, Inc. (“PMG”), a registered investment adviser with the SEC, has been discontinued. After March 31, 2008, the asset allocation models available in the MIAA program are no longer updated and no additional MIAA program fees are deducted from any variable annuity contracts.

PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

Transfers During The Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

Withdrawals During The Accumulation Period. You may request a partial withdrawal subject to the following conditions:

•	The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

•	Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account, ZALICO or IDI is a party.

TABLE OF CONTENTS—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Registered Public Accounting Firm; Financial Statements of Separate Account; Report of Independent Registered Public Accounting Firm; Financial Statements of Zurich American Life Insurance Company; Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company (the “Company”) as of December 31, 2010 and 2009 and for each of the three years ended December 31, 2010 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and Contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2010 and the related statement of operations for the year then ended and the statement of changes in Contract owners’ equity for each of periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

The Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the “Summary of Expenses”. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

(1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

(2) the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant’s 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

(3) the greatest anniversary value immediately preceding the earlier of the original Annuitant’s 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

The guaranteed annuity factors are based on the “1983 Table a” individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

•	If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

•

Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

•	Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

•

You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

•

Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•

In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
Less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

APPENDIX

ZURICH AMERICAN LIFE INSURANCE COMPANY DEFERRED FIXED

AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA

DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Zurich American Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Insurance Services, P.O. Box 758557, Topeka KS 66675-8557, or call (800) 457-9047. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70  1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $4,000 for 2007 and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 for 2007 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $9,000 for 2007 ($4,000 annual contribution for each individual, plus $500 for each individual if the individual has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. The maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2007 and thereafter	$80,000–$100,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2007 and thereafter	$50,000–$60,000

The phase-out range for married individuals filing separately is $0–$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $15,000 (indexed for cost-of-living increases) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $10,500 for 2007, indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70  1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70  1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

(a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to

(b) $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59  1/2. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.50%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by ZALICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$17,371	27	$41,703	40	$77,436
2	2,000	15	18,929	28	43,991	41	80,796
3	3,038	16	20,534	29	46,348	42	84,256
4	4,130	17	22,187	30	48,775	43	87,821
5	5,264	18	23,889	31	51,275	44	91,492
6	6,442	19	25,643	32	53,850	45	95,274
7	7,665	20	27,449	33	56,503	46	99,169
8	8,932	21	29,309	34	59,235	47	103,181
9	10,236	22	31,225	35	62,048	48	107,313
10	11,580	23	33,199	36	64,947	49	111,569
11	12,965	24	35,232	37	67,932	50	115,953
12	14,390	25	37,326	38	71,007
13	15,859	26	39,482	39	74,174

*	Includes applicable withdrawal charges.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$1,513	27	$2,221	40	$3,262
2	1,013	15	1,558	28	2,288	41	3,360
3	1,053	16	1,605	29	2,357	42	3,461
4	1,095	17	1,653	30	2,427	43	3,565
5	1,138	18	1,702	31	2,500	44	3,671
6	1,183	19	1,754	32	2,575	45	3,782
7	1,230	20	1,806	33	2,652	46	3,895
8	1,267	21	1,860	34	2,732	47	4,012
9	1,305	22	1,916	35	2,814	48	4,132
10	1,344	23	1,974	36	2,898	49	4,256
11	1,384	24	2,033	37	2,985	50	4,384
12	1,426	25	2,094	38	3,075
13	1,469	26	2,157	39	3,167

*	Includes applicable withdrawal charges.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

PERIODIC PAYMENT

VARIABLE ANNUITY CONTRACTS

ZURICH ADVANTAGE III

Issued By

ZURICH AMERICAN LIFE INSURANCE COMPANY

(formerly Kemper Investors Life Insurance Company)

in Connection With

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO Variable Annuity Separate Account)

HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196

(847) 605-6120

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2011. The Prospectus may be obtained from Zurich American Life Insurance Company by writing to us c/o Protective Life Insurance Company at 1707 North Randall Road, Suite 310, Elgin, Illinois 60123-9409, or calling 1-888-477-9700.

SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Registered Public Accounting Firm for the ZALICO Variable Annuity Separate Account

Zurich American Life Insurance Company (“ZALICO”) maintains the books and records of the ZALICO Variable Annuity Separate Account (the “Separate Account”). ZALICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of ZALICO. ZALICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by ZALICO.

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and ZALICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by ZALICO, including the Contracts. The coinsurance agreement does not change ZALICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On July 3, 2006, Protective Life Insurance Company (“Protective Life”) of Birmingham, Alabama, acquired CILAAC. Protective Life reinsured 100% of the variable annuity business of CILAAC, including the Contract and certain other registered variable annuity contracts that are funded through the Separate Account, to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group, Inc., formerly known as Allmerica Financial Life Insurance and Annuity Company. On April 1, 2007, CILAAC merged into and with Protective Life. On the date of the merger, Protective Life acquired from CILAAC all of CILAAC’s assets and became directly liable for CILAAC’s liabilities and obligations including the Contracts (underwritten by ZALICO) then outstanding. Protective Life is responsible for administration of the Contracts.

The issuer, benefits and provisions of the Contract were not changed by any of the transactions described above.

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, New York, New York, for the year ended December 31, 2010 and 2009 and Chicago, Illinois, for the year ended December 31, 2008. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and ZALICO for the years ended December 31, 2010, 2009 and 2008.

The Contracts are no longer available for sale. The Contracts were sold by licensed insurance agents, where the Contracts could be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). The Contracts are distributed through the principal underwriter for the Separate Account, Investment Distributors, Inc (“IDI”) and formerly by Investors Brokerage Services, Inc. (“IBS”), which entered into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

ZALICO pays commissions to the selling broker-dealers, respectively, which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2010, 2009 and 2008, ZALICO incurred gross commissions payable of approximately $6.1, $6.2 and $3.2 million, respectively, to licensed insurance agents.

STATE REGULATION

ZALICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. ZALICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, ZALICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

2

CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2010. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company (the “Company”) as of December 31, 2010 and 2009 and for each of the three years ended December 31, 2010 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and Contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2010 and the related statement of operations for the year then ended and the statement of changes in Contract owners’ equity for each of periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

3

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT
OF ZURICH AMERICAN LIFE INSURANCE COMPANY
REPORT ON AUDIT OF FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2010

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

[PWC Letterhead]
Report of Independent Registered Public Accounting Firm
To the Contract Owners of ZALICO Variable Annuity Separate Account
and the Board of Directors of Zurich American Life Insurance Company
In our opinion, the accompanying statement of assets, liabilities and contract owners’ equity and the related statements of operations and of changes in contract owners’ equity present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the ZALICO Variable Annuity Separate Account at December 31, 2010, and the results of each of their operations and the changes in each of their contract owners’ equity for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Zurich American Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2010 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
April 28, 2011

1

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

									American Century
									Variable Portfolios,
	Alger Portfolios								Inc.
					Alger	Alger	Alger	Alger	American
	Alger	Alger	Alger Capital	Alger Capital	Large Cap	Mid Cap	Mid Cap	Small Cap	Century VP Income
	Balanced O	Balanced S	Appreciation O	Appreciation S	Growth I-2	Growth I-2	Growth S	Growth I-2	& Growth
	Subaccount	Subaccount (a)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$42,236,701	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	42,236,701	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	259	—	—	—	—	—	—	—	—

Contract owners’ equity	$42,236,442	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584

Accumulation period	$42,219,613	—	54,320,978	1,536	11,324,692	13,497,680	13,164	8,549,601	10,418,866
Annuity period	16,828	—	1	—	17,105	—	—	14,339	718

Total Contract Owners’ Equity	$42,236,442	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584

Units Outstanding	3,448,862	—	4,577,704	83	208,811	383,795	844	172,886	1,449,828

Shares Owned in each Portfolio	3,637,959	—	1,041,430	30	259,657	1,058,642	1,067	267,206	1,722,245

Fair Value per Share	$11.61	—	52.16	51.04	43.68	12.75	12.34	32.05	6.05

(a)	Cessation of operations as of November 23, 2010, Alger Balanced Portfolio Class S. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

2

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

						Dreyfus		The Dreyfus
	American Century			Credit Suisse		Investment		Socially Responsible
	Variable Portfolios, Inc.			Trust		Portfolios		Growth Fund, Inc.
	American	American	American	Credit Suisse	Credit Suisse	Dreyfus	Dreyfus		Dreyfus Socially
	Century VP Income	Century VP	Century VP	Trust International	Trust International	I.P. MidCap	I.P. MidCap	Dreyfus Socially	Responsible Growth
	& Growth II	Value	Value II	Equity Flex II	Equity Flex III	Stock A	Stock SC	Responsible Growth A	SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$8,917	20,808,685	3,919	—	43,926,844	58,739,382	2,010,062	5,724,278	2,028
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	8,917	20,808,685	3,919	—	43,926,844	58,739,382	2,010,062	5,724,278	2,028

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	638	—	—	—

Contract owners’ equity	$8,917	20,808,685	3,919	—	43,926,844	58,738,744	2,010,062	5,724,278	2,028

Accumulation period	$8,917	20,765,372	3,919	—	43,907,334	58,729,730	2,010,062	5,724,278	2,028
Annuity period	—	43,313	—	—	19,510	9,014	—	—	—

Total Contract Owners’ Equity	$8,917	20,808,685	3,919	—	43,926,844	58,738,744	2,010,062	5,724,278	2,028

Units Outstanding	693	2,020,986	272	—	2,176,109	3,677,366	126,956	507,993	160

Shares Owned in each Portfolio	1,474	3,550,970	669	—	6,685,973	4,460,090	152,740	191,447	68

Fair Value per Share	$6.05	5.86	5.86	—	6.57	13.17	13.16	29.90	29.71

See accompanying notes to financial statements

3

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS
	Variable Series I
				DWS	DWS
	DWS	DWS	DWS	Global	Global	DWS	DWS	DWS	DWS
	Bond	Capital	Capital	Opportunities	Opportunities	Growth & Income	Growth & Income	Health Care	Health Care
	VIP	Growth VIP A	Growth VIP B	VIP A	VIP B	VIP A	VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$24,437,674	229,376,794	176,898	74,320,458	3,557	30,926,698	106,869	30,941,936	11,550
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	24,437,674	229,376,794	176,898	74,320,458	3,557	30,926,698	106,869	30,941,936	11,550

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	6,998	—	—	—	—	—	9	—

Contract owners’ equity	$24,437,674	229,369,796	176,898	74,320,458	3,557	30,926,698	106,869	30,941,928	11,550

Accumulation period	$24,436,527	228,507,685	176,898	74,320,458	3,557	30,889,266	106,869	30,941,736	11,550
Annuity period	1,148	862,111	—	—	—	37,431	—	192	—

Total Contract Owners’ Equity	$24,437,674	229,369,796	176,898	74,320,458	3,557	30,926,698	106,869	30,941,928	11,550

Units Outstanding	2,608,674	17,222,300	12,475	3,381,940	165	3,206,489	8,426	2,228,996	655

Shares Owned in each Portfolio	4,317,610	11,708,872	9,067	5,204,514	254	4,090,833	14,155	2,728,566	1,049

Fair Value per Share	$5.66	19.59	19.51	14.28	14.03	7.56	7.55	11.34	11.01

See accompanying notes to financial statements

4

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS		DWS
	Variable Series I		Variable Series II
								DWS
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	Diversified	DWS
	International	International	Balanced	Blue Chip	Blue Chip	Core Fixed	Davis Venture	International Equity	Dreman Small Mid
	VIP A	VIP B	VIP	VIP A	VIP B	Income VIP A	Value VIP	VIP	Cap Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$42,166,920	71,620	180,809,182	58,274,262	166,590	47,896,149	—	59,066,342	132,029,494
Dividends and other receivables	—	—	—	—	—	208	—	—	—

Total assets	42,166,920	71,620	180,809,182	58,274,262	166,590	47,896,356	—	59,066,342	132,029,494

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	2,253	—	1,491	2,110	—	—	—	6	1,517

Contract owners’ equity	$42,164,667	71,620	180,807,691	58,272,151	166,590	47,896,356	—	59,066,335	132,027,978

Accumulation period	$42,099,450	71,620	179,194,651	58,224,136	166,590	47,811,221	—	58,960,584	131,887,226
Annuity period	65,217	—	1,613,040	48,016	—	85,135	—	105,752	140,751

Total Contract Owners’ Equity	$42,164,667	71,620	180,807,691	58,272,151	166,590	47,896,356	—	59,066,335	132,027,978

Units Outstanding	4,135,335	5,486	24,051,653	5,581,706	11,664	11,343,078	—	13,620,379	17,119,399

Shares Owned in each Portfolio	5,129,796	8,713	8,170,320	5,471,762	15,598	5,473,846	—	7,310,191	10,813,226

Fair Value per Share	$8.22	8.22	22.13	10.65	10.68	8.75	—	8.08	12.21

See accompanying notes to financial statements

5

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS
	Variable Series II
				DWS	DWS
	DWS	DWS	DWS	Government &	Government &	DWS	DWS	DWS	DWS
	Dreman Small Mid	Global	Global	Agency Securities VIP	Agency Securities VIP	High Income	High Income	Janus Growth &	Large Cap
	Cap Value VIP B	Thematic VIP A	Thematic VIP B	A	B	VIP A	VIP B	Income VIP	Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$235,392	38,862,156	39,713	87,300,242	208,559	119,021,930	144,160	—	131,101,667
Dividends and other receivables	—	—	—	1,637	—	—	—	—	—

Total assets	235,392	38,862,156	39,713	87,301,879	208,559	119,021,930	144,160	—	131,101,667

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	151	—	—	—	361	—	—	8,803

Contract owners’ equity	$235,392	38,862,005	39,713	87,301,879	208,559	119,021,569	144,160	—	131,092,864

Accumulation period	$235,392	38,858,490	39,713	86,557,811	208,559	118,357,372	144,160	—	130,791,068
Annuity period	—	3,515	—	744,068	—	664,197	—	—	301,796

Total Contract Owners’ Equity	$235,392	38,862,005	39,713	87,301,879	208,559	119,021,569	144,160	—	131,092,864

Units Outstanding	11,666	2,422,143	2,347	12,819,801	16,798	12,443,455	8,577	—	16,958,065

Shares Owned in each Portfolio	19,294	4,187,732	4,275	6,725,751	16,105	17,249,555	20,802	—	11,110,311

Fair Value per Share	$12.20	9.28	9.29	12.98	12.95	6.90	6.93	—	11.80

See accompanying notes to financial statements

6

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS
	Variable Series II
	DWS	DWS	DWS	DWS	DWS			DWS	DWS
	Large Cap	Mid Cap	Money Market	Small Cap Growth	Strategic	DWS	DWS	Technology	Technology
	Value VIP B	Growth VIP	VIP	VIP	Income VIP	Strategic Value VIP A	Strategic Value VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount (b)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$169,630	16,831,006	94,048,655	59,138,426	44,962,277	147,904,599	152,542	46,276,132	15,771
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	169,630	16,831,006	94,048,655	59,138,426	44,962,277	147,904,599	152,542	46,276,132	15,771

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	383	179	1,059	5,948	—	733	—

Contract owners’ equity	$169,630	16,831,006	94,048,272	59,138,246	44,961,218	147,898,651	152,542	46,275,399	15,771

Accumulation period	$169,630	16,831,006	93,804,060	59,080,550	44,863,589	147,798,304	152,542	46,259,022	15,771
Annuity period	—	—	244,211	57,696	97,629	100,347	—	16,378	—

Total Contract Owners’ Equity	$169,630	16,831,006	94,048,272	59,138,246	44,961,218	147,898,651	152,542	46,275,399	15,771

Units Outstanding	12,864	1,555,860	20,485,047	15,249,794	2,785,117	11,960,608	13,311	7,780,964	1,125

Shares Owned in each Portfolio	14,363	1,351,888	94,048,655	4,269,922	3,759,388	18,192,448	18,717	4,222,275	1,482

Fair Value per Share	$11.81	12.45	1.00	13.85	11.96	8.13	8.15	10.96	10.64

(b)	Effective December 17, 2010, DWS Money Market VIP Subaccount merged with Franklin Zero Coupon 2010. Previous to this date effective November 23, 2010, Subaccount merged with Alger Balanced Portfolio CL S. Previous to this date effective April 23, 2010, Subaccount merged with JPMorgan Insurance Trust Balanced.
See accompanying notes to financial statements

7

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	DWS	DWS		Fidelity
	Variable Series II	Investments VIT Funds		Variable Insurance Products Funds
	DWS	DWS	DWS	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity
	Turner Mid Cap	Equity 500	Equity 500	VIP	VIP	VIP	VIP	VIP	VIP
	Growth VIP	Index VIP A	Index VIP B2	Asset Manager	Contrafund	Contrafund 2	Equity Income	Equity Income 2	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$44,025,360	76,429,234	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	44,025,360	76,429,234	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	32	901	—	—	—	—	—	—	—

Contract owners’ equity	$44,025,328	76,428,333	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154

Accumulation period	$44,024,765	76,412,132	18,235	5,253,419	70,541,968	16,836	27,240,328	5,781	25,144,354
Annuity period	563	16,201	—	25,035	155,814	—	26,918	—	23,800

Total Contract Owners’ Equity	$44,025,328	76,428,333	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154

Units Outstanding	3,490,690	7,268,242	1,799	172,024	1,687,941	985	776,241	447	497,735

Shares Owned in each Portfolio	4,496,972	5,803,283	1,387	363,030	2,960,544	717	1,433,609	308	678,570

Fair Value per Share	$9.79	13.17	13.15	14.54	23.88	23.49	19.02	18.75	37.09

See accompanying notes to financial statements

8

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

									Franklin Templeton
	Fidelity		Franklin Templeton						Variable Insurance
	Variable Insurance Products Funds		Variable Insurance Products Trust						Products Trust
	Fidelity	Fidelity	Franklin	Franklin	Franklin	Franklin	Franklin	Mutual	Mutual
	VIP	VIP	Rising Dividends	Small Cap Value	Strategic Income	U.S.	Zero Coupon	Global Discovery	Shares
	Index 500	Index 500 SC	Securities	Securities	Securities	Government	2010	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (c)	Subaccount	Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492

Accumulation period	$58,910,831	3,698,741	6,612,007	6,367,489	10,955,351	4,403,283	—	22,536,869	6,837,548
Annuity period	157,236	—	21,305	—	6,010	—	—	8,698	9,945

Total Contract Owners’ Equity	$59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492

Units Outstanding	392,293	26,097	442,763	310,603	699,669	351,890	—	1,069,950	466,521

Shares Owned in each Portfolio	446,167	28,168	352,461	391,845	861,742	335,872	—	1,084,443	429,310

Fair Value per Share	$132.39	131.31	18.82	16.25	12.72	13.11	—	20.79	15.95

(c)	Cessation of operations as of December 17, 2010, Franklin Zero Coupon 2010. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

9

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	Franklin Templeton	ING	ING
	Variable Insurance	Global Resources	Investors					Janus
	Products Trust	Trust	Trust	Invesco Variable Insurance Funds (d)				Aspen Series
			ING JPMorgan	Invesco	Invesco	Invesco		Janus	Janus
	Templeton Developing	ING Global Resources	Emerging Markets	Financial Services	Global	Global	Invesco	Aspen	Aspen Enterprise -
	Markets Securities	Trust	Equity	Fund	Health Care	Real Estate	Utilities	Balanced	Institutional
	Subaccount	Subaccount	Subaccount	Subaccount (e)	Subaccount (f)	Subaccount (g)	Subaccount (h)	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,943,471	76,092,291	47,048,479
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,943,471	76,092,291	47,048,479

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	633	—	—

Contract owners’ equity	$8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,942,838	76,092,291	47,048,479

Accumulation period	$8,616,972	10,783,429	10,687,499	945,252	1,574,995	6,789,014	19,931,687	75,547,713	47,002,747
Annuity period	84,061	4,994	112,412	—	—	943	11,151	544,579	45,732

Total Contract Owners’ Equity	$8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,942,838	76,092,291	47,048,479

Units Outstanding	262,452	797,856	410,250	142,544	111,169	316,699	1,823,497	1,801,300	1,178,022

Shares Owned in each Portfolio	770,003	501,787	471,200	168,194	94,255	499,997	1,341,188	2,688,774	1,215,095

Fair Value per Share	$11.30	21.50	22.92	5.62	16.71	13.58	14.87	28.30	38.72

(d)	Effective April 30, 2010, the AIM Variable Insurance Funds name changed to Invesco Variable Insurance Funds.

(e)	Effective April 30, 2010, name changed from AIM V.I. Financial Services Subaccount.

(f)	Effective April 30, 2010, name changed from AIM V.I. Global Health Care Subaccount.

(g)	Effective April 30, 2010, name changed from AIM V.I. Global Real Estate Subaccount.

(h)	Effective April 30, 2010, name changed from AIM V.I. Utilities Subaccount.
See accompanying notes to financial statements

10

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	Janus						JPMorgan
	Aspen Series						Insurance Trust
	Janus	Janus	Janus		Janus	Janus	JPMorgan	JPMorgan	JPMorgan
	Aspen	Aspen Janus -	Aspen Perkins	Janus Aspen Perkins	Aspen Worldwide	Aspen Worldwide -	Insurance Trust	Insurance Trust	Insurance Trust
	Forty	Institutional	Mid Cap Value	Small Company Value	Institutional	Service	Balanced	Core Bond	Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (i)	Subaccount	Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960

Accumulation period	$1,205,840	28,252,323	5,063,419	—	47,750,093	3	—	1,683,174	349,960
Annuity period	—	96,336	—	—	91,836	—	—	—	—

Total Contract Owners’ Equity	$1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960

Units Outstanding	91,164	1,086,131	234,843	—	1,485,843	—	—	130,762	29,833

Shares Owned in each Portfolio	33,739	1,168,535	321,691	—	1,587,850	—	—	145,856	32,018

Fair Value per Share	$35.74	24.26	15.74	—	30.13	—	—	11.54	10.93

(i)	Cessation of operations as of April 23, 2010, JPMorgan Insurance Trust Balanced. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

11

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

					JPMorgan
	Insurance Trust
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan Insurance	JPMorgan	JPMorgan		JPMorgan
	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Trust Mid Cap	Insurance Trust	Insurance Trust Small	JPMorgan Insurance	International
	Government Bond	International Equity	Intrepid Growth	Intrepid Mid Cap	Growth	Mid Cap Value	Cap Core	Trust U.S. Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (j)	Subaccount	Subaccount	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—
LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—

Accumulation period	$—	10,247,276	2,111	3,318,820	997,218	7,869,055	4,786,222	439,475	—
Annuity period	—	—	—	—	—	1	11,126	—	—

Total Contract Owners’ Equity	$—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—

Units Outstanding	—	574,058	185	230,250	65,505	559,958	250,165	33,881	—

Shares Owned in each Portfolio	—	1,004,635	140	212,472	58,972	1,157,214	320,893	28,010	—

Fair Value per Share	$—	10.20	15.11	15.62	16.91	6.80	14.95	15.69	—

(j)	Effective December 17, 2010, name changed from JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount.
See accompanying notes to financial statements

12

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

									Oppenheimer
		JPMorgan			Oppenheimer				Variable Account
	Series Trust II		Variable Account Funds						Funds
					Oppenheimer				Oppenheimer
	JPMorgan	JPMorgan	Oppenheimer	Oppenheimer	Global Strategic	Oppenheimer	Oppenheimer	Oppenheimer	Small-MidCap
	MidCap	Small	Capital	Global	Income Fund	High	Main	Main Street	Growth
	Value	Company	Appreciation	Securities	VA Service	Income	Street	Small Cap	Fund VA Series
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (k)	Subaccount	Subaccount	Subaccount	Subaccount (l)
ASSETS

Investments in underlying portfolio funds, at fair value	$—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951
LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951

Accumulation period	$—	—	2,382,999	27,097,429	10,061,327	736,349	5,702,698	7,722,501	685,951
Annuity period	—	—	138	5,150	—	—	—	1	—

Total Contract Owners’ Equity	$—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951

Units Outstanding	—	—	181,049	1,297,530	673,633	196,373	413,223	401,412	50,367

Shares Owned in each Portfolio	—	—	59,593	902,216	1,771,360	344,088	275,360	441,286	15,089

Fair Value per Share	$—	—	39.99	30.04	5.68	2.14	20.71	17.50	45.46

(k)	Effective April 30, 2010, name changed from Oppenheimer Strategic Bond Subaccount.

(l)	Effective April 30, 2010, name changed from Oppenheimer Mid Cap Subaccount.
See accompanying notes to financial statements

13

ZALICO Variable Annuity Separate Account
Statement of Assets, Liabilities and Contract Owners’ Equity
December 31, 2010

	PIMCO
	Variable Insurance Trust
	PIMCO	PIMCO
	Foreign	Low
	Bond	Duration
	Subaccount	Subaccount
ASSETS

Investments in underlying portfolio funds, at fair value	$125,192	138,146
Dividends and other receivables	—	—

Total assets	125,192	138,146
LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities — other payables	—	—

Contract owners’ equity	$125,192	138,146

Accumulation period	$125,192	138,146
Annuity period	—	—

Total Contract Owners’ Equity	$125,192	138,146

Units Outstanding	8,032	9,216

Shares Owned in each Portfolio	12,544	13,232

Fair Value per Share	$9.98	10.44

See accompanying notes to financial statements

14

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

									American Century
									Variable Portfolios,
	Alger Portfolios								Inc.
					Alger	Alger	Alger	Alger	American
	Alger	Alger	Alger Capital	Alger Capital	Large Cap	Mid Cap	Mid Cap	Small Cap	Century VP Income
	Balanced O	Balanced S	Appreciation O	Appreciation S	Growth I-2	Growth I-2	Growth S	Growth I-2	& Growth
	Subaccount	Subaccount (a)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$1,091,193	998	203,633	3	83,612	—	—	—	154,219

EXPENSES
Mortality and expense risk charges	615,258	793	731,563	79	155,437	176,869	226	109,956	142,474

Net investment income (loss)	$475,936	205	(527,929)	(76)	(71,825)	(176,869)	(226)	(109,956)	11,746

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(1,543,441)	2,020	1,878,448	728	352,718	(2,101,827)	(34)	591,375	(825,175)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(1,543,441)	2,020	1,878,448	728	352,718	(2,101,827)	(34)	591,375	(825,175)

Change in unrealized appreciation (depreciation) of investments	4,655,964	(1,886)	4,564,542	247	947,407	4,350,810	2,134	1,251,931	1,998,524

Net realized and unrealized gain (loss) on investments	$3,112,523	133	6,442,990	976	1,300,125	2,248,983	2,101	1,843,306	1,173,348

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$3,588,459	338	5,915,061	900	1,228,301	2,072,114	1,875	1,733,350	1,185,094

(a)	Cessation of operations as of November 23, 2010, Alger Balanced Portfolio Class S. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

15

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

						Dreyfus		The Dreyfus
	American Century			Credit Suisse		Investment		Socially Responsible
	Variable Portfolios, Inc.			Trust		Portfolios		Growth Fund, Inc.
	American	American	American	Credit Suisse	Credit Suisse	Dreyfus	Dreyfus		Dreyfus Socially
	Century VP Income	Century VP	Century VP	Trust International	Trust International	I.P. MidCap	I.P. MidCap	Dreyfus Socially	Responsible Growth
	& Growth II	Value	Value II	Equity Flex II	Equity Flex III	Stock A	Stock SC	Responsible Growth A	SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$103	436,378	74	—	41,653	519,758	13,357	48,548	11

EXPENSES
Mortality and expense risk charges	137	237,980	60	—	610,835	752,080	24,770	78,684	32

Net investment income (loss)	$(33)	198,398	14	—	(569,182)	(232,322)	(11,413)	(30,136)	(21)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$13	(4,889,898)	(24)	—	(843,827)	(5,007,041)	(311,940)	123,633	2
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	13	(4,889,898)	(24)	—	(843,827)	(5,007,041)	(311,940)	123,633	2

Change in unrealized appreciation (depreciation) of investments	972	6,474,590	403	—	5,514,222	17,225,220	667,080	571,637	245

Net realized and unrealized gain (loss) on investments	$986	1,584,692	379	—	4,670,394	12,218,179	355,140	695,270	246

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$952	1,783,089	393	—	4,101,212	11,985,857	343,727	665,134	225

See accompanying notes to financial statements

16

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

					DWS
	Variable Series I
				DWS	DWS
	DWS	DWS	DWS	Global	Global	DWS	DWS	DWS	DWS
	Bond	Capital	Capital	Opportunities	Opportunities	Growth & Income	Growth & Income	Health Care	Health Care
	VIP	Growth VIP A	Growth VIP B	VIP A	VIP B	VIP A	VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$1,083,585	2,034,271	924	265,805	3	504,101	1,477	—	—

EXPENSES
Mortality and expense risk charges	353,315	3,121,197	3,067	937,702	73	426,709	1,960	455,178	215

Net investment income (loss)	$730,271	(1,086,926)	(2,144)	(671,896)	(71)	77,392	(484)	(455,178)	(215)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(713,319)	(713,341)	(517)	(1,327,532)	(30)	(1,686,012)	(2,311)	(1,109,323)	103
Capital gain distributions	—	—	—	—	—	—	—	2,234,286	796

Net realized gain (loss) on investments	(713,319)	(713,341)	(517)	(1,327,532)	(30)	(1,686,012)	(2,311)	1,124,963	899

Change in unrealized appreciation (depreciation) of investments	1,295,982	32,412,552	25,100	16,823,104	773	5,146,965	14,457	1,254,568	(77)

Net realized and unrealized gain (loss) on investments	$582,663	31,699,211	24,583	15,495,572	743	3,460,953	12,146	2,379,531	821

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,312,933	30,612,285	22,439	14,823,676	672	3,538,346	11,662	1,924,353	606

See accompanying notes to financial statements

17

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	DWS		DWS
	Variable Series I		Variable Series II
								DWS
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	Diversified	DWS
	International	International	Balanced	Blue Chip	Blue Chip	Core Fixed	Davis Venture	International Equity	Dreman Small Mid
	VIP A	VIP B	VIP	VIP A	VIP B	Income VIP A	Value VIP	VIP	Cap Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$955,605	1,335	5,712,133	854,443	1,920	3,150,415	—	1,290,372	1,602,932

EXPENSES
Mortality and expense risk charges	614,328	1,388	2,449,340	817,466	3,091	736,945	—	777,149	1,709,291

Net investment income (loss)	$341,277	(52)	3,262,793	36,977	(1,170)	2,413,470	—	513,222	(106,359)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(2,500,902)	(2,391)	1,632,443	(6,074,750)	(1,461)	(7,744,969)	—	(9,228,353)	(5,211,311)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(2,500,902)	(2,391)	1,632,443	(6,074,750)	(1,461)	(7,744,969)	—	(9,228,353)	(5,211,311)

Change in unrealized appreciation (depreciation) of investments	1,809,833	2,083	11,632,735	12,394,087	19,765	7,943,839	—	13,584,603	29,075,981

Net realized and unrealized gain (loss) on investments	$(691,070)	(308)	13,265,177	6,319,337	18,305	198,870	—	4,356,250	23,864,670

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$(349,792)	(360)	16,527,970	6,356,314	17,134	2,612,340	—	4,869,472	23,758,311

See accompanying notes to financial statements

18

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	DWS
	Variable Series II
				DWS	DWS
	DWS	DWS	DWS	Government &	Government &	DWS	DWS	DWS	DWS
	Dreman Small Mid	Global	Global	Agency Securities VIP	Agency Securities VIP	High Income	High Income	Janus Growth &	Large Cap
	Cap Value VIP B	Thematic VIP A	Thematic VIP B	A	B	VIP A	VIP B	Income VIP	Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$1,986	362,668	198	4,159,671	9,151	9,143,778	11,524	—	2,678,408

EXPENSES
Mortality and expense risk charges	4,195	527,381	614	1,295,967	3,859	1,565,295	2,853	—	1,842,653

Net investment income (loss)	$(2,209)	(164,713)	(415)	2,863,704	5,291	7,578,483	8,670	—	835,755

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(21,867)	(6,552,668)	(412)	2,422,191	827	(931,905)	(5,587)	—	(4,108,882)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(21,867)	(6,552,668)	(412)	2,422,191	827	(931,905)	(5,587)	—	(4,108,882)

Change in unrealized appreciation (depreciation) of investments	66,138	10,844,182	4,832	(599,907)	2,679	6,807,205	12,722	—	14,427,100

Net realized and unrealized gain (loss) on investments	$44,271	4,291,514	4,420	1,822,284	3,505	5,875,300	7,135	—	10,318,218

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$42,062	4,126,801	4,004	4,685,988	8,797	13,453,783	15,805	—	11,153,973

See accompanying notes to financial statements

19

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	DWS
	Variable Series II
	DWS	DWS	DWS	DWS	DWS			DWS	DWS
	Large Cap	Mid Cap	Money Market	Small Cap Growth	Strategic	DWS	DWS	Technology	Technology
	Value VIP B	Growth VIP	VIP	VIP	Income VIP	Strategic Value VIP A	Strategic Value VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount (b)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$2,906	—	11,076	—	2,901,720	2,966,774	2,748	18,428	—

EXPENSES
Mortality and expense risk charges	3,119	204,069	1,595,176	746,355	633,682	2,120,370	3,186	634,402	417

Net investment income (loss)	$(213)	(204,069)	(1,584,100)	(746,355)	2,268,038	846,404	(438)	(615,974)	(417)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(14,630)	(214,355)	—	442,125	238,415	(21,780,279)	(35,849)	1,281,736	150
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(14,630)	(214,355)	—	442,125	238,415	(21,780,279)	(35,849)	1,281,736	150

Change in unrealized appreciation (depreciation) of investments	28,459	3,760,777	—	13,424,591	1,144,239	35,705,709	50,053	5,930,796	3,408

Net realized and unrealized gain (loss) on investments	$13,829	3,546,423	—	13,866,716	1,382,653	13,925,430	14,204	7,212,532	3,557

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$13,616	3,342,354	(1,584,100)	13,120,361	3,650,691	14,771,834	13,767	6,596,559	3,140

(b)	Effective December 17, 2010, DWS Money Market VIP Subaccount merged with Franklin Zero Coupon 2010. Previous to this date effective November 23, 2010, Subaccount merged with Alger Balanced Portfolio CL S. Previous to this date effective April 23, 2010, Subaccount merged with JPMorgan Insurance Trust Balanced.
See accompanying notes to financial statements

20

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	DWS	DWS				Fidelity
	Variable Series II	Investments VIT Funds		Variable Insurance Products Funds
	DWS	DWS	DWS	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity
	Turner Mid Cap	Equity 500	Equity 500	VIP	VIP	VIP	VIP	VIP	VIP
	Growth VIP	Index VIP A	Index VIP B2	Asset Manager	Contrafund	Contrafund 2	Equity Income	Equity Income 2	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE
Dividend income	$5,815	1,406,990	284	85,307	810,000	156	466,825	86	62,219

EXPENSES
Mortality and expense risk charges	544,163	1,050,976	350	70,038	902,831	253	359,418	88	318,442

Net investment income (loss)	$(538,348)	356,014	(66)	15,268	(92,831)	(97)	107,407	(1)	(256,223)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(2,592,413)	(1,112,192)	(468)	(65,732)	(2,704,576)	40	(1,540,608)	(22)	1,007,261
Capital gain distributions	—	—	—	25,624	29,406	7	—	—	76,364

Net realized gain (loss) on investments	(2,592,413)	(1,112,192)	(468)	(40,108)	(2,675,170)	47	(1,540,608)	(22)	1,083,625

Change in unrealized appreciation (depreciation) of investments	12,602,383	9,796,696	2,524	639,022	12,474,690	2,243	4,762,032	689	3,823,082

Net realized and unrealized gain (loss) on investments	$10,009,970	8,684,504	2,057	598,914	9,799,519	2,289	3,221,424	667	4,906,707

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$9,471,622	9,040,518	1,990	614,182	9,706,688	2,193	3,328,831	665	4,650,484

See accompanying notes to financial statements

21

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

									Franklin Templeton
	Fidelity		Franklin Templeton						Variable Insurance
	Variable Insurance Products Funds		Variable Insurance Products Trust						Products Trust
	Fidelity	Fidelity	Franklin	Franklin	Franklin	Franklin	Franklin	Mutual	Mutual
	VIP	VIP	Rising Dividends	Small Cap Value	Strategic Income	U.S.	Zero Coupon	Global Discovery	Shares
	Index 500	Index 500 SC	Securities	Securities	Securities	Government	2010	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (c)	Subaccount	Subaccount
REVENUE

Dividend income	$1,075,273	59,474	99,309	41,845	505,582	157,306	577,248	276,506	98,878

EXPENSES

Mortality and expense risk charges	774,066	55,507	82,830	73,848	147,471	64,021	81,051	294,431	88,889

Net investment income (loss)	$301,208	3,967	16,479	(32,003)	358,111	93,284	496,198	(17,925)	9,989

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$1,784,150	(86,949)	(132,743)	(409,693)	78,326	84,082	(868,305)	239,662	(636,066)

Capital gain distributions	1,114,507	72,017	—	—	—	—	260,207	—	—

Net realized gain (loss) on investments	2,898,657	(14,932)	(132,743)	(409,693)	78,326	84,082	(608,098)	239,662	(636,066)

Change in unrealized appreciation (depreciation) of investments	3,961,486	440,074	1,192,891	1,705,466	520,837	8,526	34,564	1,965,290	1,222,699

Net realized and unrealized gain (loss) on investments	$6,860,144	425,142	1,060,148	1,295,773	599,163	92,608	(573,534)	2,204,952	586,632

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$7,161,351	429,109	1,076,627	1,263,770	957,274	185,892	(77,336)	2,187,027	596,621

(c)	Cessation of operations as of December 17, 2010, Franklin Zero Coupon 2010. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

22

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	Franklin Templeton	ING	ING
	Variable Insurance	Global Resources	Investors					Janus
	Products Trust	Trust	Trust	Invesco Variable Insurance Funds (d)				Aspen Series
			ING JPMorgan	Invesco	Invesco	Invesco		Janus	Janus
	Templeton Developing	ING Global Resources	Emerging Markets	Financial Services	Global	Global	Invesco	Aspen	Aspen Enterprise -
	Markets Securities	Trust	Equity	Fund	Health Care	Real Estate	Utilities	Balanced	Institutional
	Subaccount	Subaccount	Subaccount	Subaccount (e)	Subaccount (f)	Subaccount (g)	Subaccount (h)	Subaccount	Subaccount
REVENUE

Dividend income	$125,610	89,851	74,270	944	—	322,006	724,459	2,148,147	28,697

EXPENSES

Mortality and expense risk charges	108,493	125,147	133,166	11,658	22,298	88,591	284,956	1,035,408	585,000

Net investment income (loss)	$17,118	(35,296)	(58,896)	(10,715)	(22,298)	233,415	439,503	1,112,738	(556,303)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$(545,051)	(579,732)	679,950	68,569	(143,164)	(1,887,662)	(3,368,449)	2,648,444	3,026,222

Capital gain distributions	—	—	563,257	—	—	—	—	—	—

Net realized gain (loss) on investments	(545,051)	(579,732)	1,243,208	68,569	(143,164)	(1,887,662)	(3,368,449)	2,648,444	3,026,222

Change in unrealized appreciation (depreciation) of investments	1,710,372	2,354,484	539,295	(26,597)	221,355	2,616,179	3,779,768	1,316,116	6,877,511

Net realized and unrealized gain (loss) on investments	$1,165,321	1,774,751	1,782,502	41,972	78,190	728,517	411,319	3,964,561	9,903,733

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$1,182,439	1,739,455	1,723,606	31,258	55,893	961,932	850,822	5,077,299	9,347,430

(d)	Effective April 30, 2010, the AIM Variable Insurance Funds name changed to Invesco Variable Insurance Funds.

(e)	Effective April 30, 2010, name changed from AIM V.I. Financial Services Subaccount.

(f)	Effective April 30, 2010, name changed from AIM V.I. Global Health Care Subaccount.

(g)	Effective April 30, 2010, name changed from AIM V.I. Global Real Estate Subaccount.

(h)	Effective April 30, 2010, name changed from AIM V.I. Utilities Subaccount.
See accompanying notes to financial statements

23

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	Janus						JPMorgan
	Aspen Series						Insurance Trust
	Janus	Janus	Janus		Janus	Janus	JPMorgan	JPMorgan	JPMorgan
	Aspen	Aspen Janus -	Aspen Perkins	Janus Aspen Perkins	Aspen Worldwide	Aspen Worldwide -	Insurance Trust	Insurance Trust	Insurance Trust
	Forty	Institutional	Mid Cap Value	Small Company Value	Institutional	Service	Balanced	Core Bond	Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (i)	Subaccount	Subaccount
REVENUE

Dividend income	$4,108	297,317	24,456	—	277,936	4	—	55,081	2,126

EXPENSES

Mortality and expense risk charges	17,309	380,450	66,897	—	630,213	14	321	23,114	2,168

Net investment income (loss)	$(13,201)	(83,132)	(42,442)	—	(352,278)	(10)	(321)	31,967	(41)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$27,577	1,259,140	(176,021)	—	858,505	(36)	3,824	16,328	7,344

Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	27,577	1,259,140	(176,021)	—	858,505	(36)	3,824	16,328	7,344

Change in unrealized appreciation (depreciation) of investments	46,466	2,143,444	855,811	—	5,590,300	56	703	58,978	20,724

Net realized and unrealized gain (loss) on investments	$74,043	3,402,583	679,789	—	6,448,805	20	4,527	75,306	28,069

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$60,842	3,319,451	637,347	—	6,096,528	10	4,206	107,273	28,027

(i)	Cessation of operations as of April 23, 2010, JPMorgan Insurance Trust Balanced. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

24

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	JPMorgan
	Insurance Trust
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan Insurance	JPMorgan	JPMorgan		JPMorgan
	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Trust Mid Cap	Insurance Trust	Insurance Trust Small	JPMorgan Insurance	International
	Government Bond	International Equity	Intrepid Growth	Intrepid Mid Cap	Growth	Mid Cap Value	Cap Core	Trust U.S. Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (j)	Subaccount	Subaccount	Subaccount	Subaccount
REVENUE

Dividend income	$—	25,899	158	41,898	—	93,681	—	5,446	—

EXPENSES

Mortality and expense risk charges	—	141,816	149	42,156	12,687	100,910	62,591	6,681	—

Net investment income (loss)	$—	(115,917)	9	(258)	(12,687)	(7,229)	(62,591)	(1,234)	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$—	(555,718)	(456)	(225,565)	(78,080)	(37,984)	(186,440)	(70,816)	—

Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	—	(555,718)	(456)	(225,565)	(78,080)	(37,984)	(186,440)	(70,816)	—

Change in unrealized appreciation (depreciation) of investments	—	1,147,606	(119)	726,499	298,490	1,566,446	1,249,737	123,322	—

Net realized and unrealized gain (loss) on investments	$—	591,888	(575)	500,934	220,409	1,528,463	1,063,297	52,506	—

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$—	475,971	(566)	500,675	207,722	1,521,234	1,000,706	51,272	—

(j)	Effective December 17, 2010, name changed from JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount.
See accompanying notes to financial statements

25

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

									Oppenheimer
	JPMorgan		Oppenheimer						Variable Account
	Series Trust II		Variable Account Funds						Funds
					Oppenheimer				Oppenheimer
	JPMorgan	JPMorgan	Oppenheimer	Oppenheimer	Global Strategic	Oppenheimer	Oppenheimer	Oppenheimer	Small-MidCap
	MidCap	Small	Capital	Global	Income Fund	High	Main	Main Street	Growth
	Value	Company	Appreciation	Securities	VA Service	Income	Street	Small Cap	Fund VA Series
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (k)	Subaccount	Subaccount	Subaccount	Subaccount (l)
REVENUE

Dividend income	$—	—	—	340,604	735,753	54,685	51,135	31,196	—

EXPENSES

Mortality and expense risk charges	—	—	34,470	358,173	126,718	10,869	76,464	101,783	7,355

Net investment income (loss)	$—	—	(34,470)	(17,568)	609,036	43,815	(25,328)	(70,588)	(7,355)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$—	—	(72,584)	(1,356,704)	(83,364)	(438,674)	(292,963)	(416,753)	(61,036)

Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	—	—	(72,584)	(1,356,704)	(83,364)	(438,674)	(292,963)	(416,753)	(61,036)

Change in unrealized appreciation (depreciation) of investments	—	—	268,524	4,830,405	592,587	488,352	1,038,365	1,885,730	197,175

Net realized and unrealized gain (loss) on investments	$—	—	195,940	3,473,701	509,222	49,679	745,402	1,468,977	136,140

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$—	—	161,470	3,456,133	1,118,258	93,494	720,074	1,398,389	128,785

(k)	Effective April 30, 2010, name changed from Oppenheimer Strategic Bond Subaccount.

(l)	Effective April 30, 2010, name changed from Oppenheimer Mid Cap Subaccount.
See accompanying notes to financial statements

26

ZALICO Variable Annuity Separate Account
Statement of Operations
For the year ended December 31, 2010

	PIMCO
	Variable Insurance Trust
	PIMCO	PIMCO
	Foreign	Low
	Bond	Duration
	Subaccount	Subaccount
REVENUE

Dividend income	$2,306	2,199

EXPENSES

Mortality and expense risk charges	1,806	1,934

Net investment income (loss)	$500	265

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$35	223

Capital gain distributions	3,434	443

Net realized gain (loss) on investments	3,469	666

Change in unrealized appreciation (depreciation) of investments	4,334	4,157

Net realized and unrealized gain (loss) on investments	$7,803	4,823

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$8,303	5,088

See accompanying notes to financial statements

27

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

									American Century
									Variable Portfolios,
	Alger Portfolios								Inc.
					Alger	Alger	Alger	Alger	American
	Alger	Alger	Alger Capital	Alger Capital	Large Cap	Mid Cap	Mid Cap	Small Cap	Century VP Income
	Balanced O	Balanced S	Appreciation O	Appreciation S	Growth I-2	Growth I-2	Growth S	Growth I-2	& Growth
	Subaccount	Subaccount (a)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$475,936	205	(527,929)	(76)	(71,825)	(176,869)	(226)	(109,956)	11,746

Net realized gain (loss) on investments	(1,543,441)	2,020	1,878,448	728	352,718	(2,101,827)	(34)	591,375	(825,175)

Change in unrealized appreciation (depreciation) of investments	4,655,964	(1,886)	4,564,542	247	947,407	4,350,810	2,134	1,251,931	1,998,524

Net increase (decrease) in contract owners’ equity resulting from operations	3,588,459	338	5,915,061	900	1,228,301	2,072,114	1,875	1,733,350	1,185,094

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	298,220	—	1,299,689	—	362,833	443,596	25	276,566	291,495
Net transfer (to) from affiliate and subaccounts	(1,310,362)	(48,578)	(908,806)	(746)	(549,177)	(695,547)	—	(622,314)	(634,612)
Payments for redemptions	(5,713,928)	(8,058)	(5,170,351)	—	(1,280,640)	(1,474,867)	—	(1,207,599)	(1,432,234)
Guaranteed retirement income benefit, maintenance fees, and other fees	(101,257)	—	(121,333)	—	—	—	—	—	—
Annuity payout reserve adjustment	(1,406)	—	—	—	(2)	—	—	(4)	(1)

Net increase (decrease) from contract owners’ equity transactions	(6,828,733)	(56,636)	(4,900,800)	(746)	(1,466,986)	(1,726,819)	25	(1,553,351)	(1,775,352)

Total increase (decrease) in contract owners’ equity	(3,240,274)	(56,298)	1,014,261	154	(238,685)	345,295	1,900	179,999	(590,258)

CONTRACT OWNERS’ EQUITY

Beginning of period	45,476,716	56,298	53,306,719	1,382	11,580,482	13,152,385	11,264	8,383,941	11,009,842

End of period	$42,236,442	—	54,320,980	1,536	11,341,797	13,497,680	13,164	8,563,941	10,419,584

(a)        Cessation of operations as of November 23, 2010, Alger Balanced Portfolio Class S. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

28

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

						Dreyfus		The Dreyfus
	American Century			Credit Suisse		Investment		Socially Responsible
	Variable Portfolios, Inc.			Trust		Portfolios		Growth Fund, Inc.
	American	American	American	Credit Suisse	Credit Suisse	Dreyfus	Dreyfus		Dreyfus Socially
	Century VP Income	Century VP	Century VP	Trust International	Trust International	I.P. MidCap	I.P. MidCap	Dreyfus Socially	Responsible Growth
	& Growth II	Value	Value II	Equity Flex II	Equity Flex III	Stock A	Stock SC	Responsible Growth A	SC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(33)	198,398	14	—	(569,182)	(232,322)	(11,413)	(30,136)	(21)

Net realized gain (loss) on investments	13	(4,889,898)	(24)	—	(843,827)	(5,007,041)	(311,940)	123,633	2

Change in unrealized appreciation (depreciation) of investments	972	6,474,590	403	—	5,514,222	17,225,220	667,080	571,637	245

Net increase (decrease) in contract owners’ equity resulting from operations	952	1,783,089	393	—	4,101,212	11,985,857	343,727	665,134	225

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	894,772	—	—	1,076,089	638,183	63,087	153,389	—
Net transfer (to) from affiliate and subaccounts	—	4,606,631	—	—	(3,392,683)	195,163	428,238	(104,105)	55
Payments for redemptions	—	(2,253,560)	—	—	(5,115,511)	(5,556,850)	(219,757)	(696,305)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	(93,792)	(127,311)	—	(7,385)	—
Annuity payout reserve adjustment	—	16	—	—	60	(668)	—	—	—

Net increase (decrease) from contract owners’ equity transactions	—	3,247,859	—	—	(7,525,838)	(4,851,484)	271,568	(654,406)	55

Total increase (decrease) in contract owners’ equity	952	5,030,949	393	—	(3,424,626)	7,134,373	615,295	10,728	280

CONTRACT OWNERS’ EQUITY

Beginning of period	7,964	15,777,736	3,525	—	47,351,470	51,604,371	1,394,767	5,713,550	1,748

End of period	$8,917	20,808,685	3,919	—	43,926,844	58,738,744	2,010,062	5,724,278	2,028

See accompanying notes to financial statements

29

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS
	Variable Series I
				DWS	DWS
	DWS	DWS	DWS	Global	Global	DWS	DWS	DWS	DWS
	Bond	Capital	Capital	Opportunities	Opportunities	Growth & Income	Growth & Income	Health Care	Health Care
	VIP	Growth VIP A	Growth VIP B	VIP A	VIP B	VIP A	VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$730,271	(1,086,926)	(2,144)	(671,896)	(71)	77,392	(484)	(455,178)	(215)

Net realized gain (loss) on investments	(713,319)	(713,341)	(517)	(1,327,532)	(30)	(1,686,012)	(2,311)	1,124,963	899

Change in unrealized appreciation (depreciation) of investments	1,295,982	32,412,552	25,100	16,823,104	773	5,146,965	14,457	1,254,568	(77)

Net increase (decrease) in contract owners’ equity resulting from operations	1,312,933	30,612,285	22,439	14,823,676	672	3,538,346	11,662	1,924,353	606

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	321,752	2,138,524	—	1,476,302	—	250,057	2,473	700,056	—
Net transfer (to) from affiliate and subaccounts	1,325,695	(11,063,254)	(7,849)	(908,638)	—	(1,249,188)	(856)	(1,672,006)	—
Payments for redemptions	(3,589,119)	(24,898,250)	(3,220)	(6,559,951)	—	(3,234,136)	(14,568)	(3,483,361)	(750)
Guaranteed retirement income benefit, maintenance fees, and other fees	(36,775)	(361,387)	—	(156,846)	—	(55,534)	—	(75,388)	—
Annuity payout reserve adjustment	1	(35,255)	—	(267)	—	(335)	—	(27)	—

Net increase (decrease) from contract owners’ equity transactions	(1,978,447)	(34,219,622)	(11,070)	(6,149,400)	—	(4,289,136)	(12,951)	(4,530,726)	(750)

Total increase (decrease) in contract owners’ equity	(665,513)	(3,607,337)	11,370	8,674,276	672	(750,790)	(1,289)	(2,606,373)	(144)

CONTRACT OWNERS’ EQUITY

Beginning of period	25,103,188	232,977,134	165,528	65,646,182	2,885	31,677,487	108,158	33,548,300	11,694

End of period	$24,437,674	229,369,796	176,898	74,320,458	3,557	30,926,698	106,869	30,941,928	11,550

See accompanying notes to financial statements

30

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS					DWS
	Variable Series I					Variable Series II
								DWS
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	Diversified	DWS
	International	International	Balanced	Blue Chip	Blue Chip	Core Fixed	Davis Venture	International Equity	Dreman Small Mid
	VIP A	VIP B	VIP	VIP A	VIP B	Income VIP A	Value VIP	VIP	Cap Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$341,277	(52)	3,262,793	36,977	(1,170)	2,413,470	—	513,222	(106,359)

Net realized gain (loss) on investments	(2,500,902)	(2,391)	1,632,443	(6,074,750)	(1,461)	(7,744,969)	—	(9,228,353)	(5,211,311)

Change in unrealized appreciation (depreciation) of investments	1,809,833	2,083	11,632,735	12,394,087	19,765	7,943,839	—	13,584,603	29,075,981

Net increase (decrease) in contract owners’ equity resulting from operations	(349,792)	(360)	16,527,970	6,356,314	17,134	2,612,340	—	4,869,472	23,758,311

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	430,714	—	1,139,298	456,832	—	409,666	—	434,765	1,988,430
Net transfer (to) from affiliate and subaccounts	(1,987,840)	2,568	(1,575,280)	(2,342,907)	(1,129)	1,588,890	—	(447,433)	(5,656,011)
Payments for redemptions	(5,135,436)	(7,998)	(20,046,147)	(6,840,413)	(13,379)	(8,444,205)	—	(5,997,858)	(12,679,754)
Guaranteed retirement income benefit, maintenance fees, and other fees	(90,812)	—	(96,672)	(125,350)	—	(94,475)	—	(78,013)	(212,802)
Annuity payout reserve adjustment	(757)	—	(1,260)	(1,614)	—	14,805	—	1,587	(1,347)

Net increase (decrease) from contract owners’ equity transactions	(6,784,132)	(5,430)	(20,580,062)	(8,853,451)	(14,508)	(6,525,319)	—	(6,086,952)	(16,561,483)

Total increase (decrease) in contract owners’ equity	(7,133,924)	(5,790)	(4,052,091)	(2,497,138)	2,627	(3,912,979)	—	(1,217,481)	7,196,828

CONTRACT OWNERS’ EQUITY

Beginning of period	49,298,591	77,410	184,859,782	60,769,289	163,963	51,809,335	—	60,283,816	124,831,149

End of period	$42,164,667	71,620	180,807,691	58,272,151	166,590	47,896,356	—	59,066,335	132,027,978

See accompanying notes to financial statements

31

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS
	Variable Series II
				DWS	DWS
	DWS	DWS	DWS	Government &	Government &	DWS	DWS	DWS	DWS
	Dreman Small Mid	Global	Global	Agency Securities VIP	Agency Securities VIP	High Income	High Income	Janus Growth &	Large Cap
	Cap Value VIP B	Thematic VIP A	Thematic VIP B	A	B	VIP A	VIP B	Income VIP	Value VIP A
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(2,209)	(164,713)	(415)	2,863,704	5,291	7,578,483	8,670	—	835,755

Net realized gain (loss) on investments	(21,867)	(6,552,668)	(412)	2,422,191	827	(931,905)	(5,587)	—	(4,108,882)

Change in unrealized appreciation (depreciation) of investments	66,138	10,844,182	4,832	(599,907)	2,679	6,807,205	12,722	—	14,427,100

Net increase (decrease) in contract owners’ equity resulting from operations	42,062	4,126,801	4,004	4,685,988	8,797	13,453,783	15,805	—	11,153,973

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	758,866	3,297	699,613	5,769	809,350	—	—	1,828,945
Net transfer (to) from affiliate and subaccounts	(7,466)	(1,375,763)	(1)	6,692,491	2,432	780,787	(8,849)	—	(7,078,622)
Payments for redemptions	(13,087)	(3,975,663)	—	(14,291,058)	(12,154)	(12,957,565)	(13,402)	—	(13,764,406)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(87,648)	—	(156,144)	—	(147,642)	—	—	(258,007)
Annuity payout reserve adjustment	—	(431)	—	5,591	—	10,476	—	—	(5,712)

Net increase (decrease) from contract owners’ equity transactions	(20,553)	(4,680,639)	3,296	(7,049,507)	(3,952)	(11,504,594)	(22,250)	—	(19,277,804)

Total increase (decrease) in contract owners’ equity	21,509	(553,838)	7,300	(2,363,519)	4,845	1,949,189	(6,445)	—	(8,123,831)

CONTRACT OWNERS’ EQUITY

Beginning of period	213,882	39,415,843	32,413	89,665,398	203,715	117,072,380	150,605	—	139,216,695

End of period	$235,392	38,862,005	39,713	87,301,879	208,559	119,021,569	144,160	—	131,092,864

See accompanying notes to financial statements

32

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS
	Variable Series II
	DWS	DWS	DWS	DWS	DWS			DWS	DWS
	Large Cap	Mid Cap	Money Market	Small Cap Growth	Strategic	DWS	DWS	Technology	Technology
	Value VIP B	Growth VIP	VIP	VIP	Income VIP	Strategic Value VIP A	Strategic Value VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount (b)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(213)	(204,069)	(1,584,100)	(746,355)	2,268,038	846,404	(438)	(615,974)	(417)

Net realized gain (loss) on investments	(14,630)	(214,355)	—	442,125	238,415	(21,780,279)	(35,849)	1,281,736	150

Change in unrealized appreciation (depreciation) of investments	28,459	3,760,777	—	13,424,591	1,144,239	35,705,709	50,053	5,930,796	3,408

Net increase (decrease) in contract owners’ equity resulting from operations	13,616	3,342,354	(1,584,100)	13,120,361	3,650,691	14,771,834	13,767	6,596,559	3,140

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	116,766	2,180,906	961,366	236,098	1,783,652	—	701,823	—
Net transfer (to) from affiliate and subaccounts	(767)	630,187	15,866,342	(2,039,868)	2,454,673	(11,122,963)	64	(3,912,164)	(11,152)
Payments for redemptions	(21,206)	(1,460,405)	(50,486,824)	(6,260,498)	(5,476,646)	(16,527,325)	(31,853)	(4,431,697)	(719)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(33,206)	(179,947)	(78,591)	(106,497)	(342,564)	—	(96,102)	—
Annuity payout reserve adjustment	—	—	(25,338)	(153)	308	(7,221)	—	(1,254)	—

Net increase (decrease) from contract owners’ equity transactions	(21,973)	(746,658)	(32,644,861)	(7,417,743)	(2,892,065)	(26,216,421)	(31,789)	(7,739,393)	(11,871)

Total increase (decrease) in contract owners’ equity	(8,357)	2,595,696	(34,228,961)	5,702,618	758,627	(11,444,586)	(18,023)	(1,142,835)	(8,731)

CONTRACT OWNERS’ EQUITY

Beginning of period	177,987	14,235,310	128,277,232	53,435,628	44,202,592	159,343,237	170,565	47,418,234	24,501

End of period	$169,630	16,831,006	94,048,272	59,138,246	44,961,218	147,898,651	152,542	46,275,399	15,771

(b)	Effective December 17, 2010, DWS Money Market VIP Subaccount merged with Franklin Zero Coupon 2010. Previous to this date effective November 23, 2010, Subaccount merged with Alger Balanced Portfolio CL S. Previous to this date effective April 23, 2010, Subaccount merged with JPMorgan Insurance Trust Balanced.
See accompanying notes to financial statements

33

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	DWS	DWS		Fidelity
	Variable Series II	Investments VIT Funds		Variable Insurance Products Funds
	DWS	DWS	DWS	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity
	Turner Mid Cap	Equity 500	Equity 500	VIP	VIP	VIP	VIP	VIP	VIP
	Growth VIP	Index VIP A	Index VIP B2	Asset Manager	Contrafund	Contrafund 2	Equity Income	Equity Income 2	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(538,348)	356,014	(66)	15,268	(92,831)	(97)	107,407	(1)	(256,223)

Net realized gain (loss) on investments	(2,592,413)	(1,112,192)	(468)	(40,108)	(2,675,170)	47	(1,540,608)	(22)	1,083,625

Change in unrealized appreciation (depreciation) of investments	12,602,383	9,796,696	2,524	639,022	12,474,690	2,243	4,762,032	689	3,823,082

Net increase (decrease) in contract owners’ equity resulting from operations	9,471,622	9,040,518	1,990	614,182	9,706,688	2,193	3,328,831	665	4,650,484

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,211,584	720,495	—	88,386	1,753,896	—	747,105	—	606,603
Net transfer (to) from affiliate and subaccounts	(1,270,071)	(869,170)	188	(141,600)	(4,382,132)	—	(1,211,199)	—	(2,462,750)
Payments for redemptions	(3,152,467)	(7,379,761)	(2,531)	(769,139)	(7,644,987)	—	(3,489,946)	—	(2,905,212)
Guaranteed retirement income benefit, maintenance fees, and other fees	(93,505)	(174,332)	—	—	—	—	—	—	—
Annuity payout reserve adjustment	(940)	(741)	—	651	1,625	—	258	—	75

Net increase (decrease) from contract owners’ equity transactions	(3,305,399)	(7,703,508)	(2,344)	(821,701)	(10,271,598)	—	(3,953,782)	—	(4,761,284)

Total increase (decrease) in contract owners’ equity	6,166,223	1,337,010	(353)	(207,519)	(564,910)	2,193	(624,951)	665	(110,800)

CONTRACT OWNERS’ EQUITY

Beginning of period	37,859,105	75,091,323	18,588	5,485,972	71,262,692	14,643	27,892,197	5,116	25,278,954

End of period	$44,025,328	76,428,333	18,235	5,278,454	70,697,782	16,836	27,267,245	5,781	25,168,154

See accompanying notes to financial statements

34

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

									Franklin Templeton
	Fidelity		Franklin Templeton						Variable Insurance
	Variable Insurance Products Funds		Variable Insurance Products Trust						Products Trust
	Fidelity	Fidelity	Franklin	Franklin	Franklin	Franklin	Franklin	Mutual	Mutual
	VIP	VIP	Rising Dividends	Small Cap Value	Strategic Income	U.S.	Zero Coupon	Global Discovery	Shares
	Index 500	Index 500 SC	Securities	Securities	Securities	Government	2010	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (c)	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$301,208	3,967	16,479	(32,003)	358,111	93,284	496,198	(17,925)	9,989

Net realized gain (loss) on investments	2,898,657	(14,932)	(132,743)	(409,693)	78,326	84,082	(608,098)	239,662	(636,066)

Change in unrealized appreciation (depreciation) of investments	3,961,486	440,074	1,192,891	1,705,466	520,837	8,526	34,564	1,965,290	1,222,699

Net increase (decrease) in contract owners’ equity resulting from operations	7,161,351	429,109	1,076,627	1,263,770	957,274	185,892	(77,336)	2,187,027	596,621

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,455,473	61,922	159,891	199,727	360,478	138,680	143,803	728,157	258,957
Net transfer (to) from affiliate and subaccounts	(1,740,654)	(627,068)	411,246	714,680	1,703,622	109,952	(6,121,759)	316,005	357,589
Payments for redemptions	(6,937,960)	(361,711)	(806,555)	(511,663)	(2,086,413)	(703,074)	(1,154,248)	(2,989,815)	(1,000,185)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	(3,920)	—	290	—	184	—	—	235	(21)

Net increase (decrease) from contract owners’ equity transactions	(7,227,061)	(926,857)	(235,128)	402,743	(22,129)	(454,442)	(7,132,204)	(1,945,417)	(383,661)

Total increase (decrease) in contract owners’ equity	(65,710)	(497,748)	841,499	1,666,513	935,145	(268,550)	(7,209,540)	241,610	212,960

CONTRACT OWNERS’ EQUITY

Beginning of period	59,133,776	4,196,489	5,791,813	4,700,975	10,026,216	4,671,833	7,209,540	22,303,957	6,634,532

End of period	$59,068,067	3,698,741	6,633,312	6,367,489	10,961,360	4,403,283	—	22,545,566	6,847,492

(c)	Cessation of operations as of December 17, 2010, Franklin Zero Coupon 2010. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

35

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	Franklin Templeton	ING	ING
	Variable Insurance	Global Resources	Investors					Janus
	Products Trust	Trust	Trust	Invesco Variable Insurance Funds (d)				Aspen Series
			ING JPMorgan	Invesco	Invesco	Invesco		Janus	Janus
	Templeton Developing	ING Global Resources	Emerging Markets	Financial Services	Global	Global	Invesco	Aspen	Aspen Enterprise -
	Markets Securities	Trust	Equity	Fund	Health Care	Real Estate	Utilities	Balanced	Institutional
	Subaccount	Subaccount	Subaccount	Subaccount (e)	Subaccount (f)	Subaccount (g)	Subaccount (h)	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$17,118	(35,296)	(58,896)	(10,715)	(22,298)	233,415	439,503	1,112,738	(556,303)

Net realized gain (loss) on investments	(545,051)	(579,732)	1,243,208	68,569	(143,164)	(1,887,662)	(3,368,449)	2,648,444	3,026,222

Change in unrealized appreciation (depreciation) of investments	1,710,372	2,354,484	539,295	(26,597)	221,355	2,616,179	3,779,768	1,316,116	6,877,511

Net increase (decrease) in contract owners’ equity resulting from operations	1,182,439	1,739,455	1,723,606	31,258	55,893	961,932	850,822	5,077,299	9,347,430

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	196,647	262,719	141,080	56,706	43,115	227,979	318,171	1,869,002	931,676
Net transfer (to) from affiliate and subaccounts	189,348	(76,814)	(129,006)	255,652	(30,449)	(307,703)	(852,850)	(732,558)	(622,084)
Payments for redemptions	(788,039)	(1,018,347)	(1,362,103)	(122,156)	(179,429)	(831,422)	(2,508,062)	(10,019,170)	(5,426,809)
Guaranteed retirement income benefit, maintenance fees, and other fees	(6)	—	—	—	—	—	(39,399)	—	—
Annuity payout reserve adjustment	265	(25)	493	—	—	(5)	(437)	20,408	208

Net increase (decrease) from contract owners’ equity transactions	(401,786)	(832,467)	(1,349,537)	190,202	(166,763)	(911,151)	(3,082,576)	(8,862,317)	(5,117,010)

Total increase (decrease) in contract owners’ equity	780,653	906,988	374,069	221,460	(110,870)	50,780	(2,231,754)	(3,785,018)	4,230,420

CONTRACT OWNERS’ EQUITY

Beginning of period	7,920,380	9,881,435	10,425,842	723,792	1,685,866	6,739,176	22,174,592	79,877,309	42,818,059

End of period	$8,701,033	10,788,423	10,799,911	945,252	1,574,995	6,789,957	19,942,838	76,092,291	47,048,479

(d)	Effective April 30, 2010, the AIM Variable Insurance Funds name changed to Invesco Variable Insurance Funds.

(e)	Effective April 30, 2010, name changed from AIM V.I. Financial Services Subaccount.

(f)	Effective April 30, 2010, name changed from AIM V.I. Global Health Care Subaccount.

(g)	Effective April 30, 2010, name changed from AIM V.I. Global Real Estate Subaccount

(h)	Effective April 30, 2010, name changed from AIM V.I. Utilities Subaccount.
See accompanying notes to financial statements

36

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	Janus						JPMorgan
	Aspen Series						Insurance Trust
	Janus	Janus	Janus		Janus	Janus	JPMorgan	JPMorgan	JPMorgan
	Aspen	Aspen Janus -	Aspen Perkins	Janus Aspen Perkins	Aspen Worldwide	Aspen Worldwide -	Insurance Trust	Insurance Trust	Insurance Trust
	Forty	Institutional	Mid Cap Value	Small Company Value	Institutional	Service	Balanced	Core Bond	Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (i)	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(13,201)	(83,132)	(42,442)	—	(352,278)	(10)	(321)	31,967	(41)

Net realized gain (loss) on investments	27,577	1,259,140	(176,021)	—	858,505	(36)	3,824	16,328	7,344

Change in unrealized appreciation (depreciation) of investments	46,466	2,143,444	855,811	—	5,590,300	56	703	58,978	20,724

Net increase (decrease) in contract owners’ equity resulting from operations	60,842	3,319,451	637,347	—	6,096,528	10	4,206	107,273	28,027

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	4,906	595,789	129,612	—	1,124,814	—	—	12,321	2,402
Net transfer (to) from affiliate and subaccounts	9,641	(683,946)	(87,311)	—	(1,261,866)	—	(68,158)	326,272	204,092
Payments for redemptions	(65,126)	(3,567,910)	(480,601)	—	(5,095,975)	(1,095)	—	(199,009)	(6,570)
Guaranteed retirement income benefit, maintenance fees, and other fees	(1,462)	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	7,116	—	—	1,580	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(52,041)	(3,648,952)	(438,300)	—	(5,231,447)	(1,095)	(68,158)	139,584	199,924

Total increase (decrease) in contract owners’ equity	8,801	(329,501)	199,047	—	865,081	(1,085)	(63,952)	246,856	227,951

CONTRACT OWNERS’ EQUITY

Beginning of period	1,197,039	28,678,159	4,864,372	—	46,976,847	1,087	63,952	1,436,317	122,009

End of period	$1,205,840	28,348,659	5,063,419	—	47,841,928	3	—	1,683,174	349,960

(i)	Cessation of operations as of April 23, 2010, JPMorgan Insurance Trust Balanced. Subaccount merged with DWS Money Market VIP.
See accompanying notes to financial statements

37

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	JPMorgan
	Insurance Trust
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan Insurance	JPMorgan	JPMorgan		JPMorgan
	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Trust Mid Cap	Insurance Trust	Insurance Trust Small	JPMorgan Insurance	International
	Government Bond	International Equity	Intrepid Growth	Intrepid Mid Cap	Growth	Mid Cap Value	Cap Core	Trust U.S. Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (j)	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$—	(115,917)	9	(258)	(12,687)	(7,229)	(62,591)	(1,234)	—

Net realized gain (loss) on investments	—	(555,718)	(456)	(225,565)	(78,080)	(37,984)	(186,440)	(70,816)	—

Change in unrealized appreciation (depreciation) of investments	—	1,147,606	(119)	726,499	298,490	1,566,446	1,249,737	123,322	—

Net increase (decrease) in contract owners’ equity resulting from operations	—	475,971	(566)	500,675	207,722	1,521,234	1,000,706	51,272	—

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	346,022	—	75,324	44,218	173,969	138,048	16,154	—
Net transfer (to) from affiliate and subaccounts	—	(690,308)	—	(77,439)	56,733	(769,373)	(270,956)	(10,646)	—
Payments for redemptions	—	(1,517,781)	(13,867)	(336,674)	(92,667)	(787,722)	(575,657)	(98,393)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	1	—	—	—	—	33	—	—

Net increase (decrease) from contract owners’ equity transactions	—	(1,862,065)	(13,867)	(338,789)	8,283	(1,383,127)	(708,532)	(92,885)	—

Total increase (decrease) in contract owners’ equity	—	(1,386,094)	(14,433)	161,887	216,006	138,108	292,174	(41,613)	—

CONTRACT OWNERS’ EQUITY

Beginning of period	—	11,633,370	16,544	3,156,933	781,212	7,730,949	4,505,174	481,088	—

End of period	$—	10,247,276	2,111	3,318,820	997,218	7,869,056	4,797,348	439,475	—

(j)	Effective December 17, 2010, name changed from JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount.
See accompanying notes to financial statements

38

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

									Oppenheimer
	JPMorgan				Oppenheimer				Variable Account
	Series Trust II				Variable Account Funds				Funds
					Oppenheimer				Oppenheimer
	JPMorgan	JPMorgan	Oppenheimer	Oppenheimer	Global Strategic	Oppenheimer	Oppenheimer	Oppenheimer	Small-MidCap
	MidCap	Small	Capital	Global	Income Fund	High	Main	Main Street	Growth
	Value	Company	Appreciation	Securities	VA Service	Income	Street	Small Cap	Fund VA Series
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount (k)	Subaccount	Subaccount	Subaccount	Subaccount (l)
OPERATIONS

Net investment income (loss)	$—	—	(34,470)	(17,568)	609,036	43,815	(25,328)	(70,588)	(7,355)

Net realized gain (loss) on investments	—	—	(72,584)	(1,356,704)	(83,364)	(438,674)	(292,963)	(416,753)	(61,036)

Change in unrealized appreciation (depreciation) of investments	—	—	268,524	4,830,405	592,587	488,352	1,038,365	1,885,730	197,175

Net increase (decrease) in contract owners’ equity resulting from operations	—	—	161,470	3,456,133	1,118,258	93,494	720,074	1,398,389	128,785

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	—	81,064	740,931	336,124	33,616	150,061	279,094	25,196
Net transfer (to) from affiliate and subaccounts	—	—	(525,137)	(2,157,482)	1,771,987	(220,674)	(251,143)	(432,886)	119,207
Payments for redemptions	—	—	(333,026)	(3,365,617)	(1,810,499)	(58,755)	(825,195)	(922,670)	(120,676)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	42	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	—	—	(777,098)	(4,782,126)	297,612	(245,814)	(926,277)	(1,076,462)	23,727

Total increase (decrease) in contract owners’ equity	—	—	(615,628)	(1,325,993)	1,415,870	(152,319)	(206,203)	321,927	152,511

CONTRACT OWNERS’ EQUITY

Beginning of period	—	—	2,998,764	28,428,572	8,645,456	888,668	5,908,902	7,400,574	533,440

End of period	$—	—	2,383,137	27,102,578	10,061,327	736,349	5,702,698	7,722,501	685,951

(k)	Effective April 30, 2010, name changed from Oppenheimer Strategic Bond Subaccount.

(l)	Effective April 30, 2010, name changed from Oppenheimer Mid Cap Subaccount.
See accompanying notes to financial statements

39

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2010

	PIMCO
	Variable Insurance Trust
	PIMCO	PIMCO
	Foreign	Low
	Bond	Duration
	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$500	265
Net realized gain (loss) on investments	3,469	666
Change in unrealized appreciation (depreciation) of investments	4,334	4,157

Net increase (decrease) in contract owners’ equity resulting from operations	8,303	5,088

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,266	72
Net transfer (to) from affiliate and subaccounts	(186)	3,011
Payments for redemptions	(7,695)	(9,486)
Guaranteed retirement income benefit, maintenance fees, and other fees	(145)	(200)
Annuity payout reserve adjustment	—	—

Net increase (decrease) from contract owners’ equity transactions	(6,760)	(6,603)

Total increase (decrease) in contract owners’ equity	1,543	(1,515)

CONTRACT OWNERS’ EQUITY

Beginning of period	123,650	139,660

End of period	$125,192	138,146

See accompanying notes to financial statements

40

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	AIM Variable Insurance Funds				Alger Portfolios
		AIM V.I.	AIM V.I.	AIM					Alger
	AIM V.I.	Global	Global	V.I.	Alger	Alger	Alger Capital	Alger Capital	Large Cap
	Financial Services Fund	Health Care	Real Estate	Utilities	Balanced O	Balanced S	Appreciation O	Appreciation S	Growth I-2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$8,998	(16,739)	(76,203)	673,504	828,183	826	(650,003)	(23)	(63,623)

Net realized gain (loss) on investments	(908,750)	(440,865)	(2,167,019)	(7,453,597)	(3,364,970)	(2,071)	2,630,934	(6)	(253,467)

Change in unrealized appreciation (depreciation) of investments	1,175,884	829,011	3,806,739	9,070,054	13,214,375	13,031	16,380,105	475	3,925,210

Net increase (decrease) in contract owners’ equity resulting from operations	276,132	371,407	1,563,517	2,289,961	10,677,588	11,786	18,361,036	446	3,608,120

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	59,184	147,064	319,252	405,189	132,354	—	1,683,141	—	456,226
Net transfer (to) from affiliate and subaccounts	(77,592)	(348,860)	(438,802)	(3,880,769)	(976,986)	25,199	(4,164,088)	—	(174,255)
Payments for redemptions	(338,468)	(248,260)	(609,790)	(4,763,310)	(8,770,024)	(6,396)	(9,728,128)	(3)	(1,185,455)
Guaranteed retirement income benefit, maintenance fees, and other fees	(116)	(738)	(3,039)	(51,537)	(123,168)	—	(133,713)	—	(9,434)
Annuity payout reserve adjustment	—	—	24	(1,430)	(9,210)	—	—	—	(1,769)

Net increase (decrease) from contract owners’ equity transactions	(356,992)	(450,794)	(732,355)	(8,291,857)	(9,747,034)	18,803	(12,342,788)	(3)	(914,688)

Total increase (decrease) in contract owners’ equity	(80,860)	(79,387)	831,162	(6,001,896)	930,554	30,589	6,018,248	443	2,693,433

CONTRACT OWNERS’ EQUITY

Beginning of period	804,652	1,765,253	5,908,014	28,176,488	44,546,162	25,709	47,288,471	939	8,887,050

End of period	$723,792	1,685,866	6,739,176	22,174,592	45,476,716	56,298	53,306,719	1,382	11,580,482

See accompanying notes to financial statements

41

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

				American Century				Credit Suisse
	Alger Portfolios			Variable Portfolios, Inc.				Trust
				American	American				Credit Suisse
	Alger	Alger	Alger	Century VP	Century VP	American	American	Credit Suisse	Trust
	Mid Cap	Mid Cap	Small Cap	Income	Income	Century VP	Century VP	Trust International	International
	Growth I-2	Growth S	Growth I-2	& Growth	& Growth II	Value	Value II	Equity Flex II	Equity Flex III
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(147,777)	(181)	(85,740)	368,990	184	662,213	110	64,807	407,415

Net realized gain (loss) on investments	(3,375,155)	(78)	48,662	(1,326,258)	(6)	(2,607,497)	(33)	(4,014,198)	(26,219,153)

Change in unrealized appreciation (depreciation) of investments	7,945,332	3,865	2,437,079	2,546,225	909	4,349,364	453	5,486,657	39,544,247

Net increase (decrease) in contract owners’ equity resulting from operations	4,422,400	3,606	2,400,001	1,588,956	1,087	2,404,080	530	1,537,266	13,732,508

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	514,543	475	323,056	466,349	—	691,296	—	236,515	548,205
Net transfer (to) from affiliate and subaccounts	(69,741)	—	1,279,519	(727,371)	—	(1,147,483)	—	(7,490,272)	7,154,350
Payments for redemptions	(1,618,639)	—	(784,745)	(1,498,475)	—	(2,179,607)	—	(1,628,691)	(7,657,307)
Guaranteed retirement income benefit, maintenance fees, and other fees	(6,909)	—	(4,248)	(7,526)	—	(9,130)	—	(14,276)	(96,134)
Annuity payout reserve adjustment	—	—	(6)	(60)	—	(17,611)	—	—	39

Net increase (decrease) from contract owners’ equity transactions	(1,180,746)	475	813,576	(1,767,084)	—	(2,662,536)	—	(8,896,724)	(50,846)

Total increase (decrease) in contract owners’ equity	3,241,654	4,081	3,213,577	(178,127)	1,087	(258,456)	530	(7,359,458)	13,681,662

CONTRACT OWNERS’ EQUITY

Beginning of period	9,910,731	7,183	5,170,364	11,187,970	6,877	16,036,192	2,995	7,359,459	33,669,808

End of period	$13,152,385	11,264	8,383,941	11,009,842	7,964	15,777,736	3,525	—	47,351,470

See accompanying notes to financial statements

42

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	Dreyfus		The Dreyfus
	Investment		Socially Responsible		DWS
	Portfolios		Growth Fund, Inc.		Variable Series I
								DWS	DWS
	Dreyfus	Dreyfus	Dreyfus Socially	Dreyfus Socially	DWS	DWS	DWS	Global	Global
	I.P. MidCap	I.P. MidCap	Responsible	Responsible	Bond	Capital	Capital	Opportunities	Opportunities
	Stock A	Stock SC	Growth A	Growth SC	VIP	Growth VIP A	Growth VIP B	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$76,066	(5,434)	(18,218)	(16)	1,321,345	(354,629)	(1,713)	200,154	(11)

Net realized gain (loss) on investments	(21,194,626)	(287,146)	(76,334)	(3)	(1,762,677)	(13,271,419)	5,938	(4,414,011)	(49)

Change in unrealized appreciation (depreciation) of investments	35,200,778	660,666	1,538,104	431	2,226,922	63,855,715	58,978	26,062,866	957

Net increase (decrease) in contract owners’ equity resulting from operations	14,082,218	368,086	1,443,551	412	1,785,590	50,229,667	63,203	21,849,009	897

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	407,533	74,449	115,832	—	802,951	3,103,578	1,200	1,146,622	—
Net transfer (to) from affiliate and subaccounts	(9,279,792)	(30,068)	(79,074)	55	8,928,612	19,598,108	105	(5,187,136)	—
Payments for redemptions	(10,718,791)	(143,122)	(761,788)	(2)	(5,138,271)	(38,107,668)	(231,169)	(13,730,588)	(16)
Guaranteed retirement income benefit, maintenance fees, and other fees	(139,002)	—	(11,831)	—	(37,257)	(495,581)	—	(166,358)	—
Annuity payout reserve adjustment	(1,056)	—	8	—	(5,834)	(21,045)	—	(2,965)	—

Net increase (decrease) from contract owners’ equity transactions	(19,731,108)	(98,741)	(736,853)	53	4,550,201	(15,922,607)	(229,864)	(17,940,425)	(16)

Total increase (decrease) in contract owners’ equity	(5,648,890)	269,345	706,699	465	6,335,791	34,307,060	(166,661)	3,908,584	881

CONTRACT OWNERS’ EQUITY

Beginning of period	57,253,261	1,125,422	5,006,851	1,283	18,767,396	198,670,074	332,189	61,737,598	2,004

End of period	$51,604,371	1,394,767	5,713,550	1,748	25,103,188	232,977,134	165,528	65,646,182	2,885

See accompanying notes to financial statements

43

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	DWS
	Variable Series I						DWS Variable Series II
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	DWS	DWS
	Growth & Income	Growth & Income	Health Care	Health Care	International	International	Balanced	Blue Chip	Blue Chip
	VIP A	VIP B	VIP A	VIP B	VIP A	VIP B	VIP	VIP A	VIP B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$221,454	17	5,379	(94)	1,514,595	1,511	4,479,966	380,469	(482)

Net realized gain (loss) on investments	(5,672,515)	(1,778)	(1,560,543)	308	(5,506,889)	(2,314)	(4,470,668)	(9,763,644)	(2,603)

Change in unrealized appreciation (depreciation) of investments	13,463,805	28,190	7,428,672	1,837	16,265,700	19,494	34,574,077	24,841,999	43,049

Net increase (decrease) in contract owners’ equity resulting from operations	8,012,744	26,429	5,873,508	2,051	12,273,405	18,691	34,583,375	15,458,824	39,964

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	196,260	2,378	532,084	—	734,586	—	1,688,137	194,855	—
Net transfer (to) from affiliate and subaccounts	(1,856,586)	1,302	(7,437,389)	—	(6,779,335)	316	(4,665,350)	(6,935,821)	(2,473)
Payments for redemptions	(5,755,450)	(4,887)	(7,681,110)	(1,696)	(9,908,089)	(13,526)	(23,869,781)	(10,158,571)	(6,960)
Guaranteed retirement income benefit, maintenance fees, and other fees	(70,667)	—	(95,060)	—	(116,938)	—	(216,863)	(157,182)	—
Annuity payout reserve adjustment	(3,965)	—	(340)	—	(3,851)	—	(112,548)	(3,269)	—

Net increase (decrease) from contract owners’ equity transactions	(7,490,408)	(1,207)	(14,681,814)	(1,696)	(16,073,628)	(13,210)	(27,176,404)	(17,059,988)	(9,433)

Total increase (decrease) in contract owners’ equity	522,336	25,222	(8,808,306)	355	(3,800,222)	5,481	7,406,971	(1,601,163)	30,531

CONTRACT OWNERS’ EQUITY

Beginning of period	31,155,151	82,936	42,356,606	11,339	53,098,813	71,929	177,452,812	62,370,452	133,432

End of period	$31,677,487	108,158	33,548,300	11,694	49,298,591	77,410	184,859,782	60,769,289	163,963

See accompanying notes to financial statements

44

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	DWS
	Variable Series II
			DWS					DWS	DWS
	DWS	DWS	Diversified	DWS	DWS	DWS	DWS	Government &	Government &
	Core Fixed	Davis Venture	International Equity	Dreman Small Mid	Dreman Small Mid	Global	Global	Agency Securities VIP	Agency Securities VIP
	Income VIP A	Value VIP	VIP	Cap Value VIP A	Cap Value VIP B	Thematic VIP A	Thematic VIP B	A	B
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$4,076,745	1,777,981	2,944,400	801,410	(343)	80,484	(83)	3,851,167	6,612

Net realized gain (loss) on investments	(6,262,029)	(45,967,518)	(26,478,125)	(68,034,126)	(21,466)	(21,134,497)	(9,486)	1,169,638	693

Change in unrealized appreciation (depreciation) of investments	5,511,983	39,869,505	36,604,743	93,931,856	68,829	33,159,955	18,564	1,833,125	5,231

Net increase (decrease) in contract owners’ equity resulting from operations	3,326,699	(4,320,032)	13,071,017	26,699,140	47,020	12,105,941	8,995	6,853,930	12,536

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	504,402	292,808	618,672	2,124,391	667	785,683	3,170	639,187	5,548
Net transfer (to) from affiliate and subaccounts	4,159,722	(85,145,852)	(8,850,318)	(17,576,808)	(20,525)	(4,225,794)	(105)	(10,142,432)	176
Payments for redemptions	(15,316,529)	(7,673,557)	(10,986,872)	(24,218,775)	—	(7,448,622)	(8,729)	(22,844,594)	(60,935)
Guaranteed retirement income benefit, maintenance fees, and other fees	(117,870)	(49,399)	(107,149)	(250,673)	—	(97,083)	—	(213,924)	—
Annuity payout reserve adjustment	(12,261)	(5,026)	(7,400)	(10,672)	—	(917)	—	(8,781)	—

Net increase (decrease) from contract owners’ equity transactions	(10,782,536)	(92,581,026)	(19,333,067)	(39,932,537)	(19,858)	(10,986,733)	(5,665)	(32,570,545)	(55,212)

Total increase (decrease) in contract owners’ equity	(7,455,837)	(96,901,058)	(6,262,050)	(13,233,397)	27,162	1,119,208	3,330	(25,716,614)	(42,676)

CONTRACT OWNERS’ EQUITY

Beginning of period	59,265,172	96,901,058	66,545,866	138,064,546	186,720	38,296,635	29,083	115,382,012	246,390

End of period	$51,809,335	—	60,283,816	124,831,149	213,882	39,415,843	32,413	89,665,398	203,715

See accompanying notes to financial statements

45

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	DWS
	Variable Series II
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	DWS	DWS
	High Income	High Income	Janus Growth &	Large Cap	Large Cap	Mid Cap	Money Market	Small Cap Growth	Strategic
	VIP A	VIP B	Income VIP	Value VIP A	Value VIP B	Growth VIP	VIP	VIP	Income VIP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$9,548,843	13,249	905,590	67,500	(1,861)	(172,619)	(1,696,408)	(622,898)	1,722,810

Net realized gain (loss) on investments	(11,539,177)	(15,728)	(16,780,108)	(19,718,913)	(42,793)	(1,199,715)	—	(4,882,949)	(1,704,750)

Change in unrealized appreciation (depreciation) of investments	35,745,526	46,158	17,845,015	48,256,163	(7,520)	5,626,239	—	20,715,730	8,345,741

Net increase (decrease) in contract owners’ equity resulting from operations	33,755,192	43,679	1,970,498	28,604,750	(52,174)	4,253,906	(1,696,408)	15,209,883	8,363,802

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,482,979	1,200	237,975	1,763,248	—	413,572	3,838,237	1,089,571	158,048
Net transfer (to) from affiliate and subaccounts	8,668,561	(6,433)	(49,006,704)	62,145,451	308,843	(73,259)	81,830,898	(2,411,093)	179,432
Payments for redemptions	(16,870,811)	(22,554)	(3,723,716)	(22,077,335)	(145,904)	(1,911,706)	(175,087,456)	(7,665,182)	(11,062,598)
Guaranteed retirement income benefit, maintenance fees, and other fees	(167,539)	—	(30,641)	(282,675)	—	(38,253)	(405,132)	(104,195)	(112,227)
Annuity payout reserve adjustment	(31,019)	—	(2,399)	(15,379)	—	—	(1,108)	(1,299)	(2,371)

Net increase (decrease) from contract owners’ equity transactions	(6,917,830)	(27,787)	(52,525,485)	41,533,310	162,939	(1,609,644)	(89,824,561)	(9,092,197)	(10,839,716)

Total increase (decrease) in contract owners’ equity	26,837,362	15,892	(50,554,987)	70,138,061	110,765	2,644,261	(91,520,969)	6,117,686	(2,475,915)

CONTRACT OWNERS’ EQUITY

Beginning of period	90,235,018	134,713	50,554,987	69,078,634	67,222	11,591,049	219,798,201	47,317,943	46,678,507

End of period	$117,072,380	150,605	—	139,216,695	177,987	14,235,310	128,277,232	53,435,628	44,202,592

See accompanying notes to financial statements

46

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

								Fidelity	Fidelity
	DWS					DWS		Variable Insurance	Variable Insurance
	Variable Series II					Investments VIT Funds		Products Funds	Products Funds
	DWS	DWS	DWS	DWS	DWS	DWS	DWS	Fidelity	Fidelity
	Strategic	Strategic	Technology	Technology	Turner Mid Cap	Equity 500	Equity 500	VIP	VIP
	Value VIP A	Value VIP B	VIP A	VIP B	Growth VIP	Index VIP A	Index VIP B2	Asset Manager	Contrafund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$5,464,464	4,236	(556,242)	(377)	(486,015)	1,080,053	114	52,747	58,736

Net realized gain (loss) on investments	(38,201,342)	(49,126)	199,334	(433)	(15,328,468)	(10,231,400)	(179)	(275,911)	(4,719,381)

Change in unrealized appreciation (depreciation) of investments	63,749,432	75,479	18,671,822	13,019	29,047,054	24,474,757	3,598	1,492,619	22,788,949

Net increase (decrease) in contract owners’ equity resulting from operations	31,012,554	30,589	18,314,914	12,209	13,232,571	15,323,410	3,533	1,269,455	18,128,304

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,425,676	—	583,984	1,200	1,846,151	1,322,861	—	140,287	2,462,026
Net transfer (to) from affiliate and subaccounts	(28,348,207)	(18,768)	(1,067,163)	(4,086)	(6,696,843)	(3,161,354)	181	(288,982)	(166,574)
Payments for redemptions	(35,615,834)	(7,385)	(7,294,539)	(18)	(9,740,253)	(17,484,281)	(21)	(648,505)	(7,196,409)
Guaranteed retirement income benefit, maintenance fees, and other fees	(446,294)	—	(121,312)	—	(94,845)	(200,250)	—	(4,048)	(33,540)
Annuity payout reserve adjustment	(19,836)	—	(1,855)	—	(1,677)	(8,208)	—	1,862	(131,318)

Net increase (decrease) from contract owners’ equity transactions	(63,004,494)	(26,153)	(7,900,885)	(2,904)	(14,687,467)	(19,531,232)	160	(799,386)	(5,065,815)

Total increase (decrease) in contract owners’ equity	(31,991,940)	4,436	10,414,029	9,305	(1,454,896)	(4,207,822)	3,693	470,069	13,062,489

CONTRACT OWNERS’ EQUITY

Beginning of period	191,335,177	166,129	37,004,205	15,197	39,314,001	79,299,145	14,895	5,015,903	58,200,203

End of period	$159,343,237	170,565	47,418,234	24,501	37,859,105	75,091,323	18,588	5,485,972	71,262,692

See accompanying notes to financial statements

47

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	Fidelity						Franklin Templeton
	Variable Insurance Products Funds						Variable Insurance Products Trust
	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Franklin	Franklin	Franklin
	VIP	VIP	VIP	VIP	VIP	VIP	Rising Dividends	Small Cap Value	Strategic Income
	Contrafund 2	Equity Income	Equity Income 2	Growth	Index 500	Index 500 SC	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(59)	229,548	20	(186,055)	658,131	24,451	7,411	13,567	527,284

Net realized gain (loss) on investments	(6)	(2,193,302)	(21)	(665,689)	986,600	(152,694)	(421,637)	(692,887)	(287,092)

Change in unrealized appreciation (depreciation) of investments	3,714	8,331,208	1,111	5,914,552	10,581,802	904,601	1,196,399	1,692,668	1,571,627

Net increase (decrease) in contract owners’ equity resulting from operations	3,650	6,367,454	1,110	5,062,808	12,226,533	776,358	782,172	1,013,348	1,811,818

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	—	894,151	—	826,035	1,821,537	93,691	220,832	218,425	405,898
Net transfer (to) from affiliate and subaccounts	—	(1,730,577)	—	240,713	(1,971,495)	(107,601)	(179,369)	(419,209)	2,402,650
Payments for redemptions	—	(3,405,586)	—	(2,280,830)	(5,969,517)	(443,348)	(679,797)	(431,440)	(1,548,383)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(16,560)	—	(23,701)	(50,537)	—	(2,177)	(1,856)	(2,533)
Annuity payout reserve adjustment	—	550	—	(98,300)	(388,605)	—	(286)	—	(65)

Net increase (decrease) from contract owners’ equity transactions	—	(4,258,023)	—	(1,336,083)	(6,558,617)	(457,258)	(640,797)	(634,080)	1,257,567

Total increase (decrease) in contract owners’ equity	3,650	2,109,431	1,110	3,726,725	5,667,916	319,100	141,376	379,268	3,069,385

CONTRACT OWNERS’ EQUITY

Beginning of period	10,993	25,782,765	4,006	21,552,229	53,465,860	3,877,389	5,650,438	4,321,707	6,956,831

End of period	$14,643	27,892,197	5,116	25,278,954	59,133,776	4,196,489	5,791,813	4,700,975	10,026,216

See accompanying notes to financial statements

48

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

						ING	ING
	Franklin Templeton					Global Resources	Investors	Janus
	Variable Insurance Products Trust					Trust	Trust	Aspen Series
	Franklin	Franklin	Mutual	Mutual			ING JPMorgan	Janus	Janus
	U.S.	Zero Coupon	Global Discovery	Shares	Templeton Developing	ING Global Resources	Emerging Markets	Aspen	Aspen Enterprise -
	Government	2010	Securities	Securities	Markets Securities	Trust	Equity	Balanced	Institutional
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$131,466	249,218	(30,378)	35,938	155,672	(86,443)	25,544	1,249,667	(472,575)

Net realized gain (loss) on investments	59,427	116,223	453,403	(1,164,420)	(987,611)	(929,365)	120,693	4,307,912	1,346,664

Change in unrealized appreciation (depreciation) of investments	(97,616)	(473,250)	3,645,079	2,409,552	3,831,406	3,745,474	4,080,520	10,499,104	12,482,610

Net increase (decrease) in contract owners’ equity resulting from operations	93,276	(107,809)	4,068,104	1,281,070	2,999,467	2,729,666	4,226,758	16,056,684	13,356,700

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	211,670	264,314	939,962	330,988	227,043	294,261	223,176	2,227,325	1,109,687
Net transfer (to) from affiliate and subaccounts	971,288	(1,403,091)	(130,497)	(311,361)	887,046	(744,071)	608,809	(2,402,837)	(1,162,597)
Payments for redemptions	(1,175,681)	(1,260,687)	(2,524,745)	(646,472)	(667,712)	(866,577)	(875,931)	(8,707,062)	(3,604,994)
Guaranteed retirement income benefit, maintenance fees, and other fees	(1,682)	(4,120)	(6,939)	(2,688)	(2,192)	(4,027)	(3,652)	(44,311)	(40,078)
Annuity payout reserve adjustment	(37)	(26)	(161)	(69)	187	(16,503)	(27,521)	(2,015)	167

Net increase (decrease) from contract owners’ equity transactions	5,558	(2,403,610)	(1,722,380)	(629,603)	444,372	(1,336,915)	(75,119)	(8,928,901)	(3,697,816)

Total increase (decrease) in contract owners’ equity	98,834	(2,511,419)	2,345,724	651,467	3,443,839	1,392,751	4,151,639	7,127,783	9,658,884

CONTRACT OWNERS’ EQUITY

Beginning of period	4,572,999	9,720,959	19,958,232	5,983,065	4,476,541	8,488,685	6,274,203	72,749,526	33,159,175

End of period	$4,671,833	7,209,540	22,303,957	6,634,532	7,920,380	9,881,435	10,425,842	79,877,309	42,818,059

See accompanying notes to financial statements

49

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	Janus						JPMorgan
	Aspen Series						Insurance Trust
	Janus	Janus	Janus		Janus	Janus	JPMorgan	JPMorgan	JPMorgan Insurance
	Aspen	Aspen Janus -	Aspen Perkins	Janus Aspen Perkins	Aspen Worldwide -	Aspen Worldwide -	Insurance Trust	Insurance Trust	Trust Diversified Mid
	Forty	Institutional	Mid Cap Value	Small Company Value	Institutional	Service	Balanced	Core Bond	Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$(13,940)	(187,498)	(42,812)	(17,300)	51,395	(5)	656	(5,267)	(8,817)

Net realized gain (loss) on investments	1,839	240,250	(367,321)	(3,578,686)	(392,812)	(3)	(736)	(860)	(170,962)

Change in unrealized appreciation (depreciation) of investments	389,294	7,451,945	1,590,412	3,320,130	13,023,613	289	7,130	46,182	394,952

Net increase (decrease) in contract owners’ equity resulting from operations	377,192	7,504,698	1,180,280	(275,856)	12,682,195	281	7,050	40,055	215,173

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	5,536	759,355	171,773	78,651	1,417,938	—	—	14,426	34,489
Net transfer (to) from affiliate and subaccounts	(24,888)	(879,012)	(79,356)	(4,376,703)	(1,082,854)	—	36,005	1,417,118	(67,996)
Payments for redemptions	(62,771)	(2,246,326)	(458,059)	(152,035)	(4,138,452)	(1)	(1,748)	(83,027)	(83,153)
Guaranteed retirement income benefit, maintenance fees, and other fees	(2,673)	(30,068)	(2,161)	(605)	(43,428)	—	(8)	(121)	(236)
Annuity payout reserve adjustment	—	(32,655)	—	—	(93,338)	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(84,797)	(2,428,706)	(367,804)	(4,450,692)	(3,940,135)	(1)	34,249	1,348,395	(116,897)

Total increase (decrease) in contract owners’ equity	292,396	5,075,992	812,476	(4,726,548)	8,742,060	280	41,299	1,388,451	98,276

CONTRACT OWNERS’ EQUITY

Beginning of period	904,643	23,602,167	4,051,896	4,726,549	38,234,787	807	22,653	47,866	682,936

End of period	$1,197,039	28,678,159	4,864,372	—	46,976,847	1,087	63,952	1,436,317	781,212

See accompanying notes to financial statements

50

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	JPMorgan
	Insurance Trust
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan		JPMorgan
	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust Small	JPMorgan Insurance	International
	Equity Index	Government Bond	International Equity	Intrepid Growth	Intrepid Mid Cap	Mid Cap Value	Cap Core	Trust U.S. Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$1,948	35,666	65,912	(98)	7,282	(50,225)	(29,900)	7,157	420,900

Net realized gain (loss) on investments	(40,554)	12,309	(599,357)	(90)	(405,463)	(485,531)	(657,669)	(62,913)	(169,474)

Change in unrealized appreciation (depreciation) of investments	63,225	(21,958)	(3,237,907)	4,230	1,213,005	(946,284)	(888,819)	185,933	6,538,322

Net increase (decrease) in contract owners’ equity resulting from operations	24,619	26,016	(3,771,352)	4,042	814,824	(1,482,040)	(1,576,388)	130,177	6,789,748

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	2,606	818	296,786	—	171,397	169,420	112,521	12,907	161,296
Net transfer (to) from affiliate and subaccounts	2,387	(672,152)	16,405,732	—	(196,346)	8,989,853	6,293,090	(35,383)	(17,358,051)
Payments for redemptions	(92,250)	(3,055)	(1,310,348)	—	(337,447)	(637,422)	(328,670)	(97,529)	(400,532)
Guaranteed retirement income benefit, maintenance fees, and other fees	(67)	(13)	(5,235)	—	(740)	(2,368)	(2,293)	(380)	(1,457)
Annuity payout reserve adjustment	—	—	17,785	—	—	173	6,914	(62)	(7,045)

Net increase (decrease) from contract owners’ equity transactions	(87,324)	(674,402)	15,404,721	—	(363,137)	8,519,656	6,081,562	(120,447)	(17,605,790)

Total increase (decrease) in contract owners’ equity	(62,705)	(648,385)	11,633,369	4,042	451,687	7,037,616	4,505,175	9,730	(10,816,041)

CONTRACT OWNERS’ EQUITY

Beginning of period	184,714	648,385	1	12,501	2,705,246	693,333	(1)	471,358	10,815,951

End of period	$122,009	—	11,633,370	16,544	3,156,933	7,730,983	4,505,174	481,088	—

See accompanying notes to financial statements

51

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	JPMorgan		Oppenheimer
	Series Trust II		Variable Account Funds
	JPMorgan	JPMorgan	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	MidCap	Small	Capital	Global	High	Main	Main Street	MidCap	Strategic
	Value	Company	Appreciation	Securities	Income	Street	Small Cap	Fund	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$122,442	6,839	(33,798)	164,099	(7,518)	19,436	(44,669)	(6,039)	(91,227)

Net realized gain (loss) on investments	(355,482)	(171,212)	(162,070)	(1,651,201)	(914,704)	(717,928)	(729,069)	(85,810)	(357,545)

Change in unrealized appreciation (depreciation) of investments	3,248,416	2,528,142	1,080,475	9,260,624	1,048,518	1,977,972	2,828,751	211,979	1,742,331

Net increase (decrease) in contract owners’ equity resulting from operations	3,015,376	2,363,768	884,607	7,773,523	126,297	1,279,479	2,055,014	120,130	1,293,559

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	79,251	60,913	110,102	1,290,782	31,066	234,519	344,545	30,524	411,966
Net transfer (to) from affiliate and subaccounts	(9,512,063)	(6,911,908)	269,081	(929,532)	368,939	(654,999)	(426,290)	82,198	(146,070)
Payments for redemptions	(146,508)	(107,418)	(379,527)	(3,628,209)	(86,841)	(881,611)	(960,397)	(70,399)	(1,827,896)
Guaranteed retirement income benefit, maintenance fees, and other fees	(426)	(651)	(1,465)	(10,413)	(261)	(3,754)	(4,128)	—	(2,792)
Annuity payout reserve adjustment	(218)	(20,025)	2	(134)	—	—	(16)	—	(26)

Net increase (decrease) from contract owners’ equity transactions	(9,579,964)	(6,979,089)	(1,807)	(3,277,505)	312,904	(1,305,846)	(1,046,286)	42,324	(1,564,818)

Total increase (decrease) in contract owners’ equity	(6,564,588)	(4,615,321)	882,800	4,496,017	439,200	(26,367)	1,008,728	162,454	(271,259)

CONTRACT OWNERS’ EQUITY

Beginning of period	6,564,622	4,615,321	2,115,964	23,932,554	449,468	5,935,268	6,391,846	370,986	8,916,715

End of period	$—	—	2,998,764	28,428,572	888,668	5,908,902	7,400,574	533,440	8,645,456

See accompanying notes to financial statements

52

ZALICO Variable Annuity Separate Account
Statement of Changes in Contract Owners’ Equity
For the year ended December 31, 2009

	PIMCO
	Variable Insurance Trust
	PIMCO	PIMCO
	Foreign	Low
	Bond	Duration
	Subaccount	Subaccount
OPERATIONS

Net investment income (loss)	$2,374	2,790

Net realized gain (loss) on investments	10,567	6,145

Change in unrealized appreciation (depreciation) of investments	2,196	5,349

Net increase (decrease) in contract owners’ equity resulting from operations	15,137	14,283

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,416	72
Net transfer (to) from affiliate and subaccounts	2,364	2,983
Payments for redemptions	(21,546)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	(220)	(221)
Annuity payout reserve adjustment	—	—

Net increase (decrease) from contract owners’ equity transactions	(17,986)	2,834

Total increase (decrease) in contract owners’ equity	(2,848)	17,117

CONTRACT OWNERS’ EQUITY

Beginning of period	126,498	122,543

End of period	$123,650	139,660

See accompanying notes to financial statements

53

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
1) Organization:
ZALICO Variable Annuity Separate Account (the “Separate Account”), formerly known as KILICO Variable Annuity Separate Account is a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.
The Company is a wholly owned subsidiary of Zurich American Corporation (“Zurich”), a non-operating holding company, formerly known as Kemper Corporation. Zurich is a direct wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly owned subsidiary of Zurich Financial Services (“ZFS” or the “Parent”).
On July 6, 2010 the Company’s sole shareholder (Zurich, then Kemper Corporation) approved that the name of the Company be changed from Kemper Investors Life Insurance Company to Zurich American Life Insurance Company, and that an amendment of the Company’s Articles of Incorporation be made to effect such name change, with such amendment being subject to the approval of the Illinois Department of Financial and Professional Regulation, Division of Insurance, (“IDOI”). This change aligns the name of the Company with Zurich Financial Services brand. The IDOI approved the Company’s amended Articles of Incorporation reflecting this name change on Aug 23, 2010 and, accordingly, amended the Company’s Certificate of Authority. All other state regulatory notifications are being made.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.
The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of ninety-nine subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the year ended December 31, 2010, assets were invested in ninety-nine of the subaccount options.
The Zurich Advantage III contracts have sixty subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING Global Resources Trust, the ING Investors Trust, the ING VP Natural Resources Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.
The Zurich Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Variable Series II, an open-end management investment company.
The Scudder Destinations contracts have twenty-nine subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II, the DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Variable Series I, the DWS Variable Series II, the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

54

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(1) Organization: (continued)
The Zurich Preferred contracts have fifty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.
The Zurich Preferred Plus contracts have fifty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.
The Zurich ZS4 contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II, the DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.
The Zurich Archway contracts have fifty-four subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.
At December 31, 2010, the Separate Account was comprised of one hundred and ten subaccounts as follows:

Alger Balanced ‘O’	DWS Capital Growth VIP ‘B’
Alger Balanced ‘S’ (a)	DWS Core Fixed Income VIP ‘A’
Alger Capital Appreciation ‘O’	DWS Davis Venture Value VIP (a)
Alger Capital Appreciation ‘S’	DWS Diversified International Equity VIP
Alger Large Cap Growth ‘I-2’	DWS Dreman Small Mid Cap Value VIP ‘A’
Alger Mid Cap Growth ‘O’	DWS Dreman Small Mid Cap Value VIP ‘B’
Alger Mid Cap Growth ‘S’	DWS Equity 500 Index VIP ‘A’
Alger Small Cap Growth ‘I-2’	DWS Equity 500 Index VIP ‘B2’
American Century VP Income & Growth	DWS Global Opportunities VIP ‘A’
American Century VP Income & Growth II	DWS Global Opportunities VIP ‘B’
American Century VP Value	DWS Global Thematic VIP ‘A’
American Century VP Value II	DWS Global Thematic VIP ‘B’
Credit Suisse Trust International Equity Flex II (a)	DWS Government & Agency Securities VIP ‘A’
Credit Suisse Trust International Equity Flex III	DWS Government & Agency Securities VIP ‘B’
Dreyfus I.P. MidCap Stock ‘A’	DWS Growth & Income VIP ‘A’
Dreyfus I.P. MidCap Stock ‘SC’	DWS Growth & Income VIP ‘B’
Dreyfus Socially Responsible Growth ‘A’	DWS Health Care VIP ‘A’
Dreyfus Socially Responsible Growth ‘SC’	DWS Health Care VIP ‘B’
DWS Balanced VIP	DWS High Income VIP ‘A’
DWS Blue Chip VIP ‘A’	DWS High Income VIP ‘B’
DWS Blue Chip VIP ‘B’	DWS International VIP ‘A’
DWS Bond VIP	DWS International VIP ‘B’
DWS Capital Growth VIP ‘A’	DWS Janus Growth & Income VIP (a)

55

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements

(1) Organization: (continued)

DWS Large Cap Value VIP ‘A’	Invesco V.I. Utilities
DWS Large Cap Value VIP ‘B’	Janus Aspen Balanced
DWS Mid Cap Growth VIP	Janus Aspen Enterprise — Institutional
DWS Money Market VIP ‘A’	Janus Aspen Forty
DWS Small Cap Growth VIP	Janus Aspen Janus — Institutional
DWS Strategic Income VIP	Janus Aspen Perkins Mid Cap Value
DWS Strategic Value VIP ‘A’	Janus Aspen Perkins Small Cap Value (a)
DWS Strategic Value VIP ‘B’	Janus Aspen Worldwide — Institutional
DWS Technology VIP ‘A’	Janus Aspen Worldwide — Service
DWS Technology VIP ‘B’	JPMorgan Insurance Trust Balanced (a)
DWS Turner Mid Cap Growth VIP	JPMorgan Insurance Trust Core Bond
Fidelity VIP Asset Manager	JPMorgan Insurance Trust Equity Index
Fidelity VIP Contrafund	JPMorgan Insurance Trust Government Bond (a)
Fidelity VIP Contrafund ‘2’	JPMorgan Insurance Trust International Equity
Fidelity VIP Equity Income	JPMorgan Insurance Trust Intrepid Growth
Fidelity VIP Equity Income ‘2’	JPMorgan Insurance Trust Intrepid Mid Cap
Fidelity VIP Growth	JPMorgan Insurance Trust Mid Cap Growth
Fidelity VIP Index 500	JPMorgan Insurance Trust Mid Cap Value
Fidelity VIP Index 500 ‘SC’	JPMorgan Insurance Trust Small Cap Core
Franklin Rising Dividends Securities	JPMorgan Insurance Trust U.S. Equity
Franklin Small Cap Value Securities	JPMorgan International Equity (a)
Franklin Strategic Income Securities	JPMorgan Mid Cap Value (a)
Franklin U.S. Government	JPMorgan Small Cap Value (a)
Franklin Zero Coupon 2010 (a)	Oppenheimer Capital Appreciation
Mutual Global Discovery Securities	Oppenheimer Global Securities
Mutual Shares Securities	Oppenheimer Global Strategic Income Fund VA Series
Templeton Developing Markets Securities	Oppenheimer High Income
ING Global Resources Trust	Oppenheimer Main Street
ING JPMorgan Emerging Markets Equity	Oppenheimer Main Street Small Cap
Invesco Financial Services Fund	Oppenheimer Small-MidCap Growth Fund VA Series
Invesco Global Health Care	PIMCO Foreign Bond
Invesco Global Real Estate	PIMCO Low Duration

(a)	Subaccounts are closed and not available.
See respective contract Prospectus of each product for further description and benefits.
(2) Significant Accounting Policies:
Investments
Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the net asset value per share, reported by the respective portfolios.
Security transactions and investment income
Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.
Accumulation unit valuation
On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

56

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(2) Significant Accounting Policies: (continued)
Federal income taxes
The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Net transfers (to) from affiliate or subaccounts
Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.
Risks and Uncertainties
The Separate Account provides for various investment options in any combination of the available open-end management investment companies. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity.
Annuity Payouts
Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.
Accounting Pronouncements Recently Adopted
Accounting Standard Update (“ASU” or “Update”) No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosures about Fair Value Measurements.
In January of 2010, Financial Accounting Standards Board (“FASB”) issued ASU No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosure about Fair Value Measurements. This Update provides amendments to Subtopic 820-10 that requires the following new disclosures: 1) A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; 2) In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number). In addition, this Update provides amendments to clarify existing fair value measurement disclosures with respect to the required level of detail (i.e. class of assets and liabilities) and inputs and valuation techniques used for Level 2 and Level 3 investments. This Update became effective for the Separate Account in 2010, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for the fiscal years beginning after December 15, 2010. This Update did not have an impact on the Separate Account’s financial statements.

57

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(2) Significant Accounting Policies: (continued)
ASU No. 2009-17 — Consolidations — Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.
In December of 2009, FASB issued ASU No. 2009-17 which incorporates FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R) (“SFAS No. 167”) into the ASC. SFAS No. 167 was issued by the Board on June 12, 2009. This Update provides guidance for determining whether variable interest entities should be consolidated, and the Separate Account has a scope exemption which is provided for in this pronouncement. The adoption of this Update did not have an impact on the Separate Account’s financial statements.
Fair Value Measurements
The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:
•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•	Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
Determination of Fair Values
The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

58

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(3) Purchases and Sales of Investments:
The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the year ended December 31, 2010, are as follows:

	Purchases	Sales
The Alger Portfolios:
Alger Balanced -Class O	$2,390,339	$8,743,136
Alger Balanced -Class S	998	57,429
Alger Capital Appreciation- Class O	3,639,510	9,068,239
Alger Capital Appreciation- Class S	7,241	8,063
Alger Large Cap Growth- Class I-2	746,046	2,284,857
Alger Mid Cap Growth-Class I-2	702,905	2,606,593
Alger Mid Cap Growth-Class S	24	225
Alger Small Cap Growth- Class I-2	1,004,914	2,668,221

American Century Variable Portfolios, Inc.:
American Century VP Income and Growth	340,412	2,104,018
American Century VP Income and Growth II	103	136
American Century VP Value	22,819,647	19,373,390
American Century VP Value II	74	60

Credit Suisse Trust:
Credit Suisse Trust International Equity Flex III	3,980,679	12,075,699

Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock A	4,060,891	9,144,697
Dreyfus I.P. MidCap Stock SC	1,095,590	835,435

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth A	397,995	1,082,537
Dreyfus Socially Responsible Growth SC	64	30

DWS Variable Series I:
DWS Bond VIP	4,968,671	6,216,847
DWS Capital Growth VIP A	2,619,174	37,925,722
DWS Capital Growth VIP B	1,964	15,178
DWS Global Opportunities VIP A	4,551,097	11,372,393
DWS Global Opportunities VIP B	3	74
DWS Growth & Income VIP A	1,740,828	5,952,572
DWS Growth & Income VIP B	3,809	17,244
DWS Health Care VIP A	4,053,961	6,805,579
DWS Health Care VIP B	796	965
DWS International VIP A	1,870,000	8,312,855
DWS International VIP B	4,743	10,225

59

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(3) Purchases and Sales of Investments: (continued)

	Purchases	Sales
DWS Variable Series II:
DWS Balanced VIP	$7,547,883	$24,865,152
DWS Blue Chip VIP A	2,416,093	11,232,567
DWS Blue Chip VIP B	3,851	19,529
DWS Core Fixed Income VIP A	20,487,170	24,599,019
DWS Diversified International Equity VIP	4,552,027	10,125,757
DWS Dreman Small Mid Cap Value VIP A	6,199,026	22,866,868
DWS Dreman Small Mid Cap Value VIP B	9,676	32,438
DWS Global Thematic VIP A	2,530,029	7,375,381
DWS Global Thematic VIP B	3,376	495
DWS Government & Agency Securities VIP A	38,217,797	42,403,600
DWS Government & Agency Securities VIP B	16,834	15,495
DWS High Income VIP A	64,342,881	68,268,992
DWS High Income VIP B	13,696	27,276
DWS Large Cap Value VIP A	3,931,481	22,373,530
DWS Large Cap Value VIP B	5,592	27,778
DWS Mid Cap Growth VIP	2,703,579	3,654,306
DWS Money Market VIP	56,512,946	90,741,907
DWS Small Cap Growth VIP	2,909,775	11,073,873
DWS Strategic Income VIP	9,000,039	9,624,066
DWS Strategic Value VIP A	3,607,653	28,977,670
DWS Strategic Value VIP B	5,292	37,519
DWS Technology VIP A	3,669,148	12,024,515
DWS Technology VIP B	7,236	19,524
DWS Turner Mid Cap Growth VIP	2,820,660	6,664,407

DWS Investments VIT Funds:
DWS Equity 500 Index VIP A	6,409,047	13,756,541
DWS Equity 500 Index VIP B2	576	2,986

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager	361,075	1,141,884
Fidelity VIP Contrafund	1,826,965	12,161,988
Fidelity VIP Contrafund 2	163	253
Fidelity VIP Equity Income	1,002,236	4,848,611
Fidelity VIP Equity Income 2	86	87
Fidelity VIP Growth	1,058,511	5,999,654
Fidelity VIP Index 500	2,671,360	8,482,706
Fidelity VIP Index SC 500	175,176	1,026,049

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities	1,076,578	1,295,227
Franklin Small Cap Value Securities	1,539,023	1,168,283
Franklin Strategic Income Securities	2,976,089	2,640,107

60

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(3) Purchases and Sales of Investments: (continued)

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust:
Franklin U.S. Government	$1,308,603	$1,669,761
Franklin Zero Coupon 2010	999,341	7,375,140
Mutual Global Discovery Securities	1,802,085	3,765,427
Mutual Shares Securities	1,619,326	1,992,998
Templeton Developing Markets Securities	1,267,253	1,651,921

ING Global Resources Trust
ING Global Resources Trust	1,158,050	2,025,813

ING Investors Trust:
ING JPMorgan Emerging Markets Equity	1,397,244	2,242,420

Invesco Variable Insurance Funds:
Invesco Financial Services Fund	582,720	403,233
Invesco Global Health Care	151,372	340,433
Invesco Global Real Estate	855,961	1,533,697
Invesco Utilities	2,089,751	4,732,824

Janus Aspen Series:
Janus Aspen Balanced	3,549,691	11,299,270
Janus Aspen Enterprise — Institutional	727,144	6,400,457
Janus Aspen Forty	22,971	88,213
Janus Aspen Janus — Institutional	607,915	4,339,999
Janus Aspen Perkins Mid Cap Value	822,938	1,303,680
Janus Aspen Worldwide — Institutional	548,420	6,132,145
Janus Aspen Worldwide — Service	4	1,109

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced	15,477	83,956
JPMorgan Insurance Trust Core Bond	505,699	334,148
JPMorgan Insurance Trust Equity Index	244,422	44,539
JPMorgan Insurance Trust International Equity	196,721	2,174,703
JPMorgan Insurance Trust Intrepid Growth	158	14,016
JPMorgan Insurance Trust Intrepid Mid Cap	411,155	750,202
JPMorgan Insurance Trust Mid Cap Growth	398,542	402,946
JPMorgan Insurance Trust Mid Cap Value	455,675	1,846,031
JPMorgan Insurance Trust Small Cap Core	539,488	1,310,611
JPMorgan Insurance Trust U.S. Equity	190,996	285,115

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation	229,873	1,041,440
Oppenheimer Global Securities	1,172,599	5,972,293
Oppenheimer Global Strategic Income VA Series	3,316,719	2,410,071

61

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(3) Purchases and Sales of Investments: (continued)

	Purchases	Sales
Oppenheimer Variable Account Funds:
Oppenheimer High Income	$181,619	$383,618
Oppenheimer Main Street	280,692	1,232,297
Oppenheimer Main Street Small Cap	715,085	1,862,135
Oppenheimer Small-MidCap Growth VA Series	228,153	211,781

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond	12,299	15,125
PIMCO Low Duration	8,709	14,604
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62

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(4) Expenses and Related Party Transactions:
The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Contract Charges	Range
Mortality and Expense Risk Charge
Each Subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.
0-1.25%

Administration Charge
Each Subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.
0-.50%

Records Maintenance Charge
An annual Records Maintenance Charge is assessed during the Accumulation Period through the redemption of units and is assessed equally among all Subaccounts in which the Contract Holder has an interest. The charge is assessed at the end of each Contract year, on Contract surrender and upon annuitization. However, the Separate Account does not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date. This charge reimburses the Separate Account for the expenses of establishing and maintaining Contract records.
0-$30

Withdrawal Charge
Withdrawal Charges are applicable only during the first seven Contribution Years following each purchase payment. When a withdrawal is requested in good order, and a Withdrawal Charge applies, the Contract Value is reduced by the amount of the Withdrawal Charge through the redemption of units. This charge is subject to certain exceptions. The Withdrawal Charge compensate the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.
0-8%

Optional Benefit Fees
Optional benefits may be elected by contractholders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Guaranteed Minimum Death Benefit Rider (“GMDB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on an “Asset Base” basis.
0.15-0.35%

Transfer Charge
The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a Contract Year. The charge would be assessed through the redemption of units.
0-$25

Investment Management Fees and other expenses
In some cases, the value of the net assets of each Subaccount is reduced by the Investment Management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. These fees and expenses are paid indirectly by the Contract Holder through the reduction of unit values.
0-0.25%

Redemption Fees
A Fund or Portfolio may assess a redemption fee on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund or Portfolio and is not retained by the Company. The redemption fee is deducted from the Contract Value through the redemption of units.
0-2%

Applicable State Premium Taxes
Certain state and local governments impose a premium tax on Purchase Payments which, depending on the state, is paid by the Company at the time a Purchase Payment is received from the Contract Holder or at the time the Contract is annuitized. If the Contract Holder lives in a state where premium taxes are paid at the time a Purchase Payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the Contract Value at the time the Purchase Payment is received. If the Contract Holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the Contract Value.
0-3.5%
Synergy Investment Group, LLC (“Synergy”), an unaffiliated broker/dealer, and Investment Distributors, Inc. (“IDI”), an affiliate of PLICO, are the principal underwriters for the ZALICO separate account. Synergy serves as the principal underwriter for the Scudder Destinations and Farmers Variable Annuity I contracts. IDI serves as the principal underwriter for the remainder of the variable annuity contracts funded through the separate account. BFP Securities LLC, an affiliate of the Company, is also the primary wholesaling distributor of the Company’s BOLI products.

63

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding:
The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
The Alger Portfolios:
Alger Balanced O
2010	301,902	893,726	(591,824)
2009	670,628	1,674,800	(1,004,172)
Alger Balanced S
2010	—	4,670	(4,670)
2009	2,581	607	1,974
Alger Capital Appreciation O
2010	829,395	1,303,350	(473,955)
2009	1,267,123	2,893,443	(1,626,320)
Alger Capital Appreciation S
2010	473	474	(1)
2009	—	—	—
Alger Large Cap Growth I-2
2010	24,648	54,208	(29,560)
2009	46,479	73,677	(27,198)
Alger Mid Cap Growth I-2
2010	46,235	102,606	(56,371)
2009	92,478	147,937	(55,459)
Alger Mid Cap Growth S
2010	2	2	—
2009	46	2	44
Alger Small Cap Growth I-2
2010	40,181	85,375	(45,194)
2009	99,457	66,406	33,051

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2010	109,634	386,912	(277,278)
2009	193,038	512,351	(319,313)
American Century VP Income & Growth II
2010	—	—	—
2009	—	—	—
American Century VP Value
2010	2,468,350	2,167,498	300,852
2009	237,732	589,395	(351,663)
American Century VP Value II
2010	—	—	—
2009	—	—	—

64

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
Credit Suisse Trust:
Credit Suisse Trust International Equity Flex II
2010	—	—	—
2009	—	1,192,719	(1,192,719)
Credit Suisse Trust International Equity Flex III
2010	557,559	978,042	(420,483)
2009	1,221,919	1,386,895	(164,976)

Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock A
2010	564,511	936,642	(372,131)
2009	480,319	2,434,820	(1,954,501)
Dreyfus I.P. MidCap Stock SC
2010	80,861	63,879	16,982
2009	22,029	30,579	(8,550)

The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Socially Responsible Growth A
2010	55,795	115,029	(59,234)
2009	76,132	184,685	(108,553)
The Dreyfus Socially Responsible Growth SC
2010	5	—	5
2009	6	—	6

DWS Variable Series I:
DWS Bond VIP
2010	660,551	887,664	(227,113)
2009	1,638,071	1,175,864	462,207
DWS Capital Growth VIP A
2010	762,687	3,804,274	(3,041,587)
2009	7,242,333	8,424,963	(1,182,630)
DWS Capital Growth VIP B
2010	90	942	(852)
2009	412	20,307	(19,895)
DWS Global Opportunities VIP A
2010	618,434	967,283	(348,849)
2009	723,078	2,120,454	(1,397,376)
DWS Global Opportunities VIP B
2010	—	1	(1)
2009	—	1	(1)

65

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

		Units	Net Increase /
	Units Issued	Redeemed	(Decrease)
DWS Variable Series I: (continued)
DWS Growth & Income VIP A
2010	298,305	799,767	(501,462)
2009	473,961	1,595,439	(1,121,478)
DWS Growth & Income VIP B
2010	304	1,441	(1,137)
2009	552	615	(63)
DWS Health Care VIP A
2010	298,090	646,726	(348,636)
2009	315,709	1,659,655	(1,343,946)
DWS Health Care VIP B
2010	—	45	(45)
2009	—	111	(111)
DWS International VIP A
2010	417,555	1,121,282	(703,727)
2009	702,993	2,752,657	(2,049,664)
DWS International VIP B
2010	309	716	(407)
2009	152	1,407	(1,255)

DWS Variable Series II:
DWS Balanced VIP
2010	702,014	3,739,005	(3,036,991)
2009	1,223,661	5,839,060	(4,615,399)
DWS Blue Chip VIP A
2010	455,547	1,367,752	(912,205)
2009	747,051	2,910,361	(2,163,310)
DWS Blue Chip VIP B
2010	167	1,283	(1,116)
2009	33	860	(827)
DWS Core Fixed Income VIP A
2010	3,701,741	4,878,788	(1,177,047)
2009	3,872,245	5,939,399	(2,067,154)
DWS Davis Venture Value VIP
2010	—	—	—
2009	562	11,803,333	(11,802,771)
DWS Diversified International Equity VIP
2010	994,786	2,659,564	(1,664,778)
2009	1,298,595	4,979,949	(3,681,354)

66

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
DWS Variable Series II: (continued)
DWS Dreman Small Mid Cap Value VIP A
2010	1,722,220	4,001,299	(2,279,079)
2009	2,148,467	6,824,182	(4,675,715)
DWS Dreman Small Mid Cap Value VIP B
2010	481	1,573	(1,092)
2009	221	1,582	(1,361)
DWS Global Thematic VIP A
2010	404,407	735,873	(331,466)
2009	552,615	1,593,743	(1,041,128)
DWS Global Thematic VIP B
2010	215	—	215
2009	274	848	(574)
DWS Government & Agency Securities VIP A
2010	3,538,234	4,781,760	(1,243,526)
2009	2,992,957	5,733,482	(2,740,525)
DWS Government & Agency Securities VIP B
2010	735	1,054	(319)
2009	962	5,779	(4,817)
DWS High Income VIP A
2010	5,609,636	7,242,330	(1,632,694)
2009	4,506,753	5,629,812	(1,123,059)
DWS High Income VIP B
2010	145	1,551	(1,406)
2009	169	2,422	(2,253)
DWS Janus Growth & Income VIP
2010	—	—	—
2009	—	8,715,133	(8,715,133)
DWS Large Cap Value VIP A
2010	1,278,428	3,613,707	(2,335,279)
2009	9,035,764	5,976,564	3,059,200
DWS Large Cap Value VIP B
2010	225	2,018	(1,793)
2009	20,754	12,897	7,857
DWS Mid Cap Growth VIP
2010	420,164	524,830	(104,666)
2009	506,130	753,601	(247,471)
DWS Money Market VIP
2010	16,394,118	20,061,285	(3,667,167)
2009	17,524,757	30,756,924	(13,232,167)

67

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
DWS Variable Series II: (continued)
DWS Small Cap Growth VIP
2010	1,563,231	3,516,507	(1,953,276)
2009	2,286,270	4,954,927	(2,668,657)
DWS Strategic Income VIP
2010	688,564	846,435	(157,871)
2009	1,068,032	1,872,246	(804,214)
DWS Strategic Value VIP A
2010	773,361	3,112,889	(2,339,528)
2009	1,436,051	8,352,676	(6,916,625)
DWS Strategic Value VIP B
2010	279	3,370	(3,091)
2009	783	3,916	(3,133)
DWS Technology VIP A
2010	2,456,018	3,932,205	(1,476,187)
2009	3,266,293	4,297,724	(1,031,431)
DWS Technology VIP B
2010	636	1,521	(885)
2009	149	96	53
DWS Turner Mid Cap Growth VIP
2010	611,720	940,032	(328,312)
2009	930,659	2,978,261	(2,047,602)

DWS Investments VIT Funds:
DWS Equity 500 Index VIP A
2010	1,019,310	1,829,186	(809,876)
2009	2,571,534	5,120,772	(2,549,238)
DWS Equity 500 Index VIP B2
2010	37	303	(266)
2009	46	27	19

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager
2010	13,711	43,386	(29,675)
2009	18,907	52,251	(33,344)
Fidelity VIP Contrafund
2010	151,317	432,661	(281,344)
2009	413,019	611,563	(198,544)

68

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
Fidelity Variable Insurance Products Funds: (continued)
Fidelity VIP Contrafund 2
2010	—	—	—
2009	—	—	—
Fidelity VIP Equity Income
2010	55,932	181,665	(125,733)
2009	94,151	266,877	(172,726)
Fidelity VIP Equity Income 2
2010	—	—	—
2009	—	—	—
Fidelity VIP Growth
2010	50,345	164,602	(114,257)
2009	159,025	217,350	(58,325)
Fidelity VIP Index 500
2010	25,289	82,986	(57,697)
2009	62,332	121,222	(58,890)
Fidelity VIP Index 500 SC
2010	1,262	5,890	(4,628)
2009	4,132	8,383	(4,251)

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities
2010	95,654	113,269	(17,615)
2009	89,075	148,606	(59,531)
Franklin Small Cap Value Securities
2010	106,673	85,791	20,882
2009	66,868	116,772	(49,904)
Franklin Strategic Income Securities
2010	227,077	227,503	(426)
2009	413,740	315,987	97,753
Franklin U.S. Government
2010	116,618	152,638	(36,020)
2009	261,682	260,346	1,336
Franklin Zero Coupon 2010
2010	41,760	662,059	(620,299)
2009	100,703	307,283	(206,580)
Mutual Global Discovery Securities
2010	170,797	270,323	(99,526)
2009	233,308	337,428	(104,120)

69

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust: (continued)
Mutual Shares Securities
2010	150,017	179,034	(29,017)
2009	171,004	231,169	(60,165)
Templeton Developing Markets Securities
2010	64,040	78,667	(14,627)
2009	97,197	86,502	10,695

ING Global Resources Trust:
ING Global Resources Trust
2010	150,499	230,188	(79,689)
2009	152,278	298,096	(145,818)

ING Investors Trust:
ING JPMorgan Emerging Markets Equity
2010	51,427	112,819	(61,392)
2009	97,387	107,722	(10,335)

Invesco Variable Insurance Funds:
Invesco Financial Services Fund
2010	93,359	69,708	23,651
2009	159,936	207,779	(47,843)
Invesco Global Health Care
2010	14,776	27,277	(12,501)
2009	33,348	72,802	(39,454)
Invesco Global Real Estate
2010	44,183	92,174	(47,991)
2009	59,117	109,310	(50,193)
Invesco Utilities
2010	258,536	546,715	(288,179)
2009	489,390	1,440,236	(950,846)

Janus Aspen Series:
Janus Aspen Balanced
2010	143,642	364,960	(221,318)
2009	178,736	444,291	(265,555)
Janus Aspen Enterprise — Institutional
2010	67,944	220,116	(152,172)
2009	103,764	246,192	(142,428)

70

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

			Net Increase /
	Units Issued	Units Redeemed	(Decrease)
Janus Aspen Series: (continued)
Janus Aspen Forty
2010	2,376	6,486	(4,110)
2009	2,121	10,756	(8,635)
Janus Aspen Janus — Institutional
2010	61,366	217,391	(156,025)
2009	82,331	217,247	(134,916)
Janus Aspen Perkins Mid Cap Value
2010	55,909	77,863	(21,954)
2009	95,595	119,893	(24,298)
Janus Aspen Perkins Small Company Value
2010	—	—	—
2009	26,527	448,183	(421,656)
Janus Aspen Worldwide — Institutional
2010	72,177	256,032	(183,855)
2009	124,514	303,200	(178,686)
Janus Aspen Worldwide — Service
2010	—	103	(103)
2009	—	—	—

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced
2010	1,375	7,109	(5,734)
2009	3,411	163	3,248
JPMorgan Insurance Trust Core Bond
2010	38,782	28,058	10,724
2009	176,458	60,686	115,772
JPMorgan Insurance Trust Equity Index
2010	22,252	4,065	18,187
2009	3,039	13,430	(10,391)
JPMorgan Insurance Trust Government Bond
2010	—	—	—
2009	6,795	59,865	(53,070)
JPMorgan Insurance Trust International Equity
2010	50,541	165,029	(114,488)
2009	1,603,217	914,671	688,546
JPMorgan Insurance Trust Intrepid Growth
2010	—	1,471	(1,471)
2009	—	—	—

71

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

		Units	Net Increase /
	Units Issued	Redeemed	(Decrease)
JPMorgan Insurance Trust: (continued)
JPMorgan Insurance Trust Intrepid Mid Cap
2010	38,220	66,150	(27,930)
2009	28,245	66,353	(38,108)
JPMorgan Insurance Trust Mid Cap Growth
2010	35,540	33,705	1,835
2009	27,502	42,605	(15,103)
JPMorgan Insurance Trust Mid Cap Value
2010	54,761	165,395	(110,634)
2009	1,423,632	828,916	594,716
JPMorgan Insurance Trust Small Cap Core
2010	45,559	90,337	(44,778)
2009	744,476	449,533	294,943
JPMorgan Insurance Trust U.S. Equity
2010	17,538	25,241	(7,703)
2009	6,349	18,535	(12,186)

JPMorgan Series Trust II:
JPMorgan International Equity
2010	—	—	—
2009	30,391	882,520	(852,129)
JPMorgan MidCap Value
2010	—	—	—
2009	17,818	556,083	(538,265)
JPMorgan Small Company
2010	—	—	—
2009	22,765	389,370	(366,605)

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2010	30,250	95,457	(65,207)
2009	85,694	85,907	(213)
Oppenheimer Global Securities
2010	139,996	396,777	(256,781)
2009	277,306	520,785	(243,479)
Oppenheimer Global Strategic Income VA Series
2010	237,438	218,997	18,441
2009	189,843	324,394	(134,551)

72

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(5) Changes in Units Outstanding: (continued)

		Units	Net Increase /
	Units Issued	Redeemed	(Decrease)
Oppenheimer Variable Account Funds: (continued)
Oppenheimer High Income
2010	41,459	114,020	(72,561)
2009	199,737	98,825	100,912
Oppenheimer Main Street
2010	39,220	115,011	(75,791)
2009	63,062	194,605	(131,543)
Oppenheimer Main Street Small Cap
2010	62,444	127,907	(65,463)
2009	72,037	149,724	(77,687)
Oppenheimer Small-MidCap Growth VA Series
2010	20,113	18,914	1,199
2009	19,919	15,372	4,547

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond
2010	461	916	(455)
2009	712	2,124	(1,412)
PIMCO Low Duration
2010	424	882	(458)
2009	482	294	188

73

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights:
A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2010, were as follows.

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Portfolios: (5)
Alger Balanced O (6)
2010	3,449	$12.246	$12.246	$42,236	2.49%	1.40%	1.40%	8.81%	8.81%
2009	4,041	11.255	11.255	45,477	3.20%	1.40%	1.40%	27.46%	27.46%
2008	5,045	8.830	8.830	44,546	2.80%	1.40%	1.40%	-32.71%	-32.71%
2007	7,050	13.121	13.121	92,499	2.14%	1.40%	1.40%	10.81%	10.81%
2006	8,412	11.465	11.465	99,604	1.53%	1.40%	1.40%	3.28%	3.28%
Alger Balanced S (6)
2010 (7)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	5	11.753	12.059	56	3.88%	1.70%	2.05%	25.92%	26.35%
2008	3	9.334	9.544	26	N/A	1.70%	2.05%	-33.27%	-33.04%
2007	3	13.987	14.253	45	N/A	1.70%	2.05%	12.18%	12.56%
2006	7	12.181	12.327	82	N/A	1.70%	2.05%	2.37%	2.72%
Alger Capital Appreciation O (8)
2010	4,578	11.866	11.866	54,321	0.38%	1.40%	1.40%	12.45%	12.45%
2009	5,052	10.552	10.552	53,307	N/A	1.40%	1.40%	49.02%	49.02%
2008	6,678	7.081	7.081	47,288	N/A	1.40%	1.40%	-45.90%	-45.90%
2007	9,245	13.088	13.088	121,007	0.06%	1.40%	1.40%	31.68%	31.68%
2006	8,585	8.450	8.450	85,346	0.03%	1.40%	1.40%	17.62%	17.62%
Alger Capital Appreciation S (8)
2010	—	18.262	18.802	2	0.19%	1.70%	2.05%	11.35%	11.73%
2009	—	16.401	16.828	1	N/A	1.70%	2.05%	47.66%	48.17%
2008	—	11.107	11.357	1	N/A	1.70%	2.05%	-46.37%	-46.18%
2007	—	20.709	21.102	3	0.20%	1.70%	2.05%	30.51%	30.96%
2006	1	13.612	13.775	19	N/A	1.70%	2.05%	16.58%	16.58%
Alger Large Cap Growth I-2 (9)
2010	209	40.998	57.935	11,342	0.73%	1.00%	2.25%	10.89%	12.26%
2009	238	36.970	51.606	11,580	0.61%	1.00%	2.25%	44.33%	46.11%
2008	266	25.616	35.319	8,887	0.23%	1.00%	2.25%	-47.34%	-46.69%
2007	293	48.646	66.251	18,402	0.33%	1.00%	2.25%	17.29%	18.75%
2006	355	40.329	53.587	18,865	0.13%	1.00%	2.25%	2.19%	4.11%
Alger Mid Cap Growth O (10)
2010	384	32.696	36.610	13,498	N/A	1.00%	2.25%	16.76%	18.20%
2009	440	28.003	30.973	13,152	N/A	1.00%	2.25%	48.37%	50.20%
2008	495	18.874	20.620	9,911	0.17%	1.00%	2.25%	-59.28%	-58.77%
2007	572	46.347	50.013	27,876	N/A	1.00%	2.25%	28.65%	30.25%
2006	602	33.443	35.210	22,574	N/A	1.00%	2.25%	7.72%	9.05%
Alger Mid Cap Growth S (10)
2010	1	15.150	15.597	13	N/A	1.70%	2.05%	16.50%	16.90%
2009	1	13.004	13.343	11	N/A	1.70%	2.05%	48.27%	48.78%
2008	1	8.770	8.968	7	N/A	1.70%	2.05%	-59.31%	-59.17%
2007	1	21.554	21.963	17	N/A	1.70%	2.05%	28.62%	29.07%
2006	1	15.641	15.829	13	N/A	1.70%	2.05%	7.13%	7.50%

74

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Portfolios: (5) (continued)
Alger Small Cap Growth I-2 (11)
2010	173	$20.930	$56.472	$8,564	N/A	1.00%	2.25%	22.43%	24.05%
2009	218	17.095	45.522	8,384	N/A	1.00%	2.25%	42.17%	44.07%
2008	185	12.024	31.598	5,170	N/A	1.00%	2.25%	-47.78%	-47.13%
2007	182	23.026	59.766	9,698	N/A	1.00%	2.25%	14.58%	16.07%
2006	185	20.097	51.489	8,534	N/A	1.00%	2.25%	16.43%	18.83%

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2010	1,450	6.645	7.423	10,420	1.44%	1.00%	2.25%	11.64%	13.02%
2009	1,727	5.953	6.568	11,010	4.57%	1.00%	2.25%	15.50%	16.93%
2008	2,046	5.154	5.617	11,188	2.16%	1.00%	2.25%	-36.03%	-35.24%
2007	2,932	8.057	8.674	24,831	2.01%	1.00%	2.25%	-2.28%	-1.06%
2006	3,975	7.185	7.562	34,156	1.87%	1.00%	2.25%	14.52%	15.93%
American Century VP Income & Growth II
2010	1	12.495	12.864	9	1.23%	1.70%	2.05%	11.57%	11.96%
2009	1	11.199	11.490	8	4.05%	1.70%	2.05%	15.41%	15.81%
2008	1	9.703	9.922	7	1.78%	1.70%	2.05%	-36.04%	-35.82%
2007	1	15.172	15.460	11	1.64%	1.70%	2.05%	-2.44%	-2.11%
2006	1	13.659	13.823	11	1.51%	1.70%	2.05%	13.86%	14.25%
American Century VP Value
2010	2,021	9.122	10.707	20,809	2.39%	1.00%	2.25%	10.93%	12.30%
2009	1,720	8.223	9.534	15,778	5.38%	1.00%	2.25%	17.23%	18.68%
2008	2,072	7.015	8.034	16,036	2.54%	1.00%	2.25%	-28.39%	-27.50%
2007	2,614	9.796	11.081	28,023	1.72%	1.00%	2.25%	-7.24%	-6.08%
2006	3,043	9.099	10.043	34,797	1.36%	1.00%	2.25%	16.05%	17.48%
American Century VP Value II
2010	—	14.014	14.428	4	2.00%	1.70%	2.05%	10.77%	11.15%
2009	—	12.652	12.981	4	4.96%	1.70%	2.05%	17.32%	17.72%
2008	—	10.784	11.027	3	2.31%	1.70%	2.05%	-28.28%	-28.03%
2007	—	15.036	15.322	4	2.44%	1.70%	2.05%	-7.22%	-6.90%
2006	1	14.029	14.197	24	1.27%	1.70%	2.05%	15.52%	15.92%

Credit Suisse Trust:
Credit Suisse Trust International Equity Flex II
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (12)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	1,193	6.170	8.786	7,359	1.63%	1.40%	2.05%	-47.83%	-47.49%
2007	2,070	11.751	16.782	24,325	N/A	1.40%	2.05%	-5.90%	-5.29%
2006	2,383	12.407	17.773	29,574	N/A	1.40%	2.05%	10.94%	11.65%
Credit Suisse Trust International Equity Flex III (13)
2010	2,176	18.159	22.796	43,927	0.09%	1.00%	2.25%	9.76%	11.12%
2009	2,596	16.543	20.656	47,351	2.23%	1.00%	2.25%	48.28%	50.12%
2008	2,762	11.157	13.855	33,670	1.92%	1.00%	2.25%	-55.80%	-55.25%
2007	4,089	25.242	31.179	111,926	1.45%	1.00%	2.25%	26.58%	28.15%
2006	4,547	19.942	24.500	97,524	0.53%	1.00%	2.25%	29.55%	31.21%

75

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock A
2010	3,677	$15.973	$15.973	$58,739	0.94%	1.40%	1.40%	25.34%	25.34%
2009	4,049	12.743	12.743	51,604	1.43%	1.40%	1.40%	33.64%	33.64%
2008	6,004	9.536	9.536	58,261	1.04%	1.40%	1.40%	-41.25%	-41.25%
2007	8,728	16.230	16.230	143,605	0.44%	1.40%	1.40%	0.09%	0.09%
2006	10,607	13.429	15.418	172,015	0.39%	1.00%	2.25%	4.85%	6.61%
Dreyfus I.P. MidCap Stock SC
2010	127	14.792	16.384	2,010	0.78%	1.00%	2.25%	24.15%	25.69%
2009	110	11.891	13.035	1,395	0.95%	1.00%	2.25%	32.35%	33.99%
2008	119	8.967	9.729	117	8.06%	1.00%	2.25%	-41.76%	-41.04%
2007	135	15.366	16.499	230	2.88%	1.00%	2.25%	-0.86%	0.38%
2006	19	14.659	14.835	299	1.54%	1.70%	2.05%	5.52%	5.88%

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth A
2010	508	7.793	28.958	5,724	0.85%	1.00%	2.25%	12.29%	13.68%
2009	567	6.883	25.473	5,714	0.94%	1.00%	2.25%	30.81%	32.43%
2008	676	5.218	19.235	5,007	0.81%	1.00%	2.25%	-35.87%	-35.07%
2007	906	8.069	29.627	9,740	0.51%	1.00%	2.25%	5.40%	6.71%
2006	1,388	7.049	25.677	12,962	0.10%	1.00%	2.25%	6.19%	8.12%
Dreyfus Socially Responsible Growth SC
2010	—	12.323	12.687	2	0.60%	1.70%	2.05%	12.25%	12.63%
2009	—	10.978	11.264	2	0.60%	1.70%	2.05%	30.76%	31.21%
2008	—	8.396	8.585	1	0.52%	1.70%	2.05%	-35.90%	-35.68%
2007	—	13.098	13.346	3	0.14%	1.70%	2.05%	5.32%	5.69%
2006	3	11.647	11.786	32	N/A	1.70%	2.05%	6.77%	7.14%

Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007 (14)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	47	14.271	17.501	815	N/A	1.00%	2.25%	7.92%	9.85%

DWS Variable Series I: (15)
DWS Bond VIP
2010	2,609	7.578	12.782	24,438	4.37%	1.00%	2.25%	4.44%	5.73%
2009	2,836	7.255	12.137	25,103	7.39%	1.00%	2.25%	7.65%	38.47%
2008	2,373	6.740	11.181	18,767	6.26%	1.00%	2.25%	-18.60%	-17.59%
2007	2,888	8.280	13.623	27,128	4.11%	1.00%	2.25%	1.87%	3.14%
2006	2,187	8.128	13.260	19,656	2.14%	1.00%	2.25%	2.42%	3.68%
DWS Capital Growth VIP A
2010	17,222	11.538	24.158	229,370	0.88%	1.00%	2.25%	14.14%	15.55%
2009 (16)	20,264	10.024	20.906	232,977	1.17%	1.00%	2.25%	24.08%	25.61%
2008	21,447	8.012	16.643	198,670	1.17%	1.00%	2.25%	-34.46%	-33.65%
2007	29,000	12.123	25.082	397,489	0.63%	1.00%	2.25%	10.10%	11.47%
2006 (17)	35,506	10.201	20.940	436,463	0.41%	1.00%	2.25%	5.50%	7.46%

76

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series I: (15) (continued)
DWS Capital Growth VIP B
2010	12	$13.987	$14.401	$177	0.54%	1.70%	2.05%	14.00%	14.39%
2009 (16)	13	12.270	12.589	166	1.47%	1.70%	2.05%	23.95%	24.37%
2008	33	9.900	10.122	332	0.67%	1.70%	2.05%	-34.55%	-34.32%
2007	35	15.125	15.413	530	0.29%	1.70%	2.05%	9.91%	10.29%
2006 (17)	56	12.982	13.138	772	0.16%	1.70%	2.05%	6.00%	6.37%
DWS Global Opportunities VIP A (18)
2010	3,382	21.976	21.976	74,320	0.38%	1.40%	1.40%	24.89%	24.89%
2009	3,731	17.596	17.596	65,646	1.61%	1.40%	1.40%	46.16%	46.16%
2008	5,128	12.039	12.039	61,738	0.29%	1.40%	1.40%	-50.66%	-50.66%
2007	7,462	24.400	24.400	182,071	1.28%	1.40%	1.40%	7.81%	7.81%
2006	8,691	18.797	18.797	196,688	1.00%	1.40%	1.40%	20.40%	20.40%
DWS Global Opportunities VIP B (18)
2010	—	21.305	21.934	4	0.08%	1.70%	2.05%	23.85%	24.27%
2009	—	17.202	17.650	3	1.36%	1.70%	2.05%	44.69%	45.19%
2008	—	11.889	12.156	2	N/A	1.70%	2.05%	-51.17%	-51.00%
2007	—	24.345	24.808	7	1.39%	1.70%	2.05%	6.72%	7.09%
2006	1	19.100	19.329	13	0.58%	1.70%	2.05%	19.44%	19.85%
DWS Growth & Income VIP A
2010	3,206	9.338	11.578	30,927	1.61%	1.00%	2.05%	12.10%	13.26%
2009	3,707	8.277	10.223	31,677	1.98%	1.00%	2.05%	31.45%	34.87%
2008	4,829	6.257	7.697	31,155	2.14%	1.00%	2.05%	-39.55%	-38.92%
2007	6,915	10.285	12.602	71,600	1.28%	1.00%	2.05%	-0.69%	0.35%
2006	8,327	9.182	11.162	87,917	0.97%	1.00%	2.05%	11.35%	12.50%
DWS Growth & Income VIP B
2010	8	12.449	12.817	107	1.37%	1.70%	2.05%	11.83%	12.21%
2009	10	11.133	11.422	108	1.80%	1.70%	2.05%	30.95%	31.40%
2008	10	8.501	8.693	83	1.70%	1.70%	2.05%	-39.53%	-39.32%
2007	10	14.059	14.326	138	0.83%	1.70%	2.05%	-1.04%	-0.70%
2006	14	12.798	12.952	208	0.58%	1.70%	2.05%	11.01%	11.39%
DWS Health Care VIP A (19)
2010	2,229	13.882	13.882	30,942	N/A	1.40%	1.40%	6.66%	6.66%
2009	2,578	13.015	13.015	33,548	1.28%	1.40%	1.40%	20.50%	20.50%
2008	3,922	10.801	10.801	42,357	0.35%	1.40%	1.40%	-24.27%	-24.27%
2007	5,172	14.262	14.262	73,767	N/A	1.40%	1.40%	11.63%	11.63%
2006	6,152	12.202	12.202	78,603	N/A	1.40%	1.40%	4.70%	4.70%
DWS Health Care VIP B (19)
2010	1	17.425	17.940	12	N/A	1.70%	2.05%	5.52%	5.88%
2009	1	16.513	16.943	12	1.01%	1.70%	2.05%	19.36%	19.77%
2008	1	13.835	14.147	11	N/A	1.70%	2.05%	-25.04%	-24.78%
2007	1	18.457	18.807	16	N/A	1.70%	2.05%	10.60%	10.98%
2006	3	16.099	16.293	45	N/A	1.70%	2.05%	3.65%	4.01%
DWS International VIP A
2010	4,135	9.967	14.032	42,165	2.09%	1.00%	2.25%	-0.61%	0.62%
2009	4,839	9.945	13.946	49,299	4.23%	1.00%	2.25%	30.58%	32.20%
2008	6,889	7.552	10.550	53,129	1.50%	1.00%	2.25%	-49.36%	-48.73%
2007	10,049	14.789	20.575	151,122	2.56%	1.00%	2.25%	12.05%	13.45%
2006	11,394	10.540	14.578	151,767	1.85%	1.00%	2.25%	22.13%	24.67%

77

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series I: (15) (continued)
DWS International VIP B
2010	5	$12.913	$13.295	$72	1.79%	1.70%	2.05%	-0.70%	-0.36%
2009	6	13.004	13.343	77	3.85%	1.70%	2.05%	30.22%	30.66%
2008	7	9.987	10.211	72	1.02%	1.70%	2.05%	-49.29%	-49.12%
2007	6	19.694	20.068	128	2.15%	1.70%	2.05%	11.95%	12.33%
2006	7	14.311	14.483	129	1.60%	1.70%	2.05%	22.93%	23.35%

DWS Variable Series II: (15)
DWS Balanced VIP (20)
2010	24,052	2.227	12.457	180,808	3.12%	1.00%	2.25%	8.78%	10.12%
2009	27,088	2.027	10.971	184,860	3.73%	1.00%	2.25%	20.72%	22.21%
2008	31,704	1.663	9.388	177,453	4.22%	1.00%	2.25%	-29.10%	-28.05%
2007	38,891	2.317	13.196	303,165	3.37%	1.00%	2.25%	2.32%	3.80%
2006	46,425	2.238	12.852	345,141	2.53%	1.00%	2.25%	7.29%	9.15%
DWS Blue Chip VIP A
2010	5,582	1.479	12.130	58,272	1.44%	1.25%	1.40%	12.20%	12.37%
2009	6,493	1.316	10.811	60,769	1.91%	1.25%	1.40%	32.12%	32.32%
2008	8,657	0.995	8.183	62,370	1.92%	1.25%	1.40%	-39.35%	-39.26%
2007	12,533	1.637	13.491	150,847	1.13%	1.25%	1.40%	2.06%	2.22%
2006	15,304	1.402	11.590	175,423	0.90%	1.25%	1.40%	14.05%	14.22%
DWS Blue Chip VIP B
2010	12	14.166	14.584	167	1.16%	1.70%	2.05%	11.27%	11.65%
2009	13	12.731	13.063	164	1.52%	1.70%	2.05%	30.78%	31.23%
2008	14	9.735	9.954	133	1.44%	1.70%	2.05%	-39.72%	-39.51%
2007	15	16.149	16.455	241	0.77%	1.70%	2.05%	1.07%	1.42%
2006	19	14.155	14.325	313	0.49%	1.70%	2.05%	12.88%	13.27%
DWS Core Fixed Income VIP A (21)
2010	11,343	1.133	12.239	47,896	6.32%	1.00%	2.25%	1.73%	5.46%
2009	12,520	1.088	11.651	51,809	8.71%	1.00%	2.25%	4.73%	6.65%
2008	14,587	1.033	10.968	59,265	8.47%	1.00%	2.25%	-21.32%	-20.13%
2007	20,126	1.309	13.786	99,451	4.26%	1.00%	2.25%	1.65%	3.13%
2006	19,071	1.285	13.420	98,142	3.33%	1.00%	2.25%	1.72%	3.23%
DWS Davis Venture Value VIP
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (22)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	11,803	8.207	9.702	96,901	1.65%	1.40%	2.05%	-41.97%	-41.06%
2007	17,010	13.924	16.662	236,921	0.72%	1.40%	2.05%	2.04%	3.01%
2006	18,456	13.517	16.273	249,555	0.63%	1.40%	2.05%	12.05%	13.26%
DWS Diversified International Equity VIP (23)
2010	13,620	2.108	14.871	59,066	2.16%	1.00%	2.05%	8.70%	9.83%
2009	15,285	1.939	10.455	60,284	5.87%	1.00%	2.05%	26.76%	28.08%
2008	18,966	1.530	10.701	66,546	1.10%	1.00%	2.05%	-50.09%	-49.32%
2007	23,672	3.050	21.368	175,919	2.69%	1.00%	2.05%	13.85%	15.55%
2006	25,826	2.667	18.703	160,747	1.99%	1.00%	2.05%	22.55%	24.32%
DWS Dreman Small Mid Cap Value VIP A (24)
2010	17,119	2.565	23.832	132,028	1.25%	1.00%	2.25%	20.36%	21.85%
2009	19,398	2.127	19.606	124,831	1.82%	1.00%	2.25%	26.85%	28.42%
2008	24,074	1.673	15.305	138,065	1.87%	1.00%	2.25%	-34.89%	-34.08%
2007	32,070	2.565	23.275	324,747	1.05%	1.00%	2.25%	0.78%	2.03%
2006	37,143	2.072	18.514	374,258	0.82%	1.00%	2.25%	21.66%	23.83%

78

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series II: (15) (continued)
DWS Dreman Small Mid Cap Value VIP B (24)
2010	12	$19.938	$22.397	$235	0.88%	1.70%	2.05%	20.20%	20.61%
2009	13	16.587	18.569	214	1.60%	1.70%	2.05%	26.68%	27.12%
2008	14	13.093	14.608	187	1.33%	1.70%	2.05%	-35.01%	-34.79%
2007	15	20.146	22.399	307	0.65%	1.70%	2.05%	0.59%	0.94%
2006	19	16.403	16.600	389	0.38%	1.70%	2.05%	22.10%	22.52%
DWS Global Thematic VIP A (25)
2010	2,422	16.044	16.044	38,862	0.93%	1.40%	1.40%	12.09%	12.09%
2009	2,754	14.314	14.314	39,416	1.49%	1.40%	1.40%	41.84%	41.84%
2008	3,795	10.092	10.092	38,297	1.72%	1.40%	1.40%	-48.48%	-48.48%
2007	5,497	19.587	19.587	107,675	0.66%	1.40%	1.40%	4.82%	4.82%
2006	5,031	14.559	14.559	94,005	0.51%	1.40%	1.40%	28.35%	28.35%
DWS Global Thematic VIP B (25)
2010	2	16.575	17.065	40	0.55%	1.70%	2.05%	10.97%	11.35%
2009	2	14.936	15.325	32	1.36%	1.70%	2.05%	40.36%	40.84%
2008	3	10.642	10.881	29	1.45%	1.70%	2.05%	-48.92%	-48.75%
2007	2	20.835	21.231	35	0.32%	1.70%	2.05%	3.71%	4.06%
2006	3	15.812	16.002	53	0.18%	1.70%	2.05%	27.06%	27.49%
DWS Government & Agency Securities VIP A
2010	12,820	1.564	16.470	87,302	4.70%	1.00%	2.25%	4.27%	5.56%
2009	14,063	1.500	15.665	89,665	5.13%	1.00%	2.25%	3.11%	7.01%
2008	16,804	1.419	14.697	115,382	4.97%	1.00%	2.25%	2.63%	6.98%
2007	17,111	1.383	14.202	100,962	5.02%	1.00%	2.25%	3.61%	4.90%
2006	19,756	1.310	13.232	107,394	3.94%	1.00%	2.25%	1.66%	3.13%
DWS Government & Agency Securities VIP B
2010	17	12.213	12.574	209	4.44%	1.70%	2.05%	4.10%	4.46%
2009	17	11.731	12.037	204	4.73%	1.70%	2.05%	5.53%	5.90%
2008	22	11.116	11.366	246	4.75%	1.70%	2.05%	2.42%	2.77%
2007	21	10.854	11.060	231	4.65%	1.70%	2.05%	3.39%	3.75%
2006	27	10.326	10.450	290	3.67%	1.70%	2.05%	1.66%	2.01%
DWS High Income VIP A
2010	12,443	1.294	16.067	119,022	7.75%	1.00%	2.25%	11.49%	12.87%
2009	14,076	1.161	14.291	117,072	10.56%	1.00%	2.25%	36.91%	44.49%
2008	15,199	0.848	10.352	90,235	11.98%	1.00%	2.25%	-25.61%	-24.69%
2007	18,561	1.140	13.801	150,259	8.52%	1.00%	2.25%	-1.28%	-0.05%
2006	23,350	1.069	14.007	188,042	7.81%	1.00%	2.25%	7.90%	9.38%
DWS High Income VIP B
2010	9	16.667	17.160	144	7.82%	1.70%	2.05%	11.36%	11.74%
2009	10	14.967	15.357	151	11.18%	1.70%	2.05%	36.84%	37.31%
2008	12	10.938	11.184	135	13.03%	1.70%	2.05%	-25.65%	-25.39%
2007	18	14.712	14.991	262	8.52%	1.70%	2.05%	-1.49%	-1.15%
2006	28	13.840	14.006	428	7.26%	1.70%	2.05%	7.91%	8.28%
DWS Janus Growth & Income VIP
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (26)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	8,715	5.801	12.112	50,555	1.26%	1.40%	2.05%	-42.11%	-19.46%
2007	12,233	10.020	15.037	122,577	0.60%	1.40%	2.05%	4.07%	5.11%
2006	14,783	9.532	14.399	140,945	0.64%	1.40%	2.05%	5.82%	6.94%

79

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series II: (15) (continued)
DWS Large Cap Value VIP A
2010	16,958	$2.186	$14.052	$131,093	1.98%	1.00%	2.05%	8.55%	9.67%
2009	19,293	2.014	12.863	139,217	1.59%	1.00%	2.05%	22.85%	24.13%
2008	16,234	1.639	10.404	69,079	2.27%	1.00%	2.05%	-37.68%	-37.03%
2007	19,729	2.630	16.587	137,245	1.77%	1.00%	2.05%	10.86%	12.02%
2006	23,204	2.098	13.061	144,668	1.57%	1.00%	2.05%	13.10%	14.27%
DWS Large Cap Value VIP B
2010	13	12.976	13.360	170	1.67%	1.70%	2.05%	8.31%	8.68%
2009	15	11.980	12.292	178	1.33%	1.70%	2.05%	22.35%	22.77%
2008	7	9.792	10.012	67	1.79%	1.70%	2.05%	-37.92%	-37.71%
2007	7	15.773	16.072	113	1.50%	1.70%	2.05%	10.49%	10.87%
2006	12	12.671	12.823	168	1.10%	1.70%	2.05%	12.66%	13.05%
DWS Mid Cap Growth VIP
2010	1,556	10.812	14.862	16,831	N/A	1.40%	2.05%	25.39%	26.19%
2009	1,661	8.568	11.812	14,235	N/A	1.40%	2.05%	40.80%	41.28%
2008	1,908	6.072	8.361	11,591	N/A	1.40%	2.05%	-51.27%	-50.73%
2007	2,844	12.324	17.097	35,059	N/A	1.40%	2.05%	5.74%	6.86%
2006	3,096	11.534	16.113	35,729	N/A	1.40%	2.05%	8.33%	9.43%
DWS Money Market VIP
2010 (27)	20,485	0.989	19.121	94,048	0.01%	1.00%	2.25%	-2.19%	0.02%
2009 (28)	24,152	1.011	14.254	128,277	0.37%	1.00%	2.25%	-1.87%	0.34%
2008 (29)	37,384	1.030	14.207	219,798	2.70%	1.00%	2.25%	0.37%	2.63%
2007	31,600	1.027	13.842	189,703	4.84%	1.00%	2.25%	2.66%	5.00%
2006 (30)	26,641	1.000	13.183	146,351	5.05%	1.00%	2.25%	2.36%	4.66%
DWS Small Cap Growth VIP
2010	15,250	1.120	13.562	59,138	N/A	1.00%	2.25%	26.59%	28.16%
2009	17,203	0.885	6.980	53,436	N/A	1.00%	2.25%	37.51%	42.72%
2008	19,872	0.643	7.715	47,318	N/A	1.00%	2.25%	-50.62%	-49.87%
2007	24,131	1.303	15.392	122,143	N/A	1.00%	2.25%	3.67%	5.14%
2006	29,292	1.254	14.796	142,349	N/A	1.00%	2.25%	2.16%	4.23%
DWS Strategic Income VIP
2010	2,785	1.871	17.675	44,961	6.51%	1.25%	2.05%	7.84%	8.69%
2009	2,943	1.721	16.286	44,203	5.14%	1.25%	2.05%	21.04%	21.22%
2008	3,747	1.420	13.455	46,678	7.20%	1.25%	2.05%	-9.02%	-8.36%
2007	4,690	1.558	14.790	64,242	5.82%	1.25%	2.05%	2.95%	4.13%
2006	3,932	1.497	14.225	51,496	4.15%	1.25%	2.05%	6.57%	7.64%
DWS Strategic Value VIP A (31)
2010	11,961	12.166	12.366	147,899	1.93%	1.40%	1.40%	10.97%	10.97%
2009	14,300	10.963	11.143	159,343	4.39%	1.40%	1.40%	21.57%	23.57%
2008	21,217	9.018	9.018	191,335	3.40%	1.40%	1.40%	-46.73%	-45.85%
2007	31,308	16.655	16.929	530,007	1.53%	1.40%	1.40%	-3.23%	-3.23%
2006 (32)	37,105	14.697	14.938	649,052	1.85%	1.40%	1.40%	17.10%	17.10%
DWS Strategic Value VIP B (31)
2010	13	11.304	11.638	153	1.70%	1.70%	2.05%	9.88%	10.26%
2009	16	10.287	10.555	171	4.23%	1.70%	2.05%	22.43%	22.85%
2008	20	8.403	8.592	166	2.78%	1.70%	2.05%	-47.25%	-47.06%
2007	31	15.928	16.230	505	0.61%	1.70%	2.05%	-4.16%	-3.83%
2006 (32)	45	14.347	14.519	760	1.38%	1.70%	2.05%	15.84%	16.24%

80

ZALICO Variable Annuity Separate Account of
Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
DWS Variable Series II: (15) (continued)
DWS Technology VIP A (33)
2010	7,781	$0.892	$9.439	$46,275	0.04%	1.00%	2.25%	16.05%	17.49%
2009	9,257	0.768	8.066	47,418	N/A	1.00%	2.25%	56.89%	58.83%
2008	10,288	0.490	5.099	37,004	N/A	1.00%	2.25%	-47.41%	-46.75%
2007	13,857	0.931	9.614	100,765	N/A	1.00%	2.25%	11.77%	13.16%
2006	16,509	0.846	13.658	110,626	N/A	1.00%	2.25%	-2.22%	-0.24%
DWS Technology VIP B (33)
2010	1	13.993	14.407	16	N/A	1.70%	2.05%	15.59%	15.99%
2009	2	12.106	12.421	25	N/A	1.70%	2.05%	56.72%	57.26%
2008	2	7.725	7.898	15	N/A	1.70%	2.05%	-47.52%	-47.34%
2007	2	14.719	14.998	30	N/A	1.70%	2.05%	11.54%	11.92%
2006	4	13.408	13.569	51	N/A	1.70%	2.05%	-1.58%	-1.24%
DWS Turner Mid Cap Growth VIP
2010	3,491	12.611	19.145	44,025	0.01%	1.40%	2.05%	26.42%	27.22%
2009	3,819	9.913	15.092	37,859	N/A	1.40%	2.05%	-34.89%	47.59%
2008	5,867	10.001	15.224	39,314	N/A	1.40%	2.05%	-51.54%	13.16%
2007	7,913	13.453	21.029	106,465	N/A	1.40%	2.05%	22.60%	24.01%
2006	8,700	10.849	17.093	94,399	N/A	1.40%	2.05%	4.08%	5.05%

DWS Investments VIT Funds: (15)
DWS Equity 500 Index VIP A
2010	7,268	10.515	10.515	76,428	1.86%	1.40%	1.40%	13.12%	13.12%
2009	8,078	9.296	9.296	75,091	2.68%	1.40%	1.40%	24.58%	24.58%
2008	10,627	7.462	7.462	79,299	2.73%	1.40%	1.40%	-38.02%	-38.02%
2007	15,244	12.039	12.039	183,529	1.54%	1.40%	1.40%	3.83%	3.83%
2006	17,689	10.177	10.177	205,018	1.14%	1.40%	1.40%	13.93%	13.93%
DWS Equity 500 Index VIP B2
2010	2	9.968	10.151	18	1.54%	1.70%	2.05%	12.00%	12.38%
2009	2	8.900	9.032	19	2.33%	1.70%	2.05%	23.26%	23.69%
2008	2	7.220	7.302	15	1.33%	1.70%	2.05%	-38.62%	-38.41%
2007	5	11.763	11.856	63	1.46%	1.70%	2.05%	2.73%	3.09%
2006	3	10.143	10.153	115	0.92%	1.70%	2.05%	12.90%	13.28%
DWS RREEF Real Estate Securities VIP (34)
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008 (35)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	2	19.118	19.427	33	N/A	1.70%	2.05%	-18.03%	-17.74%
2006	2	23.323	23.618	47	N/A	1.70%	2.05%	34.38%	34.84%

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager
2010	172	28.631	32.019	5,278	1.58%	1.00%	2.05%	11.97%	13.13%
2009	202	25.570	28.301	5,486	2.27%	1.00%	2.05%	26.52%	27.83%
2008	235	20.210	22.139	5,016	2.68%	1.00%	2.05%	-30.15%	-29.42%
2007	265	28.935	31.370	8,022	6.03%	1.00%	2.05%	13.17%	14.35%
2006	311	25.567	27.432	8,293	2.84%	1.00%	2.05%	5.17%	6.26%

81

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Fidelity Variable Insurance Products Fund: (continued)
Fidelity VIP Contrafund
2010	1,688	$30.749	$44.415	$70,698	1.14%	1.00%	2.25%	14.64%	16.06%
2009	1,969	26.822	38.270	71,263	1.33%	1.00%	2.25%	32.72%	34.37%
2008	2,168	20.209	28.482	58,200	0.96%	1.00%	2.25%	-43.78%	-43.08%
2007	2,513	35.948	50.042	119,129	0.96%	1.00%	2.25%	14.99%	16.42%
2006	2,788	28.610	38.859	113,977	1.29%	1.00%	2.25%	9.27%	10.61%
Fidelity VIP Contrafund 2
2010	1	16.603	17.094	17	0.99%	1.70%	2.05%	14.58%	14.97%
2009	1	14.490	14.867	15	1.14%	1.70%	2.05%	32.75%	33.20%
2008	1	10.916	11.161	11	0.83%	1.70%	2.05%	-43.84%	-43.65%
2007	1	19.438	19.808	20	0.04%	1.70%	2.05%	14.93%	15.33%
2006	2	15.559	15.746	35	0.98%	1.70%	2.05%	8.70%	9.07%
Fidelity VIP Equity Income
2010	776	24.667	38.183	27,267	1.69%	1.00%	2.25%	12.62%	14.01%
2009	902	21.903	33.491	27,892	2.09%	1.00%	2.25%	27.34%	28.92%
2008	1,075	17.200	25.978	25,783	2.30%	1.00%	2.25%	-43.92%	-43.22%
2007	1,365	30.671	45.755	57,697	1.93%	1.00%	2.25%	-0.72%	0.52%
2006	1,547	26.278	38.249	65,408	3.26%	1.00%	2.25%	17.56%	19.01%
Fidelity VIP Equity Income 2
2010	—	12.560	12.932	6	1.59%	1.70%	2.05%	12.61%	13.00%
2009	—	11.154	11.444	5	2.03%	1.70%	2.05%	27.27%	27.71%
2008	—	8.764	8.961	4	2.43%	1.70%	2.05%	-43.96%	-43.77%
2007	—	15.639	15.936	7	0.04%	1.70%	2.05%	-0.77%	-0.43%
2006	—	13.470	13.631	7	2.92%	1.70%	2.05%	17.01%	17.41%
Fidelity VIP Growth
2010	498	12.727	54.150	25,168	0.25%	1.00%	2.25%	21.38%	22.94%
2009	612	10.486	44.044	25,279	0.42%	1.00%	2.25%	25.39%	27.02%
2008	670	8.362	34.676	21,552	0.81%	1.00%	2.25%	-48.37%	-47.69%
2007	768	16.196	66.292	47,306	0.81%	1.00%	2.25%	24.10%	25.70%
2006	845	13.051	52.737	42,027	0.40%	1.00%	2.25%	3.81%	5.79%
Fidelity VIP Index 500
2010	392	146.024	163.306	59,068	1.82%	1.00%	2.05%	12.71%	13.88%
2009	450	129.552	143.395	59,134	2.38%	1.00%	2.05%	24.06%	25.35%
2008	509	104.425	114.393	53,466	2.10%	1.00%	2.05%	-38.27%	-37.62%
2007	590	169.154	183.390	101,561	3.70%	1.00%	2.05%	3.31%	4.39%
2006	812	134.054	153.315	122,752	1.73%	1.00%	2.25%	12.90%	14.59%
Fidelity VIP Index 500 SC
2010	26	13.140	145.457	3,699	1.51%	1.25%	2.25%	12.21%	13.31%
2009	31	11.688	128.367	4,196	1.95%	1.25%	2.25%	23.52%	24.74%
2008	35	9.444	102.906	3,877	1.67%	1.25%	2.25%	-38.54%	-37.94%
2007	44	15.336	165.805	7,091	1.81%	1.25%	2.25%	2.85%	3.88%
2006	—	13.220	13.379	10,253	1.47%	1.25%	2.25%	12.57%	12.95%

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities
2010	443	13.986	15.370	6,633	1.60%	1.00%	2.25%	17.99%	19.45%
2009	460	11.854	12.867	5,792	1.38%	1.00%	2.25%	14.76%	16.18%
2008	520	10.329	11.075	5,650	1.85%	1.00%	2.25%	-28.71%	-27.82%
2007	701	14.488	15.344	10,599	2.55%	1.00%	2.25%	-4.84%	-3.66%
2006	860	14.011	15.927	13,524	0.98%	1.00%	2.25%	14.07%	15.97%

82

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				NetAssets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Franklin Templeton Variable Insurance Products Trust: (continued)
Franklin Small Cap Value Securities
2010	311	$19.172	$21.069	$6,367	0.76%	1.00%	2.25%	25.40%	26.95%
2009	290	15.288	16.596	4,701	1.55%	1.00%	2.25%	26.31%	27.88%
2008	340	12.103	12.978	4,322	1.32%	1.00%	2.25%	-34.49%	-33.68%
2007	328	18.477	19.569	6,313	0.70%	1.00%	2.25%	-4.54%	-3.35%
2006	310	17.293	20.248	6,211	0.65%	1.00%	2.25%	14.02%	15.83%
Franklin Strategic Income Securities
2010	700	14.656	16.106	10,961	4.82%	1.00%	2.25%	8.47%	9.82%
2009	700	13.511	14.666	10,026	7.55%	1.00%	2.25%	22.98%	24.50%
2008	602	10.986	11.780	6,957	8.65%	1.00%	2.25%	-13.19%	-12.12%
2007	735	12.655	13.404	9,688	5.19%	1.00%	2.25%	3.57%	4.86%
2006	604	12.219	12.783	7,642	2.53%	1.00%	2.25%	5.87%	7.18%
Franklin U.S. Government
2010	352	11.669	12.824	4,403	3.47%	1.00%	2.25%	2.97%	4.24%
2009	388	11.333	12.302	4,672	4.33%	1.00%	2.25%	0.83%	2.07%
2008	387	11.240	12.052	4,573	4.72%	1.00%	2.25%	5.22%	6.52%
2007	263	10.682	11.314	2,921	4.88%	1.00%	2.25%	4.25%	5.55%
2006	206	10.247	10.719	2,166	4.20%	1.00%	2.25%	1.73%	2.99%
Franklin Zero Coupon 2010
2010 (36)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	620	10.950	11.886	7,210	4.29%	1.00%	2.25%	-2.05%	-0.84%
2008	827	11.179	11.987	9,721	4.50%	1.00%	2.25%	4.87%	6.17%
2007	900	10.660	11.290	10,008	6.11%	1.00%	2.25%	6.01%	7.33%
2006	1,810	10.056	10.596	18,802	3.83%	1.00%	2.25%	0.15%	1.38%
Mutual Global Discovery Securities (37)
2010	1,070	19.656	21.601	22,546	1.23%	1.00%	2.25%	9.50%	10.85%
2009	1,169	17.951	19.486	22,304	1.14%	1.00%	2.25%	20.60%	22.09%
2008	1,274	14.885	15.960	19,958	2.24%	1.00%	2.25%	-30.03%	-29.16%
2007	1,448	21.273	22.531	32,125	1.50%	1.00%	2.25%	9.37%	10.74%
2006	1,356	18.158	20.347	27,250	1.04%	1.00%	2.25%	20.26%	21.84%
Mutual Shares Securities
2010	467	13.719	15.076	6,847	1.47%	1.00%	2.25%	8.75%	10.09%
2009	496	12.615	13.694	6,635	1.84%	1.00%	2.25%	23.27%	24.80%
2008	556	10.233	10.973	5,983	3.24%	1.00%	2.25%	-38.50%	-37.73%
2007	526	16.638	17.622	9,125	1.54%	1.00%	2.25%	1.19%	2.45%
2006	434	15.558	17.200	7,374	1.23%	1.00%	2.25%	15.62%	17.21%
Templeton Developing Markets Securities
2010	262	30.049	34.068	8,701	1.51%	1.00%	2.25%	15.00%	16.42%
2009	277	25.913	29.262	7,920	3.73%	1.00%	2.25%	68.80%	70.88%
2008	266	15.224	17.124	4,477	2.71%	1.00%	2.25%	-53.75%	-53.17%
2007	374	32.643	36.570	13,472	2.36%	1.00%	2.25%	25.94%	27.50%
2006	427	23.841	28.682	12,078	1.22%	1.00%	2.25%	25.28%	26.82%

ING Global Resources Trust:
ING Global Resources Trust
2010	798	13.131	13.681	10,788	0.87%	1.00%	2.05%	19.20%	20.44%
2009	878	11.015	11.359	9,881	0.30%	1.00%	2.05%	34.75%	36.15%
2008	1,023	8.175	8.343	8,489	1.90%	1.00%	2.05%	-42.19%	-41.59%
2007 (38)	1,265	14.140	14.283	18,012	0.02%	1.00%	2.05%	37.98%	39.36%
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

83

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
ING Investors Trust:
ING JPMorgan Emerging Markets Equity
2010	410	$25.353	$26.722	$10,800	0.70%	1.00%	2.05%	18.21%	19.44%
2009	472	21.448	22.373	10,426	1.54%	1.00%	2.05%	68.56%	70.31%
2008	482	12.724	13.136	6,274	2.68%	1.00%	2.05%	-52.14%	-51.64%
2007	583	26.584	27.162	15,741	1.15%	1.00%	2.05%	36.00%	37.43%
2006	621	19.546	19.765	12,228	0.62%	1.00%	2.05%	33.45%	34.84%

ING VP Natural Resources Trust:
ING VP Natural Resources Trust
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007 (39)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	485	29.293	31.521	14,768	N/A	1.00%	2.05%	19.29%	20.53%

Invesco Variable Insurance Funds (40)
Invesco V.I. Financial Services Fund (41)
2010	143	6.180	6.792	945	0.11%	1.00%	2.25%	7.89%	9.22%
2009	119	5.728	6.219	724	2.62%	1.00%	2.25%	24.62%	26.17%
2008	167	4.596	4.929	805	4.84%	1.00%	2.25%	-60.34%	-59.85%
2007	67	11.590	12.134	807	2.08%	1.00%	2.25%	-23.94%	-23.18%
2006	52	14.088	15.940	825	1.59%	1.00%	2.25%	13.81%	15.29%
Invesco V.I. Global Health Care (42)
2010	111	13.241	14.552	1,575	N/A	1.00%	2.25%	2.98%	4.25%
2009	124	12.858	13.958	1,686	0.29%	1.00%	2.25%	24.87%	26.41%
2008	163	10.298	11.042	1,765	N/A	1.00%	2.25%	-30.19%	-29.33%
2007	173	14.752	15.445	2,654	N/A	1.00%	2.25%	9.38%	10.47%
2006	187	12.962	14.109	2,607	N/A	1.00%	2.25%	2.52%	4.20%
Invesco V.I. Global Real Estate (43)
2010	317	20.014	21.995	6,790	4.76%	1.00%	2.25%	14.93%	16.35%
2009	365	17.414	18.904	6,739	N/A	1.00%	2.25%	28.63%	30.22%
2008	415	13.538	14.516	5,908	5.16%	1.00%	2.25%	-45.87%	-45.20%
2007	566	25.009	26.487	14,760	5.10%	1.00%	2.25%	-7.63%	-6.48%
2006	767	24.220	28.323	21,471	1.24%	1.00%	2.25%	39.47%	41.19%
Invesco V.I. Utilities (44)
2010	1,823	10.135	19.759	19,943	3.44%	1.00%	2.25%	3.96%	5.25%
2009	2,111	9.667	18.774	22,175	3.92%	1.00%	2.25%	12.40%	13.79%
2008	3,062	8.529	16.499	28,176	2.47%	1.00%	2.25%	-33.85%	-33.03%
2007	4,322	12.786	24.634	58,941	1.98%	1.00%	2.25%	17.98%	19.44%
2006	4,299	10.748	20.624	48,524	3.41%	1.00%	2.25%	22.71%	24.22%

Janus Aspen Series:
Janus Aspen Balanced
2010	1,801	15.388	44.563	76,092	2.75%	1.00%	2.25%	5.95%	7.31%
2009	2,023	14.524	41.526	79,877	2.89%	1.00%	2.25%	23.06%	24.64%
2008	2,288	11.802	33.317	72,750	2.69%	1.00%	2.25%	-17.75%	-16.67%
2007	2,598	14.349	39.983	99,395	2.50%	1.00%	2.25%	8.06%	9.44%
2006	3,026	13.278	36.536	106,171	2.11%	1.00%	2.25%	7.87%	9.63%

84

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Janus Aspen Series: (continued)
Janus Aspen Enterprise Institutional (45)
2010	1,178	$20.605	$42.093	$47,048	0.06%	1.00%	2.25%	23.00%	24.60%
2009	1,330	16.752	33.782	42,818	N/A	1.00%	2.25%	41.54%	43.39%
2008	1,473	11.835	23.559	33,159	0.26%	1.00%	2.25%	-44.99%	-44.28%
2007	1,702	21.514	42.281	68,855	0.22%	1.00%	2.25%	19.28%	20.83%
2006	1,697	18.036	34.994	57,352	N/A	1.00%	2.25%	10.56%	12.49%
Janus Aspen Forty (46)
2010	91	13.227	13.227	1,206	0.34%	1.40%	1.40%	5.28%	5.28%
2009	95	12.564	12.564	1,197	N/A	1.40%	1.40%	44.31%	44.31%
2008	104	8.706	8.706	905	0.15%	1.40%	1.40%	-44.93%	-44.93%
2007	111	15.808	15.808	1,753	0.35%	1.40%	1.40%	35.09%	35.09%
2006	140	11.702	11.702	1,643	0.36%	1.40%	1.40%	7.84%	7.84%
Janus Aspen Janus Institutional (47)
2010	1,086	13.244	27.360	28,349	1.04%	1.00%	2.25%	11.96%	13.38%
2009	1,242	11.829	24.130	28,678	0.51%	1.00%	2.25%	33.28%	35.00%
2008	1,377	8.875	17.874	23,602	0.74%	1.00%	2.25%	-41.08%	-40.32%
2007	1,560	15.063	29.949	44,950	0.71%	1.00%	2.25%	12.48%	13.95%
2006	1,822	13.392	26.283	46,182	0.46%	1.00%	2.25%	8.11%	10.28%
Janus Aspen Perkins Mid Cap Value
2010	235	20.118	22.108	5,063	0.49%	1.00%	2.25%	12.83%	14.22%
2009	257	17.831	19.356	4,864	0.34%	1.00%	2.25%	29.99%	31.60%
2008	281	13.716	14.707	4,052	0.42%	1.00%	2.25%	-29.49%	-28.61%
2007	298	19.452	20.602	6,052	1.24%	1.00%	2.25%	4.80%	6.11%
2006	632	16.407	19.416	12,115	3.91%	1.00%	2.25%	12.31%	13.93%
Janus Aspen Perkins Small Company Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (48)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	422	10.703	11.476	4,727	N/A	1.00%	2.25%	-37.33%	-36.55%
2007	547	17.078	18.088	9,704	0.92%	1.00%	2.25%	-8.19%	-7.05%
2006	360	15.736	19.459	6,899	N/A	1.00%	2.25%	18.84%	20.67%
Janus Aspen Worldwide Institutional (49)
2010	1,486	27.179	33.789	47,842	0.59%	1.00%	2.25%	13.29%	14.69%
2009	1,670	23.991	29.461	46,977	1.36%	1.00%	2.25%	34.67%	36.34%
2008	1,848	17.815	21.609	38,235	1.20%	1.00%	2.25%	-45.88%	-45.21%
2007	2,097	32.919	39.441	79,571	0.79%	1.00%	2.25%	7.20%	8.54%
2006	2,446	25.562	31.049	85,789	1.66%	1.00%	2.25%	15.61%	17.04%
Janus Aspen Worldwide Service (49)
2010	—	11.786	12.134	—	0.78%	1.70%	2.05%	13.20%	13.59%
2009	—	10.412	10.683	1	1.24%	1.70%	2.05%	34.64%	35.11%
2008	—	7.733	7.907	1	1.05%	1.70%	2.05%	-45.92%	-45.73%
2007	—	14.298	14.570	1	0.67%	1.70%	2.05%	7.15%	7.53%
2006	2	11.613	11.752	21	1.59%	1.70%	2.05%	14.91%	15.30%

JPMorgan Insurance Trust: (50)
JPMorgan Insurance Trust Balanced (51)
2010 (52)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	6	10.645	11.296	64	2.30%	1.25%	2.25%	21.72%	22.92%
2008	2	8.746	9.190	23	7.23%	1.25%	2.25%	-25.98%	-25.24%
2007	5	11.815	12.293	60	1.74%	1.25%	2.25%	3.79%	4.82%
2006	5	11.384	11.728	55	6.59%	1.25%	2.25%	8.46%	9.61%

85

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				NetAssets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust: (50) (continued)
JPMorgan Insurance Trust Core Bond (53)
2010	131	$11.209	$12.687	$1,683	3.53%	1.25%	2.25%	-3.40%	7.41%
2009 (54)	120	11.433	12.133	1,436	1.08%	1.25%	2.25%	7.23%	8.29%
2008	4	10.662	11.203	48	2.47%	1.25%	2.25%	-0.92%	0.06%
2007	3	10.761	11.197	33	4.65%	1.25%	2.25%	3.95%	4.99%
2006	—	10.352	10.665	10	N/A	1.25%	2.25%	1.85%	2.85%
JPMorgan Insurance Trust Equity Index (55)
2010	30	11.086	12.089	350	0.90%	1.00%	2.25%	11.89%	13.28%
2009	12	9.908	10.672	122	2.61%	1.00%	2.25%	23.66%	25.19%
2008	22	8.013	8.525	185	1.73%	1.00%	2.25%	-38.59%	-37.83%
2007	12	13.048	13.712	162	1.41%	1.00%	2.25%	2.77%	4.05%
2006	9	12.696	13.179	121	0.98%	1.00%	2.25%	12.48%	14.28%
JPMorgan Insurance Trust Government Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (56)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	53	11.760	12.357	648	5.67%	1.25%	2.25%	7.61%	8.67%
2007	15	10.929	11.371	163	5.42%	1.25%	2.25%	5.11%	6.16%
2006	13	10.397	10.712	132	9.00%	1.25%	2.25%	1.20%	2.20%
JPMorgan Insurance Trust International Equity
2010	574	16.728	18.383	10,247	0.24%	1.00%	2.25%	4.80%	6.10%
2009 (57)	689	15.961	17.327	11,633	2.87%	1.00%	2.25%	38.53%	39.71%
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Growth (58)
2010	—	10.852	11.629	2	1.69%	1.25%	2.25%	13.55%	14.67%
2009	2	9.557	10.142	17	N/A	1.25%	2.25%	31.36%	32.66%
2008	2	7.275	7.645	12	N/A	1.25%	2.25%	-40.56%	-39.97%
2007	—	12.239	12.735	—	N/A	1.25%	2.25%	9.08%	10.16%
2006	—	11.220	11.560	—	N/A	1.25%	2.25%	2.60%	4.08%
JPMorgan Insurance Trust Intrepid Mid Cap (59)
2010	230	13.516	14.738	3,319	1.29%	1.00%	2.25%	16.90%	18.34%
2009	258	11.562	12.454	3,157	1.47%	1.00%	2.25%	32.68%	34.32%
2008	296	8.715	9.272	2,705	0.59%	1.00%	2.25%	-40.17%	-39.42%
2007	339	14.564	15.306	5,123	0.65%	1.00%	2.25%	0.59%	1.84%
2006	361	14.479	15.029	5,375	0.54%	1.00%	2.25%	11.21%	12.99%
JPMorgan Insurance Trust Mid Cap Growth (60)
2010	66	14.267	15.557	997	N/A	1.00%	2.25%	22.87%	24.39%
2009	64	11.611	12.507	781	N/A	1.00%	2.25%	39.89%	41.62%
2008	79	8.300	8.831	683	N/A	1.00%	2.25%	-45.03%	-44.34%
2007	83	15.098	15.867	1,301	N/A	1.00%	2.25%	14.65%	16.07%
2006	67	13.169	13.670	904	N/A	1.00%	2.25%	8.60%	10.29%
JPMorgan Insurance Trust Mid Cap Value (61)
2010	560	13.176	14.367	7,869	1.20%	1.00%	2.25%	20.74%	22.23%
2009	671	10.912	11.754	7,731	0.40%	1.00%	2.25%	25.08%	26.63%
2008	76	8.724	9.282	693	1.51%	1.00%	2.25%	-36.91%	-36.12%
2007	99	13.828	14.532	1,425	2.10%	1.00%	2.25%	-1.32%	-0.09%
2006	132	14.012	14.544	1,913	0.80%	1.00%	2.25%	13.88%	15.57%

86

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust: (50) (continued)
JPMorgan Insurance Trust Small Cap Core
2010	250	$16.040	$20.009	$4,797	N/A	1.00%	2.25%	24.33%	25.87%
2009 (62)	295	12.876	15.897	4,505	0.44%	1.00%	2.25%	27.16%	30.78%
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust U.S. Equity (63)
2010	34	12.151	13.250	439	1.18%	1.00%	2.25%	11.08%	12.45%
2009	42	10.939	11.783	481	N/A	1.00%	2.25%	30.74%	32.36%
2008	54	8.367	8.902	471	N/A	1.00%	2.25%	-36.24%	-35.45%
2007	89	13.122	13.790	1,217	1.35%	1.00%	2.25%	8.01%	9.35%
2006	176	12.149	12.611	2,200	0.67%	1.00%	2.25%	13.37%	15.00%

JPMorgan Series Trust II:
JPMorgan International Equity
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (64)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	852	12.097	12.971	10,816	1.82%	1.00%	2.25%	-42.65%	-41.93%
2007	1,152	21.092	22.339	25,246	1.24%	1.00%	2.25%	6.91%	8.24%
2006	1,780	17.848	20.638	36,195	1.04%	1.00%	2.25%	18.81%	20.83%
JPMorgan Mid Cap Value
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (65)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	538	11.581	12.418	6,565	1.11%	1.00%	2.25%	-34.68%	-33.87%
2007	700	17.731	18.779	12,949	0.97%	1.00%	2.25%	0.19%	1.43%
2006	717	16.236	18.513	13,127	0.68%	1.00%	2.25%	13.96%	15.69%
JPMorgan Small Company
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009 (66)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	367	10.720	13.098	4,615	0.19%	1.00%	2.25%	-33.49%	-32.66%
2007	421	16.085	19.451	7,925	0.01%	1.00%	2.25%	-7.76%	-6.61%
2006	515	17.403	20.827	10,415	N/A	1.00%	2.25%	11.78%	13.87%

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2010	181	12.280	13.496	2,383	N/A	1.00%	2.25%	6.74%	8.06%
2009	246	11.504	12.489	2,999	N/A	1.00%	2.25%	40.98%	42.72%
2008	246	8.160	8.750	2,116	N/A	1.00%	2.25%	-46.86%	-46.20%
2007	271	15.356	16.264	4,339	N/A	1.00%	2.25%	11.34%	12.73%
2006	311	12.654	14.428	4,428	0.18%	1.00%	2.25%	4.91%	6.62%
Oppenheimer Global Securities
2010	1,298	19.553	21.487	27,103	1.23%	1.00%	2.25%	13.16%	14.56%
2009	1,554	17.279	18.757	28,429	1.86%	1.00%	2.25%	36.29%	37.97%
2008	1,798	12.678	13.594	23,933	1.34%	1.00%	2.25%	-41.65%	-40.92%
2007	2,170	21.727	23.011	49,069	1.05%	1.00%	2.25%	3.73%	5.03%
2006	1,792	18.166	21.910	38,746	0.83%	1.00%	2.25%	14.42%	16.20%

87

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company

Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Oppenheimer Variable Account Funds: (continued)
Oppenheimer Global Strategic Income VA Service (67)
2010	674	$13.961	$15.342	$10,061	7.87%	1.00%	2.25%	12.25%	13.64%
2009	655	12.437	13.501	8,645	0.25%	1.00%	2.25%	15.80%	17.24%
2008	790	10.740	11.516	8,917	6.25%	1.00%	2.25%	-16.37%	-15.33%
2007	699	12.842	13.602	9,350	3.10%	1.00%	2.25%	7.13%	8.46%
2006	614	11.988	12.540	7,604	6.02%	1.00%	2.25%	4.88%	6.17%
Oppenheimer High Income
2010	196	3.507	3.855	736	6.73%	1.00%	2.25%	11.92%	13.31%
2009	269	3.134	3.402	889	N/A	1.00%	2.25%	23.18%	24.70%
2008	168	2.544	2.728	449	8.90%	1.00%	2.25%	-79.05%	-78.79%
2007	231	12.141	12.859	2,923	7.04%	1.00%	2.25%	-2.67%	-1.46%
2006	211	12.474	13.049	2,732	6.43%	1.00%	2.25%	6.83%	8.15%
Oppenheimer Main Street
2010	413	12.922	14.201	5,703	0.88%	1.00%	2.25%	13.28%	14.68%
2009	489	11.408	12.383	5,909	1.60%	1.00%	2.25%	25.18%	26.73%
2008	621	9.113	9.772	5,935	1.31%	1.00%	2.25%	-39.98%	-39.23%
2007	795	15.183	16.081	12,555	1.02%	1.00%	2.25%	1.85%	3.11%
2006	1,231	14.027	15.595	18,921	0.94%	1.00%	2.25%	11.94%	13.63%
Oppenheimer Main Street Small Cap
2010	401	18.018	19.801	7,723	0.41%	1.00%	2.25%	20.35%	21.84%
2009	467	14.971	16.252	7,401	0.64%	1.00%	2.25%	33.87%	35.53%
2008	545	11.183	11.992	6,392	0.28%	1.00%	2.25%	-39.37%	-38.62%
2007	728	18.446	19.536	13,975	0.15%	1.00%	2.25%	-3.57%	-2.37%
2006	619	16.294	20.011	12,222	0.02%	1.00%	2.25%	11.57%	13.53%
Oppenheimer Small MidCap Growth (68)
2010	50	12.712	13.970	686	N/A	1.00%	2.25%	24.37%	25.90%
2009	49	10.221	11.096	533	N/A	1.00%	2.25%	29.35%	30.95%
2008	45	7.902	8.473	371	N/A	1.00%	2.25%	-50.33%	-49.72%
2007	52	15.910	16.850	859	N/A	1.00%	2.25%	3.69%	4.98%
2006	63	13.225	16.051	993	N/A	1.00%	2.25%	-0.06%	1.69%

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond
2010	8	15.587	15.587	125	1.85%	1.40%	1.40%	6.99%	6.99%
2009	8	14.569	14.569	124	3.20%	1.40%	1.40%	14.00%	14.00%
2008	10	12.779	12.779	126	3.51%	1.40%	1.40%	-3.75%	-3.75%
2007	12	13.277	13.277	159	2.93%	1.40%	1.40%	2.19%	2.19%
2006	14	12.992	12.992	182	3.16%	1.40%	1.40%	0.78%	0.78%
PIMCO Low Duration
2010	9	14.990	14.990	138	1.58%	1.40%	1.40%	3.84%	3.84%
2009	10	14.437	14.437	140	3.80%	1.40%	1.40%	11.76%	11.76%
2008	9	12.918	12.918	123	4.41%	1.40%	1.40%	-1.80%	-1.80%
2007	11	13.154	13.154	149	4.91%	1.40%	1.40%	5.87%	5.87%
2006	10	12.425	12.425	136	4.38%	1.40%	1.40%	2.54%	2.54%

(1)	Net Assets equals Contract Owners’ Equity.

(2)	This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

88

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)
(3) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.
(4) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio.
(5) Effective September 23, 2009, name was changed from Alger American Funds to Alger Portfolios.
(6) Effective September 23, 2009, name was changed from Alger American Balanced Subaccount.
(7) For the period (cessation of operations): January 1, 2010 to November 23, 2010 — Alger Balanced S Class. Subaccount merged with DWS Money Market VIP Subaccount.
(8) Effective September 23, 2009, name was changed from Alger American Capital Appreciation Subaccount to Alger Capital Appreciation Subaccount. Previous to this date, effective May 1, 2008, name was changed from Alger American Leveraged AllCap Subaccount.
(9) Effective September 23, 2009, name was changed from Alger American Large Cap Growth Subaccount to Alger Large Cap Growth Subaccount. Previous to this date, effective May 1, 2008, name was changed from Alger American Growth Subaccount.
(10) Effective September 23, 2009, name was changed from Alger American Mid Cap Growth Subaccount.
(11) Effective September 23, 2009, name was changed from Alger American Small Cap Growth Subaccount to Alger Small Cap Growth Subaccount. Previous to this date, effective May 1, 2008, name was changed from Alger American Small Capitalization Subaccount.
(12) Effective December 11, 2009, Credit Suisse Trust International Equity Flex II merged with Credit Suisse Trust International Equity Flex III. Previous to this date effective May 1, 2009, name was changed from Credit Suisse Trust Global Small Cap Subaccount to Credit Suisse Trust International Equity Flex II Subaccount.
(13) Effective December 11, 2009, Credit Suisse Trust International Equity Flex III merged with Credit Suisse Trust International Equity Flex II. Previous to this date, effective May 1, 2009, name was changed from Credit Suisse Trust Emerging Markets Subaccount.
(14) For the period (cessation of operations): January 2, 2007 to April 30, 2007- Dreyfus VIF Small Company Stock. Subaccount merged with DWS Money Market VIP Subaccount.
(15) Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder, and the Scudder Funds have been renamed DWS funds.
(16) Effective April 27, 2009, DWS Capital Growth VIP Subaccount acquired DWS Janus Growth Income VIP Subaccount.
(17) Effective December 8, 2006, DWS Capital Growth VIP Subaccount acquired DWS Janus Growth Opportunities VIP, DWS Legg Mason Aggressive Growth VIP and DWS Oak Strategic Equity VIP Subaccounts.
(18) Effective February 6, 2006, name was changed from Scudder Global Discovery Subaccount.
(19) Effective February 6, 2006, name was changed from Scudder Health Sciences Subaccount.
(20) Effective February 6, 2006, name was changed from Scudder Total Return Subaccount.
(21) Effective February 6, 2006, name was changed from Scudder Fixed Income Subaccount.
(22) For the period (cessation of operations): January 1, 2009 to April 27, 2009- DWS Davis Venture Value VIP Subaccount . Subaccount merged with DWSII Large Cap Value VIP Subaccount.
(23) Effective May 1, 2009, name was changed from DWS International Select Equity VIP Subaccount.
(24) Effective November 3, 2006, name was changed from DWS Dreman Small Cap Value Subaccount.

89

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)
(25) Effective February 6, 2006, name was changed from Scudder Global Blue Chip Subaccount.
(26) For the period (cessation of operations): January 1, 2009 to April 27, 2009- DWS Janus Growth & Income VIP Subaccount. Subaccount merged with DWS Capital Growth VIP Subaccount.
(27) Effective December 17, 2010, DWS Money Market VIP Subaccount acquired Franklin Zero Coupon 2010 Subaccount. Previous to this date, effective November 23, 2010 DWS Money Market VIP Subaccount acquired Alger Balanced Portfolio Class S Subaccount. Previous to this date, effective April 23, 2010, DWS Money Market VIP Subaccount acquired JPMorgan Insurance Trust Balanced Portfolio Subaccount.
(28) Effective May 1, 2009, DWS Money Market VIP Subaccount acquired DWS Janus Aspen Small Company Value Subaccount.
(29) Effective April 25, 2008, DWS Money Market VIP Subaccount acquired DWS RREEF Real Estate Securities VIP Subaccount.
(30) Effective November 3, 2006, DWS Money Market VIP Subaccount acquired DWS Variable Series I’s Money Market VIP Subaccount.
(31) Effective June 1,2009, name was changed from DWS Dreman High Return Equity VIP Subaccount.
(32) Effective September 15, 2006, DWS Dreman High Return Equity VIP Subaccount acquired DWS Dreman Financial Services VIP and DWS MFS Strategic Value Subaccounts.
(33) Effective February 6, 2006, name was changed from Scudder Technology Growth Subaccount.
(34) Effective February 6, 2006, name was changed from Scudder Real Estate Securities Subaccount.
(35) For the period (cessation of operations): January 1, 2008 to April 25, 2008 DWS RREEF Real Estate Securities VIP Subaccount. Subaccount merged with DWS Money Market VIP Subaccount.
(36) For the period (cessation of operations): January 1, 2010 to December 17, 2010 Franklin Zero Coupon 2010 Subaccount. Subaccount merged with DWS Money Market VIP Subaccount.
(37) Effective May 1, 2009, name was changed from Mutual Discovery Securities Subaccount.
(38) For the period (commencement of operations): January 12, 2007 to December 31, 2007 – ING Global Resources Subaccount. Subaccount acquired ING VP Natural Resources Trust Subaccount.
(39) For the period (cessation of operations): January 1, 2007 to January 12, 2007- ING VP Natural Resources Trust Subaccount. Subaccount merged with ING Global Resources Subaccount.
(40) Effective April 30, 2010, AIM Variable Insurance Funds changed its name to Invesco Variable Insurance Funds.
(41) Effective April 30, 2010, name was changed from AIM V.I. Financial Services Fund Subaccount.
(42) Effective April 30, 2010, name was changed from AIM V.I. Global Health Care Subaccount.
(43) Effective April 30, 2010, name was changed from AIM V.I. Global Real Estate Subaccount.
(44) Effective April 30, 2010, name was changed from AIM V.I. Utilities Subaccount.
(45) Effective May 1, 2009, name was changed from Janus Aspen Mid Cap Growth Subaccount.
(46) Effective May 1, 2005, name was changed from Janus Aspen Capital Appreciation Subaccount.
(47) Effective May 1, 2009, name was changed from Janus Aspen Large Cap Growth Subaccount.
(48) For the period (cessation of operations): January 1, 2009 to May 1, 2009 Janus Aspen Perkins Small Company Value Subaccount. Subaccount merged with DWS Money Market VIP Subaccount.
(49) Effective May 1, 2009, name was changed from Janus Aspen Worldwide Growth Subaccount.

90

ZALICO Variable Annuity Separate Account
of Zurich American Life Insurance Company
Notes to Financial Statements
(6) Unit Values and Financial Highlights: (continued)
(50) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Subaccount to JPMorgan Insurance Trust Subaccount.
(51) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Balanced Subaccount to JPMorgan Insurance Trust Balanced Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Balanced Subaccount.
(52) For the period (cessation of operations): January 1, 2010 to April 23, 2010 JPMorgan Insurance Trust Balanced Subaccount. Subaccount merged with DWS Money Market VIP Subaccount.
(53) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Bond Subaccount to JPMorgan Insurance Trust Core Bond Subaccount.
(54) Effective May 1, 2009, JP Morgan Insurance Trust Core Bond Subaccount merged with JP Morgan Insurance Trust Government Bond Subaccount.
(55) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Equity Index Subaccount to JPMorgan Insurance Trust Equity Index Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Equity Index Subaccount.
(56) For the period (cessation of operations): January 1, 2009 to May 1, 2009 — JP Morgan Insurance Trust Government Bond. Fund merged with JP Morgan Insurance Trust Core Bond Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Government Bond Subaccount to JPMorgan Insurance Trust Government Bond Subaccount.
(57) For the period (commencement of operations): May 1, 2009 to December 31, 2009 — JPMorgan Insurance Trust International Equity Subaccount.
(58) Effective December 8, 2006, name was changed from JPMorgan Insurance Trust Large Cap Growth Subaccount to JPMorgan Insurance Trust Intrepid Growth Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Large Cap Growth Subaccount.
(59) Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Subaccount to JPMorgan Insurance Trust Intrepid Mid Cap Subaccount.
(60) Effective December 17, 2010, name was changed from JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount to JPMorgan Insurance Trust Mid Cap Growth Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Growth Subaccount to JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount.
(61) Effective May 1, 2009, JPMorgan Insurance Trust Mid Cap Value Subaccount merged with JPMorgan Mid Cap Value subaccount. On the same date, name was changed from JP Morgan Insurance Trust Diversified Mid Cap Value Subaccount. Previous to this date effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Value Subaccount.
(62) For the period (commencement of operations): May 1, 2009 to December 31, 2009 — JPMorgan Insurance Trust Small Cap Core Subaccount.
(63) Effective May 1, 2009, name was changed from JP Morgan Insurance Trust Diversified Equity Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Equity Subaccount to JPMorgan Insurance Trust Diversified Equity Subaccount.
(64) For the period (cessation of operations): January 1, 2009 to May 1, 2009 — JPMorgan International Equity Subaccount. Fund merged with JPMorgan Insurance Trust International Equity Subaccount.
(65) For the period (cessation of operations): January 1, 2009 to May 1, 2009 — JPMorgan MidCap Value Subaccount. Fund merged with JPMorgan Insurance Trust Mid Cap Value Subaccount.
(66) For the period (cessation of operations): January 1, 2009 to May 1, 2009 — JPMorgan Small Company Subaccount. Fund merged with JPMorgan Insurance Trust Small Cap Core Subaccount.
(67) Effective April 30, 2010, name was changed from Oppenheimer Strategic Bond Fund Subaccount.
(68) Effective April 30, 2010, name was changed from Oppenheimer Mid Cap Fund Subaccount to Oppenheimer Small-MidCap Growth Fund VA Series Subaccount. Previous to this date, effective May 1, 2006, name was changed from Oppenheimer Aggressive Growth Subaccount.
(7) Subsequent Events:
The Separate Account has evaluated the effects of events subsequent to December 31, 2010, and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

91

Zurich American Life
Insurance Company
Statutory Financial Statements and
Supplemental Schedules
December 31, 2010 and 2009

Zurich American Life Insurance Company
Index
December 31, 2010 and 2009

[PWC LETTERHEAD]

Report of Independent Auditors

To the Board of Directors and Stockholder of
Zurich American Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Zurich American Life Insurance Company (the “Company”) as of December 31, 2010 and 2009, and the related statutory statements of operations, of changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations, Division of Insurance (“IDOI”), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 2.

As disclosed in the notes to the financial statements, the Company has significant transactions with Zurich Financial Services and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

1

As discussed in Note 2 to the financial statements, the Company received permission from the IDOI in 1995 to reset its unassigned surplus to zero with an equal and offsetting entry to gross paid-in capital and contributed surplus; under prescribed statutory accounting practices the aforementioned reclassification would not have been recorded. As of December 31, 2009 and 2010, the permitted practice had no impact on statutory surplus.

Our audit was conducted for the purpose of forming an opinion on the basic statutory basis financial statements taken as a whole. The accompanying Supplemental Schedules of Assets and Liabilities, Summary Investment Schedule, and Investment Risks Interrogatories (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2010 and for the year then ended are presented for purposes of additional analysis and are not a required part of the basic statutory financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2010 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the basic statutory basis financial statements and, in our opinion, are fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

New York, New York
April 28, 2011

2

Zurich American Life Insurance Company
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
Years Ended December 31, 2010 and 2009

(in thousands of dollars)	2010	2009
Admitted Assets
Cash and invested assets
Fixed Maturities, at amortized cost (market value of $462,645 and $429,234, respectively)	$436,763	$420,860
Contract loans	65,909	54,404
Cash, cash equivalents and short-term investments	20,195	29,157
Other invested assets	—	17
Receivables for securities	—	150

Total cash and invested assets	522,867	504,588
Amounts recoverable from reinsurers	33,983	25,766
Other amounts receivable under reinsurance contracts	17,716	23,254
Uncollected premiums and agents’ balances in the course of collection	—	40
Federal income tax recoverable	5,781	463
Net deferred tax asset	11,860	15,749
Investment income due and accrued	5,385	6,054
Guaranty funds receivable or on deposit	1,521	1,531
Securities lending collateral	—	27,696
Receivable from separate accounts	17,687	15,774
Receivables from parent, subsidiaries and affiliates	—	31
Other assets	347	353
Separate account assets	12,590,999	12,703,614

Total admitted assets	$13,208,146	$13,324,913

Liabilities and Capital and Surplus
Liabilities
Life and annuity reserves	378,471	355,882
Deposit-type funds
Supplemental contracts without life contingencies	3,126	4,047
Claims and benefits payable to policyholders	304	212

Total policy liabilities	381,901	360,141
Interest maintenance reserve	972	328
General expenses due or accrued	3,740	1,558
Taxes, licenses and fees due or accrued	18,265	18,385
Asset valuation reserve	747	14
Payable to affiliates	19,870	16,569
Funds held under coinsurance	1,727	239
Commission to agents due or accrued	3,882	259
Other liabilities	1,882	8,615
Securities lending liability	—	27,696
Separate account liabilities	12,590,999	12,703,613

Total liabilities	13,023,985	13,137,417

Capital and surplus
Capital stock ($10 par value — 300,000 authorized shares; 250,000 shares issued and outstanding at 2010 and 2009)	2,500	2,500
Paid-in capital	673,845	673,845
Aggregate write-ins for special surplus funds	6,649	8,380
Unassigned deficit	(498,832)	(497,229)

Total capital and surplus	184,161	187,496

Total liabilities and capital and surplus	$13,208,146	$13,324,913

The accompanying notes are an integral part of these statutory financial statements.

3

Zurich American Life Insurance Company
Statutory Statements of Operations
Years Ended December 31, 2010, 2009 and 2008

(in thousands of dollars)	2010	2009	2008
Income
Premium and annuity considerations	$(127,759)	$(132,031)	$(108,582)
Considerations for supplemental contracts with life contingencies	38,495	73,254	50,848
Net investment income	24,605	25,263	24,127
Amortization of interest maintenance reserve	(128)	(46)	229
Separate accounts fees	254,862	196,480	188,707
Assumed modco reserve adjustment	26,383	46,609	51,505
Separate accounts-related income (expenses), net	922	2,393	(2,157)
Reinsurance ceding commissions and allowances	20,659	24,057	24,891
Ceded miscellaneous fees	(117)	65	232
Other income	(1)	1,240	(67)

Total income	237,921	237,284	229,733

Benefits and expenses
Death benefits	38,306	25,707	16,815
Annuity benefits	312,043	646,952	888,894
Surrender benefits	107,268	718,616	1,101
Interest and adjustments on policy or deposit-type contracts	277	4,933	(2,315)
Payments on supplementary contracts with life contingencies	32,430	20,720	15,041
Increase in aggregate reserves for life policies and contracts	22,589	21,649	68,155
Commissions	18,011	16,487	21,982
Commissions and expense allowances on reinsurance assumed	5,191	3,635	3,710
General expenses	31,106	20,091	24,031
Insurance taxes, licenses and fees	1,252	482	696
Net transfers from separate accounts	(501,048)	(1,398,044)	(1,026,195)
Reinsured fees associated with separate accounts	45,110	—	—
Net change in termination value of separate accounts	2,651	11,177	38,745
Ceded change in termination value of separate accounts	(2,625)	(2,214)	(9,577)
Ceded fixed/variable expense	132,715	131,457	222,418
Other expenses	1,031	2,375	—

Total benefits and expenses	246,307	224,023	263,501

Net income (loss) from operations before federal income tax benefit and realized capital losses	(8,386)	13,261	(33,768)
Federal income tax benefit	(12,477)	(6,684)	(22,614)

Net income (loss) from operations before realized capital losses	4,091	19,945	(11,154)

Net realized capital losses	(27)	(4,406)	(4,801)
Related federal income tax benefits	(1,227)	(998)	(560)
Realized gain (loss) transferred to the interest maintenance reserve	516	(868)	(238)

Total realized capital gains (losses)	684	(2,540)	(4,003)

Net income (loss)	$4,775	$17,405	$(15,157)

The accompanying notes are an integral part of these statutory financial statements.

4

Zurich American Life Insurance Company
Statutory Statements of Changes in Capital and Surplus
Years Ended December 31, 2010, 2009 and 2008

		Gross
	Common	Paid-In and		Total
	Capital	Contributed	Unassigned	Capital and
(in thousands of dollars)	Stock	Surplus	Surplus	Surplus
Balances at December 31, 2007	$2,500	$673,845	$(488,420)	$187,925
Net loss	—	—	(15,157)	(15,157)
Change in net unrealized capital gains and losses, net of tax	—	—	(78)	(78)
Change in nonadmitted assets	—	—	9,809	9,809
Change in net deferred tax asset	—	—	(10,884)	(10,884)
Change in asset valuation reserve	—	—	642	642
Change in surplus as a result of reinsurance	—	—	(2,357)	(2,357)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(3,037)	(3,037)

Balances at December 31, 2008	2,500	673,845	(509,482)	166,863
Net income	—	—	17,405	17,405
Change in net unrealized capital gains and losses, net of tax	—	—	78	78
Change in nonadmitted assets	—	—	6,254	6,254
Change in net deferred tax asset	—	—	(7,803)	(7,803)
Change in asset valuation reserve	—	—	(14)	(14)
Change in surplus as a result of reinsurance	—	—	(1,611)	(1,611)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(2,076)	(2,076)
Cumulative effect of change in accounting principle:
SSAP 10R net deferred tax	—	—	8,380	8,380
SSAP 43R recovery of other than temporary impairments (net of tax)	—	—	19	19

Balances at December 31, 2009	2,500	673,845	(488,849)	187,495
Net income	—	—	4,775	4,775
Change in nonadmitted assets	—	—	2,573	2,573
Change in net deferred tax asset	—	—	(6,927)	(6,927)
Change in asset valuation reserve	—	—	(733)	(732)
Change in surplus as a result of reinsurance	—	—	(1,321)	(1,321)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(1,703)	(1,703)

Balances at December 31, 2010	$2,500	$673,845	$(492,184)	$184,161

The accompanying notes are an integral part of these statutory financial statements.

5

Zurich American Life Insurance Company
Statutory Statements of Cash Flows
Years Ended December 31, 2010, 2009 and 2008

(in thousands of dollars)	2010	2009	2008
Cash from operations
Premiums collected, net of reinsurance	$(89,249)	$(58,769)	$(57,268)
Net investment income	25,515	27,633	24,211
Miscellaneous income	302,710	270,844	263,111
Benefits and loss related payments	(498,450)	(1,428,279)	(930,884)
Net transfers from separate accounts	501,048	1,406,591	1,055,282
Commissions, expenses paid and aggregate write-ins for deductions	(223,208)	(188,658)	(300,117)
Federal and foreign income taxes recovered	8,387	25,580	42,242

Net cash provided by operations	26,753	54,942	96,577

Cash from investments
Proceeds from investments sold, matured or repaid
Bonds	106,356	79,577	44,707
Miscellaneous proceeds	150	—	—

Total investment proceeds	106,506	79,577	44,707

Cost of investments acquired
Bonds	122,510	126,600	99,360
Miscellaneous applications	—	150	—

Total investments acquired	122,510	126,750	99,360

Net decrease (increase) in contract loans	11,505	(16,208)	25,880

Net cash used in investments	(27,509)	(30,965)	(80,533)

Cash from financing and miscellaneous sources
Net deposits on deposit-type funds and other liabilities	(921)	3,173	203
Other applications	(7,285)	(3,638)	(28,247)

Net cash used in financing and miscellaneous sources	(8,206)	(465)	(28,044)

Net change in cash, cash equivalents and short-term investments	(8,962)	23,512	(11,999)
Cash, cash equivalents and short-term investments
Beginning of year	29,157	5,645	17,644

End of year	$20,195	$29,157	$5,645

The accompanying notes are an integral part of these statutory financial statements.

6

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
1.	The Company and Nature of Operations
Organization and Description of Business
Zurich American Life Insurance Company (“ZALICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.
The Company is a wholly owned subsidiary of Zurich American Corporation (“ZAC”), formerly Kemper Corporation, a non-operating holding company. ZAC is a direct wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly owned subsidiary of Zurich Financial Services Ltd. (“ZFS” or the “Parent’).
On July 6, 2010 the Company’s sole shareholder (ZAC, then Kemper Corporation) approved that the name of the Company be changed from Kemper Investors Life Insurance Company to Zurich American Life Insurance Company, and that an amendment of the Company’s Articles of Incorporation be made to effect such name change, with such amendment being subject to the approval of the Illinois Department of Financial and Professional Regulation, Division of Insurance, (“IDOI”). This change aligns the name of the Company with the Zurich Financial Services (“Zurich”) brand. The IDOI approved the Company’s amended Articles of Incorporation reflecting this name change on Aug 23, 2010 and, accordingly, amended the Company’s Certificate of Authority. All other state regulatory notifications are being made. On September 2, 2010, the Company established a new subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”), for which it is in the process of applying for a New York state insurance license.
Purchase Agreement
On May 29, 2003, Kemper Corporation (now ZAC) entered into a stock and asset purchase agreement (the “Purchase Agreement”) with Bank One Insurance Holdings, Inc. (“BOIH” or “Bank One”) which, in conjunction with then-associated and subsequent transactions, has resulted in the following:
•	The Company ceded, through a coinsurance agreement, 100% of its general account liabilities to Protective Life Insurance Company (“PLICO”) with the exception of those relating to the DESTINATIONS product, supplemental contracts arising from the DESTINATIONS product, and business-owned life insurance (“BOLI”) contracts. These general account liabilities included all of the Company’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (collectively referred to as the “Reinsured Policies”). The Reinsured Policies also included certain policies written for a period of twelve months subsequent to the Closing. The Company or the reinsurer under the coinsurance agreement are accepting renewal premium for all of its products.

•	The Company ceded on a modified coinsurance basis its separate account liabilities that are related to the Reinsured Policies. As of December 31, 2010 and 2009, the Company’s separate account reserves subject to the coinsurance agreement with PLICO were approximately $1,150,000,000 and $1,097,389,000, respectively.

•	PLICO assumed administration of the Reinsured Policies and BOLI contracts of the Company on a long-term basis subject to the oversight of the Company. This included, but was not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information and certain aspects of legal compliance.

7

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
•	Federal Kemper Life Assurance Company ("FKLA") established a trust account (the “Security Trust Account”) for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less. As of December 31, 2010 and 2009, the Company’s general account statutory reserves subject to the coinsurance agreement with FKLA were approximately $1,926,797,000 and $2,006,102,000, respectively. The balance in the Security Trust Account was approximately $1,941,151,000 and $2,064,681,000 as of December 31, 2010 and 2009, respectively.
Nature of Operations
As of the BOIH Purchase Agreement closing, the Company’s direct retained business consisted primarily of the DESTINATIONS product. The Company also ceased issuing new business with the exception of renewal business and certain policies to be written and reinsured pursuant to the coinsurance agreement with PLICO. The Company agreed that for a period of three years following the Closing Date, it would not, except under limited circumstances, issue any new BOLI policies. Nearly all of the Company’s BOLI policies are reinsured to Zurich Insurance Company, Bermuda Branch (“ZIBB”). The account values of these ceded BOLI policies are included in the separate account assets and liabilities on the balance sheet.
Synergy Investment Group, LLC (“Synergy”), an unaffiliated broker/dealer, and Investment Distributors, Inc. (“IDI”), an affiliate of PLICO, are the principal underwriters for the ZALICO separate account. BFP Securities LLC (“BFP”), an affiliate of the Company, is the primary wholesaling distributor of the Company’s BOLI products.
During 2009, the Company transferred its marketing function to Zurich Global Life North America (“GLNA”), which has responsibility for life insurance new business generation in the U.S. GLNA is identifying and implementing strategic opportunities designed to achieve profitable new business growth for the Company. Also during 2009, the Company began implementation of a target operating model for legal entity and legacy product management that transitions responsibility for these activities to center of excellence groups at affiliated companies. The transition was completed in 2010.
DESTINATIONS Product
DESTINATIONS is a registered individual and group variable, fixed and market value adjusted deferred annuity product. DESTINATIONS currently offers 30 variable subaccount investment options with various investment managers, a number of different guaranty periods, a fixed account option, dollar cost averaging, a guaranteed minimum death benefit (“GMDB”) option and a guaranteed retirement income benefit (“GRIB”) option.
The GMDB and GRIB options subject the Company to market risk as the beneficiary or contract holder may receive, due to product guarantees, benefits that exceed the investment performance associated with their account balance. The GMDB and GRIB benefit is the greatest of: i) the contract value (account value); ii) the greatest anniversary value before the exercise (annuitization date or date of death), reset up to age 80 minus previous withdrawals; or iii) purchase payments minus previous withdrawals, accumulated at 5% per annum to age 80.
The GRIB option is a rider to the DESTINATIONS base contract that was available to be purchased at the time the contract was issued. If purchased and later exercised, the GRIB option allows a policyholder to receive a payment stream that may have value in excess of what would

8

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
otherwise have been generated, without GRIB, by annuitization of their contract value (due to benefit guarantees associated with the GRIB option). For contracts with the GRIB option, the guaranteed value may begin to be realized after seven or more years from contract issue, depending upon issue age. The amount of excess of the GRIB value over the contract value can fluctuate on a daily basis with changes in equity market returns. As such, the ultimate amount paid by the Company, if any, is uncertain and could be significantly more or less than the net amount at risk (as disclosed in Note 8).
On November 17, 2006, the Company entered into a reinsurance agreement with Zurich Insurance Company Ltd. (“ZIC”; “ZIC Agreement”) to reinsure the net amounts at risk for GMDB and GRIB options on policies issued from May 1, 2000 through February 28, 2003. Subsequently, on December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. See Note 9 for a more detailed discussion of the ZIC Agreement and Amendment.
Business Owned Life Insurance (BOLI)
From 1997 to the effective date of the Purchase Agreement, the Company marketed BOLI policies. BOLI is a form of group life insurance which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.
ZIBB reinsures 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. ZIBB offered a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make payments into SVP divisions in the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time.
Separate Account Business
The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the contract holder. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the increase in aggregate reserves for life policies and contracts line item in the financial statements.
Group Term Life Insurance
During the second half of 2006, the Company began marketing and sales of a group term life insurance product (“Group Life”). Group Life is marketed through the agency force of Farmers Group, Inc. (“FGI”), an affiliated company. The Group Life product is yearly renewable term life insurance for employers to make available as a part of their employee benefits package. Group Life provides guaranteed issue in limited amounts to group members and allows for conversion to an individual term life policy when a member leaves the group.

9

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The Company continues to sell the Group Life product introduced in 2006 and marketed through the agency force of FGI.
Group Term Life /AD&D and Group L-T Disability Insurance
During the second half of 2010, the Company began marketing and sales of its group term life insurance product (“Group Life II”) with accidental death and dismemberment (“AD&D”) rider marketed to U.S. expatriates. This was followed by the introduction of the group long-term disability (“Group L-T Disability”) product. The Group Life w/AD&D rider and the Group L-T Disability products are yearly renewable group term insurance products made available to U.S. — base companies as part of their employee benefits package. Group Life II provides guaranteed issue in limited amounts to group members and allows for conversion to an individual term life policy when a member leaves the group. Group L-T Disability provides monthly income benefit percentages up to a designated maximum amount and age upon completion of a disability elimination period.
Guaranteed Death Benefit Insurance
During the second half of 2010, the Company began marketing and sales of an individual no-lapse guarantee protection product (“NLG”) marketed to the affluent U.S. life insurance market segment. The NLG product is intended to serve the wealth transfer, estate tax planning, and business insurance needs of this market segment. The NLG is flexible premium adjustable life insurance and provides coverage guarantees, death benefit options, a policy loan feature, and three riders.
2.	Summary of Significant Accounting Policies
Basis of Presentation
The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations — Division of Insurance (“IDOI”).
The IDOI recognizes only Statements of Statutory Accounting Principles (“SSAP”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“NAIC AP&P”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.
Statutory accounting practices differ from accounting principles generally accepted in the United States of America (“GAAP”) in the following respects:
Investments
Investments in bonds are stated at amortized cost or at values required by the NAIC. Under GAAP, bonds are carried at fair value or amortized cost based upon management’s intent as to whether bonds are available for sale or will be held until maturity.
In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used. Changes between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income.

10

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Asset Valuation Reserve
The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults, and is reported as a liability with changes recorded directly to unassigned surplus. Under GAAP, no such liability is established.
Interest Maintenance Reserve
An interest maintenance reserve (“IMR”) is provided as required by the IDOI in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by GAAP.
Life Policy and Contract Reserves
Life policy and contract reserves under statutory accounting practices are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience.
GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing management’s best estimate of mortality, interest, and withdrawals prevailing when the policies were sold; for interest sensitive products, the GAAP policy reserve is determined using the retrospective deposit method and is equal to the policy fund balance, before surrender charges.
Acquisition Costs
Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products.
Recognition of Revenue and Related Expenses
Under statutory accounting practices, premiums are recognized as revenues when due. For GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges, and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under statutory accounting practices, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve.
Reinsurance
Reserves and reinsurance recoverable on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively. Under GAAP, these reinsured amounts are reflected as an asset.

11

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Federal Income Taxes
Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Under GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity. Additionally, under GAAP, deferred income tax assets are only reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. There is no requirement to consider admissibility standards.
Nonadmitted Assets
Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for GAAP purposes.
Statement of Cash Flows
The statutory basis statement of cash flows is presented as required and differs from the GAAP presentation.
Permitted Accounting Practice
In anticipation of the Zurich acquisition in 1996, the Company sold, primarily through a bulk sale, approximately $284,000,000 in real estate-related investments during 1995 as part of a strategic effort to reduce overall exposure to real estate. As a result of these sales, the Company incurred realized capital losses that were required to be transferred to the Interest Maintenance Reserve (“IMR”). However, as a result of the transfer of these realized capital losses, the IMR became negative. In connection with the sale of the real estate-related investments and the acquisition of the Company’s parent, the IDOI permitted the Company to reset the IMR to zero at December 31, 1995. This treatment permits the Company to proceed as if it had been legally reorganized through a procedure known as “quasi-reorganization”.
This procedure allows the Company a “fresh start” by resetting the negative unassigned surplus to zero and reducing gross paid-in and contributed surplus by the same amount. Although this treatment does not change the Company’s total amount of reported capital and surplus as of December 31, 2010 and 2009, it did favorably impact the 2010, 2009 and 2008 net income (loss) from operations. If the Company had not been permitted to reset the IMR to zero as of December 31, 1995, the Company’s statutory net gain from operations would have decreased by approximately $1,394,000, $1,326,000 and $1,316,000 for the years ended December 31, 2010, 2009 and 2008, respectively. Capital and surplus would have increased by like amounts through a credit to the change in nonadmitted assets and related items. If the Company had not been able to reset the negative unassigned surplus to zero, paid-in surplus and unassigned surplus (deficit) would have been approximately $729,254,000 and $(533,557,000), respectively as of December 31, 2010, and approximately $729,254,000 and ($528,829,000), respectively, as of December 31, 2009.
Changes in Accounting Principles
In September 2009, the NAIC issued SSAP No. 43R, “Loan-backed and Structured Securities” (“SSAP No. 43R”), an amendment of SSAP No. 43, “Loan-backed and Structured Securities”, replacing SSAP No. 98 “Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43-Loan-backed and Structured Securities". SSAP No. 43R provides that for loan-backed and structured securities for which (i) fair value is less than cost (ii) the Company does not intend to sell the security and (iii) the Company has the intent and ability to hold the security until recovery, the Company should determine if there is a non-interest related impairment by comparing the present value of the cash flows expected to be collected to the amortized cost basis.

12

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
If the net present value of the cash flows expected to be collected is less than amortized cost, the security is impaired, and the difference is recorded as a realized loss in net income. The new cost basis of the security is the previous amortized cost basis less the non-interest impairment recognized in net income.
If fair value is less than amortized cost and the Company (i) has the intent to sell the security, or (ii) does not have the intent and ability to retain the security until recovery of its carrying value, the security is written down to fair value with the associated realized loss reported in net income. The non-interest portion of the realized loss is recognized in the Asset Valuation Reserve (“AVR”), and the interest portion in the IMR. The fair value at the time of the impairment becomes the security’s new cost basis.
SSAP No. 43R requires that for beneficial interests in securitized financial assets that are not of high credit quality or can contractually be prepaid or otherwise settled in such a way that the reporting entity would not recover substantially all of its recorded amount, determined at acquisition, if fair value is less than amortized cost and there has been a negative change in cash flows, an other-than-temporary impairment (“OTTI”) must be taken. The amount of the impairment is based upon the criteria discussed above. The carrying value of these securities is determined using the prospective yield method.
The Company adopted SSAP No. 43R effective July 1, 2009. The cumulative effect of this change is $29,000 and is reported in the Statutory Statement of Changes in Capital and Surplus, in the amount of $19,000 net of tax.
The NAIC amended “Actuarial Guideline XLIII, CARVM for Variable Annuities". This guidance allows companies to set reserves that more accurately and appropriately reflect the risks of the variable annuities with guarantees through stochastic modeling. This guidance was effective December 31, 2009. See Note 8, Life Reserves, for further details of the impact of adoption of Actuarial Guideline XLIII.
In December 2009, the NAIC issued Statements of Statutory Accounting Principles No. 10R “Income Taxes-Revised, A Temporary Replacement of SSAP 10” (“SSAP No. 10R”). This guidance provides an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. It requires gross deferred tax assets to be reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. In December 2009, the Company adopted the accounting guidance related to deferred income taxes contained in SSAP No. 10R, with impact as the result of electing the provisions of paragraph 10e relating to admitted deferred tax assets. The cumulative effect of adopting this pronouncement increased surplus by $8,380,000 at December 31, 2009 and is reported as a specifically identified change in accounting principle in the Statutory Statements of Changes in Surplus.
New Accounting Pronouncements
The Company adopted SSAP No. 100 “Fair Value Measurements”, (“SSAP 100”) effective December 31, 2010 and thereafter. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. See Note 5 for disclosures related to SSAP No. 100.

13

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The NAIC modified SSAP No. 9, “Subsequent Events”. This guidance establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date, but before the issuance of the financial statements. In addition, the Company must disclose the date through which subsequent events have been evaluated, and the date the financial statements were issued or available to be issued. This guidance is effective for the year ending December 31, 2009. The adoption of this guidance did not have an impact on the Company’s financial statements. The required disclosure of the date through which subsequent events have been evaluated is provided in Note 14, Subsequent Events.
The NAIC issued SSAP No. 99, “Accounting for Debt Securities Subsequent to an Other-Than-Temporary Impairment", which provides guidance for the accounting treatment of premium or discount for a debt security subsequent to other-than-temporary impairment recognition. This guidance was effective January 1, 2009 with early adoption permitted. The Company adopted this guidance effective January 1, 2009 with a prospective application.
The NAIC approved an initiative to create a new modeling and rating process for non-agency residential mortgage-backed securities (“RMBS”), “The RMBS Initiative". For each RMBS within the scope of the guidance, the model determines the price at which the modeled expected loss equals the midpoint between the risk-based capital (“RBC”) charges for each NAIC designation, i.e. each price point that, if exceeded, changes the NAIC designation. A security’s carrying amount is based upon the initial NAIC designation, which is determined using the security’s amortized cost. A final NAIC designation is determined using the security’s carrying amount. This final NAIC designation is applicable for all statutory accounting and reporting purposes, including establishing the IMR, AVR and RBC, except for establishing the appropriate carrying value. This guidance was effective for December 31, 2009.
Use of Estimates
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the IDOI requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The Company is liable for guaranty fund assessments related to certain unaffiliated life insurance companies that have become insolvent during the years 2010 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35, “Guaranty Fund and Other Assessments", guaranty fund assessment (“GFA”) liabilities and estimated premium tax credits as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are to be presented separately in the balance sheet. The majority of the GFA liability is ceded as a result of the Purchase Agreement.
Business Risks
The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in laws or regulations that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to whether future legislation might be enacted, or if enacted that would include provisions with possible negative effects on the Company’s life and annuity products.

14

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
3.	Accounting Policies
Investments
Investments are valued as prescribed by the NAIC and as required by the IDOI. All security transactions are recorded on a trade date basis. Investments are recorded on the following bases:
•	Bonds — at cost, adjusted for amortization of premium or discount. Bonds with NAIC designations of 6 are reported at the lower of amortized cost or fair value. Discount or premium on bonds is amortized using the interest method on a retrospective basis. A yield to worst amortization method is used to take into consideration any bond call or sinking fund feature.

•	Loan-backed securities — are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective managers and the prepayment windows and/or cashflows were obtained from Bloomberg. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received.

•	Preferred Stocks — at lower of cost, amortized cost or fair value. Preferred stocks with NAIC designations of 1 through 3 with characteristics of debt securities are reported at cost or amortized cost. All other preferred stocks are reported at the lower of cost, amortized cost or fair value.

•	Common stocks of non-affiliates — at fair value.

•	Short-term investments — at cost or amortized cost.

•	Other invested assets — these balances consist of venture capital and real estate joint venture partnerships. They are carried at cost plus equity in undistributed earnings or losses for participants, net of a valuation allowance.

•	Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.
Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains (losses). The Company recorded $0, $290,000, and $4,069,000, respectively, fixed maturity write-downs on securities other than loan -backed securities for the periods ended December 31, 2010, 2009 and 2008. All loan-backed and structured securities were reviewed to determine if there were any indications of potential for OTTI classification. Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R Loan-Backed and Structured Securities.

15

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The Company recorded $2,280,000, $1,820,000 and $0, respectively, fixed maturity write-downs on loan-backed and structured securities for the periods ended December 31, 2010, 2009 and 2008.
Investment Income and Realized Gains and Losses
Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, with the exception of mortgage loans in default are excluded from surplus. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2010, 2009 and 2008.
Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR and write-downs are credited or charged to income, net of applicable federal income tax. Unrealized gains and losses, including changes in real estate-related reserves, are credited or charged to surplus, net of deferred tax.
Securities Lending
The Company has entered into a securities lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the fair value of domestic loaned securities and 105% of the fair value of foreign loaned securities.
The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in overnight repurchases in U.S. governmental and Agency securities. Income earned from the security lending arrangement is shared 25% and 75% between the lending agent and the Company, respectively. Income earned by the Company was approximately $3,000, $0 and $27,000 in 2010, 2009 and 2008, respectively. There were no securities on loan as of December 31, 2010. The Company’s securities on loan as of December 31, 2009 primarily consisted of U.S. Treasury Notes, U.S. Government Agency and corporate fixed income securities and had an estimated fair value of approximately $27,081,000. The fair value of the reinvested cash collateral was approximately $27,696,000.
Income and Expenses
Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of premiums and annuity considerations, investment income and policy charges and fees. Expenses consist of benefits, changes in aggregate reserves and policy maintenance costs.
Life and interest-sensitive life insurance contract premiums are recognized as income when due, while annuity contract premiums are recognized as income when received. Expenses, including acquisition costs related to acquiring new and renewal business, such as commissions, are charged to operations as incurred.
During 2008 the Company’s third party administrator recorded considerations for supplemental contracts not involving life contingencies but did not notify the Company of such recordings in 2008 per agreed procedures. As such, because the associated increase in reserves was not recorded as an expense in the same period, the recording of these considerations served to increase the Company’s 2008 net gain from operations before federal income taxes by $3,456,000. This error in notification was discovered by the Company in late January 2009 through its reconciliations, was investigated, and in March 2009 the Company recorded the then current value for the increase in associated reserves, $3,329,000, which served to reduce the Company’s 2009 net gain from operations before federal income taxes by the same amount.

16

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009

Correction of this out-of-period error from 2008 in March 2009, which the Company determined to be immaterial and is not reflected in the accompanying 2008 statutory financial statements, would have had the impact of increasing interest and adjustments on policy or deposit-type contracts, an expense, recorded in the 2008 Statutory Statement of Operations from ($2,315,000) to $1,141,000, increasing net loss from operations before federal income taxes from ($33,768,000) to ($37,224,000), decreasing federal income taxes incurred from ($22,614,000) to ($23,286,000), and increasing net loss from ($15,695,000) to ($17,941,000). Had this error been corrected in 2008, ending capital and surplus reported in the 2008 Statutory Statements of Capital and Surplus would have changed from $166,863,000 to $164,817,000.
Correction of this out-of-period error from 2008 in March 2009 had the impact of increasing interest and adjustments on policy or deposit-type contracts recorded in the 2009 Statutory Statement of Operations, an expense, from $1,605,000 to $4,933,000, decreasing net gain from operations before federal income taxes from $16,590,000 to $13,261,000, decreasing federal income taxes incurred from ($5,519,000) to ($6,684,000), and decreasing net income from $19,568,000 to $17,405,000. The correction of this error had no impact on ending capital and surplus of $187,496,000 reported in the 2009 Statement of Changes in Capital and Surplus.
Policy Liabilities and Other Policyholders’ Funds
Liabilities for policy reserves on annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Interest crediting rates under the contracts’ accumulation periods range from 2.15% to 7.00%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 2.0% to 4.5%.
Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 4.5% to 6.0%.
The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.
Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.
Separate Accounts Business
The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.
The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus.

17

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The assets are invested primarily in a series of mutual funds managed by DWS Investments, and other unaffiliated mutual fund managers.
Reinsurance
In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.
Federal Income Taxes
The Company has applied the NAIC Statement of Statutory Accounting Principles No. 10R, “Income taxes — Revised, A Temporary Replacement of SSAP No. 10”. Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred income tax assets and liabilities are recognized as adjustments to surplus. Deferred tax assets are admitted to the extent they meet specific criteria but are limited to the amount of gross deferred tax assets expected to be reversed within a limited time period and adjusted surplus. Companies that meet the risk-based capital trend-test may elect to admit additional deferred tax assets under the provisions of paragraph 10.e, which provides expanded time periods and surplus limitations. The Company qualifies for and has elected to apply the expanded provisions.
The Company records interest and penalties related to income tax contingencies as a component of income tax expense.
Nonadmitted Assets
Certain assets, designated as “nonadmitted assets”, have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.
Statement of Cash Flows
The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

18

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
4.	Investments
The components of investment income by type of investment for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands of dollars)	2010	2009	2008
Bonds	$21,377	$20,903	$18,111
Preferred stocks	—	—	46
Contract loans	3,339	3,611	3,170
Short-term investments	57	89	1,027
Other	557	1,574	2,190

Gross investment income	$25,330	$26,177	$24,544
Less: Investment expenses	(725)	(915)	(417)

Net investment income	$24,605	$25,262	$24,127

In 2010, 2009 and 2008, the Company’s investment expenses included fees of approximately $232,000, $204,000 and $157,000, respectively, to Deutsche Investment Management Americas, Inc.
In 2010, 2009 and 2008, the Company’s investment expenses included fees of approximately $112,000, $108,000 and $108,000 respectively, to Zurich Investment Services.
The Company also incurred investment fees in 2010, 2009 and 2008 of approximately $489,000, $240,000 and $140,000, respectively, to Zurich Global Investment Management (“ZGIM”), an affiliate of Zurich Financial Services.
The Company owns one low income housing tax credit (“LIHTC”) property, National Equity Fund. The number of remaining tax credits is one year and the required holding period for the LIHTC investment is four years.
Realized Gains and Losses
Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities.
Realized investment gains and losses for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands of dollars)	2010	2009	2008
Bonds	$2,253	$(2,296)	$(719)

	2,253	(2,296)	(719)
Transfer to (from) interest maintenance reserve	(516)	868	238
Add: Tax impact from net realized gains and losses	1,227	998	560

	$2,964	$(430)	$79

19

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Impairment losses for the years ended December 31, 2010, 2009 and 2008 are as follows:

(in thousands of dollars)	2010	2009	2008
Bonds	$(2,280)	$(2,110)	$(4,069)
Other	—	—	(13)

	$(2,280)	$(2,110)	$(4,082)

Unrealized Gains and Losses on Fixed Maturities and Preferred Stocks
Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of bonds and preferred stocks, as of December 31, 2010 and 2009 are as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands of dollars)	Cost	Gains	Losses	Value
2010
Fixed maturities
U.S. government	$50,193	$1,051	$(17)	$51,227
Other governments	1,352	66	—	1,418
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	31,611	1,250	(423)	32,438
Industrial and miscellaneous (unaffiliated)	353,606	25,935	(1,979)	377,562

Total fixed maturities	$436,762	$28,302	$(2,419)	$462,645

2009
Fixed maturities
U.S. government	$39,738	$932	$(306)	$40,364
Other governments	750	29	—	779
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	34,894	822	(548)	35,168
Industrial and miscellaneous (unaffiliated)	345,477	15,389	(7,944)	352,922

Total fixed maturities	$420,859	$17,172	$(8,798)	$429,233

Unrealized Losses on Fixed Maturities
The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a monthly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. The Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2010 and 2009 due to the issuers’ continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, and management’s intent and ability to hold these securities for a period of time sufficient to allow for a recovery of fair value.

20

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Fair value and gross unrealized losses of fixed maturities as of December 31, 2010 and 2009 were as follows:

	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		Greater Than 12 Months
	Estimated	Unrealized	Estimated	Unrealized
(in thousands of dollars)	Fair Value	Losses	Fair Value	Losses
2010
Fixed maturities
U.S. government	$9,977	$(17)	$—	$—
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	7,052	(423)	—	—
Industrial and miscellaneous (unaffiliated)	32,340	(713)	11,322	(1,266)

Total fixed maturities	$49,369	$(1,153)	$11,322	$(1,266)

2009
Fixed maturities
U.S. government	$19,211	$(306)	$—	$—
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	17,883	(548)	—	—
Industrial and miscellaneous (unaffiliated)	29,727	(1,339)	43,874	(6,605)

Total fixed maturities	$66,821	$(2,193)	$43,874	$(6,605)

As of December 31, 2010, fixed maturities represented 100% of the Company’s total unrealized loss amount, which was comprised of 46 securities. As of December 31, 2010, there was one security with a fair value less than 80% of the security’s amortized cost for greater than 12 continuous months.
Fixed maturities in an unrealized loss position for less than 12 months were comprised of 39 securities, of which 84%, or fair value $41,511,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.
Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2010, were comprised of 7 securities with a total fair value of $11,322,000. The unrealized loss of $1,266,000 relates to industrial and miscellaneous securities. The decline in fair value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. Bonds, except mortgage-backed securities, classified as non-investment grade (NAIC designation 3 or below) and for which it is determined that the collection of all contractual cash flows are not probable, are written down to fair value and a loss is recognized. Mortgage-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received.

21

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company’s investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2010.
Concentrations of Credit Risk
The Company is not exposed to any significant concentration of credit risk of a single or group non-governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company’s total exposure.
Loan-backed Securities
Prepayment assumptions for loan-backed securities were obtained from broker dealer survey values. These assumptions are consistent with the current interest rate and economic environment.
In accordance with SSAP No. 43R, effective July 1, 2009, loan-backed securities with fair value less than amortized cost and the Company (i) has the intent to sell the security, or (ii) inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value with the associated realized loss reported in net income. Loan-backed securities impaired due to intent to sell or inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis are summarized in the following table:

			Other-than-Temporary- Impairment Recognized in Loss
			Amortized Cost
			Basis Before
			Other-than-
			Temporary-
(in thousands of dollars)			Impairment	Interest	Non-interest	Fair Value
OTTI Recognized

a	)	Intent to sell	$1,965	$(1,057)	$—	$908
b	)	Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—
c	)	Total	$1,965	$(1,057)	$—	$908
Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. Loan-backed securities impaired to their present value of projected cash flows that are still held as of December 31, 2010 consisted of the following:

22

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009

				Amortized		Date of
		Present	Recognized	Cost After		Financial
	Amortized Cost	Value of	Other-Than-	Other-Than-	Fair Value	Statement
(in thousands of dollars)	Before Current	Projected	Temporary-	Temporary-	at Time of	Where
Cusip	Period OTTI	Cash Flows	Impairment	Impairment	OTTI	Reported
46630JAQ2	$1,962	$1,419	$(543)	$1,419	$489	12/31/2009
46630JAQ2	1,419	303	(1,116)	303	549	6/30/2010
	$3,381	$1,722	$(1,659)	$1,722	$1,038
In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions was made on the securities. Where it was determined that less than 100% of contractual cash flows would be received, the impairment was measured by discounting the projected cash flows and comparing that discounted cash flows to the amortized cost basis of the securities in accordance to SSAP 43R.
The roll-forward of the amount related to credit losses recognized in earnings were as follows:

2010
(In thousands of dollars)
Beginning balance of credit losses on debt securities	$(1,070)
Additions not previously recognized	(1,223)
Reduction for securities sold during the period	1,691
Impairment on intent to sell securities	(1,057)
Additional OTTI on previously impaired securities	—
Reductions for increases in cash flows expected to be collected	—

Ending balance for securities owned as of December 31, 2010	$(1,659)

Maturities of Bonds
The amortized cost and estimated fair value of bonds, by contractual maturity, at December 31, 2010 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

		Estimated
	Amortized	Fair
(in thousands of dollars)	Cost	Value
2010
Due in 1 year or less	$16,612	$16,798
Due after 1 year through 5 years	158,295	165,204
Due after 5 years through 10 years	64,611	70,825
Due after 10 years	49,218	53,287

	288,736	306,114
Mortgage-backed securities	148,027	156,531

	$436,763	$462,645

23

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Proceeds from sales of bonds and gross realized gains (losses) on such sales and impairments for the years ended December 31, 2010, 2009, and 2008 are as follows:

	Gross	Gross
(in thousands of dollars)	Gains	Losses	Proceeds
2010 Bonds	$2,911	$(2,938)	$106,356

2009 Bonds	$1,351	$(5,757)	$79,577

2008 Bonds	$87	$(4,875)	$44,707
Bonds with an amortized cost of approximately $3,466,000 and $3,314,000 were on deposit with regulatory authorities at December 31, 2010 and 2009, respectively, to satisfy regulatory requirements. The fair value of these securities was approximately $3,696,000 and $3,595,000 as of December 31, 2010 and 2009, respectively.
5.	Fair Value of Financial Instruments
The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:
•	Level 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, money market funds, certain mortgage backed securities, and exchange traded equity and derivative securities.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
•	Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management’s own judgments about the assumptions a market participant would use in pricing the asset or liability.

24

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009

At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.
Assets Measured at Fair Value
The following table provides information as of December 31, 2010 about the Company’s financial assets measured at fair value:

	Quoted
	Prices
	Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
(in thousands of dollars)	Assets	Inputs Level	Inputs Level
Asset	Level 1	Level 2	Level 3	Total

Separate account assets	$3,022,375	$5,135,486	$4,433,138	$12,590,999

Total	$3,022,375	$5,135,486	$4,433,138	$12,590,999

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the open-ended mutual funds are included in Level 1. The open-ended mutual funds are valued at the net asset values of the respective portfolios as of December 31, 2010. There are no restrictions on purchases or sales of these open-ended mutual funds. Some of the privately managed funds assets are categorized in Level 2 or 3 based on the criteria defined above. The bonds are classified into Level 1, 2 or 3, based on the availability of quoted prices or valuation techniques utilized. The short-term investments are included in Level 1. The investment income due and accrued amount is allocated to the same level as the associated security for which it is due. The stable value asset is categorized as Level 2.

25

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Changes in Level 3 Assets Measured at Fair Value
The following table summarizes the changes in assets classified as Level 3 for the years ended December 31, 2010. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs:

		Total Gains/	Purchases/
	Beginning	(Losses)	Issuance and Sales/	Transfer into/		Ending
(in thousands of dollars)	Fair Value	included in Net Income	Settlements, net	(out) of Level 3		Fair Value

Separate account assets	$4,447,082	$152,009	$(165,856)	$(97	) (1)	$4,433,138

(1)	Net transfers into Level 3 are primarily due to a change in the information available to the Company when pricing the underlying securities, changing the significant inputs used in the valuation of the underlying securities to unobservable inputs, and consequently to a Level 3 classification.
     Methods and Assumptions to Estimate Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2010 and 2009:
Bonds
The estimated fair values of bonds is valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). In those instances where fair value is not available from the SVO then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.
Contract Loans
The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.
Cash, Cash Equivalents and Short-term Investments
The carrying amounts of these items approximate fair value.

26

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2010 and 2009 were as follows:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in thousands of dollars)	Value	Fair Value	Value	Fair Value
Financial instruments recorded as assets
Bonds	$436,763	$462,645	$420,860	$429,234
Contract loans	65,909	65,909	54,404	54,404
Cash, cash equivalents and short-term investments	20,195	20,195	29,157	29,157
Other invested assets	—	—	17	17
Securities lending collateral	—	—	27,696	27,696
Separate account assets	12,590,999	12,590,999	12,703,614	12,703,614

27

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
6.	Income Taxes

Components of Deferred Tax Assets (“DTAs”) and Deferred Tax Liabilities (“DTLs”):

	2010
(in thousands of dollars)	Ordinary	Capital	Total

Gross deferred tax assets	$36,978	$1,467	$38,445
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	36,978	1,467	38,445
Deferred tax liabilities	472	—	472

Net deferred tax assets	$36,506	$1,467	$37,973

Deferred tax assets nonadmitted	24,647	1,467	26,114

Net admitted adjusted deferred tax assets	$11,859	$—	$11,859

	2009
	Ordinary	Capital	Total

Gross deferred tax assets	$42,985	$2,250	$45,235
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	42,985	2,250	45,235
Deferred tax liabilities	335	—	335

Net deferred tax assets	$42,650	$2,250	$44,900

Deferred tax assets nonadmitted	26,901	2,250	29,151

Net admitted adjusted deferred tax assets	$15,749	$—	$15,748

	Change
	Ordinary	Capital	Total

Gross deferred tax assets	$(6,006)	$(783)	$(6,789)
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	(6,006)	(783)	(6,789)
Deferred tax liabilities	137	—	137

Net deferred tax assets	$(6,143)	$(783)	$(6,926)

Deferred tax assets nonadmitted	(2,255)	(783)	(3,038)

Net admitted adjusted deferred tax assets	$(3,888)	$—	$(3,888)

The Company has elected to admit DTAs pursuant to paragraph 10.e. for all years presented.

28

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The Company recorded an increase in admitted DTAs as the result of its election to employ the provisions of paragraph 10.e. as follows:

2010
(in thousands of dollars)	Ordinary	Capital	Total

Deferred tax assets admitted through potential carryback (10.e.i)	$—	$—	$—
Deferred tax assets admitted through future realization (10.e.ii)	6,649	—	6,649
Deferred tax assets admitted through offset of deferred tax liability (10.e.iii)	—	—	—

2009
	Ordinary	Capital	Total

Deferred tax assets admitted through potential carryback (10.e.i)	$—	$—	$—
Deferred tax assets admitted through future realization (10.e.ii)	8,380	—	8,380
Deferred tax assets admitted through offset of deferred tax liability (10.e.iii)	—	—	—

Change
	Ordinary	Capital	Total

Deferred tax assets admitted through potential carryback (10.e.i)	$—	$—	$—
Deferred tax assets admitted through future realization (10.e.ii)	(1,731)	—	(1,731)
Deferred tax assets admitted through offset of deferred tax liability (10.e.iii)	—	—	—

29

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The SSAP No. 10R Admission calculation components are as follows:

	2010
(in thousands of dollars)	Ordinary	Capital	Total

SSAP No. 10R, Paragraph 10.a.	$—	$—	$—
SSAP No. 10R, Paragraph 10.b. (the lesser of 10.b.i and 10.b.ii below)	5,211	—	5,211
SSAP No. 10R, Paragraph 10.b.i.	5,211	—	5,211
SSAP No. 10R, Paragraph 10.b.ii	—	—	17,673
SSAP No. 10R, Paragraph 10.c.	472	—	472

Total (paragraph 10.a. + 10.b. + 10.c.)	$5,683	$—	$5,683

SSAP No. 10R, Paragraph 10.e.i.	$—	$—	$—
SSAP No. 10R, Paragraph10.e.ii. (the lesser of 10.e.ii.a. and 10.e.ii.b. below)	11,860	—	11,860
SSAP No. 10R, Paragraph10.e.ii.a.	11,860	—	11,860
SSAP No. 10R, Paragraph10.e.ii.b.	—	—	26,510
SSAP No. 10R, Paragraph10.e.iii.	472	—	472

Total (10.e.i. + 10.e.ii. + 10.e.iii.)	$12,332	$—	$12,332

Used in SSAP No. 10R, Paragraph 10.d.:
Total Adjusted Capital			178,259
Authorized Control Level			836%

	2009
	Ordinary	Capital	Total

SSAP No. 10R, Paragraph 10.a.	$—	$—	$—
SSAP No. 10R, Paragraph 10.b. (the lesser of 10.b.i and 10.b.ii below)	7,369	—	7,369
SSAP No. 10R, Paragraph 10.b.i.	7,369	—	7,369
SSAP No. 10R, Paragraph 10.b.ii	—	—	15,734
SSAP No. 10R, Paragraph 10.c.	335	—	335

Total (paragraph 10.a. + 10.b. + 10.c.)	$7,704	$—	$7,704

SSAP No. 10R, Paragraph 10.e.i.	$—	$—	$—
SSAP No. 10R, Paragraph10.e.ii. (the lesser of 10.e.ii.a. and 10.e.ii.b. below)	15,749	—	15,749
SSAP No. 10R, Paragraph10.e.ii.a.	15,749	—	15,749
SSAP No. 10R, Paragraph10.e.ii.b.	—	—	23,600
SSAP No. 10R, Paragraph10.e.iii.	335	—	335

Total (10.e.i. + 10.e.ii. + 10.e.iii.)	$16,084	$—	$16,083

Used in SSAP No. 10R, Paragraph 10.d.:
Total Adjusted Capital			179,130
Authorized Control Level			853%

	Change
	Ordinary	Capital	Total

SSAP No. 10R, Paragraph 10.a.	$—	$—	$—
SSAP No. 10R, Paragraph 10.b. (the lesser of 10.b.i and 10.b.ii below)	(2,158)	—	(2,158)
SSAP No. 10R, Paragraph 10.b.i.	(2,158)	—	(2,158)
SSAP No. 10R, Paragraph 10.b.ii	—	—	1,939
SSAP No. 10R, Paragraph 10.c.	137	—	137

Total (paragraph 10.a. + 10.b. + 10.c.)	$(2,021)	$—	$(2,020)

SSAP No. 10R, Paragraph 10.e.i.	$—	$—	$—
SSAP No. 10R, Paragraph10.e.ii. (the lesser of 10.e.ii.a. and 10.e.ii.b. below)	(3,889)	—	(3,889)
SSAP No. 10R, Paragraph10.e.ii.a.	(3,889)	—	(3,889)
SSAP No. 10R, Paragraph10.e.ii.b.	—	—	2,909
SSAP No. 10R, Paragraph10.e.iii.	137	—	137

Total (10.e.i. + 10.e.ii. + 10.e.iii.)	$(3,752)	$—	$(3,752)

Used in SSAP No. 10R, Paragraph 10.d.:
Total Adjusted Capital			(871)
Authorized Control Level			-17%

30

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The following table provides information about the admitted DTA, admitted assets, statutory surplus and total capital in the risk based calculation resulting from the calculation in paragraph 10a, 10b, 10c of SSAP No. 10R, and the increased amount of DTAs, admitted assets and surplus as a result of the application of paragraph 10.e. of SSAP No. 10R.

	2010
(in thousands of dollars)	Ordinary	Capital	Total

SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$5,683	$—	$5,683
Admitted Assets	—	—	13,201,497
Adjusted Statutory Capital and Surplus*	—	—	176,731
Total Adjusted Capital from DTAs	—	—	178,259

Increases due to SSAP No. 10R, Paragraph 10.e.
Admitted Deferred Tax Assets	$6,649	$—	$6,649
Admitted Assets	6,649	—	6,649
Statutory Surplus	6,649	—	6,649

	2009
	Ordinary	Capital	Total

SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$7,704	$—	$7,704
Admitted Assets	—	—	13,316,534
Adjusted Statutory Capital and Surplus*	—	—	157,337
Total Adjusted Capital from DTAs	—	—	179,130

Increases due to SSAP No. 10R, Paragraph 10.e.
Admitted Deferred Tax Assets	$8,380	$—	$8,380
Admitted Assets	8,380	—	8,380
Statutory Surplus	8,380	—	8,380

	Change
	Ordinary	Capital	Total

SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted Deferred Tax Assets	$(2,020)	$—	$(2,020)
Admitted Assets	—	—	(115,036)
Adjusted Statutory Capital and Surplus*	—	—	19,394
Total Adjusted Capital from DTAs	—	—	(871)

Increases due to SSAP No. 10R, Paragraph 10.e.
Admitted Deferred Tax Assets	$(1,731)	$—	$(1,731)
Admitted Assets	(1,731)	—	(1,731)
Statutory Surplus	(1,731)	—	(1,731)

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, Paragraph 10.b.ii

31

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The impact of Tax Planning Strategies includes:

	2010
	Ordinary	Capital	Total

Adjusted Gross DTAs
(% of Total Adjusted Gross DTAs)	0.0%	3.8%	3.8%
Net Admitted Adjusted Gross DTAs
(% of Total Net Admitted Adjusted Gross DTAs)	0.0%	0.0%	0.0%
The Company is currently recognizing all deferred tax liabilities.
Current income taxes incurred consist of the following major components:
(in thousands of dollars)

Description	2010	2009	2008
Current income tax expense ( benefit ) — operations	$(12,477)	$(6,684)	$(22,614)
Current income tax expense ( benefit ) — capital gains	(1,227)	(998)	(560)

Federal income taxes incurred	$(13,704)	$(7,682)	$(23,174)

32

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2010	2009	Change
Deferred Tax Assets:
Ordinary:
Life insurance reserves	$12,246	$12,876	$(630)
Deferred acquisition costs	20,997	26,287	(5,290)
Nonadmitted assets	454	292	162
Compensation and benefits accrual	390	581	(191)
Tax credit carryforward	2,834	2,834	0
Other	57	116	(59)

Subtotal	36,978	42,986	(6,008)
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted Deferred Tax Assets	24,647	26,901	(2,255)

Admitted Ordinary Deferred Tax Assets	$12,331	$16,085	$(3,753)

Capital:
Unrealized losses	$—	$—	$—
Bond write-downs	1,207	1,933	(726)
Partnerships	260	318	(57)

Subtotal	1,467	2,251	(783)
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted Deferred Tax Assets	1,467	2,251	(783)

Admitted Capital Deferred Tax Assets	$—	$—	$—

Admitted Deferred Tax Assets	$12,331	$16,085	$(3,753)

(in thousands of dollars)	2010	2009	Change
Deferred Tax Liabilities:
Ordinary:
Market discount on bonds	$471	$335	$136
Depreciation/amortization	1	—	1
Other	—	—	—

Total Deferred Tax Liabilities	$472	$335	$137

Capital:
Investments	$—	$—	$—
Other	—	—	—

Total Capital Deferred Tax Liabilities	$—	$—	$—

Total Deferred Tax Liabilities	$472	$335	$137

Net Admitted Deferred Tax Assets/Liabilities	$11,859	$15,750	$(3,891)

33

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The change in net deferred income taxes is composed of the following:

(in thousands of dollars)	2010	2009	Change
Total deferred tax assets	$38,445	$45,236	$(6,791)
Total deferred tax liabilities	472	335	137

Net deferred tax asset	$37,973	$44,901	(6,928)

Tax effect of unrealized (gains) losses			—

Change in net deferred income tax (charge)/benefit			$(6,928)

Reconciliation of Federal Income Tax Rate to Actual Effective Rate
The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 35% to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2010	2009	2008
Provision computed at statutory rate	$(2,944)	$3,099	$(13,499)
Amortization of interest maintenance reserve	45	16	(80)
Separate accounts dividend received deduction	(1,870)	(1,747)	(1,061)
Ceding commission included in surplus	(1,058)	(1,290)	(1,888)
Nonadmitted assets	(163)	591	1,060
Other	(786)	(548)	3,206

Total	$(6,776)	$121	$(12,262)

Federal income tax incurred	$(12,477)	$(6,684)	$(22,614)
Tax on capital gains/(losses)	(1,227)	(998)	$(560)
Less: Change in net deferred income tax	6,928	7,803	10,912

Total statutory income taxes	$(6,776)	$121	$(12,262)

As of December 31, 2010 the Company did not have any operating loss carryforwards.
The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

Amount
2010	$—
2009	$—
2008	$—
Deposits admitted under IRC §6603	None

34

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The Company’s federal income tax return is consolidated with the following entities, with Zurich Holding Company of America, Inc. as the parent:

American Guarantee and Liability Insurance Company	Universal Underwriters of Texas Insurance Company
American Zurich Insurance Company	Universal Underwriters Service Corporation
Assurance Company of America	UUBVI, Limited
Colonial American Casualty & Surety Company	Vehicle Dealer Solutions, Inc.
Diversified Specialty Risk, Inc.	Zurich Agency Services, Inc.
Empire Fire and Marine Insurance Company	Zurich Alternative Asset Management, LLC
Empire Indemnity Insurance Company	Zurich American Insurance Company
Fidelity & Deposit Company of Maryland	Zurich American Insurance Company of Illinois
Maryland Casualty Company	Zurich American Corporation
Maryland Insurance Company	Zurich American Life Insurance Company of New York
Maunalua Associates, Inc.	Zurich CZI Management Holding, Ltd.
Northern Insurance Company of New York	Zurich E & S Insurance Brokerage, Inc.
South County Services Company Inc.	Zurich Finance (USA), Inc.
Steadfast Insurance Company	Zurich Global, Ltd.
The Zurich Services Corporation	Zurich Global Investment Management Inc.
Universal Underwriters Acceptance Corporation	Zurich Holding Company of America, Inc.
Universal Underwriters Insurance Company	Zurich Latin America Corporation
Universal Underwriters Insurance Services, Inc.	Zurich Realty, Inc.
Universal Underwriters Life Insurance Company	Zurich Warranty Solutions, Inc.
A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.
The Company’s significant tax jurisdiction is U.S. Federal tax. The statutes of limitations for all tax returns through the year ended December 31, 2004 are closed. The examination of the consolidated group’s tax return for the tax years 2003 through 2004 was settled with the Appeals Division of Internal Revenue Service (“IRS”). Tax refunds related to the 2003/2004 Appeals settlement were approved by Joint Committee on Taxation and received in Q2 2010. The examination of the consolidated group’s tax returns for tax years 2005 and 2006 is currently before IRS Appeals. The 2005 and 2006 Separate account dividend received deduction disallowance attributable to the Company was fully conceded by the IRS in 2010. In October 2009, the IRS commenced its examination of tax years 2007 and 2008, which is scheduled to be completed by the end of June 2011. The Company believes the ultimate liability for the matters referred to above is not likely to have a material adverse affect on the Company’s financial position; however, it is possible the effect could be material to the Company’s results of operations for an individual future reporting period.

During the first quarter of 2011, ZHCA reached a settlement in principle with the Appeals Division of IRS with respect to tax years 2005 to 2006 and is in the process of determining additional taxes due for those years. The IRS completed its examination for the tax years 2007 and 2008, and on March 22, 2011 issued a Revenue Agent’s Report (“RAR”). ZHCA will protest certain disputed amounts by required due date and will seek resolution of the disputed tax matters through the Appeals Division of the IRS.

The Company did not accrue any interest and penalties related to income tax contingencies.

35

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
7.	Information Concerning Parent, Subsidiaries and Affiliates

The Company held no investments in parents, affiliates or subsidiaries as of the years ended December 31, 2010 and 2009. The Company has related party services agreements and reinsurance agreements.

At December 31, 2010 and 2009, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2010	2009
Zurich Insurance Company	$—	$31

Receivable from related party	$—	$31

Zurich Insurance Company — Bermuda Branch	$(16,064)	$(15,068)
Farmers New World Life Insurance Company	(247)	(669)
Universal Underwriters Life Insurance Company	(280)	—
Zurich American Insurance Company	(472)	(456)
Centre Group Holdings (US) Limited	(989)	(375)
ZFUS Services LLC	(1,818)	—

Payable to related party	$(19,870)	$(16,568)

Net payable to related party	$(19,870)	$(16,537)

For the years 2010, 2009 and 2008, the Company incurred the following amounts of expense in association with services provided by related parties:

(in thousands of dollars)	2010	2009	2008
Farmers New World Life Insurance Company	$2,523	$1,550	$1,273
Centre Group Holdings (US) Limited	3,374	956	1,183
ZFUS Services LLC	13,212	168	—

	$19,109	$2,674	$2,456

Services provided by affiliated companies include, but are not limited to, management, administrative and general services, data processing, financial services, investment services, investment advisory, investment accounting and financial reporting. Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.
The Company has no guarantees or undertakings for the benefit of an affiliate that would result in a material contingent exposure.

36

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
8.  Life Reserves
Reserves for Life Contracts and Deposit-Type Contracts
The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. The Company reserves for surrender values promised in excess of the legally computed reserves.
Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding, in addition, one half of the net valuation premium for the modal period.
As of December 31, 2010 and 2009, the Company had $769,000 and $663,000, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the IDOI and related reserves of $7,000 and $6,000, respectively.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.
For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
Variable Annuities with Guaranteed Living Benefits
The Company’s variable annuities with guaranteed living benefits at December 31, 2010 and 2009 are as follows:

	Guaranteed Living Benefits
	Subjected	Amount of	Reinsurance
	Account	Reserve	Reserve
(in thousands of dollars)	Value	Held-Net	Credit
Benefit and Type of Risk
December 31, 2010
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$1,605,369	$24,632	$1,104,045
December 31, 2009
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$1,645,737	$26,941	$1,159,315
Note: GRIB base is greatest of account value, greatest anniversary value or net deposits accumulated at 5%.
Effective December 31, 2009, the Company adopted the Actuarial Guideline XLIII reserve basis. This change in reserve methodology was included in the Company’s Life and annuity reserves as shown on page 3 of these financial statements with no impact to the net retained reserve. The December 31, 2010 reserves for GMDB and GRIB meet the requirements of Actuarial Guideline XLIII. The Company also calculates the GMDB and GRIB reserves using the Actuarial Guideline XXXIII/Actuarial Guideline XXXIV reserve basis, and holds the higher of the two reserves basis in Exhibit 5 of the Annual Statement.

37

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
     Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics
Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2010 and 2009 were as follows:

	2010		2009
		Percentage		Percentage
(in thousands of dollars)	Amount	of Total	Amount	of Total
Subject to discretionary withdrawal
With fair value adjustment	$157,820	2.51%	$184,874	2.85%
At book value less current surrender charge of 5% or more	10,793	0.17%	20,583	0.32%
At fair value	2,730,578	43.46%	2,770,798	42.77%

Total with adjustment or at market value	$2,899,191	46.14%	$2,976,255	45.94%
At book value without adjustment (minimal or no charge or adjustment)	1,704,659	27.13%	1,736,115	26.80%
Not subject to discretionary withdrawal	1,678,959	26.73%	1,766,328	27.26%

Total	$6,282,809	100.00%	$6,478,698	100.00%

Reinsurance ceded	(3,213,807)		(3,377,588)

Net total	$3,069,002		$3,101,110

Reconciliation of total annuity actuarial reserves and deposit fund liabilities as of December 31, 2010 and 2009 were as follows:

(in thousands of dollars)	2010	2009
Life and accident and health annual statement
Annuities (excluding supplementary contracts)	$148,688	$149,584
Supplementary contracts with life contingencies	162,362	150,734
Liability for deposit-type contracts	3,126	4,047

Total annuity and deposit-type contracts	314,176	304,365

Separate accounts annual statement
Annuities (excluding supplementary contracts)	2,747,935	2,788,876
Supplementary contracts including life contingencies	3,688	3,788
Liability for deposit-type contracts	3,203	4,081

Total separate accounts	2,754,826	2,796,745

Total annuity actuarial reserves and deposit-type contract liabilities	$3,069,002	$3,101,110

38

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
9.	Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts and coinsurance contracts. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

PLICO

The initial ceding commission on the coinsurance agreement with PLICO was $120 million. This initial ceding commission was not transferred to the Company from PLICO, but rather was withheld from the investment assets transferred from the Company to PLICO as part of the transferred coinsurance assets. This initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus are being amortized into operations. Amortization of the initial ceding commission was approximately $1.3 million, $1.6 million and $2.3 million for the years ended December 31, 2010, 2009 and 2008, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $1.7 million, $2.1 million and $3.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

As part of the coinsurance agreement with PLICO (Note 1), most reinsurance agreements with outside reinsurers were novated to PLICO as part of the Purchase Agreement. As of December 31, 2010 and 2009, the Company’s separate account assets subject to the coinsurance agreement with PLICO were approximately $1.3 billion and $1.2 billion, respectively.

FNWL

The Company entered into a modified coinsurance agreement on December 1, 2003 with an affiliate, FNWL. FNWL is a Washington domiciled stock life insurance company. Initially, the Company assumed all existing non-qualified individual flexible payment fixed deferred (“NQ-FPDA”) and non-qualified individual single premium fixed deferred (“NQ-SPDA”) annuities from FNWL. In exchange, the Company paid an initial ceding commission of $36.5 million. No portion of the assets constituting the consideration was transferred to the Company. These assets consist principally of a portfolio of fixed income financial instruments. The values of these assets may fluctuate with changes in interest rates and other market conditions, and these fluctuations may be significant. The Company is at risk for such fluctuations. The reserve balances under this modified coinsurance agreement were approximately $665.7 million and $661.4 million as of December 31, 2010 and 2009, respectively. Subsequent new issues by FNWL of NQ-FPDA and NQ-SPDA annuities are assumed by the Company. In exchange, the Company receives all premiums and pays benefits to the policyholders relating to these contracts. The Company has a management and service agreement with FNWL to receive necessary services pursuant to this agreement.

39

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
FLA

As of December 31, 2010 and 2009, the reinsurance reserve credit from FLA related to fixed-rate annuity liabilities ceded to FLA amounted to approximately $139.5 million and $146.8 million, respectively.

Transamerica Re

The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 was ceded to Transamerica Re. As of December 31, 2010 and 2009, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $176.2 million and $188.0 million, respectively.

ZIC

On November 17, 2006, the Company entered into a reinsurance agreement (the “ZIC Agreement”) with ZIC, an affiliate. The Company ceded 100% of the net amounts at risk for GMDB and GRIB related to the Company’s DESTINATIONS contracts issued from May 1, 2000 through February 28, 2003. In accordance with Section 131.20a of the Illinois Insurance Code (the “Code”), the Company submitted Form D-1, reporting a proposed reinsurance contract and requested approval of the contract and the Form D-1 filing under Section 174 of the Code. In connection with the Form D-1 filing, the IDOI approved the transaction on November 3, 2006, as submitted by the Company, which incorporated pro forma accounting treatment including reserve credits proposed under the reinsurance contract. In addition the IDOI approved the reserve credit calculation methodology and the accounting as prescribed.

The Company’s most significant policy risks prior to the ZIC Agreement were the GMDB and GRIB risks. The net amount at risk for the GMDB is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For GRIB, the net amount at risk is defined as the current guaranteed annuitization benefit, in excess of the current account balance at the balance sheet date. As a result of the ZIC Agreement, the Company ceded $779,632,000 of GMDB net amount at risk and $752,181,000 of GRIB net amount at risk at December 31, 2010 and $951,931,000 of GMDB net amount at risk and $922,341,000 of GRIB net amount at risk at December 31, 2009.

The ceding premium paid to ZIC in exchange for reinsurance of GMDB and GRIB net amounts at risk for contracts issued after April 30, 2000 was $1,008,700,000. In addition, the ZIC Agreement called for the Company to pay interest of 5.25% on the initial ceding premium from September 1, 2006 until the effective date of the ZIC Agreement. The interest paid, in accordance with the ZIC Agreement, was $11,090,000.

On December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. Interest accrued from the effective date of the Amendment to December 23, 2008 at an annual rate of 5.25% was paid in the amount of $1,438 along with the premium on December 23, 2008.

Pursuant to the ZIC Agreement, ZIC established a security trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. At December 31, 2010 and December 31, 2009, 102% of the statutory reserve credit assumed by ZIC was $1,259,452,000 and $1,336,199,000, respectively. The associated letters of credit and trust asset balances at

40

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
December 31, 2010 and December 31, 2009, were $1,402,370,000 and $1,520,419,000, respectively.

ZIBB

The Company entered into a reinsurance treaty with ZIBB, an affiliate, in June 2002. A trust account (the “ZIBB Reinsurance Trust” or the “Trust”) was established as security for three reinsurance agreements which include the Second Amended and Restated Group Variable Life Program Yearly Renewable Term Reinsurance Agreement, the Second Amended and Restated Individual Variable Life Program Yearly Renewable Term Reinsurance Agreement and the Amended and Restated Group Variable Life Program 2000 Yearly Renewable Term Reinsurance Agreement. State Street Bank is the “Trustee”, and Fund Accountant and Custodian. At December 31, 2010 and December 31, 2009, reinsurance recoverables totaling approximately $271.5 million and approximately $305.9 million, respectively, were secured by the Trust, which was supported by cash and invested assets with a fair value of approximately $307.9 million and $339.5 million at December 31, 2010 and 2009, respectively.

As of December 31, 2010, 2009 and 2008, amounts associated with reinsurance assumed from affiliated insurance companies for life and annuity products were as follows:

(in thousands of dollars)	2010	2009	2008
Premiums assumed from affiliated insurance companies	$43,590	$26,937	$26,372

Benefits assumed from affiliated insurance companies	$62,681	$61,715	$80,102

As of December 31, 2010, 2009 and 2008, amounts associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life and annuity products were as follows:

(in thousands of dollars)	2010	2009	2008
Reserves ceded to affiliated insurance companies	$1,249,378	$1,323,721	$1,369,435
Reserves ceded to unaffiliated insurance companies	2,440,524	2,557,450	2,823,148

Total reserves ceded	$3,689,902	$3,881,171	$4,192,583

Premiums ceded to affiliated insurance companies	$199,104	$186,753	$179,701
Premiums ceded to unaffiliated insurance companies	86,696	93,728	101,691

Total premiums ceded	$285,800	$280,481	$281,392

Benefits ceded to affiliated insurance companies	$265,294	$361,225	$229,250
Benefits ceded to unaffiliated insurance companies	422,733	596,179	730,897

Total benefits ceded	$688,027	$957,404	$960,147

41

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Such amounts related to life insurance in force at December 31, 2010 and 2009 were as follows:

(in thousands of dollars)	2010	2009
Direct and assumed	$60,135,263	$61,457,731

Ceded to
Affiliated insurance companies	$48,740,781	$49,675,048
Unaffiliated insurance companies	2,006,169	2,166,212

Total ceded	$50,746,950	$51,841,260

10.	Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the IDOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the IDOI. Due to the fact that statutory unassigned surplus is also negative, the Company cannot pay a regular dividend in 2011. No cash dividends were paid in 2010 or 2009.

11.	Retirement Plans and Other Postretirement Benefit Plans

Consolidated/Holding Company Plans

In 2004, the Company began participating in a qualified, non-contributory defined benefit pension plan, which is sponsored by an affiliated entity, Farmers Group, Inc. (“FGI”). Effective January 1, 2009 the Company transitioned to a Cash Balance Program. However, vested employees who were age 40 and over or who had 10 or more years of service as of December 31, 2008 were “grandfathered” in the previous Pension Program. This approach helps employees closer to retirement to maintain the full value of their anticipated pension benefit. Benefits under the Pension Program are based on an employee’s years of service and compensation during the last five years of employment. The FGI funding policy is to make sufficient contributions to the pension plan to fully provide for employees’ benefits at the time of retirement. Under the Cash Balance Program, FGI makes regular contributions to the employee’s account. The amount of these contributions is based on a percentage of an employee’s base pay and will vary depending on an employee’s age and length of service.

In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

The Company has no legal obligation for benefits under these plans. FGI charges the affiliate, FNWL, an allocated share of such contributions based on characteristics of the population of plan participants. These charges are then included in the overhead and administrative charges paid by the Company to FNWL. The Company has no pension plan liability as of December 31, 2010 and 2009. The Company’s share of pension costs was approximately $311,000, $428,000 and $350,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

42

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Defined Contribution Plans

Effective January 1, 2009 the Company transitioned from a deferred profit sharing plan to a 401(k) Savings Plan which includes a dollar-for-dollar Company match up to 6% of employees’ earned base pay. All employees, including new hires, are vested in the 401(k) Savings Plan immediately. The cost to the Company for the 401(k) Savings Plan is included in the overhead and administrative charges paid by the Company to FNWL. Additionally, the Company’s contribution to the newly adopted 401K Savings Plan totaled $143,000 and $198,000 for the year ended December 31, 2010 and 2009, respectively.

12.	Separate Accounts

General Nature and Characteristics of Separate Accounts Business

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group, variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders.

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the Separate Accounts are carried at current market value, which is based on upon the closing bid price, net asset value. The negative liability for transfers to Separate Accounts due or accrued represents the Commissioners Annuity.

The assets and liabilities of the Separate Accounts are carried at fair value, which is based upon the net asset value, at December 31, 2010 and 2009.

The Company has marketed non-registered individual and group variable BOLI contracts and a series of individual variable life contracts. The Company received approximately $2.1 million, $0.5 million and $6.5 million of renewal premium on existing BOLI contracts during 2010, 2009 and 2008, respectively. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The BOLI products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company related to the BOLI products. No commissions are paid on BOLI product sales.

43

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
Separate accounts fees and miscellaneous income were comprised of the following for the years ended December 31, 2010, 2009 and 2008:

(in thousands of dollars)	2010	2009	2008
Separate accounts fees on non-BOLI variable life and annuities	$13,569	$15,272	$20,650
BOLI cost of insurance charges and fees[1]	197,951	184,659	167,225
BOLI tax benefits[2]	(845)	(1,058)	(1,058)

Total separate accounts fees and miscellaneous income	$210,675	$198,873	$186,817

(1)	The Company ceded approximately $199.1 million, $186.8 million and $169.7 million of such charges, as a reduction to premiums, to a Zurich affiliated company, ZIBB, during 2010, 2009 and 2008, respectively.

(2)	The Company paid approximately $0.8 million, $1.1 million and $1.1 million in DAC tax allowances to ZIBB in 2010, 2009 and 2008, respectively, for certain contracts in which the DAC tax loads received by the Company are collected over time as opposed to receiving the entire load up front.
Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.
Information regarding the reserves included in the separate accounts of the Company as of December 31, 2010 were as follows:

	Nonindexed	Nonindexed
	Guarantee	Guarantee	Nonguaranteed
	Less Than/	More	Separate
(in thousands of dollars)	Equal to 4%	Than 4%	Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2010	$241	$—	$48,928	$49,169

Reserves at December 31, 2010	$16,417	$938	$12,546,101	$12,563,456

For accounts with assets at:
Market value	$16,417	$938	$12,546,101	$12,563,456

Total reserves	$16,417	$938	$12,546,101	$12,563,456

By withdrawal characteristics:
With market value adjustment	$16,417	$938	$—	$17,355
At market value	—	—	12,546,101	12,546,101

Total	$16,417	$938	$12,546,101	$12,563,456

44

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009
The following is a reconciliation of net transfers from the Company’s separate accounts for the years ended December 31, 2010, 2009 and 2008:

(in thousands of dollars)	2010	2009	2008
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$112,140	$111,727	$160,784
Transfers from separate accounts	(548,403)	(1,450,570)	(1,139,512)

Net transfers from separate accounts	$(436,263)	$(1,338,843)	$(978,728)

Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(55,816)	(43,320)	(12,700)
Change in termination value of separate accounts	(2,651)	(11,177)	(38,745)
Separate accounts trading gain (loss)	37	69	(890)
SVP Surrender	(1,039)	(5,419)	—
Transfers required to support benefits	(2,780)	(4,385)	(2,172)
Terminated policy refunds	255	1,530	2,858
Funding of MVA Settlement	(1,233)	4,591	—
Ceded transfers	(1,558)	—	4,299
Other	—	(1,090)	(117)

Net transfers from separate accounts as reported in the statement of operations	$(501,048)	$(1,398,044)	$(1,026,195)

13.	Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an investment property, including environmental claims over a period of 20 years and income tax liability claims over a period of 7 years. The maximum liability exposure under this guaranty would not exceed $4,000,000. The Company was fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. The insurance expired in 2007. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction. While the Company currently has not experienced any claims, including environmental claims or threatened environmental claims related to this transaction, it is reasonably possible that the results of ongoing environmental studies or other factors could alter this expectation and may require recording of a liability and cause the Company future cash outlays. The extent or amount of such events, if any, cannot be estimated with certainty at this time. However, management expects this to have no material impact on the results of operations, financial position or liquidity for the years ended December 31, 2010, 2009 and 2008.

45

Zurich American Life Insurance Company
Notes to Statutory Financial Statements
December 31, 2010 and 2009

Rent paid, including allocations of rent from third-party administrators, was approximately $448,000, $546,000 and $542,000 for the years ended December 31, 2010, 2009 and 2008 respectively.

The three year sublease term for Bellevue, WA, administrative office ended as of August 31, 2010. The new administrative office is located in Jersey City, NJ. The lease agreement for this office commenced on May 1, 2010, for a term of 12 months renewable with 60-day notice from end date. It was renewed for another 12 months period, starting on April 1, 2011, with automatic renewal for successive periods equal to the current term.

14.	Subsequent Events

As of April 30, 2011, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying financial statements that would have a material effect on the financial condition of the Company.

46

SUPPLEMENTAL SCHEDULES

Zurich American Life Insurance Company
Supplemental Schedule of Assets and Liabilities
December 31, 2010
The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

2010
Investment income earned
U. S. government bonds	$904,381
Other bonds (unaffiliated)	20,472,496
Contract loans	3,339,273
Cash, cash equivalents and short-term investments	56,275
Other invested assets	(16,893)
Aggregate write-ins for investment income	573,975

Gross investment income	$25,329,507

2010
Bonds and short-term investments, by class and maturity
Bonds by maturity — statement value
Due within 1 year or less	$57,896,797
Over 1 year through 5 years	242,050,260
Over 5 years through 10 years	97,359,847
Over 10 years through 20 years	7,207,099
Over 20 years	45,908,343

Total by maturity	$450,422,346

Bonds by class — statement value
Class 1	$378,759,815
Class 2	57,323,648
Class 3	4,086,341
Class 4	6,286,933
Class 5	3,965,421
Class 6	188

Total by class	$450,422,346

Total bonds publicly traded	$411,251,580

Total bonds privately traded	$39,170,766

Short-term investments — book value	$13,659,361

Cash on deposit	$6,535,422

48

Zurich American Life Insurance Company
Supplemental Schedule of Assets and Liabilities
December 31, 2010

Life insurance in force
Industrial	$—

Ordinary	$—

Credit life	$—

Group life	$9,387,995,000

Amount of additional accidental death benefits in force under ordinary policies	$200,000

Supplemental contracts in force
Ordinary — not involving life contingencies
Amount on deposit	$—

Income payable	$14,937,060

Ordinary — involving life contingencies
Income payable	$46,336,244

Group — not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group — involving life contingencies
Income payable	$—

Annuities
Ordinary
Immediate — amount of income payable	$—

Deferred — fully paid — account balance	$256,547,861

Deferred — not fully paid — account balance	$2,648,037,713

Group
Amount of income payable	$—

Fully paid — account balance	$—

Not fully paid — account balance	$1,632,860,569

Deposit funds and dividend accumulations
Deposit funds — account balance	$21,101,134

Dividend accumulations — account balance	$—

49

Zurich American Life Insurance Company
Supplemental Summary Investment Schedule
December 31, 2010
The Company’s gross investment holdings as filed with the 2010 Annual Statement are $522,867,120.

			Admitted Assets as
	Gross		Reported in the
	Investment Holdings		Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
2010
Bonds
U.S. treasury securities	$35,551,314	6.80%	$35,551,314	6.80%
U.S. government agency obligations
Issued by U.S. government sponsored agencies	9,710,283	1.86%	9,710,283	1.86%
Foreign government (including Canada, excluding mortgage-backed securities)	1,352,252	0.26%	1,352,252	0.26%
Securities issued by states, territories and possessions and political subdivisions in the U.S.	1,729,448	0.33%	1,729,448	0.33%
Political subdivisions of state, territories and possessions general obligations	4,033,599	0.77%	4,033,599	0.77%
Revenue and assessment obligations	7,053,000	1.35%	7,053,000	1.35%
Mortgage-backed securities
Pass-through securities
Guaranteed by GNMA	2,179,659	0.42%	2,179,659	0.42%
Issued by FNMA and FHLMC	6,010,724	1.15%	6,010,724	1.15%
CMOs and REMICs
Issued by FNMA and FHLMC	12,566,110	2.40%	12,566,110	2.40%
Alll other privately issued	127,270,953	24.34%	127,270,953	24.34%
Other debt and other fixed income securities (excluding short-term)
Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)	187,222,049	35.81%	187,222,049	35.81%
Unaffiliated foreign securities	42,083,600	8.05%	42,083,600	8.05%
Contract loans	65,909,086	12.61%	65,909,086	12.61%
Cash, cash equivalents and short-term investments	20,194,782	3.86%	20,194,782	3.86%
Other invested assets	261	0.00%	261	0.00%

Total invested assets	$522,867,120	100.00%	$522,867,120	100.00%

50

Zurich American Life Insurance Company
Supplemental Investment Risks Interrogatories
December 31, 2010
The Company’s total admitted assets, excluding separate account assets, as filed in the 2010 Annual Statement were $617,147,175.
The Company’s 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

		Percentage
		of Total
		Admitted
Investments	Amount	Assets
Credit Suisse Group AG	$17,813,323	2.89%
FGCI POOL# E86435	16,441,237	2.66%
Morgan Stanley Prime Money Market	13,659,360	2.21%
Bear Stearns Commercial Mortgage	11,888,715	1.93%
LB-UBS Commercial Mortgage Trust	11,012,088	1.78%
Wachovia Bank Commercial Mortgage	10,066,118	1.63%
Greenwich Capital Commercial Finance	8,585,856	1.39%
General Electric Co	8,383,047	1.36%
JP Morgan Chase Commercial Mortgage	8,039,058	1.30%
Citigroup Inc	7,962,833	1.29%
The amounts and percentages of the Company’s total admitted assets held in bonds and preferred stocks by NAIC rating are as follows:

	Bonds			Preferred Stocks
	Amount	Percentage		Amount	Percentage
NAIC — 1	$378,759,815	61.37%	P/RP-1	$—	0.00%
NAIC — 2	57,323,648	9.29%	P/RP-2	—	0.00%
NAIC — 3	4,086,341	0.66%	P/RP-3	—	0.00%
NAIC — 4	6,286,933	1.02%	P/RP-4	—	0.00%
NAIC — 5	3,965,421	0.64%	P/RP-5	—	0.00%
NAIC — 6	188	0.00%	P/RP-6	—	0.00%

	$450,422,346			$—

51

Zurich American Life Insurance Company
Supplemental Investment Risks Interrogatories
December 31, 2010
The Company holds admitted assets in foreign investments of $36,840,833 or 5.97% of total admitted assets.
The amounts and percentages of the Company’s total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

		Percentage of
		Total Admitted
	Amount	Assets
Countries rated NAIC — 1	$36,840,833	5.97%
Countries rated NAIC — 2	—	0.00%
Countries rated NAIC — 3 or below	—	0.00%
The Company’s two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Percentage of
		Total Admitted
	Amount	Assets
Countries Rated NAIC — 1:
Great Britain	$9,443,896	1.53%
Luxembourg	5,305,423	0.86%
Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure.
The Company’s 10 largest non-sovereign foreign issues and related percentages of total admitted assets are listed below:

2010			Percentage
NAIC			Total
Rating		Amount	Assets
1Z	BARCLAYS PLC	$2,643,180	0.43%
1Z	CODELCO INC	2,497,069	0.40%
1FE	ANZ NATL BANK INTL LTD	2,398,017	0.39%
1FE	UBS AG STAMFORD CT	2,083,206	0.34%
1FE	ROYAL BK OF SCOTLAND	1,961,141	0.32%
1FE	BHP BILLITON FINANCE	1,870,117	0.30%
2FE	HBOS PLC	1,744,180	0.28%
1Z	CREDIT SUISSE NEW YORK	1,633,819	0.26%
1FE	ENEL FINANCE INTERNATION	1,498,603	0.24%
1FE	TELEFONCIA SA	1,472,092	0.24%
The Company does have Canadian investments of $6,595,020 or 1.07% of total admitted assets, which is below the threshold of 2.5%.

52

Zurich American Life Insurance Company
Supplemental Investment Risks Interrogatories
December 31, 2010
Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.
Question 13 is not applicable as the Company does not hold any equity interests.
Question 14 is not applicable as the Company does not hold any investments in nonaffiliated, privately placed equity securities.
Question 15 is not applicable as the Company does not hold any investments in general partnership interests.
Questions 16 and 17 are not applicable as the Company does not hold any mortgage loans.
Question 18 is not applicable as the Company does not hold any real estate investments.
Question 19 is not applicable as the Company does not hold any investments in mezzanine real estate loans.
Question 20, the Company holds the following amounts in securities lending arrangements as of:

		Percentage of
		Total Admitted
Date	Amount	Assets
March 31, 2010 (unaudited)	$862,762	Not Applicable
June 30, 2010 (unaudited)	—	Not Applicable
September 30, 2010 (unaudited)	—	Not Applicable
December 31, 2010	—	0.00%
Question 21 is not applicable as the Company does not hold any warrants not attached to other financial instruments, options, caps or floors.
Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

53

APPENDIX A

STATE PREMIUM TAX CHART

Rate of Tax
State	Qualified Plans	Non-Qualified Plans
California	0.50%*	2.35%*
Maine	0%	2.00%
Nevada	0%	3.50%
Puerto Rico	0%	3.00%
South Dakota	0%	1.25%**
West Virginia	1.00%	1.00%
Wyoming	0%	1.00%

*	Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.
**	In South Dakota, we pay a 1.25% premium tax on the first $500,000 for each Non-Qualified Plan Contract and a 0.08% premium tax on any premium amount thereafter.

A-1

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Information for the least and most expensive combinations are shown in the Prospectus under the heading “Condensed Financial Information”.

Optional Benefits	Annual Expense
Guaranteed Minimum Death Benefit	0.15%
Earnings Based Death Benefit	0.20%
Guaranteed Retirement Income Benefit—10 year	0.30%
Guaranteed Retirement Income Benefit—7 year	0.40%

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.45%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$49.390	$33.953	$63.974	$54.113	$52.208	$47.274	$45.462	$34.123	$51.663
Accumulation unit value at end of period	$55.202	$49.390	$33.953	$63.974	$54.113	$52.208	$47.274	$45.462	$34.123
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.791	$19.922	$48.534	$37.430	$34.475	$31.845	$28.58	$19.618	$28.248
Accumulation unit value at end of period	$35.057	$29.791	$19.922	$48.534	$37.43	$34.475	$31.845	$28.58	$19.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$43.567	$30.375	$57.711	$49.942	$42.214	$36.639	$31.888	$22.726	$31.252
Accumulation unit value at end of period	$53.807	$43.567	$30.375	$57.711	$49.942	$42.214	$36.639	$31.888	$22.726
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.286	$5.400	$8.376	$8.503	$7.367	$7.143	$6.414	$5.03	$6.329
Accumulation unit value at end of period	$7.073	$6.286	$5.400	$8.376	$8.503	$7.367	$7.143	$6.414	$5.03
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	2	3	1	1
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.125	$7.723	$10.700	$11.445	$9.785	$9.451	$8.386	$6.597	$7.659
Accumulation unit value at end of period	$10.202	$9.125	$7.723	$10.700	$11.445	$9.785	$9.451	$8.386	$6.597
Number of accumulation units outstanding at end of period (000’s omitted)	8	8	9	9	9	9	8	6	6
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.599	$11.776	$26.433	$20.719	$15.861	$12.577	$10.214	$7.252	$8.32
Accumulation unit value at end of period	$19.469	$17.599	$11.776	$26.433	$20.719	$15.861	$12.577	$10.214	$7.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.654	$9.486	$16.160	$16.172	$15.236	$14.189	$12.602	$10	N/A
Accumulation unit value at end of period	$15.835	$12.654	$9.486	$16.160	$16.172	$15.236	$14.189	$12.602	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.380	$18.491	$28.608	$26.929	$20.016	$24.493	$23.396	$18.836	$26.895
Accumulation unit value at end of period	$27.592	$24.380	$18.491	$28.608	$26.929	$25.016	$24.493	$23.396	$18.836
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.218	$15.744	$15.848	$13.605	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.218	$15.744	$15.848	$13.605	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.981	$7.356	$8.967	$8.733	$8.46	$8.365	$8.053	$7.776	$7.328
Accumulation unit value at end of period	$8.401	$7.981	$7.356	$8.967	$8.733	$8.46	$8.365	$8.053	$7.776
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.009	$16.000	$24.220	$21.825	$20.401	$18.995	$17.846	$14.268	$20.441
Accumulation unit value at end of period	$23.018	$20.009	$16.000	$24.220	$21.825	$20.401	$18.995	$17.846	$14.268
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	0
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.012	$7.572	$12.452	$12.465	$11.129	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.290	$10.012	$7.572	$12.452	$12.465	$11.129	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.347	$10.142	$19.868	$17.591	$14.173	$12.377	$10.776	$8.557	$10.635
Accumulation unit value at end of period	$13.370	$13.347	$10.142	$19.868	$17.591	$14.173	$12.377	$10.776	$8.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.329	$6.024	$8.410	$8.139	$7.489	$7.285	$6.921	$5.953	$7.12
Accumulation unit value at end of period	$8.036	$7.329	$6.024	$8.410	$8.139	$7.489	$7.285	$6.921	$5.953
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	0	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.315	$1.239	$1.558	$1.517	$1.476	$1.465	$1.422	$1.372	$1.289
Accumulation unit value at end of period	$1.381	$1.315	$1.239	$1.558	$1.517	$1.476	$1.465	$1.422	$1.372
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	1	0
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.036	$1.597	$3.165	$2.751	$2.223	$1.969	$1.69	$1.32	$1.548
Accumulation unit value at end of period	$2.227	$2.036	$1.597	$3.165	$2.751	$2.223	$1.969	$0.69	$1.32
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.233	$1.746	$2.661	$2.620	$2.125	$1.955	$1.574	$1.124	$1.287
Accumulation unit value at end of period	$2.709	$2.233	$1.746	$2.661	$2.62	$2.125	$1.955	$1.574	$1.124
Number of accumulation units outstanding at end of period (000’s omitted)	35	33	33	30	30	30	24	10	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.694	$2.529	$2.445	$2.341	$2.28	$2.255	$2.205	$2.188	$2.054
Accumulation unit value at end of period	$2.831	$2.694	$2.529	$2.445	$2.341	$2.28	$2.255	$2.205	$2.188
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	27	28	47	43
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.568	$6.210	$8.282	$8.323	$7.643	$7.464	$6.736	$5.483	$5.58
Accumulation unit value at end of period	$9.628	$8.568	$6.210	$8.282	$8.323	$7.643	$7.464	$6.736	$5.483
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.114	$1.711	$2.729	$2.447	$2.151	$2.14	$1.972	$0.509	$1.801
Accumulation unit value at end of period	$2.308	$2.114	$1.711	$2.729	$2.447	$2.151	$2.14	$1.972	$1.509
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	2	3	2	3	2	2
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.812	$2.843	$2.810	$2.716	$2.632	$2.597	$2.611	$2.63	$2.632
Accumulation unit value at end of period	$2.772	$2.812	$2.843	$2.810	$2.716	$2.632	$2.597	$2.611	$2.63
Number of accumulation units outstanding at end of period (000’s omitted)	16	16	16	17	18	18	25	32	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.584	$1.143	$2.296	$2.194	$2.114	$2.003	$1.83	$1.397	$2.13
Accumulation unit value at end of period	$2.021	$1.584	$1.143	$2.296	$2.194	$2.114	$2.003	$1.83	$1.397
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	1	2	2
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.819	$0.518	$0.977	$0.867	$0.873	$0.854	$0.85	$1.397	$0.926
Accumulation unit value at end of period	$0.958	$0.819	$0.518	$0.977	$0.867	$0.873	$0.854	$0.85	$1.397
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	5	5	5	2	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.847	$21.095	$30.023	$26.372	$24.929	$24.306	$23.381	$20.106	$22.348
Accumulation unit value at end of period	$30.238	$26.847	$21.095	$30.023	$26.372	$24.929	$24.306	$23.381	$20.106
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	—	1	1	1	1
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$36.302	$27.138	$47.894	$41.322	$37.523	$32.552	$28.599	$22.585	$25.276
Accumulation unit value at end of period	$41.945	$36.302	$27.138	$47.894	$41.322	$37.523	$32.552	$28.599	$22.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.769	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06	$30.612
Accumulation unit value at end of period	$36.059	$31.769	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$41.775	$33.036	$63.439	$50.694	$48.13	$46.15	$45.291	$34.586	$50.202
Accumulation unit value at end of period	$51.133	$41.775	$33.036	$63.439	$50.694	$48.13	$46.15	$45.291	$34.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$136.023	$108.995	$175.516	$168.889	$148.045	$143.274	$131.408	$103.818	$135.465
Accumulation unit value at end of period	$154.223	$136.023	$108.995	$175.516	$168.889	$148.045	$143.274	$131.408	$103.818
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.491	$10.799	$15.029	$15.669	$13.572	$13.312	$12.167	$10	N/A
Accumulation unit value at end of period	$14.855	$12.491	$10.799	$15.029	$15.669	$13.572	$13.312	$12.167	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	0	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.111	$12.655	$19.167	$19.921	$17.275	$16.112	$13.21	$10	N/A
Accumulation unit value at end of period	$20.363	$16.111	$12.655	$19.167	$19.921	$17.275	$16.112	$13.21	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	0	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.238	$11.487	$13.128	$12.576	$11.787	$11.785	$10.89	$10	N/A
Accumulation unit value at end of period	$15.566	$14.238	$11.487	$13.128	$12.576	$11.787	$11.785	$10.89	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.942	$11.752	$11.081	$10.546	$10.285	$10.189	$9.99	$10	N/A
Accumulation unit value at end of period	$12.394	$11.942	$11.752	$11.081	$10.546	$10.285	$10.189	$9.99	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	2	0	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.539	$11.688	$11.058	$10.349	$10.254	$10.266	$9.971	$10	N/A
Accumulation unit value at end of period	N/A	$11.539	$11.688	$11.058	$10.349	$10.254	$10.266	$9.971	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	2	0	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.917	$15.563	$22.068	$20.018	$16.503	$14.436	$12.392	$10	N/A
Accumulation unit value at end of period	$20.877	$18.917	$15.563	$22.068	$20.018	$16.503	$14.436	$12.392	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	7	7	6	6	5	5	4	2	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.294	$10.699	$17.260	$16.922	$14.502	$13.307	$11.986	$10	N/A
Accumulation unit value at end of period	$14.571	$13.294	$10.699	$17.260	$16.922	$14.502	$13.307	$11.986	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	6	5	—	4	3	2	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.408	$16.698	$35.819	$28.219	$22.349	$17.792	$14.474	$10	N/A
Accumulation unit value at end of period	$32.926	$28.408	$16.698	$35.819	$28.219	$22.349	$17.792	$14.474	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.970	$12.958	$26.912	$19.671	$14.653	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$26.125	$21.970	$12.958	$26.912	$19.671	$14.653	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.129	$6.776	$4.67	$5.225
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.129	$6.776	$4.67
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	0	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$30.215	$25.18	$17.881	$16.102	$12.515	$12.968
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$30.215	$25.18	$17.881	$16.102	$12.515
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	0	0	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.210	$8.270	$14.221	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.442	$11.210	$8.270	$14.221	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$6.037	$4.806	$12.023	$15.682	$13.663	$13.087	$12.217	$10	N/A
Accumulation unit value at end of period	$6.564	$6.037	$4.806	$12.023	$15.682	$13.663	$13.087	$12.217	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.550	$10.767	$15.303	$13.881	$13.381	$12.552	$11.838	$10	N/A
Accumulation unit value at end of period	$14.064	$13.550	$10.767	$15.303	$13.881	$13.381	$12.552	$11.838	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.351	$14.155	$25.943	$27.865	$19.823	$17.604	$13.076	$10	N/A
Accumulation unit value at end of period	$21.257	$18.351	$14.155	$25.943	$27.865	$19.823	$17.604	$13.076	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$18.226	$16.088	$24.128	$20.291	$16.407	$14.246	$11.698	$10	N/A
Accumulation unit value at end of period	$19.097	$18.226	$16.088	$24.128	$20.291	$16.407	$14.246	$11.698	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.390	$8.336	$13.469	$13.002	$11.428	$11.099	$10.244	N/A	N/A
Accumulation unit value at end of period	$11.717	$10.390	$8.336	$13.469	$13.002	$11.428	$11.099	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.471	$8.705	$13.545	$12.442	$10.867	$10.774	$10.055	N/A	N/A
Accumulation unit value at end of period	$12.842	$11.471	$8.705	$13.545	$12.442	$10.867	$10.774	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.176	$8.6.35	$15.585	$13.487	$12.283	$11.216	$10.401	N/A	N/A
Accumulation unit value at end of period	$15.078	$12.176	$8.6.35	$15.585	$13.487	$12.283	$11.216	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$12.124	$9.067	$15.034	$14.828	$13.181	$11.42	$10.096	N/A	N/A
Accumulation unit value at end of period	$14.284	$12.124	$9.067	$15.034	$14.828	$13.181	$11.42	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$11.443	$9.077	$14.273	$14.350	$12.472	$11.528	$10.277	N/A	N/A
Accumulation unit value at end of period	$13.925	$11.443	$9.077	$14.273	$14.35	$12.472	$11.528	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.820	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.767	$16.820	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$15.214	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.065	$15.214	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.648	$21.880	$20.304	$16.878	$15.468	$13.257	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.648	$21.880	$20.304	$16.878	$15.468	$13.257	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0	N/A
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$12.109	$18.393	$18.214	$15.814	$14.69	$12.311	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.109	$18.393	$18.214	$15.814	$14.69	$12.311	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.592	$18.782	$20.202	$17.82	$17.48	$13.945	$10.404	$13.472
Accumulation unit value at end of period	N/A	N/A	$12.592	$18.782	$20.202	$17.82	$17.48	$13.945	$10.404
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$39.318	$31.685	$38.195	$35.058	$32.122	$30.186	$28.219	$25.101	$27.22
Accumulation unit value at end of period	$42.006	$39.318	$31.685	$38.195	$35.058	$32.122	$30.186	$28.219	$25.101
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	3	2	3
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.984	$22.405	$40.389	$33.577	$29.982	$27.082	$22.755	$17.087	$24.055
Accumulation unit value at end of period	$39.677	$31.984	$22.405	$40.389	$33.577	$29.982	$27.082	$22.755	$17.087
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.846	$16.998	$28.609	$25.219	$22.971	$22.345	$21.69	$16.704	$23.059
Accumulation unit value at end of period	$25.789	$22.846	$16.998	$28.609	$25.219	$22.971	$22.345	$21.69	$16.704
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.790	$14.341	$20.178	$19.103	$16.842	$15.532	$13.377	$10	N/A
Accumulation unit value at end of period	$21.367	$18.790	$14.341	$20.178	$19.103	$16.842	$15.532	$13.377	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.19	$17.716	$19.144	$15.936	$15.63	$13.43	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.190	$17.716	$19.144	$15.936	$15.63	$13.43	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.894	$20.551	$37.676	$34.868	$29.925	$28.676	$27.766	$22.718	$30.937
Accumulation unit value at end of period	$31.849	$27.894	$20.551	$37.676	$34.868	$29.925	$28.676	$27.766	$22.718
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.124	$8.532	$15.930	$14.195	$13.373	$12.937	$12.311	$10	N/A
Accumulation unit value at end of period	$14.284	$12.124	$8.532	$15.930	$14.195	$13.373	$12.937	$12.311	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	1	—	1	0	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.209	$13.256	$22.538	$21.556	$18.632	$16.572	$14.143	$10	N/A
Accumulation unit value at end of period	$20.767	$18.209	$13.256	$22.538	$21.556	$18.632	$16.572	$14.143	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.302	$2.660	$12.595	$12.839	$11.924	$11.859	$11.065	$10	N/A
Accumulation unit value at end of period	$3.725	$3.302	$2.660	$12.595	$12.839	$11.924	$11.859	$11.065	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.022	$9.528	$15.751	$15.343	$13.563	$13.013	$12.096	$10	N/A
Accumulation unit value at end of period	$13.725	$12.022	$9.528	$15.751	$15.343	$13.563	$13.013	$12.096	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	—	—	1	1	0	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.777	$11.693	$19.135	$19.688	$17.419	$16.106	$13.711	$10	N/A
Accumulation unit value at end of period	$19.137	$15.777	$11.693	$19.135	$19.688	$17.419	$16.106	$13.711	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.771	$8.262	$16.504	$15.791	$15.599	$14.131	$12.004	$10	N/A
Accumulation unit value at end of period	$13.501	$10.771	$8.262	$16.504	$15.791	$15.599	$14.131	$12.004	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$13.107	$11.229	$13.322	$12.338	$11.672	$11.554	$10.81	$10	N/A
Accumulation unit value at end of period	$14.828	$13.107	$11.229	$13.322	$12.338	$11.672	$11.554	$10.81	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	1	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.103	$4.924	$4.005	$5.756
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.103	$4.924	$4.005
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.614	$1.471	$1.125	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.614	$1.471	$1.125
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	0	—	—

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.45%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$49.39	$33.953	$63.974	$54.113	$52.208	$47.274	$45.462	$34.123	$51.663
Accumulation unit value at end of period	$55.202	$49.390	$33.953	$63.974	$54.113	$52.208	$47.274	$45.462	$34.123
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	0
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.791	$19.922	$48.534	$37.430	$34.475	$31.845	$28.58	$19.618	$28.248
Accumulation unit value at end of period	$35.057	$29.791	$19.922	$48.534	$37.43	$34.475	$31.845	$28.58	$19.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$43.567	$30.375	$57.711	$49.942	$42.214	$36.639	$31.888	$22.726	$31.252
Accumulation unit value at end of period	$53.807	$43.567	$30.375	$57.711	$49.942	$42.214	$36.639	$31.888	$22.726
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.286	$5.400	$8.376	$8.503	$7.367	$7.143	$6.414	$5.03	$6.329
Accumulation unit value at end of period	$7.073	$6.286	$5.400	$8.376	$8.503	$7.367	$7.143	$6.414	$5.03
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.125	$7.723	$10.700	$11.445	$9.785	$9.451	$8.386	$6.597	$7.659
Accumulation unit value at end of period	$10.202	$9.125	$7.723	$10.700	$11.445	$9.785	$9.451	$8.386	$6.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.599	$11.776	$26.433	$20.719	$15.861	$12.577	$10.214	$7.252	$8.32
Accumulation unit value at end of period	$19.469	$17.599	$11.776	$26.433	$20.719	$15.861	$12.577	$10.214	$7.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	1	1
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.654	$9.486	$16.160	$16.172	$15.236	$14.189	$12.602	$10	N/A
Accumulation unit value at end of period	$15.835	$12.654	$9.486	$16.160	$16.172	$15.236	$14.189	$12.602	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.38	$18.491	$28.608	$26.929	$25.016	$24.493	$23.396	$18.836	$26.895
Accumulation unit value at end of period	$27.592	$24.380	$18.491	$28.608	$26.929	$25.016	$24.493	$23.396	$18.836
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	$17.218	$17.218	$17.218	$15.744	$15.848	$13.605	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.218	$15.744	$15.848	$13.605	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.981	$7.356	$8.967	$8.733	$8.46	$8.365	$8.053	$7.776	$7.328
Accumulation unit value at end of period	$8.401	$7.981	$7.356	$8.967	$8.733	$8.46	$8.365	$8.053	$7.776
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	1
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$20.009	$16.000	$24.220	$21.825	$20.401	$18.995	$17.846	$14.268	$20.441
Accumulation unit value at end of period	$23.018	$20.009	$16.000	$24.220	$21.825	$20.401	$18.995	$17.846	$14.268
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.012	$7.572	$12.452	$12.465	$11.129	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.290	$10.012	$7.572	$12.452	$12.465	$11.129	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.347	$10.142	$19.868	$17.591	$14.173	$12.377	$10.776	$8.557	$10.635
Accumulation unit value at end of period	$13.370	$13.347	$10.142	$19.868	$17.591	$14.173	$12.377	$10.776	$8.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	1
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.829	$5.613	$7.836	$7.583	$6.978	$6.787	$6.448	$5.547	$6.634
Accumulation unit value at end of period	$7.487	$6.829	$5.613	$7.836	$7.583	$6.978	$6.787	$6.448	$5.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.315	$1.239	$1.558	$1.517	$1.476	$1.465	$1.422	$1.372	$1.289
Accumulation unit value at end of period	$1.381	$1.315	$1.239	$1.558	$1.517	$1.476	$1.465	$1.422	$1.372
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.036	$1.597	$3.165	$2.751	$2.223	$1.969	$1.69	$1.32	$1.548
Accumulation unit value at end of period	$2.227	$2.036	$1.597	$3.165	$2.751	$2.223	$1.969	$1.69	$1.32
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.233	$1.746	$2.661	$2.620	$2.125	$1.955	$1.574	$1.124	$1.287
Accumulation unit value at end of period	$2.709	$2.233	$1.746	$2.661	$2.62	$2.125	$1.955	$1.574	$1.124
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	7	7	7	11
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.694	$2.529	$2.445	$2.341	$2.28	$2.255	$2.205	$2.188	$2.054
Accumulation unit value at end of period	$2.831	$2.694	$2.529	$2.445	$2.341	$2.28	$2.255	$2.205	$2.188
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.347	$6.049	$8.068	$8.108	$7.446	$7.271	$6.562	$5.342	$5.436
Accumulation unit value at end of period	$9.380	$8.347	$6.049	$8.068	$8.108	$7.446	$7.271	$6.562	$5.342
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	1	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.114	$1.711	$2.729	$2.447	$2.151	$2.14	$1.972	$1.509	$1.801
Accumulation unit value at end of period	$2.308	$2.114	$1.711	$2.729	$2.447	$2.151	$2.14	$1.972	$1.509
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	1	0
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.812	$2.843	$2.810	$2.716	$2.632	$2.597	$2.611	$2.63	$2.632
Accumulation unit value at end of period	$2.772	$2.812	$2.843	$2.810	$2.716	$2.632	$2.597	$2.611	$2.63
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.584	$1.143	$2.296	$2.194	$2.114	$2.003	$1.83	$1.397	$2.13
Accumulation unit value at end of period	$2.021	$1.584	$1.143	$2.296	$2.194	$2.114	$2.003	$1.83	$1.397
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.819	$0.518	$0.977	$0.867	$0.873	$0.854	$0.85	$0.588	$0.926
Accumulation unit value at end of period	$0.958	$0.819	$0.518	$0.977	$0.867	$0.873	$0.854	$0.85	$0.588
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.847	$21.095	$30.023	$26.372	$24.929	$24.306	$23.381	$20.106	$22.348
Accumulation unit value at end of period	$30.238	$26.847	$21.095	$30.023	$26.372	$24.929	$24.306	$23.381	$20.106
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	0

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$36.302	$27.138	$47.894	$41.322	$37.523	$32.552	$28.599	$22.585	$25.276
Accumulation unit value at end of period	$41.945	$36.302	$27.138	$47.894	$41.322	$37.523	$32.552	$28.599	$22.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.769	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06	$30.612
Accumulation unit value at end of period	$36.059	$31.769	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$41.775	$33.036	$63.439	$50.694	$48.15	$46.15	$45.291	$34.586	$50.202
Accumulation unit value at end of period	$51.133	$41.775	$33.036	$63.439	$50.694	$48.13	$46.15	$45.291	$34.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$136.023	$108.995	$175.516	$168.889	$148.045	$143.274	$131.408	$103.818	$135.465
Accumulation unit value at end of period	$154.223	$136.023	$108.995	$175.516	$168.889	$148.045	$143.274	$131.408	$103.818
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.491	$10.799	$15.029	$15.669	$13.572	$13.312	$12.167	$10	N/A
Accumulation unit value at end of period	$14.855	$12.491	$10.799	$15.029	$15.669	$13.572	$13.312	$12.167	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.111	$12.655	$19.167	$19.921	$17.275	$16.112	$13.21	$10	N/A
Accumulation unit value at end of period	$20.363	$16.111	$12.655	$19.167	$19.921	$17.275	$16.112	$13.21	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.238	$11.487	$13.128	$12.576	$11.787	$11.785	$10.89	$10	N/A
Accumulation unit value at end of period	$15.566	$14.238	$11.487	$13.128	$12.576	$11.787	$11.785	$10.89	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.942	$11.752	$11.081	$10.546	$10.285	$10.189	$9.99	$10	N/A
Accumulation unit value at end of period	$12.394	$11.942	$11.752	$11.081	$10.546	$10.285	$10.189	$9.99	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.539	$11.688	$11.058	$10.349	$10.254	$10.266	$9.971	$10	N/A
Accumulation unit value at end of period	N/A	$11.539	$11.688	$11.058	$10.349	$10.254	$10.266	$9.971	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.917	$15.563	$22.068	$20.018	$16.503	$14.436	$12.392	$10	N/A
Accumulation unit value at end of period	$20.877	$18.917	$15.563	$22.068	$20.018	$16.503	$14.436	$12.392	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.294	$10.699	$17.260	$16.922	$14.502	$13.307	$11.986	$10	N/A
Accumulation unit value at end of period	$14.571	$13.294	$10.699	$17.260	$16.922	$14.502	$13.307	$11.986	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.408	$16.698	$35.819	$28.219	$22.349	$17.792	$14.474	$10	N/A
Accumulation unit value at end of period	$32.926	$28.408	$16.698	$35.819	$28.219	$22.349	$17.792	$14.474	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.97	$12.958	$26.912	$19.671	$14.653	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$26.125	$21.970	$12.958	$26.912	$19.671	$14.653	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.129	$6.776	$4.67	$5.225
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.129	$6.776	$4.67
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	1	1	1

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$30.215	$25.18	$17.881	$16.102	$12.515	$12.968
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$30.215	$25.18	$17.881	$16.102	$12.515
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	0
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.210	$8.270	$14.221	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.442	$11.210	$8.270	$14.221	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$6.037	$4.806	$12.023	$15.682	$13.663	$13.087	$12.217	$10	N/A
Accumulation unit value at end of period	$6.564	$6.037	$4.806	$12.023	$15.682	$13.663	$13.087	$12.217	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.55	$10.767	$15.303	$13.881	$13.381	$12.552	$11.838	$10	N/A
Accumulation unit value at end of period	$14.064	$13.550	$10.767	$15.303	$13.881	$13.381	$12.552	$11.838	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.351	$14.155	$25.943	$27.865	$19.823	$17.604	$13.076	$10	N/A
Accumulation unit value at end of period	$21.257	$18.351	$14.155	$25.943	$27.865	$19.823	$17.604	$13.076	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$18.226	$16.088	$24.128	$20.291	$16.407	$14.246	$11.698	$10	N/A
Accumulation unit value at end of period	$19.097	$18.226	$16.088	$24.128	$20.291	$16.407	$14.246	$11.698	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.39	$8.336	$13.469	$13.002	$11.428	$11.099	$10.244	N/A	N/A
Accumulation unit value at end of period	$11.717	$10.390	$8.336	$13.469	$13.002	$11.428	$11.099	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.471	$8.705	$13.545	$12.442	$10.867	$10.774	$10.055	N/A	N/A
Accumulation unit value at end of period	$12.842	$11.471	$8.705	$13.545	$12.442	$10.867	$10.774	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.176	$8.635	$15.585	$13.487	$12.283	$11.216	$10.401	N/A	N/A
Accumulation unit value at end of period	$15.078	$12.176	$8.635	$15.585	$13.487	$12.283	$11.216	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$12.124	$9.067	$15.034	$14.828	$13.181	$11.42	$10.096	N/A	N/A
Accumulation unit value at end of period	$14.284	$12.124	$9.067	$15.034	$14.828	$13.181	$11.42	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.443	$9.077	$14.273	$14.350	$12.472	$11.528	$10.277	N/A	N/A
Accumulation unit value at end of period	$13.925	$11.443	$9.077	$14.273	$14.35	$12.472	$11.528	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.820	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.767	$16.820	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$15.214	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$19.065	$15.214	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.648	$21.880	$20.304	$16.878	$15.468	$13.257	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.648	$21.880	$20.304	$16.878	$15.468	$13.257	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$12.109	$18.393	$18.214	$15.814	$14.69	$12.311	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.109	$18.393	$18.214	$15.814	$14.69	$12.311	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.592	$18.782	$20.202	$17.82	$17.48	$13.945	$10.404	$13.472
Accumulation unit value at end of period	N/A	N/A	$12.592	$18.782	$20.202	$17.82	$17.48	$13.945	$10.404
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$39.318	$31.685	$38.195	$35.058	$32.122	$30.186	$28.219	$25.101	$27.22
Accumulation unit value at end of period	$42.006	$39.318	$31.685	$38.195	$35.058	$32.122	$30.186	$28.219	$25.101
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.984	$22.405	$40.389	$33.577	$29.982	$27.082	$22.755	$17.087	$24.055
Accumulation unit value at end of period	$39.677	$31.984	$22.405	$40.389	$33.577	$29.982	$27.082	$22.755	$17.087
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.846	$16.998	$28.609	$25.219	$22.971	$22.345	$21.69	$16.704	$23.059
Accumulation unit value at end of period	$25.789	$22.846	$16.998	$28.609	$25.219	$22.971	$22.345	$21.69	$16.704
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	1	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.790	$14.341	$20.178	$19.103	$16.842	$15.532	$13.377	$10	N/A
Accumulation unit value at end of period	$21.367	$18.790	$14.341	$20.178	$19.103	$16.842	$15.532	$13.377	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.190	$17.716	$19.144	$15.936	$15.63	$13.43	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.190	$17.716	$19.144	$15.936	$15.63	$13.43	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.894	$20.551	$37.676	$34.868	$29.925	$28.676	$27.766	$22.718	$30.937
Accumulation unit value at end of period	$31.849	$27.894	$20.551	$37.676	$34.868	$29.925	$28.676	$27.766	$22.718
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.124	$8.532	$15.930	$14.195	$13.373	$12.937	$12.311	$10	N/A
Accumulation unit value at end of period	$14.284	$12.124	$8.532	$15.930	$14.195	$13.373	$12.937	$12.311	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.209	$13.256	$22.538	$21.556	$18.632	$16.572	$14.143	$10	N/A
Accumulation unit value at end of period	$20.767	$18.209	$13.256	$22.538	$21.556	$18.632	$16.572	$14.143	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.302	$2.660	$12.595	$12.839	$11.924	$11.859	$11.065	$10	N/A
Accumulation unit value at end of period	$3.725	$3.302	$2.660	$12.595	$12.839	$11.924	$11.859	$11.065	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.022	$9.528	$15.751	$15.343	$13.563	$13.013	$12.096	$10	N/A
Accumulation unit value at end of period	$13.725	$12.022	$9.528	$15.751	$15.343	$13.563	$13.013	$12.096	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.777	$11.693	$19.135	$19.688	$17.419	$16.106	$13.711	$10	N/A
Accumulation unit value at end of period	$19.137	$15.777	$11.693	$19.135	$19.688	$17.419	$16.106	$13.711	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.771	$8.262	$16.504	$15.791	$15.599	$14.131	$12.004	$10	N/A
Accumulation unit value at end of period	$13.501	$10.771	$8.262	$16.504	$15.791	$15.599	$14.131	$12.004	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$13.107	$11.229	$13.322	$12.338	$11.672	$11.554	$10.81	$10	N/A
Accumulation unit value at end of period	$14.828	$13.107	$11.229	$13.322	$12.338	$11.672	$11.554	$10.81	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.095	$4.916	$3.999	$5.748
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.095	$4.916	$3.999
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.614	$1.471	$1.125	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.614	$1.471	$1.125
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.60%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$48.790	$33.591	$63.385	$53.695	$51.88	$47.046	$45.311	$34.059	$51.643
Accumulation unit value at end of period	$54.451	$48.790	$33.591	$63.385	$53.695	$51.88	$47.046	$45.311	$34.059
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.429	$19.709	$48.088	$37.140	$34.259	$31.692	$28.485	$19.581	$28.237
Accumulation unit value at end of period	$34.580	$29.429	$19.709	$48.088	$37.14	$34.259	$31.692	$28.485	$19.581
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$43.038	$30.051	$57.180	$49.555	$41.949	$36.463	$31.781	$22.684	$31.24
Accumulation unit value at end of period	$53.075	$43.038	$30.051	$57.180	$49.555	$41.949	$36.463	$31.781	$22.684
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.210	$5.343	$8.298	$8.438	$7.321	$7.109	$6.392	$5.021	$6.327
Accumulation unit value at end of period	$6.977	$6.210	$5.343	$8.298	$8.438	$7.321	$7.109	$6.392	$5.021
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.014	$7.641	$10.602	$11.356	$9.723	$9.405	$8.358	$6.585	$7.656
Accumulation unit value at end of period	$10.063	$9.014	$7.641	$10.602	$11.356	$9.723	$9.405	$8.358	$6.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.385	$11.650	$26.190	$20.559	$15.762	$12.517	$10.18	$7.239	$8.316
Accumulation unit value at end of period	$19.205	$17.385	$11.650	$26.190	$20.559	$15.762	$12.517	$10.18	$7.239
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.530	$9.407	$16.049	$16.084	$15.176	$14.154	$12.589	$10	N/A
Accumulation unit value at end of period	$15.656	$12.530	$9.407	$16.049	$16.084	$15.176	$14.154	$12.589	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.084	$18.294	$28.345	$26.720	$24.859	$24.375	$23.318	$18.801	$26.885
Accumulation unit value at end of period	$27.217	$24.084	$18.294	$28.345	$26.72	$24.859	$24.375	$23.318	$18.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.125	$15.682	$15.809	$13.592	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.125	$15.682	$15.809	$13.592	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.884	$7.278	$8.884	$8.665	$8.407	$8.324	$8.026	$7.762	$7.325
Accumulation unit value at end of period	$8.287	$7.884	$7.278	$8.884	$8.665	$8.407	$8.324	$8.026	$7.762
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.766	$15.529	$23.997	$21.657	$20.273	$18.903	$17.786	$14.241	$20.433
Accumulation unit value at end of period	$22.705	$19.766	$15.529	$23.997	$21.657	$20.273	$18.903	$17.786	$14.241
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.943	$7.531	$12.403	$12.434	$11.118	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.195	$9.943	$7.531	$12.403	$12.434	$11.118	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.185	$10.033	$19.685	$17.455	$14.084	$12.318	$10.74	$8.541	$10.631
Accumulation unit value at end of period	$13.189	$13.185	$10.033	$19.685	$17.455	$14.084	$12.318	$10.74	$8.541
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.240	$5.960	$8.333	$8.076	$7.442	$7.25	$6.898	$5.942	$7.117
Accumulation unit value at end of period	$7.926	$7.240	$5.960	$8.333	$8.076	$7.442	$7.25	$6.898	$5.942
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.299	$1.225	$1.543	$1.505	$1.467	$1.458	$1.417	$1.369	$1.288
Accumulation unit value at end of period	$1.362	$1.299	$1.225	$1.543	$1.505	$1.467	$1.458	$1.417	$1.369
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.012	$1.580	$3.136	$2.730	$2.209	$1.96	$1.684	$1.318	$1.548
Accumulation unit value at end of period	$2.196	$2.012	$1.580	$3.136	$2.73	$2.209	$1.96	$1.684	$1.318
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.206	$1.728	$2.637	$2.599	$2.112	$1.946	$1.569	$1.122	$1.286
Accumulation unit value at end of period	$2.672	$2.206	$1.728	$2.637	$2.599	$2.112	$1.946	$1.569	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.661	$2.502	$2.422	$2.323	$2.266	$2.244	$2.198	$2.184	$2.053
Accumulation unit value at end of period	$2.793	$2.661	$2.502	$2.422	$2.323	$2.266	$2.244	$2.198	$2.184
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.464	$6.143	$8.206	$8.259	$7.595	$7.428	$6.714	$5.473	$5.578
Accumulation unit value at end of period	$9.497	$8.464	$6.143	$8.206	$8.259	$7.595	$7.428	$6.714	$5.473
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.089	$1.693	$2.704	$2.428	$2.137	$2.13	$1.966	$1.506	$1.8
Accumulation unit value at end of period	$2.277	$2.089	$1.693	$2.704	$2.428	$2.137	$2.13	$1.966	$1.506
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.777	$2.812	$2.784	$2.695	$2.616	$2.585	$2.603	$2.625	$2.631
Accumulation unit value at end of period	$2.734	$2.777	$2.812	$2.784	$2.695	$2.616	$2.585	$2.603	$2.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.565	$1.131	$2.275	$2.177	$2.101	$1.993	$1.824	$1.394	$2.129
Accumulation unit value at end of period	$1.994	$1.565	$1.131	$2.275	$2.177	$2.101	$1.993	$1.824	$1.394
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.809	$0.512	$0.968	$0.861	$0.868	$0.85	$0.847	$0.587	$0.925
Accumulation unit value at end of period	$0.945	$0.809	$0.512	$0.968	$0.861	$0.868	$0.85	$0.847	$0.587
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.521	$20.869	$29.746	$26.168	$24.773	$24.19	$23.303	$20.069	$22.34
Accumulation unit value at end of period	$29.827	$26.521	$20.869	$29.746	$26.168	$24.773	$24.19	$23.303	$20.069
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.862	$26.848	$47.453	$41.003	$37.288	$32.396	$28.504	$22.543	$25.266
Accumulation unit value at end of period	$41.375	$35.862	$26.848	$47.453	$41.003	$37.288	$32.396	$28.504	$22.543
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.383	$24.488	$43.387	$43.421	$36.702	$5.222	$32.087	$25.013	$30.6
Accumulation unit value at end of period	$35.569	$31.383	$24.488	$43.387	$43.421	$36.702	$35.222	$32.087	$25.013
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$41.268	$32.684	$62.855	$50.302	$47.829	$45.928	$45.14	$34.522	$50.183
Accumulation unit value at end of period	$50.438	$41.268	$32.684	$62.855	$50.302	$47.829	$45.928	$45.14	$34.522
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$134.372	$107.832	$173.900	$167.582	$147.116	$142.585	$130.97	$103.625	$135.413
Accumulation unit value at end of period	$152.126	$134.372	$107.832	$173.900	$167.582	$147.116	$142.585	$130.97	$103.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.369	$10.709	$14.926	$15.585	$13.519	$13.279	$12.155	$10	N/A
Accumulation unit value at end of period	$14.688	$12.369	$10.709	$14.926	$15.585	$13.519	$13.279	$12.155	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.953	$12.549	$19.035	$19.813	$17.207	$16.073	$13.197	$10	N/A
Accumulation unit value at end of period	$20.133	$15.953	$12.549	$19.035	$19.813	$17.207	$16.073	$13.197	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.098	$11.391	$13.038	$12.508	$11.74	$11.756	$10.879	$10	N/A
Accumulation unit value at end of period	$15.391	$14.098	$11.391	$13.038	$12.508	$11.74	$11.756	$10.879	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.825	$11.645	$11.005	$10.489	$10.245	$10.164	$9.98	$10	N/A
Accumulation unit value at end of period	$12.254	$11.825	$11.645	$11.005	$10.489	$10.245	$10.164	$9.98	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.426	$11.591	$10.982	$10.293	$10.213	$10.241	$9.961	$10	N/A
Accumulation unit value at end of period	N/A	$11.426	$11.591	$10.982	$10.293	$10.213	$10.241	$9.961	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.731	$15.433	$21.916	$19.910	$16.438	$14.401	$12.379	$10	N/A
Accumulation unit value at end of period	$20.641	$18.731	$15.433	$21.916	$19.91	$16.438	$14.401	$12.379	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.163	$10.610	$17.141	$16.831	$14.445	$13.274	$11.974	$10	N/A
Accumulation unit value at end of period	$14.406	$13.163	$10.610	$17.141	$16.831	$14.445	$13.274	$11.974	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.129	$16.559	$35.573	$28.066	$22.261	$17.748	$14.46	$10	N/A
Accumulation unit value at end of period	$32.555	$28.129	$16.559	$35.573	$28.066	$22.261	$17.748	$14.46	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.838	$12.899	$26.830	$19.639	$14.652	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.929	$21.838	$12.899	$26.830	$19.639	$14.652	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.089	$6.753	$4.661	$5.223
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.089	$6.753	$4.661
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.981	$25.022	$17.795	$16.048	$12.491	$12.963
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.981	$25.022	$17.795	$16.048	$12.491
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.161	$8.246	$14.201	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.363	$11.161	$8.246	$14.201	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.977	$4.766	$11.940	$15.598	$13.609	$13.055	$12.205	$10	N/A
Accumulation unit value at end of period	$6.490	$5.977	$4.766	$11.940	$15.598	$13.609	$13.055	$12.205	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.417	$10.677	$15.198	$13.806	$13.328	$12.521	$11.826	$10	N/A
Accumulation unit value at end of period	$13.905	$13.417	$10.677	$15.198	$13.806	$13.328	$12.521	$11.826	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.171	$14.037	$25.765	$27.715	$19.745	$17.561	$13.063	$10	N/A
Accumulation unit value at end of period	$21.017	$18.171	$14.037	$25.765	$27.715	$19.745	$17.561	$13.063	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$18.047	$15.954	$23.963	$20.182	$16.343	$14.211	$11.686	$10	N/A
Accumulation unit value at end of period	$18.882	$18.047	$15.954	$23.963	$20.182	$16.343	$14.211	$11.686	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.297	$8.274	$13.388	$12.944	$11.394	$11.082	$10.238	N/A	N/A
Accumulation unit value at end of period	$11.595	$10.297	$8.274	$13.388	$12.944	$11.394	$11.082	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.369	$8.640	$13.464	$12.387	$10.835	$10.757	$10.049	N/A	N/A
Accumulation unit value at end of period	$12.709	$11.369	$8.640	$13.464	$12.387	$10.835	$10.757	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.067	$8.571	$15.492	$13.427	$12.246	$11.199	$10.395	N/A	N/A
Accumulation unit value at end of period	$14.922	$12.067	$8.571	$15.492	$13.427	$12.246	$11.199	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$12.016	$8.999	$14.944	$14.761	$13.142	$11.402	$10.091	N/A	N/A
Accumulation unit value at end of period	$14.136	$12.016	$8.999	$14.944	$14.761	$13.142	$11.402	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.341	$9.009	$14.188	$14.285	$12.434	$11.51	$10.271	N/A	N/A
Accumulation unit value at end of period	$13.781	$11.341	$9.009	$14.188	$14.285	$12.434	$11.51	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.567	$16.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$15.029	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.806	$15.029	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.543	$21.730	$20.195	$16.812	$15.43	$13.244	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.543	$21.730	$20.195	$16.812	$15.43	$13.244	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$12.008	$18.266	$18.116	$15.752	$14.653	$12.298	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.008	$18.266	$18.116	$15.752	$14.653	$12.298	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.457	$18.609	$20.045	$17.708	$17.396	$13.899	$10.385	$13.467
Accumulation unit value at end of period	N/A	N/A	$12.457	$18.609	$20.045	$17.708	$17.396	$13.899	$10.385
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.840	$31.347	$37.843	$34.787	$31.92	$30.041	$28.125	$25.055	$27.209
Accumulation unit value at end of period	$41.435	$38.840	$31.347	$37.843	$34.787	$31.92	$30.041	$28.125	$25.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.595	$22.165	$40.017	$33.318	$29.794	$26.952	$22.679	$17.055	$24.045
Accumulation unit value at end of period	$39.137	$31.595	$22.165	$40.017	$33.318	$29.794	$26.952	$22.679	$17.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.569	$16.817	$28.345	$25.024	$22.826	$22.237	$21.617	$16.673	$23.05
Accumulation unit value at end of period	$25.439	$22.569	$16.817	$28.345	$25.024	$22.826	$22.237	$21.617	$16.673
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.606	$14.222	$20.040	$19.000	$16.775	$15.493	$13.363	$10	N/A
Accumulation unit value at end of period	$21.126	$18.606	$14.222	$20.040	$19	$16.775	$15.493	$13.363	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.097	$17.594	$19.041	$15.873	$15.592	$13.416	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.097	$17.594	$19.041	$15.873	$15.592	$13.416	N/A
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.555	$20.331	$37.329	$34.599	$29.737	$28.538	$27.673	$22.676	$30.925
Accumulation unit value at end of period	$31.416	$27.555	$20.331	$37.329	$34.599	$29.737	$28.538	$27.673	$22.676
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.005	$8.461	$15.821	$14.118	$13.32	$12.905	$12.299	$10	N/A
Accumulation unit value at end of period	$12.896	$12.005	$8.461	$15.821	$14.118	$13.32	$12.905	$12.299	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.030	$13.145	$22.383	$21.440	$18.559	$16.531	$14.129	$10	N/A
Accumulation unit value at end of period	$20.533	$18.030	$13.145	$22.383	$21.44	$18.559	$16.531	$14.129	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.270	$2.638	$12.508	$12.769	$11.877	$11.829	$11.054	$10	N/A
Accumulation unit value at end of period	$3.683	$3.270	$2.638	$12.508	$12.769	$11.877	$11.829	$11.054	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.904	$9.449	$15.642	$15.260	$13.51	$12.98	$12.084	$10	N/A
Accumulation unit value at end of period	$13.570	$11.904	$9.449	$15.642	$15.26	$13.51	$12.98	$12.084	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.622	$11.595	$19.003	$19.582	$17.351	$16.067	$13.697	$10	N/A
Accumulation unit value at end of period	$18.921	$15.622	$11.595	$19.003	$19.582	$17.351	$16.067	$13.697	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.666	$8.193	$16.391	$15.706	$15.537	$14.096	$11.992	$10	N/A
Accumulation unit value at end of period	$13.349	$10.666	$8.193	$16.391	$15.706	$15.537	$14.096	$11.992	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.978	$11.136	$13.230	$12.271	$11.626	$11.526	$10.8	$10	N/A
Accumulation unit value at end of period	$14.661	$12.978	$11.136	$13.230	$12.271	$11.626	$11.526	$10.8	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.078	$4.907	$3.998	$5.754
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$5.078	$4.907	$3.998
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.606	$1.466	$1.123	$1.539
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$1.606	$1.466	$1.123
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.60%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$48.790	$33.591	$63.385	$53.695	$51.88	$47.046	$45.311	$34.059	$51.643
Accumulation unit value at end of period	$54.451	$48.790	$33.591	$63.385	$53.695	$51.88	$47.046	$45.311	$34.059
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.429	$19.709	$48.088	$37.140	$34.259	$31.692	$28.485	$19.581	$28.237
Accumulation unit value at end of period	$34.580	$29.429	$19.709	$48.088	$37.14	$34.259	$31.692	$28.485	$19.581
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$43.038	$30.051	$57.180	$49.555	$41.949	$36.463	$31.781	$22.684	$31.24
Accumulation unit value at end of period	$53.075	$43.038	$30.051	$57.180	$49.555	$41.949	$36.463	$31.781	$22.684
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.210	$5.343	$8.298	$8.438	$7.321	$7.109	$6.392	$5.021	$6.327
Accumulation unit value at end of period	$6.977	$6.210	$5.343	$8.298	$8.438	$7.321	$7.109	$6.392	$5.021
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.014	$7.641	$10.602	$11.356	$9.723	$9.405	$8.358	$6.585	$7.656
Accumulation unit value at end of period	$10.063	$9.014	$7.641	$10.602	$11.356	$9.723	$9.405	$8.358	$6.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.385	$11.650	$26.190	$20.559	$15.762	$12.517	$10.18	$7.239	$8.316
Accumulation unit value at end of period	$19.205	$17.385	$11.650	$26.190	$20.559	$15.762	$12.517	$10.18	$7.239
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.530	$9.407	$16.049	$16.084	$15.176	$14.154	$12.589	$10	N/A
Accumulation unit value at end of period	$15.656	$12.530	$9.407	$16.049	$16.084	$15.176	$14.154	$12.589	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.084	$18.294	$28.345	$26.720	$24.859	$24.375	$23.318	$18.801	$26.885
Accumulation unit value at end of period	$27.217	$24.084	$18.294	$28.345	$26.72	$24.859	$24.375	$23.318	$18.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.125	$15.682	$15.809	$13.592	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.125	$15.682	$15.809	$13.592	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.884	$7.278	$8.884	$8.665	$8.407	$8.324	$8.026	$7.762	$7.325
Accumulation unit value at end of period	$8.287	$7.884	$7.278	$8.884	$8.665	$8.407	$8.324	$8.026	$7.762
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.766	$15.529	$23.997	$21.657	$20.273	$18.903	$17.786	$14.241	$20.433
Accumulation unit value at end of period	$22.705	$19.766	$15.529	$23.997	$21.657	$20.273	$18.903	$17.786	$14.241
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.943	$7.531	$12.403	$12.434	$11.118	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.195	$9.943	$7.531	$12.403	$12.434	$11.118	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.185	$10.033	$19.685	$17.455	$14.084	$12.318	$10.74	$8.541	$10.631
Accumulation unit value at end of period	$13.189	$13.185	$10.033	$19.685	$17.455	$14.084	$12.318	$10.74	$8.541
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.746	$5.553	$7.764	$7.524	$6.934	$6.755	$6.427	$5.536	$6.631
Accumulation unit value at end of period	$7.385	$6.746	$5.553	$7.764	$7.524	$6.934	$6.755	$6.427	$5.536
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.299	$1.225	$1.543	$1.505	$1.467	$1.458	$1.417	$1.369	$1.288
Accumulation unit value at end of period	$1.362	$1.299	$1.225	$1.543	$1.505	$1.467	$1.458	$1.417	$1.369
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.012	$1.580	$3.136	$2.730	$2.209	$1.96	$1.684	$1.318	$1.548
Accumulation unit value at end of period	$2.196	$2.012	$1.580	$3.136	$2.73	$2.209	$1.96	$1.684	$1.318
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.206	$1.728	$2.637	$2.599	$2.112	$1.946	$1.569	$1.122	$1.286
Accumulation unit value at end of period	$2.672	$2.206	$1.728	$2.637	$2.599	$2.112	$1.946	$1.569	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.661	$2.502	$2.422	$2.323	$2.266	$2.244	$2.198	$2.184	$2.053
Accumulation unit value at end of period	$2.793	$2.661	$2.502	$2.422	$2.323	$2.266	$2.244	$2.198	$2.184
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.246	$5.985	$7.994	$8.046	$7.399	$7.236	$6.54	$5.332	$5.434
Accumulation unit value at end of period	$9.252	$8.246	$5.985	$7.994	$8.046	$7.399	$7.236	$6.54	$5.332
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.089	$1.693	$2.704	$2.428	$2.137	$2.13	$1.966	$1.506	$1.8
Accumulation unit value at end of period	$2.277	$2.089	$1.693	$2.704	$2.428	$2.137	$2.13	$1.966	$1.506
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.777	$2.812	$2.784	$2.695	$2.616	$2.585	$2.603	$2.625	$2.631
Accumulation unit value at end of period	$2.734	$2.777	$2.812	$2.784	$2.695	$2.616	$2.585	$2.603	$2.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.565	$1.131	$2.275	$2.177	$2.101	$1.993	$1.824	$1.394	$2.129
Accumulation unit value at end of period	$1.994	$1.565	$1.131	$2.275	$2.177	$2.101	$1.993	$1.824	$1.394
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.809	$0.512	$0.968	$0.861	$0.868	$0.85	$0.847	$0.587	$0.925
Accumulation unit value at end of period	$0.945	$0.809	$0.512	$0.968	$0.861	$0.868	$0.85	$0.847	$0.587
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.521	$20.869	$29.746	$26.168	$24.773	$24.19	$23.303	$20.069	$22.34
Accumulation unit value at end of period	$29.827	$26.521	$20.869	$29.746	$26.168	$24.773	$24.19	$23.303	$20.069
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.862	$26.848	$47.453	$41.003	$37.288	$32.396	$28.504	$22.543	$25.266
Accumulation unit value at end of period	$41.375	$35.862	$26.848	$47.453	$41.003	$37.288	$32.396	$28.504	$22.543
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.383	$24.488	$43.387	$43.421	$36.702	$35.222	$32.087	$25.013	$30.6
Accumulation unit value at end of period	$35.569	$31.383	$24.488	$43.387	$43.421	$36.702	$35.222	$32.087	$25.013
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$41.268	$32.684	$62.855	$50.302	$47.829	$45.928	$45.14	$34.522	$50.183
Accumulation unit value at end of period	$50.438	$41.268	$32.684	$62.855	$50.302	$47.829	$45.928	$45.14	$34.522
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$134.372	$107.832	$173.900	$167.582	$147.116	$142.585	$30.97	$103.625	$135.413
Accumulation unit value at end of period	$152.126	$134.372	$107.832	$173.900	$167.582	$147.116	$142.585	$130.97	$103.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.369	$10.709	$14.926	$15.585	$13.519	$13.279	$12.155	$10	N/A
Accumulation unit value at end of period	$14.688	$12.369	$10.709	$14.926	$15.585	$13.519	$13.279	$12.155	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.953	$12.549	$19.035	$19.813	$17.207	$16.073	$13.197	$10	N/A
Accumulation unit value at end of period	$20.133	$15.953	$12.549	$19.035	$19.813	$17.207	$16.073	$13.197	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.098	$11.391	$13.038	$12.508	$11.74	$11.756	$10.879	$10	N/A
Accumulation unit value at end of period	$15.391	$14.098	$11.391	$13.038	$12.508	$11.74	$11.756	$10.879	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.825	$11.645	$11.005	$10.489	$10.245	$10.164	$9.98	$10	N/A
Accumulation unit value at end of period	$12.254	$11.825	$11.645	$11.005	$10.489	$10.245	$10.164	$9.98	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.426	$11.591	$10.982	$10.293	$10.213	$10.241	$9.961	$10	N/A
Accumulation unit value at end of period	N/A	$11.426	$11.591	$10.982	$10.293	$10.213	$10.241	$9.961	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.731	$15.433	$21.916	$19.910	$16.438	$14.401	$12.379	$10	N/A
Accumulation unit value at end of period	$20.641	$18.731	$15.433	$21.916	$19.91	$16.438	$14.401	$12.379	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.163	$10.610	$17.141	$16.831	$14.445	$13.274	$11.974	$10	N/A
Accumulation unit value at end of period	$14.406	$13.163	$10.610	$17.141	$16.831	$14.445	$13.274	$11.974	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.129	$16.559	$35.573	$28.066	$22.261	$17.748	$14.46	$10	N/A
Accumulation unit value at end of period	$32.555	$28.129	$16.559	$35.573	$28.066	$22.261	$17.748	$14.46	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.838	$12.899	$26.830	$19.639	$14.652	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.929	$21.838	$12.899	$26.830	$19.639	$14.652	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.089	$6.753	$4.661	$5.223
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.089	$6.753	$4.661
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.981	$25.022	$17.795	$16.048	$12.491	$12.963
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.981	$25.022	$17.795	$16.048	$12.491
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.161	$8.246	$14.201	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.363	$11.161	$8.246	$14.201	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.977	$4.766	$11.940	$15.598	$13.609	$13.055	$12.205	$10	N/A
Accumulation unit value at end of period	$6.490	$5.977	$4.766	$11.940	$15.598	$13.609	$13.055	$12.205	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.417	$10.677	$15.198	$13.806	$13.328	$12.521	$11.826	$10	N/A
Accumulation unit value at end of period	$13.905	$13.417	$10.677	$15.198	$13.806	$13.328	$12.521	$11.826	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.171	$14.037	$25.765	$27.715	$19.745	$17.561	$13.063	$10	N/A
Accumulation unit value at end of period	$21.017	$18.171	$14.037	$25.765	$27.715	$19.745	$17.561	$13.063	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$18.047	$15.954	$23.963	$20.182	$16.343	$14.211	$11.686	$10	N/A
Accumulation unit value at end of period	$18.882	$18.047	$15.954	$23.963	$20.182	$16.343	$14.211	$11.686	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.297	$8.274	$13.388	$12.944	$11.394	$11.082	$10.238	N/A	N/A
Accumulation unit value at end of period	$11.595	$10.297	$8.274	$13.388	$12.944	$11.394	$11.082	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.369	$8.640	$13.464	$12.387	$10.835	$10.757	$10.049	N/A	N/A
Accumulation unit value at end of period	$12.709	$11.369	$8.640	$13.464	$12.387	$10.835	$10.757	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.067	$8.571	$15.492	$13.427	$12.246	$11.199	$10.395	N/A	N/A
Accumulation unit value at end of period	$14.922	$12.067	$8.571	$15.492	$13.427	$12.246	$11.199	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$12.016	$8.999	$14.944	$14.761	$13.142	$11.402	$10.091	N/A	N/A
Accumulation unit value at end of period	$14.136	$12.016	$8.999	$14.944	$14.761	$13.142	$11.402	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.341	$9.009	$14.188	$14.285	$12.434	$11.51	$10.271	N/A	N/A
Accumulation unit value at end of period	$13.781	$11.341	$9.009	$14.188	$14.285	$12.434	$11.51	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.567	$16.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$15.029	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.806	$15.029	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.543	$21.730	$20.195	$16.812	$15.43	$13.244	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.543	$21.730	$20.195	$16.812	$15.43	$13.244	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$12.008	$18.266	$18.116	$15.752	$14.653	$12.298	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.008	$18.266	$18.116	$15.752	$14.653	$12.298	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.457	$18.609	$20.045	$17.708	$17.396	$13.899	$10.385	$13.467
Accumulation unit value at end of period	N/A	N/A	$12.457	$18.609	$20.045	$17.708	$17.396	$13.899	$10.385
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.840	$31.347	$37.843	$34.787	$31.92	$30.041	$28.125	$25.055	$27.209
Accumulation unit value at end of period	$41.435	$38.840	$31.347	$37.843	$34.787	$31.92	$30.041	$28.125	$25.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.595	$22.165	$40.017	$33.318	$29.794	$26.952	$22.679	$17.055	$24.045
Accumulation unit value at end of period	$39.137	$31.595	$22.165	$40.017	$33.318	$29.794	$26.952	$22.679	$17.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.569	$16.817	$28.345	$25.024	$22.826	$22.237	$21.617	$16.673	$23.05
Accumulation unit value at end of period	$25.439	$22.569	$16.817	$28.345	$25.024	$22.826	$22.237	$21.617	$16.673
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.606	$14.222	$20.040	$19.000	$16.775	$15.493	$13.363	$10	N/A
Accumulation unit value at end of period	$21.126	$18.606	$14.222	$20.040	$19	$16.775	$15.493	$13.363	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.097	$17.594	$19.041	$15.873	$15.592	$13.416	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.097	$17.594	$19.041	$15.873	$15.592	$13.416	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.555	$20.331	$37.329	$34.599	$29.737	$28.538	$27.673	$22.676	$30.925
Accumulation unit value at end of period	$31.416	$27.555	$20.331	$37.329	$34.599	$29.737	$28.538	$27.673	$22.676
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.005	$8.461	$15.821	$14.118	$13.32	$12.905	$12.299	$10	N/A
Accumulation unit value at end of period	$12.896	$12.005	$8.461	$15.821	$14.118	$13.32	$12.905	$12.299	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$18.030	$13.145	$22.383	$21.440	$18.559	$16.531	$14.129	$10	N/A
Accumulation unit value at end of period	$20.533	$18.030	$13.145	$22.383	$21.44	$18.559	$16.531	$14.129	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.270	$2.638	$12.508	$12.769	$11.877	$11.829	$11.054	$10	N/A
Accumulation unit value at end of period	$3.683	$3.270	$2.638	$12.508	$12.769	$11.877	$11.829	$11.054	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.904	$9.449	$15.642	$15.260	$13.51	$12.98	$12.084	$10	N/A
Accumulation unit value at end of period	$13.570	$11.904	$9.449	$15.642	$15.26	$13.51	$12.98	$12.084	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.622	$11.595	$19.003	$19.582	$17.351	$16.067	$13.697	$10	N/A
Accumulation unit value at end of period	$18.921	$15.622	$11.595	$19.003	$19.582	$17.351	$16.067	$13.697	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.666	$8.193	$16.391	$15.706	$15.537	$14.096	$11.992	$10	N/A
Accumulation unit value at end of period	$13.349	$10.666	$8.193	$16.391	$15.706	$15.537	$14.096	$11.992	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.978	$11.136	$13.230	$12.271	$11.626	$11.526	$10.8	$10	N/A
Accumulation unit value at end of period	$14.661	$12.978	$11.136	$13.230	$12.271	$11.626	$11.526	$10.8	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.071	$4.9	$3.992	$5.745
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.071	$4.9	$3.992
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.606	$1.466	$1.123	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.606	$1.466	$1.123
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.65%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$48.592	$33.471	$63.189	$53.556	$51.722	$46.971	$45.26	$34.038	$51.636
Accumulation unit value at end of period	$54.203	$48.592	$33.471	$63.189	$53.556	$51.772	$46.971	$45.26	$34.038
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	—	1	1	1	1
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.309	$19.639	$47.940	$37.044	$34.187	$31.641	$28.453	$19.569	$28.234
Accumulation unit value at end of period	$34.423	$29.309	$19.639	$47.940	$37.044	$34.187	$31.641	$28.453	$19.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$42.863	$29.944	$57.003	$49.427	$41.861	$36.404	$31.746	$22.67	$31.236
Accumulation unit value at end of period	$52.834	$42.863	$29.944	$57.003	$49.427	$41.861	$36.404	$31.746	$22.67
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.185	$5.324	$8.273	$8.416	$7.306	$7.097	$6.385	$5.018	$6.326
Accumulation unit value at end of period	$6.945	$6.185	$5.324	$8.273	$8.416	$7.306	$7.097	$6.385	$5.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.977	$7.613	$10.569	$11.327	$9.703	$9.39	$8.349	$6.581	$7.656
Accumulation unit value at end of period	$10.017	$8.977	$7.613	$10.569	$11.327	$9.703	$9.39	$8.349	$6.581
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.315	$11.608	$26.109	$20.506	$15.729	$12.497	$10.168	$7.234	$8.315
Accumulation unit value at end of period	$19.117	$17.315	$11.608	$26.109	$20.506	$15.729	$12.497	$10.168	$7.234
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.489	$9.381	$16.012	$16.055	$15.156	$14.142	$12.585	$10	N/A
Accumulation unit value at end of period	$15.597	$12.489	$9.381	$16.012	$16.055	$15.156	$14.142	$12.585	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.986	$18.228	$28.257	$26.651	$24.807	$24.336	$23.292	$18.79	$26.881
Accumulation unit value at end of period	$27.093	$23.986	$18.228	$28.257	$26.651	$24.807	$24.336	$23.292	$18.79
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.095	$15.661	$15.796	$13.587	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.095	$15.661	$15.796	$13.587	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.852	$7.252	$8.857	$8.643	$8.389	$8.311	$8.017	$7.757	$7.324
Accumulation unit value at end of period	$8.249	$7.852	$7.252	$8.857	$8.643	$8.389	$8.311	$8.017	$7.757
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.685	$15.772	$23.923	$21.600	$20.231	$18.873	$17.766	$14.233	$20.431
Accumulation unit value at end of period	$22.602	$19.685	$15.772	$23.923	$21.6	$20.231	$18.873	$17.766	$14.233
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.920	$7.517	$12.387	$12.424	$11.114	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.164	$9.920	$7.517	$12.387	$12.424	$11.114	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.132	$9.998	$19.624	$17.410	$14.055	$12.298	$10.728	$8.536	$10.629
Accumulation unit value at end of period	$13.129	$13.132	$9.998	$19.624	$17.41	$14.055	$12.298	$10.728	$8.536
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.211	$5.939	$8.307	$8.055	$7.427	$7.238	$6.89	$5.938	$7.116
Accumulation unit value at end of period	$7.890	$7.211	$5.939	$8.307	$8.055	$7.427	$7.238	$6.89	$5.938
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	1	1	5	5	4
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.294	$1.221	$1.539	$1.502	$1.464	$1.455	$1.415	$1.368	$1.288
Accumulation unit value at end of period	$1.356	$1.294	$1.221	$1.539	$1.502	$1.464	$1.455	$1.415	$1.368
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	5	5	5	6	6	12

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.003	$1.574	$3.126	$2.723	$2.204	$1.957	$1.682	$1.317	$1.547
Accumulation unit value at end of period	$2.186	$2.003	$1.574	$3.126	$2.723	$2.204	$1.957	$1.682	$1.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.197	$1.722	$2.628	$2.593	$2.107	$1.943	$1.567	$1.122	$1.286
Accumulation unit value at end of period	$2.660	$2.197	$1.722	$2.628	$2.593	$2.107	$1.943	$1.567	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	6	6	6	6	6	5	0
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.651	$2.493	$2.415	$2.317	$2.261	$2.241	$2.195	$2.182	$2.053
Accumulation unit value at end of period	$2.780	$2.651	$2.493	$2.415	$2.317	$2.261	$2.241	$2.195	$2.182
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	4
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.430	$6.121	$8.181	$8.238	$7.579	$7.416	$6.706	$5.47	$5.577
Accumulation unit value at end of period	$9.454	$8.430	$6.121	$8.181	$8.238	$7.579	$7.416	$6.706	$5.47
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.080	$1.686	$2.695	$2.422	$2.133	$2.126	$1.964	$1.505	$1.8
Accumulation unit value at end of period	$2.267	$2.080	$1.686	$2.695	$2.422	$2.133	$2.126	$1.964	$1.505
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.766	$2.802	$2.776	$2.688	$2.61	$2.581	$2.6	$2.624	$2.631
Accumulation unit value at end of period	$2.722	$2.766	$2.802	$2.776	$2.688	$2.61	$2.581	$2.6	$2.624
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.558	$1.127	$2.268	$2.171	$2.096	$1.99	$1.822	$1.393	$2.129
Accumulation unit value at end of period	$1.985	$1.558	$1.127	$2.268	$2.171	$2.096	$1.99	$1.822	$1.393
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	0
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.806	$0.511	$0.965	$0.858	$0.866	$0.849	$0.846	$0.587	$0.925
Accumulation unit value at end of period	$0.941	$0.806	$0.511	$0.965	$0.858	$0.866	$0.849	$0.846	$0.587
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	2	1	1
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.413	$20.795	$29.655	$26.100	$24.721	$24.151	$23.277	$20.056	$22.337
Accumulation unit value at end of period	$29.691	$26.413	$20.795	$29.655	$26.1	$24.721	$24.151	$23.277	$20.056
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.716	$26.752	$47.307	$40.897	$37.21	$32.344	$28.472	$22.529	$25.263
Accumulation unit value at end of period	$41.186	$35.716	$26.752	$47.307	$40.897	$37.21	$32.344	$28.472	$22.529
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	0
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.256	$24.401	$43.254	$43.309	$36.625	$35.165	$32.051	$24.998	$30.596
Accumulation unit value at end of period	$35.407	$31.256	$24.401	$43.254	$43.309	$36.625	$35.165	$32.051	$24.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$41.101	$32.567	$62.661	$50.172	$47.728	$45.855	$45.09	$34.5	$50.177
Accumulation unit value at end of period	$50.208	$41.101	$32.567	$62.661	$50.172	$47.728	$45.855	$45.09	$34.5
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$133.826	$107.446	$173.364	$167.149	$146.808	$142.356	$130.824	$103.561	$135.396
Accumulation unit value at end of period	$151.433	$133.826	$107.446	$173.364	$167.149	$146.808	$142.356	$130.824	$103.561
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.328	$10.679	$14.891	$15.557	$13.501	$13.268	$12.151	$10	N/A
Accumulation unit value at end of period	$14.632	$12.328	$10.679	$14.891	$15.557	$13.501	$13.268	$12.151	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	—	2	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.901	$12.514	$18.992	$19.778	$17.185	$16.06	$13.192	$10	N/A
Accumulation unit value at end of period	$20.057	$15.901	$12.514	$18.992	$19.778	$17.185	$16.06	$13.192	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.052	$11.359	$13.008	$12.486	$11.725	$11.747	$10.876	$10	N/A
Accumulation unit value at end of period	$15.333	$14.052	$11.359	$13.008	$12.486	$11.725	$11.747	$10.876	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.786	$11.621	$10.980	$10.470	$10.231	$10.156	$9.977	$10	N/A
Accumulation unit value at end of period	$12.208	$11.786	$11.621	$10.980	$10.47	$10.231	$10.156	$9.977	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.388	$11.558	$10.957	$10.275	$10.2	$10.232	$9.958	$10	N/A
Accumulation unit value at end of period	N/A	$11.388	$11.558	$10.957	$10.275	$10.2	$10.232	$9.958	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.670	$15.390	$21.866	$19.874	$16.416	$14.389	$12.375	$10	N/A
Accumulation unit value at end of period	$20.564	$18.670	$15.390	$21.866	$19.874	$16.416	$14.389	$12.375	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.120	$10.580	$17.102	$16.801	$14.426	$13.263	$11.97	$10	N/A
Accumulation unit value at end of period	$14.352	$13.120	$10.580	$17.102	$16.801	$14.426	$13.263	$11.97	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.037	$16.512	$35.492	$28.016	$22.232	$17.734	$14.455	$10	N/A
Accumulation unit value at end of period	$32.432	$28.037	$16.512	$35.492	$28.016	$22.232	$17.734	$14.455	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.794	$12.879	$26.802	$19.629	$14.651	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.864	$21.794	$12.879	$26.802	$19.629	$14.651	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.077	$6.746	$4.658	$5.222
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.077	$6.746	$4.658
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.904	$24.969	$17.766	$16.03	$12.484	$12.962
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.904	$24.969	$17.766	$16.03	$12.484
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.145	$8.238	$14.194	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.337	$11.145	$8.238	$14.194	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.958	$4.753	$11.913	$15.570	$13.591	$13.044	$12.201	$10	N/A
Accumulation unit value at end of period	$6.466	$5.958	$4.753	$11.913	$15.57	$13.591	$13.044	$12.201	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.373	$10.647	$15.163	$13.781	$13.311	$12.51	$11.823	$10	N/A
Accumulation unit value at end of period	$13.853	$13.373	$10.647	$15.163	$13.781	$13.311	$12.51	$11.823	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.111	$13.997	$25.706	$27.665	$19.719	$17.546	$13.059	$10	N/A
Accumulation unit value at end of period	$20.938	$18.111	$13.997	$25.706	$27.665	$19.719	$17.546	$13.059	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.988	$15.909	$23.908	$20.145	$16.321	$14.199	$11.682	$10	N/A
Accumulation unit value at end of period	$18.811	$17.988	$15.909	$23.908	$20.145	$16.321	$14.199	$11.682	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.267	$8.254	$13.362	$12.925	$11.382	$11.076	$10.236	N/A	N/A
Accumulation unit value at end of period	$11.555	$10.267	$8.254	$13.362	$12.925	$11.382	$11.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.335	$8.619	$13.438	$12.368	$10.824	$10.752	$10.047	N/A	N/A
Accumulation unit value at end of period	$12.665	$11.335	$8.619	$13.438	$12.368	$10.824	$10.752	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.031	$8.550	$15.461	$13.407	$12.234	$11.194	$10.394	N/A	N/A
Accumulation unit value at end of period	$14.870	$12.031	$8.550	$15.461	$13.407	$12.234	$11.194	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.981	$8.977	$14.915	$14.739	$13.129	$11.396	$10.089	N/A	N/A
Accumulation unit value at end of period	$14.088	$11.981	$8.977	$14.915	$14.739	$13.129	$11.396	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.307	$8.987	$14.160	$14.264	$12.422	$11.504	$10.27	N/A	N/A
Accumulation unit value at end of period	$13.733	$11.307	$8.987	$14.160	$14.264	$12.422	$11.504	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.600	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.500	$16.600	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.720	$14.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.508	$21.680	$20.158	$16.79	$15.417	$13.24	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.508	$21.680	$20.158	$16.79	$15.417	$13.24	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.975	$18.224	$18.083	$15.731	$14.641	$12.294	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.975	$18.224	$18.083	$15.731	$14.641	$12.294	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.413	$18.552	$19.994	$17.671	$17.368	$13.883	$10.378	$13.465
Accumulation unit value at end of period	N/A	N/A	$12.413	$18.552	$19.994	$17.671	$17.368	$13.883	$10.378
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.683	$31.235	$37.726	$34.697	$31.853	$29.993	$28.094	$25.039	$27.206
Accumulation unit value at end of period	$41.246	$38.683	$31.235	$37.726	$34.697	$31.853	$29.993	$28.094	$25.039
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	1	1	1	1	1	1	3
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.467	$22.086	$39.894	$33.231	$29.731	$26.909	$22.654	$17.044	$24.042
Accumulation unit value at end of period	$38.959	$31.467	$22.086	$39.894	$33.231	$29.731	$26.909	$22.654	$17.044
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.477	$16.757	$28.258	$24.960	$22.779	$22.202	$21.593	$16.662	$23.048
Accumulation unit value at end of period	$25.323	$22.477	$16.757	$28.258	$24.96	$22.779	$22.202	$21.593	$16.662
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	1	1
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.545	$14.182	$19.994	$18.965	$16.753	$15.481	$13.359	$10	N/A
Accumulation unit value at end of period	$21.047	$18.545	$14.182	$19.994	$18.965	$16.753	$15.481	$13.359	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.066	$17.554	$19.007	$15.852	$15.579	$13.412	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.066	$17.554	$19.007	$15.852	$15.579	$13.412	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.443	$20.258	$37.214	$34.509	$29.675	$28.492	$27.642	$22.661	$30.922
Accumulation unit value at end of period	$31.273	$27.443	$20.258	$37.214	$34.509	$29.675	$28.492	$27.642	$22.661
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.965	$8.437	$15.784	$14.093	$13.303	$12.895	$12.295	$10	N/A
Accumulation unit value at end of period	$12.847	$11.965	$8.437	$15.784	$14.093	$13.303	$12.895	$12.295	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	2	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.971	$13.108	$22.332	$21.401	$18.535	$16.517	$14.124	$10	N/A
Accumulation unit value at end of period	$20.455	$17.971	$13.108	$22.332	$21.401	$18.535	$16.517	$14.124	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.259	$2.630	$12.479	$12.746	$11.862	$11.82	$11.05	$10	N/A
Accumulation unit value at end of period	$3.669	$3.259	$2.630	$12.479	$12.746	$11.862	$11.82	$11.05	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.864	$9.423	$15.606	$15.233	$13.492	$12.97	$12.08	$10	N/A
Accumulation unit value at end of period	$13.519	$11.864	$9.423	$15.606	$15.233	$13.492	$12.97	$12.08	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.571	$11.563	$18.960	$19.546	$17.328	$16.053	$13.693	$10	N/A
Accumulation unit value at end of period	$18.850	$15.571	$11.563	$18.960	$19.546	$17.328	$16.053	$13.693	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.631	$8.170	$16.353	$15.678	$15.517	$14.084	$11.988	$10	N/A
Accumulation unit value at end of period	$13.299	$10.631	$8.170	$16.353	$15.678	$15.517	$14.084	$11.988	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.935	$11.105	$13.200	$12.249	$11.611	$11.516	$10.796	$10	N/A
Accumulation unit value at end of period	$14.605	$12.935	$11.105	$13.200	$12.249	$11.611	$11.516	$10.796	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.07	$4.902	$3.995	$5.753	$5.211
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.07	$4.902	$3.995	$5.753
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	1	0	0	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.604	$1.464	$1.122	$1.539	$1.367
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.604	$1.464	$1.122	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.65%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$48.592	$33.471	$63.189	$53.556	$51.772	$46.971	$45.26	$34.038	$51.636
Accumulation unit value at end of period	$54.203	$48.592	$33.471	$63.189	$53.556	$51.772	$46.971	$45.26	$34.038
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.309	$19.639	$47.940	$37.044	$34.187	$31.641	$28.453	$19.569	$28.237
Accumulation unit value at end of period	$34.423	$29.309	$19.639	$47.940	$37.044	$34.187	$31.641	$28.453	$19.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$42.863	$29.944	$57.003	$49.427	$41.861	$36.404	$31.746	$22.67	$31.236
Accumulation unit value at end of period	$52.834	$42.863	$29.944	$57.003	$49.427	$41.861	$36.404	$31.746	$22.67
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.185	$5.324	$8.273	$8.416	$7.306	$7.097	$6.385	$5.018	$6.326
Accumulation unit value at end of period	$6.945	$6.185	$5.324	$8.273	$8.416	$7.306	$7.097	$6.385	$5.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.977	$7.613	$10.569	$11.327	$9.703	$9.39	$8.349	$6.581	$7.656
Accumulation unit value at end of period	$10.017	$8.977	$7.613	$10.569	$11.327	$9.703	$9.39	$8.349	$6.581
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.315	$11.608	$26.109	$20.506	$15.729	$12.497	$10.168	$7.234	$8.315
Accumulation unit value at end of period	$19.117	$17.315	$11.608	$26.109	$20.506	$15.729	$12.497	$10.168	$7.234
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.489	$9.381	$16.012	$16.055	$15.156	$14.142	$12.585	$10	N/A
Accumulation unit value at end of period	$15.597	$12.489	$9.381	$16.012	$16.055	$15.156	$14.142	$12.585	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.986	$18.228	$28.257	$26.651	$24.807	$24.336	$23.292	$18.79	$26.881
Accumulation unit value at end of period	$27.093	$23.986	$18.228	$28.257	$26.651	$24.807	$24.336	$23.292	$18.79
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.095	$15.661	$15.796	$13.587	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.095	$15.661	$15.796	$13.587	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.852	$7.252	$8.857	$8.643	$8.389	$8.311	$8.017	$7.757	$7.324
Accumulation unit value at end of period	$8.249	$7.852	$7.252	$8.857	$8.643	$8.389	$8.311	$8.017	$7.757
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.685	$15.772	$23.923	$21.600	$20.231	$18.873	$17.766	$14.233	$20.431
Accumulation unit value at end of period	$22.602	$19.685	$15.772	$23.923	$21.6	$20.231	$18.873	$17.766	$14.233
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.920	$7.517	$12.387	$12.424	$11.114	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.164	$9.920	$7.517	$12.387	$12.424	$11.114	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.132	$9.998	$19.624	$17.410	$14.055	$12.298	$10.728	$8.536	$10.629
Accumulation unit value at end of period	$13.129	$13.132	$9.998	$19.624	$17.41	$14.055	$12.298	$10.728	$8.536
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.719	$5.533	$7.740	$7.505	$6.92	$6.744	$6.419	$5.533	$6.63
Accumulation unit value at end of period	$7.352	$6.719	$5.533	$7.740	$7.505	$6.92	$6.744	$6.419	$5.533
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.294	$1.221	$1.539	$1.502	$1.464	$1.455	$1.415	$1.368	$1.288
Accumulation unit value at end of period	$1.356	$1.294	$1.221	$1.539	$1.502	$1.464	$1.455	$1.415	$1.368
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$2.003	$1.574	$3.126	$2.723	$2.204	$1.957	$1.682	$1.317	$1.547
Accumulation unit value at end of period	$2.186	$2.003	$1.574	$3.126	$2.723	$2.204	$1.957	$1.682	$1.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.197	$1.722	$2.628	$2.593	$2.107	$1.943	$1.567	$1.122	$1.286
Accumulation unit value at end of period	$2.660	$2.197	$1.722	$2.628	$2.593	$2.107	$1.943	$1.567	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.651	$2.493	$2.415	$2.317	$2.261	$2.241	$2.195	$2.182	$2.053
Accumulation unit value at end of period	$2.780	$2.651	$2.493	$2.415	$2.317	$2.261	$2.241	$2.195	$2.182
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.212	$5.963	$7.969	$8.025	$7.384	$7.224	$6.533	$5.329	$5.433
Accumulation unit value at end of period	$9.210	$8.212	$5.963	$7.969	$8.025	$7.384	$7.224	$6.533	$5.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.080	$1.686	$2.695	$2.422	$2.133	$2.126	$1.964	$1.505	$1.8
Accumulation unit value at end of period	$2.267	$2.080	$1.686	$2.695	$2.422	$2.133	$2.126	$1.964	$1.505
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.766	$2.802	$2.776	$2.688	$2.61	$2.581	$2.6	$2.624	$2.631
Accumulation unit value at end of period	$2.722	$2.766	$2.802	$2.776	$2.688	$2.61	$2.581	$2.6	$2.624
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.558	$1.127	$2.268	$2.171	$2.096	$1.99	$1.822	$1.393	$2.129
Accumulation unit value at end of period	$1.985	$1.558	$1.127	$2.268	$2.171	$2.096	$1.99	$1.822	$1.393
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.806	$0.511	$0.965	$0.858	$0.866	$0.849	$0.846	$0.587	$0.925
Accumulation unit value at end of period	$0.941	$0.806	$0.511	$0.965	$0.858	$0.866	$0.849	$0.846	$0.587
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.413	$20.795	$29.655	$26.100	$24.721	$24.151	$23.277	$20.056	$22.337
Accumulation unit value at end of period	$29.691	$26.413	$20.795	$29.655	$26.1	$24.721	$24.151	$23.277	$20.056
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.716	$26.752	$47.307	$40.897	$37.21	$32.344	$28.472	$22.529	$25.263
Accumulation unit value at end of period	$41.186	$35.716	$26.752	$47.307	$40.897	$37.21	$32.344	$28.472	$22.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.256	$24.401	$43.254	$43.309	$36.625	$35.165	$32.051	$24.998	$30.596
Accumulation unit value at end of period	$35.407	$31.256	$24.401	$43.254	$43.309	$36.625	$35.165	$32.051	$24.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$41.101	$32.567	$62.661	$50.172	$47.728	$45.855	$45.09	$34.5	$50.177
Accumulation unit value at end of period	$50.208	$41.101	$32.567	$62.661	$50.172	$47.728	$45.855	$45.09	$34.5
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$133.826	$107.446	$173.364	$167.149	$146.808	$142.356	$130.824	$103.561	$135.396
Accumulation unit value at end of period	$151.433	$133.826	$107.446	$173.364	$167.149	$146.808	$142.356	$130.824	$103.561
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.328	$10.679	$14.891	$15.557	$13.501	$13.268	$12.151	$10	N/A
Accumulation unit value at end of period	$14.632	$12.328	$10.679	$14.891	$15.557	$13.501	$13.268	$12.151	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.901	$12.514	$18.992	$19.778	$17.185	$16.06	$13.192	$10	N/A
Accumulation unit value at end of period	$20.057	$15.901	$12.514	$18.992	$19.778	$17.185	$16.06	$13.192	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.052	$11.359	$13.008	$12.486	$11.725	$11.747	$10.876	$10	N/A
Accumulation unit value at end of period	$15.333	$14.052	$11.359	$13.008	$12.486	$11.725	$11.747	$10.876	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.786	$11.621	$10.980	$10.470	$10.231	$10.156	$9.977	$10	N/A
Accumulation unit value at end of period	$12.208	$11.786	$11.621	$10.980	$10.47	$10.231	$10.156	$9.977	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.388	$11.558	$10.957	$10.275	$10.2	$10.232	$9.958	$10	N/A
Accumulation unit value at end of period	N/A	$11.388	$11.558	$10.957	$10.275	$10.2	$10.232	$9.958	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.670	$15.390	$21.866	$19.874	$16.416	$14.389	$12.375	$10	N/A
Accumulation unit value at end of period	$20.564	$18.670	$15.390	$21.866	$19.874	$16.416	$14.389	$12.375	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.120	$10.580	$17.102	$16.801	$14.426	$13.263	$11.97	$10	N/A
Accumulation unit value at end of period	$14.352	$13.120	$10.580	$17.102	$16.801	$14.426	$13.263	$11.97	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$28.037	$16.512	$35.492	$28.016	$22.232	$17.734	$14.455	$10	N/A
Accumulation unit value at end of period	$32.432	$28.037	$16.512	$35.492	$28.016	$22.232	$17.734	$14.455	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.794	$12.879	$26.802	$19.629	$14.651	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.864	$21.794	$12.879	$26.802	$19.629	$14.651	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.077	$6.746	$4.658	$5.222
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.077	$6.746	$4.658
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.904	$24.969	$17.766	$16.03	$12.484	$12.962
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.904	$24.969	$17.766	$16.03	$12.484
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.145	$8.238	$14.194	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.337	$11.145	$8.238	$14.194	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.958	$4.753	$11.913	$15.570	$13.591	$13.044	$12.201	$10	N/A
Accumulation unit value at end of period	$6.466	$5.958	$4.753	$11.913	$15.57	$13.591	$13.044	$12.201	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.373	$10.647	$15.163	$13.781	$13.311	$12.51	$11.823	$10	N/A
Accumulation unit value at end of period	$13.853	$13.373	$10.647	$15.163	$13.781	$13.311	$12.51	$11.823	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.111	$13.997	$25.706	$27.665	$19.719	$17.546	$13.059	$10	N/A
Accumulation unit value at end of period	$20.938	$18.111	$13.997	$25.706	$27.665	$19.719	$17.546	$13.059	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.988	$15.909	$23.908	$20.145	$16.321	$14.199	$11.682	$10	N/A
Accumulation unit value at end of period	$18.811	$17.988	$15.909	$23.908	$20.145	$16.321	$14.199	$11.682	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.267	$8.254	$13.362	$12.925	$11.382	$11.076	$10.236	N/A	N/A
Accumulation unit value at end of period	$11.555	$10.267	$8.254	$13.362	$12.925	$11.382	$11.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.335	$8.619	$13.438	$12.368	$10.824	$10.752	$10.047	N/A	N/A
Accumulation unit value at end of period	$12.665	$11.335	$8.619	$13.438	$12.368	$10.824	$10.752	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$12.031	$8.550	$15.461	$13.407	$12.234	$11.194	$10.394	N/A	N/A
Accumulation unit value at end of period	$14.870	$12.031	$8.550	$15.461	$13.407	$12.234	$11.194	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.981	$8.977	$14.915	$14.739	$13.129	$11.396	$10.089	N/A	N/A
Accumulation unit value at end of period	$14.088	$11.981	$8.977	$14.915	$14.739	$13.129	$11.396	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.307	$8.987	$14.160	$14.264	$12.422	$11.504	$10.27	N/A	N/A
Accumulation unit value at end of period	$13.733	$11.307	$8.987	$14.160	$14.264	$12.422	$11.504	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.600	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.500	$16.600	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.720	$14.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.508	$21.680	$20.158	$16.79	$15.417	$13.24	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.508	$21.680	$20.158	$16.79	$15.417	$13.24	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.975	$18.224	$18.083	$15.731	$14.641	$12.294	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.975	$18.224	$18.083	$15.731	$14.641	$12.294	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.413	$18.552	$19.994	$17.671	$17.368	$13.883	$10.378	$13.465
Accumulation unit value at end of period	N/A	N/A	$12.413	$18.552	$19.994	$17.671	$17.368	$13.883	$10.378
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.683	$31.235	$37.726	$34.697	$31.853	$29.993	$28.094	$25.039	$27.206
Accumulation unit value at end of period	$41.246	$38.683	$31.235	$37.726	$34.697	$31.853	$29.993	$28.094	$25.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.467	$22.086	$39.894	$33.231	$29.731	$26.909	$22.654	$17.044	$24.042
Accumulation unit value at end of period	$38.959	$31.467	$22.086	$39.894	$33.231	$29.731	$26.909	$22.654	$17.044
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.477	$16.757	$28.258	$24.960	$22.779	$22.202	$21.593	$16.662	$23.048
Accumulation unit value at end of period	$25.323	$22.477	$16.757	$28.258	$24.96	$22.779	$22.202	$21.593	$16.662
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.545	$14.182	$19.994	$18.965	$16.753	$15.481	$13.359	$10	N/A
Accumulation unit value at end of period	$21.047	$18.545	$14.182	$19.994	$18.965	$16.753	$15.481	$13.359	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.066	$17.554	$19.007	$15.852	$15.579	$13.412	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.066	$17.554	$19.007	$15.852	$15.579	$13.412	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.443	$20.258	$37.214	$34.509	$29.675	$28.492	$27.642	$22.661	$30.922
Accumulation unit value at end of period	$31.273	$27.443	$20.258	$37.214	$34.509	$29.675	$28.492	$27.642	$22.661
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.965	$8.437	$15.784	$14.093	$13.303	$12.895	$12.295	$10	N/A
Accumulation unit value at end of period	$12.847	$11.965	$8.437	$15.784	$14.093	$13.303	$12.895	$12.295	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.971	$13.108	$22.332	$21.401	$18.535	$16.517	$14.124	$10	N/A
Accumulation unit value at end of period	$20.455	$17.971	$13.108	$22.332	$21.401	$18.535	$16.517	$14.124	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.259	$2.630	$12.479	$12.746	$11.862	$11.82	$11.05	$10	N/A
Accumulation unit value at end of period	$3.669	$3.259	$2.630	$12.479	$12.746	$11.862	$11.82	$11.05	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.864	$9.423	$15.606	$15.233	$13.492	$12.97	$12.08	$10	N/A
Accumulation unit value at end of period	$13.519	$11.864	$9.423	$15.606	$15.233	$13.492	$12.97	$12.08	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.571	$11.563	$18.960	$19.546	$17.328	$16.053	$13.693	$10	N/A
Accumulation unit value at end of period	$18.850	$15.571	$11.563	$18.960	$19.546	$17.328	$16.053	$13.693	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.631	$8.170	$16.353	$15.678	$15.517	$14.084	$11.988	$10	N/A
Accumulation unit value at end of period	$13.299	$10.631	$8.170	$16.353	$15.678	$15.517	$14.084	$11.988	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.935	$11.105	$13.200	$12.249	$11.611	$11.516	$10.796	$10	N/A
Accumulation unit value at end of period	$14.605	$12.935	$11.105	$13.200	$12.249	$11.611	$11.516	$10.796	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.063	$4.895	$3.989	$5.745
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.063	$4.895	$3.989
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.604	$1.464	$1.122	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.604	$1.464	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.70%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$48.396	$33.352	$62.996	$53.418	$51.664	$46.896	$45.21	$34.017	$51.63
Accumulation unit value at end of period	$53.958	$48.396	$33.352	$62.996	$53.418	$51.664	$46.896	$45.21	$34.017
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.191	$19.569	$47.793	$36.949	$34.116	$31.59	$28.422	$19.557	$28.23
Accumulation unit value at end of period	$34.267	$29.191	$19.569	$47.793	$36.949	$34.116	$31.59	$28.422	$19.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$42.690	$29.837	$56.829	$49.300	$41.774	$36.346	$31.711	$22.656	$31.232
Accumulation unit value at end of period	$52.595	$42.690	$29.837	$56.829	$49.3	$41.774	$36.346	$31.711	$22.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.160	$5.305	$8.248	$8.394	$7.291	$7.086	$6.378	$5.015	$6.325
Accumulation unit value at end of period	$6.914	$6.160	$5.305	$8.248	$8.394	$7.291	$7.086	$6.378	$5.015
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.941	$7.586	$10.537	$11.297	$9.683	$9.375	$8.339	$6.577	$7.655
Accumulation unit value at end of period	$9.972	$8.941	$7.586	$10.537	$11.297	$9.683	$9.375	$8.339	$6.577
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.245	$11.567	$26.029	$20.453	$15.696	$12.477	$10.157	$7.23	$8.314
Accumulation unit value at end of period	$19.031	$17.245	$11.567	$26.029	$20.453	$15.696	$12.477	$10.157	$7.23
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.448	$9.355	$15.976	$16.027	$15.136	$14.13	$12.581	$10	N/A
Accumulation unit value at end of period	$15.539	$12.448	$9.355	$15.976	$16.027	$15.136	$14.13	$12.581	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.889	$18.164	$28.171	$26.583	$24.756	$24.297	$23.266	$18.778	$26.878
Accumulation unit value at end of period	$26.970	$23.889	$18.164	$28.171	$26.583	$24.756	$24.297	$23.266	$18.778
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.064	$15.641	$15.784	$13.583	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.064	$15.641	$15.784	$13.583	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DW Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.821	$7.226	$8.830	$8.620	$8.372	$8.298	$8.008	$7.752	$7.323
Accumulation unit value at end of period	$8.212	$7.821	$7.226	$8.830	$8.62	$8.372	$8.298	$8.008	$7.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.606	$15.716	$23.850	$21.545	$20.188	$18.843	$17.747	$14.224	$20.428
Accumulation unit value at end of period	$22.499	$19.606	$15.716	$23.850	$21.545	$20.188	$18.843	$17.747	$14.224
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.897	$7.503	$12.371	$12.414	$11.11	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.133	$9.897	$7.503	$12.371	$12.414	$11.11	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.079	$9.962	$19.564	$17.365	$14.026	$12.278	$10.716	$8.531	$10.628
Accumulation unit value at end of period	$13.069	$13.079	$9.962	$19.564	$17.365	$14.026	$12.278	$10.716	$8.531
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.182	$5.917	$8.282	$8.034	$7.411	$7.226	$6.882	$5.935	$7.115
Accumulation unit value at end of period	$7.855	$7.182	$5.917	$8.282	$8.034	$7.411	$7.226	$6.882	$5.935
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.289	$1.217	$1.534	$1.498	$1.461	$1.453	$1.414	$1.368	$1.288
Accumulation unit value at end of period	$1.350	$1.289	$1.217	$1.534	$1.498	$1.461	$1.453	$1.414	$1.368
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.995	$1.569	$3.117	$2.716	$2.2	$1.954	$1.68	$1.316	$1.547
Accumulation unit value at end of period	$2.176	$1.995	$1.569	$3.117	$2.716	$2.2	$1.954	$1.68	$1.316
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.188	$1.715	$2.620	$2.586	$2.103	$1.94	$1.565	$1.121	$1.286
Accumulation unit value at end of period	$2.647	$2.188	$1.715	$2.620	$2.586	$2.103	$1.94	$1.565	$1.121
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.640	$2.484	$2.407	$2.311	$2.256	$2.237	$2.193	$2.181	$2.053
Accumulation unit value at end of period	$2.767	$2.640	$2.484	$2.407	$2.311	$2.256	$2.237	$2.193	$2.181
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	1
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.396	$6.100	$8.156	$8.216	$7.564	$7.404	$6.699	$5.467	$5.576
Accumulation unit value at end of period	$9.411	$8.396	$6.100	$8.156	$8.216	$7.564	$7.404	$6.699	$5.467
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.072	$1.681	$2.687	$2.416	$2.128	$2.123	$1.961	$1.504	$1.8
Accumulation unit value at end of period	$2.256	$2.072	$1.681	$2.687	$2.416	$2.128	$2.123	$1.961	$1.504
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	1
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.755	$2.792	$2.767	$2.681	$2.605	$2.577	$2.597	$2.622	$2.631
Accumulation unit value at end of period	$2.709	$2.755	$2.792	$2.767	$2.681	$2.605	$2.577	$2.597	$2.622
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.552	$1.123	$2.261	$2.165	$2.092	$1.987	$1.82	$1.392	$2.128
Accumulation unit value at end of period	$1.976	$1.552	$1.123	$2.261	$2.165	$2.092	$1.987	$1.82	$1.392
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	1
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.803	$0.509	$0.962	$0.856	$0.864	$0.847	$0.845	$0.586	$0.925
Accumulation unit value at end of period	$0.936	$0.803	$0.509	$0.962	$0.856	$0.864	$0.847	$0.845	$0.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.306	$20.721	$29.564	$26.033	$24.669	$24.112	$23.252	$20.044	$22.334
Accumulation unit value at end of period	$29.557	$26.306	$20.721	$29.564	$26.033	$24.669	$24.112	$23.252	$20.044
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.572	$26.657	$47.162	$40.791	$37.132	$32.292	$28.441	$22.515	$25.26
Accumulation unit value at end of period	$41.000	$35.572	$26.657	$47.162	$40.791	$37.132	$32.292	$28.441	$22.515
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.129	$24.314	$43.121	$43.197	$36.549	$35.109	$32.016	$24.983	$30.592
Accumulation unit value at end of period	$35.247	$31.129	$24.314	$43.121	$43.197	$36.549	$35.109	$32.016	$24.983
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$40.934	$32.451	$62.469	$50.043	$47.629	$45.781	$45.04	$34.479	$50.17
Accumulation unit value at end of period	$49.981	$40.934	$32.451	$62.469	$50.043	$47.629	$45.781	$45.04	$34.479
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$133.285	$107.064	$172.833	$166.719	$146.502	$142.129	$130.68	$103.497	$135.379
Accumulation unit value at end of period	$150.748	$133.285	$107.064	$172.833	$166.719	$146.502	$142.129	$130.68	$103.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.288	$10.650	$14.857	$15.529	$13.483	$13.258	$12.147	$10	N/A
Accumulation unit value at end of period	$14.577	$12.288	$10.650	$14.857	$15.529	$13.483	$13.258	$12.147	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.849	$12.480	$18.948	$19.742	$17.162	$16.046	$13.188	$10	N/A
Accumulation unit value at end of period	$19.982	$15.849	$12.480	$18.948	$19.742	$17.162	$16.046	$13.188	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.006	$11.327	$12.978	$12.463	$11.709	$11.737	$10.872	$10	N/A
Accumulation unit value at end of period	$15.275	$14.006	$11.327	$12.978	$12.463	$11.709	$11.737	$10.872	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.748	$11.589	$10.955	$10.451	$10.218	$10.147	$9.974	$10	N/A
Accumulation unit value at end of period	$12.162	$11.748	$11.589	$10.955	$10.451	$10.218	$10.147	$9.974	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.351	$11.526	$10.932	$10.256	$10.186	$10.224	$9.955	$10	N/A
Accumulation unit value at end of period	N/A	$11.351	$11.526	$10.932	$10.256	$10.186	$10.224	$9.955	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.609	$15.347	$21.816	$19.838	$16.395	$14.377	$12.371	$10	N/A
Accumulation unit value at end of period	$20.486	$18.609	$15.347	$21.816	$19.838	$16.395	$14.377	$12.371	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.077	$10.551	$17.062	$16.771	$14.407	$13.252	$11.967	$10	N/A
Accumulation unit value at end of period	$14.298	$13.077	$10.551	$17.062	$16.771	$14.407	$13.252	$11.967	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.945	$16.467	$35.410	$27.966	$22.203	$17.719	$14.45	$10	N/A
Accumulation unit value at end of period	$32.311	$27.945	$16.467	$35.410	$27.966	$22.203	$17.719	$14.45	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.751	$12.860	$26.775	$19.619	$14.651	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.800	$21.751	$12.860	$26.775	$19.619	$14.651	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.064	$6.738	$4.655	$5.222
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.064	$6.738	$4.655
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.827	$24.917	$17.738	$16.013	$12.476	$12.96
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.827	$24.917	$17.738	$16.013	$12.476
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.129	$8.230	$14.187	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.311	$11.129	$8.230	$14.187	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.938	$4.739	$11.886	$15.542	$13.573	$13.033	$12.197	$10	N/A
Accumulation unit value at end of period	$6.441	$5.938	$4.739	$11.886	$15.542	$13.573	$13.033	$12.197	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.330	$10.618	$15.128	$13.756	$13.293	$12.5	$11.819	$10	N/A
Accumulation unit value at end of period	$13.801	$13.330	$10.618	$15.128	$13.756	$13.293	$12.5	$11.819	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.052	$13.959	$25.647	$27.615	$19.694	$17.532	$13.055	$10	N/A
Accumulation unit value at end of period	$20.860	$18.052	$13.959	$25.647	$27.615	$19.694	$17.532	$13.055	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.929	$15.865	$23.853	$20.109	$16.3	$14.188	$11.678	$10	N/A
Accumulation unit value at end of period	$18.740	$17.929	$15.865	$23.853	$20.109	$16.3	$14.188	$11.678	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.236	$8.234	$13.335	$12.906	$11.371	$11.07	$10.235	N/A	N/A
Accumulation unit value at end of period	$11.515	$10.236	$8.234	$13.335	$12.906	$11.371	$11.07	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.301	$8.598	$13.411	$12.350	$10.813	$10.746	$10.045	N/A	N/A
Accumulation unit value at end of period	$12.621	$11.301	$8.598	$13.411	$12.35	$10.813	$10.746	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.996	$8.529	$15.431	$13.387	$12.222	$11.188	$10.392	N/A	N/A
Accumulation unit value at end of period	$14.819	$11.996	$8.529	$15.431	$13.387	$12.222	$11.188	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.945	$8.955	$14.885	$14.718	$13.116	$11.39	$10.087	N/A	N/A
Accumulation unit value at end of period	$14.039	$11.945	$8.955	$14.885	$14.718	$13.116	$11.39	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.274	$8.965	$14.132	$14.243	$12.409	$11.498	$10.268	N/A	N/A
Accumulation unit value at end of period	$13.686	$11.274	$8.965	$14.132	$14.243	$12.409	$11.498	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.546	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.435	$16.546	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.908	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.635	$14.908	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.473	$21.630	$20.122	$16.768	$15.405	$13.236	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.473	$21.630	$20.122	$16.768	$15.405	$13.236	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.941	$18.183	$18.051	$15.711	$14.629	$12.29	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.941	$18.183	$18.051	$15.711	$14.629	$12.29	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.369	$18.495	$19.942	$17.634	$17.34	$13.868	$10.372	$13.464
Accumulation unit value at end of period	N/A	N/A	$12.369	$18.495	$19.942	$17.634	$17.34	$13.868	$10.372
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.526	$31.124	$37.611	$34.607	$31.787	$29.945	$28.063	$25.024	$27.202
Accumulation unit value at end of period	$41.060	$38.526	$31.124	$37.611	$34.607	$31.787	$29.945	$28.063	$25.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.340	$22.008	$39.772	$33.146	$29.669	$26.866	$22.629	$17.034	$24.039
Accumulation unit value at end of period	$38.782	$31.340	$22.008	$39.772	$33.146	$29.669	$26.866	$22.629	$17.034
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.386	$16.697	$28.171	$24.895	$22.731	$22.166	$21.57	$16.652	$23.045
Accumulation unit value at end of period	$25.208	$22.386	$16.697	$28.171	$24.895	$22.731	$22.166	$21.57	$16.652
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.484	$14.143	$19.948	$18.931	$16.732	$15.468	$13.355	$10	N/A
Accumulation unit value at end of period	$20.968	$18.484	$14.143	$19.948	$18.931	$16.732	$15.468	$13.355	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.035	$17.514	$18.973	$15.832	$15.566	$13.408	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.035	$17.514	$18.973	$15.832	$15.566	$13.408	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.332	$20.186	$37.100	$34.420	$29.613	$28.447	$27.612	$22.647	$30.918
Accumulation unit value at end of period	$31.131	$27.332	$20.186	$37.100	$34.42	$29.613	$28.447	$27.612	$22.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.926	$8.414	$15.748	$14.068	$13.286	$12.884	$12.291	$10	N/A
Accumulation unit value at end of period	$12.799	$11.926	$8.414	$15.748	$14.068	$13.286	$12.884	$12.291	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.912	$13.072	$22.281	$21.363	$18.511	$16.504	$14.12	$10	N/A
Accumulation unit value at end of period	$20.379	$17.912	$13.072	$22.281	$21.363	$18.511	$16.504	$14.12	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.249	$2.623	$12.451	$12.723	$11.846	$11.81	$11.047	$10	N/A
Accumulation unit value at end of period	$3.656	$3.249	$2.623	$12.451	$12.723	$11.846	$11.81	$11.047	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.826	$9.396	$15.571	$15.206	$13.475	$12.959	$12.076	$10	N/A
Accumulation unit value at end of period	$13.468	$11.826	$9.396	$15.571	$15.206	$13.475	$12.959	$12.076	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.520	$11.531	$18.916	$19.511	$17.305	$16.04	$13.688	$10	N/A
Accumulation unit value at end of period	$18.779	$15.520	$11.531	$18.916	$19.511	$17.305	$16.04	$13.688	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.596	$8.148	$16.316	$15.650	$15.497	$14.073	$11.984	$10	N/A
Accumulation unit value at end of period	$13.249	$10.596	$8.148	$16.316	$15.65	$15.497	$14.073	$11.984	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.893	$11.074	$13.170	$12.227	$11.595	$11.507	$10.793	$10	N/A
Accumulation unit value at end of period	$14.551	$12.893	$11.074	$13.170	$12.227	$11.595	$11.507	$10.793	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.062	$4.896	$3.993	$5.752
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.062	$4.896	$3.993
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.601	$1.462	$1.121	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.601	$1.462	$1.121
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.70%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$48.396	$33.352	$62.996	$53.418	$51.664	$46.896	$45.21	$34.017	$51.63
Accumulation unit value at end of period	$53.958	$48.396	$33.352	$62.996	$53.418	$51.664	$46.896	$45.21	$34.017
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.191	$19.569	$47.793	$36.949	$34.116	$31.59	$28.422	$19.557	$28.23
Accumulation unit value at end of period	$34.267	$29.191	$19.569	$47.793	$36.949	$34.116	$31.59	$28.422	$19.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$42.690	$29.837	$56.829	$49.300	$41.774	$36.346	$31.711	$22.656	$31.232
Accumulation unit value at end of period	$52.595	$42.690	$29.837	$56.829	$49.300	$41.774	$36.346	$31.711	$22.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.160	$5.305	$8.248	$8.394	$7.291	$7.086	$6.378	$5.015	$6.325
Accumulation unit value at end of period	$6.914	$6.160	$5.305	$8.248	$8.394	$7.291	$7.086	$6.378	$5.015
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.941	$7.586	$10.537	$11.297	$9.683	$9.375	$8.339	$6.577	$7.655
Accumulation unit value at end of period	$9.972	$8.941	$7.586	$10.537	$11.297	$9.683	$9.375	$8.339	$6.577
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.245	$11.567	$26.029	$20.453	$15.696	$12.477	$10.157	$7.23	$8.314
Accumulation unit value at end of period	$19.031	$17.245	$11.567	$26.029	$20.453	$15.696	$12.477	$10.157	$7.23
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.448	$9.355	$15.976	$16.027	$15.136	$14.13	$12.581	$10	N/A
Accumulation unit value at end of period	$15.539	$12.448	$9.355	$15.976	$16.027	$15.136	$14.13	$12.581	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.889	$18.164	$28.171	$26.583	$24.756	$24.297	$23.266	$18.778	$26.878
Accumulation unit value at end of period	$26.970	$23.889	$18.164	$28.171	$26.583	$24.756	$24.297	$23.266	$18.778
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.064	$15.641	$15.784	$13.583	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.064	$15.641	$15.784	$13.583	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.821	$7.226	$8.830	$8.620	$8.372	$8.298	$8.008	$7.752	$7.323
Accumulation unit value at end of period	$8.212	$7.821	$7.226	$8.830	$8.62	$8.372	$8.298	$8.008	$7.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.606	$15.716	$23.850	$21.545	$20.188	$18.843	$17.747	$14.224	$20.428
Accumulation unit value at end of period	$22.499	$19.606	$15.716	$23.850	$21.545	$20.188	$18.843	$17.747	$14.224
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.897	$7.503	$12.371	$12.414	$11.11	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.133	$9.897	$7.503	$12.371	$12.414	$11.11	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.079	$9.962	$19.564	$17.365	$14.026	$12.278	$10.716	$8.531	$10.628
Accumulation unit value at end of period	$13.069	$13.079	$9.962	$19.564	$17.365	$14.026	$12.278	$10.716	$8.531
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.692	$5.513	$7.716	$7.486	$6.905	$6.733	$6.412	$5.529	$6.629
Accumulation unit value at end of period	$7.318	$6.692	$5.513	$7.716	$7.486	$6.905	$6.733	$6.412	$5.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.289	$1.217	$1.534	$1.498	$1.461	$1.453	$1.414	$1.368	$1.288
Accumulation unit value at end of period	$1.350	$1.289	$1.217	$1.534	$1.498	$1.461	$1.453	$1.414	$1.368
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.995	$1.569	$3.117	$2.716	$2.2	$1.954	$1.68	$1.316	$1.547
Accumulation unit value at end of period	$2.176	$1.995	$1.569	$3.117	$2.716	$2.2	$1.954	$1.68	$1.316
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.188	$1.715	$2.620	$2.586	$2.103	$1.94	$1.565	$1.121	$1.286
Accumulation unit value at end of period	$2.647	$2.188	$1.715	$2.620	$2.586	$2.103	$1.94	$1.565	$1.121
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.640	$2.484	$2.407	$2.311	$2.256	$2.237	$2.193	$2.181	$2.053
Accumulation unit value at end of period	$2.767	$2.640	$2.484	$2.407	$2.311	$2.256	$2.237	$2.193	$2.181
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.179	$5.942	$7.945	$8.004	$7.368	$7.213	$6.526	$5.325	$5.432
Accumulation unit value at end of period	$9.168	$8.179	$5.942	$7.945	$8.004	$7.368	$7.213	$6.526	$5.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.072	$1.681	$2.687	$2.416	$2.128	$2.123	$1.961	$1.504	$1.8
Accumulation unit value at end of period	$2.256	$2.072	$1.681	$2.687	$2.416	$2.128	$2.123	$1.961	$1.504
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.755	$2.792	$2.767	$2.681	$2.605	$2.577	$2.597	$2.622	$2.631
Accumulation unit value at end of period	$2.709	$2.755	$2.792	$2.767	$2.681	$2.605	$2.577	$2.597	$2.622
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.552	$1.123	$2.261	$2.165	$2.092	$1.987	$1.82	$1.392	$2.128
Accumulation unit value at end of period	$1.976	$1.552	$1.123	$2.261	$2.165	$2.092	$1.987	$1.82	$1.392
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.803	$0.509	$0.962	$0.856	$0.864	$0.847	$0.845	$0.586	$0.925
Accumulation unit value at end of period	$0.936	$0.803	$0.509	$0.962	$0.856	$0.864	$0.847	$0.845	$0.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.306	$20.721	$29.564	$26.033	$24.669	$24.112	$23.252	$20.044	$22.334
Accumulation unit value at end of period	$29.557	$26.306	$20.721	$29.564	$26.033	$24.669	$24.112	$23.252	$20.044
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.572	$26.657	$47.162	$40.791	$37.132	$32.292	$28.441	$22.515	$25.26
Accumulation unit value at end of period	$41.000	$35.572	$26.657	$47.162	$40.791	$37.132	$32.292	$28.441	$22.515
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.129	$24.314	$43.121	$43.197	$36.549	$35.109	$32.016	$24.983	$30.592
Accumulation unit value at end of period	$35.247	$31.129	$24.314	$43.121	$43.197	$36.549	$35.109	$32.016	$24.983
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$40.934	$32.451	$62.469	$50.043	$47.629	$45.781	$45.04	$34.479	$50.17
Accumulation unit value at end of period	$49.981	$40.934	$32.451	$62.469	$50.043	$47.629	$45.781	$45.04	$34.479
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$133.285	$107.064	$172.833	$166.719	$146.502	$142.129	$130.68	$103.497	$135.379
Accumulation unit value at end of period	$150.748	$133.285	$107.064	$172.833	$166.719	$146.502	$142.129	$130.68	$103.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.288	$10.650	$14.857	$15.529	$13.483	$13.258	$12.147	$10	N/A
Accumulation unit value at end of period	$14.577	$12.288	$10.650	$14.857	$15.529	$13.483	$13.258	$12.147	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.849	$12.480	$18.948	$19.742	$17.162	$16.046	$13.188	$10	N/A
Accumulation unit value at end of period	$19.982	$15.849	$12.480	$18.948	$19.742	$17.162	$16.046	$13.188	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$14.006	$11.327	$12.978	$12.463	$11.709	$11.737	$10.872	$10	N/A
Accumulation unit value at end of period	$15.275	$14.006	$11.327	$12.978	$12.463	$11.709	$11.737	$10.872	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.748	$11.589	$10.955	$10.451	$10.218	$10.147	$9.974	$10	N/A
Accumulation unit value at end of period	$12.162	$11.748	$11.589	$10.955	$10.451	$10.218	$10.147	$9.974	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.351	$11.526	$10.932	$10.256	$10.186	$10.224	$9.955	$10	N/A
Accumulation unit value at end of period	N/A	$11.351	$11.526	$10.932	$10.256	$10.186	$10.224	$9.955	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.609	$15.347	$21.816	$19.838	$16.395	$14.377	$12.371	$10	N/A
Accumulation unit value at end of period	$20.486	$18.609	$15.347	$21.816	$19.838	$16.395	$14.377	$12.371	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.077	$10.551	$17.062	$16.771	$14.407	$13.252	$11.967	$10	N/A
Accumulation unit value at end of period	$14.298	$13.077	$10.551	$17.062	$16.771	$14.407	$13.252	$11.967	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.945	$16.467	$35.410	$27.966	$22.203	$17.719	$14.45	$10	N/A
Accumulation unit value at end of period	$32.311	$27.945	$16.467	$35.410	$27.966	$22.203	$17.719	$14.45	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.751	$12.860	$26.775	$19.619	$14.651	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.800	$21.751	$12.860	$26.775	$19.619	$14.651	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.064	$6.738	$4.655	$5.222
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.064	$6.738	$4.655
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.827	$24.917	$17.738	$16.013	$12.476	$12.96
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.827	$24.917	$17.738	$16.013	$12.476
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.129	$8.230	$14.187	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.311	$11.129	$8.230	$14.187	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.938	$4.739	$11.886	$15.542	$13.573	$13.033	$12.197	$10	N/A
Accumulation unit value at end of period	$6.441	$5.938	$4.739	$11.886	$15.542	$13.573	$13.033	$12.197	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.330	$10.618	$15.128	$13.756	$13.293	$12.5	$11.819	$10	N/A
Accumulation unit value at end of period	$13.801	$13.330	$10.618	$15.128	$13.756	$13.293	$12.5	$11.819	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$18.052	$13.959	$25.647	$27.615	$19.694	$17.532	$13.055	$10	N/A
Accumulation unit value at end of period	$20.860	$18.052	$13.959	$25.647	$27.615	$19.694	$17.532	$13.055	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.929	$15.865	$23.853	$20.109	$16.3	$14.188	$11.678	$10	N/A
Accumulation unit value at end of period	$18.740	$17.929	$15.865	$23.853	$20.109	$16.3	$14.188	$11.678	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.236	$8.234	$13.335	$12.906	$11.371	$11.07	$10.235	N/A	N/A
Accumulation unit value at end of period	$11.515	$10.236	$8.234	$13.335	$12.906	$11.371	$11.07	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.301	$8.598	$13.411	$12.350	$10.813	$10.746	$10.045	N/A	N/A
Accumulation unit value at end of period	$12.621	$11.301	$8.598	$13.411	$12.35	$10.813	$10.746	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.996	$8.529	$15.431	$13.387	$12.222	$11.188	$10.392	N/A	N/A
Accumulation unit value at end of period	$14.819	$11.996	$8.529	$15.431	$13.387	$12.222	$11.188	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.945	$8.955	$14.885	$14.718	$13.116	$11.39	$10.087	N/A	N/A
Accumulation unit value at end of period	$14.039	$11.945	$8.955	$14.885	$14.718	$13.116	$11.39	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.274	$8.965	$14.132	$14.243	$12.409	$11.498	$10.268	N/A	N/A
Accumulation unit value at end of period	$13.686	$11.274	$8.965	$14.132	$14.243	$12.409	$11.498	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.546	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.435	$16.546	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.908	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.635	$14.908	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.473	$21.630	$20.122	$16.768	$15.405	$13.236	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.473	$21.630	$20.122	$16.768	$15.405	$13.236	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.941	$18.183	$18.051	$15.711	$14.629	$12.29	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.941	$18.183	$18.051	$15.711	$14.629	$12.29	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.369	$18.495	$19.942	$17.634	$17.34	$13.868	$10.372	$13.464
Accumulation unit value at end of period	N/A	N/A	$12.369	$18.495	$19.942	$17.634	$17.34	$13.868	$10.372
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.526	$31.124	$37.611	$34.607	$31.787	$29.945	$28.063	$25.024	$27.202
Accumulation unit value at end of period	$41.060	$38.526	$31.124	$37.611	$34.607	$31.787	$29.945	$28.063	$25.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.340	$22.008	$39.772	$33.146	$29.669	$26.866	$22.629	$17.034	$24.039
Accumulation unit value at end of period	$38.782	$31.340	$22.008	$39.772	$33.146	$29.669	$26.866	$22.629	$17.034
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.386	$16.697	$28.171	$24.895	$22.731	$22.166	$21.57	$16.652	$23.045
Accumulation unit value at end of period	$25.208	$22.386	$16.697	$28.171	$24.895	$22.731	$22.166	$21.57	$16.652
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.484	$14.143	$19.948	$18.931	$16.732	$15.468	$13.355	$10	N/A
Accumulation unit value at end of period	$20.968	$18.484	$14.143	$19.948	$18.931	$16.732	$15.468	$13.355	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.035	$17.514	$18.973	$15.832	$15.566	$13.408	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.035	$17.514	$18.973	$15.832	$15.566	$13.408	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.332	$20.186	$37.100	$34.420	$29.613	$28.447	$27.612	$22.647	$30.918
Accumulation unit value at end of period	$31.131	$27.332	$20.186	$37.100	$34.42	$29.613	$28.447	$27.612	$22.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.926	$8.414	$15.748	$14.068	$13.286	$12.884	$12.291	$10	N/A
Accumulation unit value at end of period	$12.799	$11.926	$8.414	$15.748	$14.068	$13.286	$12.884	$12.291	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.912	$13.072	$22.281	$21.363	$18.511	$16.504	$14.12	$10	N/A
Accumulation unit value at end of period	$20.379	$17.912	$13.072	$22.281	$21.363	$18.511	$16.504	$14.12	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.249	$2.623	$12.451	$12.723	$11.846	$11.81	$11.047	$10	N/A
Accumulation unit value at end of period	$3.656	$3.249	$2.623	$12.451	$12.723	$11.846	$11.81	$11.047	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—		N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.826	$9.396	$15.571	$15.206	$13.475	$12.959	$12.076	$10	N/A
Accumulation unit value at end of period	$13.468	$11.826	$9.396	$15.571	$15.206	$13.475	$12.959	$12.076	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.520	$11.531	$18.916	$19.511	$17.305	$16.04	$13.688	$10	N/A
Accumulation unit value at end of period	$18.779	$15.520	$11.531	$18.916	$19.511	$17.305	$16.04	$13.688	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.596	$8.148	$16.316	$15.650	$15.497	$14.073	$11.984	$10	N/A
Accumulation unit value at end of period	$13.249	$10.596	$8.148	$16.316	$15.65	$15.497	$14.073	$11.984	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.893	$11.074	$13.170	$12.227	$11.595	$11.507	$10.793	$10	N/A
Accumulation unit value at end of period	$14.551	$12.893	$11.074	$13.170	$12.227	$11.595	$11.507	$10.793	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.055	$4.889	$3.987	$5.744
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.055	$4.889	$3.987
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.601	$1.462	$1.121	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.601	$1.462	$1.121
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.75%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$48.199	$33.233	$62.802	$53.280	$51.555	$46.821	$45.16	$33.996	$51.624
Accumulation unit value at end of period	$53.712	$48.199	$33.233	$62.802	$53.28	$51.555	$46.821	$45.16	$33.996
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	—	2	2	1	1
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.072	$19.499	$47.646	$36.853	$34.044	$31.54	$28.39	$19.545	$28.227
Accumulation unit value at end of period	$34.111	$29.072	$19.499	$47.646	$36.853	$34.044	$31.54	$28.39	$19.545
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	2	4	4	4	3	1
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$42.517	$29.731	$56.654	$49.173	$41.687	$36.288	$31.676	$22.642	$31.228
Accumulation unit value at end of period	$52.355	$42.517	$29.731	$56.654	$49.173	$41.687	$36.288	$31.676	$22.642
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	1	1	1	1	2
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.135	$5.286	$8.222	$8.372	$7.275	$7.075	$6.371	$5.011	$6.324
Accumulation unit value at end of period	$6.882	$6.135	$5.286	$8.222	$8.372	$7.275	$7.075	$6.371	$5.011
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	3	4	1	4	8	4
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.905	$7.559	$10.504	$11.268	$9.663	$9.36	$8.33	$6.573	$7.654
Accumulation unit value at end of period	$9.927	$8.905	$7.559	$10.504	$11.268	$9.663	$9.36	$8.33	$6.573
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	3	3	2	2
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.175	$11.526	$25.949	$20.400	$15.663	$12.457	$10.146	$7.225	$8.313
Accumulation unit value at end of period	$18.944	$17.175	$11.526	$25.949	$20.4	$15.663	$12.457	$10.146	$7.225
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	1	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.407	$9.329	$15.939	$15.998	$15.117	$14.119	$12.577	$10	N/A
Accumulation unit value at end of period	$15.480	$12.407	$9.329	$15.939	$15.998	$15.117	$14.119	$12.577	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.792	$18.099	$28.084	$26.514	$24.704	$24.258	$23.24	$18.766	$26.875
Accumulation unit value at end of period	$26.847	$23.792	$18.099	$28.084	$26.514	$24.704	$24.258	$23.24	$18.766
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	—	0	0	0	1
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.033	$15.62	$15.771	$13.578	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.033	$15.62	$15.771	$13.578	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.789	$7.200	$8.802	$8.598	$8.354	$8.284	$7.999	$7.747	$7.322
Accumulation unit value at end of period	$8.175	$7.789	$7.200	$8.802	$8.598	$8.354	$8.284	$7.999	$7.747
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	0	—	1	1	1	1
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.526	$15.660	$23.777	$21.489	$20.146	$18.813	$17.727	$14.215	$20.425
Accumulation unit value at end of period	$22.397	$19.526	$15.660	$23.777	$21.489	$20.146	$18.813	$17.727	$14.215
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	1
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.875	$7.490	$12.354	$12.403	$11.106	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.102	$9.875	$7.490	$12.354	$12.403	$11.106	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.026	$9.926	$19.504	$17.321	$13.996	$12.259	$10.704	$8.525	$10.626
Accumulation unit value at end of period	$13.010	$13.026	$9.926	$19.504	$17.321	$13.996	$12.259	$10.704	$8.525
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	2	1	1
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.153	$5.896	$8.256	$8.013	$7.396	$7.215	$6.875	$5.931	$7.114
Accumulation unit value at end of period	$7.819	$7.153	$5.896	$8.256	$8.013	$7.396	$7.215	$6.875	$5.931
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	4	—	0	—	0	0
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.284	$1.212	$1.529	$1.494	$1.458	$1.451	$1.412	$1.367	$1.288
Accumulation unit value at end of period	$1.344	$1.284	$1.212	$1.529	$1.494	$1.458	$1.451	$1.412	$1.367
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	6	42	54	41	41	1	10
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.987	$1.563	$3.107	$2.709	$2.195	$1.95	$1.678	$1.315	$1.547
Accumulation unit value at end of period	$2.167	$1.987	$1.563	$3.107	$2.709	$2.195	$1.95	$1.678	$1.315
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	4	7	7	7	7	6
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.179	$1.709	$2.612	$2.579	$2.098	$1.937	$1.564	$1.12	$1.286
Accumulation unit value at end of period	$2.636	$2.179	$1.709	$2.612	$2.579	$2.098	$1.937	$1.564	$1.12
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	10	15	21	16	9	5
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.629	$2.475	$2.400	$2.305	$2.252	$2.233	$2.19	$2.18	$2.052
Accumulation unit value at end of period	$2.755	$2.629	$2.475	$2.400	$2.305	$2.252	$2.233	$2.19	$2.18
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	25	40	40	40	158	196
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.362	$6.078	$8.131	$8.195	$7.548	$7.392	$6.691	$5.463	$5.576
Accumulation unit value at end of period	$9.369	$8.362	$6.078	$8.131	$8.195	$7.548	$7.392	$6.691	$5.463
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	0	0	0	0	0

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.063	$1.675	$2.679	$2.409	$2.124	$2.119	$1.959	$1.503	$1.799
Accumulation unit value at end of period	$2.246	$2.063	$1.675	$2.679	$2.409	$2.124	$2.119	$1.959	$1.503
Number of accumulation units outstanding at end of period (000’s omitted)	8	8	7	23	32	34	32	20	16
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.744	$2.783	$2.759	$2.674	$2.599	$2.573	$2.594	$2.621	$2.63
Accumulation unit value at end of period	$2.697	$2.744	$2.783	$2.759	$2.674	$2.599	$2.573	$2.594	$2.621
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	7	7	1	1	1	1
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.546	$1.119	$2.254	$2.160	$2.088	$1.984	$1.818	$1.392	$2.128
Accumulation unit value at end of period	$1.967	$1.546	$1.119	$2.254	$2.16	$2.088	$1.984	$1.818	$1.392
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	5	6	7	6	6	3	10
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.799	$0.507	$0.959	$0.854	$0.862	$0.846	$0.844	$0.586	$0.925
Accumulation unit value at end of period	$0.932	$0.799	$0.507	$0.959	$0.854	$0.862	$0.846	$0.844	$0.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	0
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.200	$20.647	$29.473	$25.966	$24.618	$24.074	$23.226	$20.031	$22.331
Accumulation unit value at end of period	$29.422	$26.200	$20.647	$29.473	$25.966	$24.618	$24.074	$23.226	$20.031
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.427	$26.562	$47.017	$40.686	$37.055	$32.24	$28.409	$22.501	$25.257
Accumulation unit value at end of period	$40.813	$35.427	$26.562	$47.017	$40.686	$37.055	$32.24	$28.409	$22.501
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	2	1	1	1	0	1
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.003	$24.227	$42.989	$43.086	$36.472	$35.053	$31.98	$24.967	$30.588
Accumulation unit value at end of period	$35.086	$31.003	$24.227	$42.989	$43.086	$36.472	$35.053	$31.98	$24.967
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	2	3	3	3	2
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$40.768	$32.335	$62.277	$49.914	$47.529	$45.708	$44.99	$34.458	$50.164
Accumulation unit value at end of period	$49.754	$40.768	$32.335	$62.277	$49.914	$47.529	$45.708	$44.99	$34.458
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	0	1	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$132.744	$106.683	$172.302	$166.288	$146.195	$141.901	$130.535	$103.433	$135.362
Accumulation unit value at end of period	$150.062	$132.744	$106.683	$172.302	$166.288	$146.195	$141.901	$130.535	$103.433
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.248	$10.620	$14.823	$15.501	$13.466	$13.247	$12.143	$10	N/A
Accumulation unit value at end of period	$14.522	$12.248	$10.620	$14.823	$15.501	$13.466	$13.247	$12.143	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.797	$12.445	$18.905	$19.706	$17.14	$16.033	$13.184	$10	N/A
Accumulation unit value at end of period	$19.907	$15.797	$12.445	$18.905	$19.706	$17.14	$16.033	$13.184	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$13.960	$11.296	$12.949	$12.441	$11.694	$11.727	$10.868	$10	N/A
Accumulation unit value at end of period	$15.218	$13.960	$11.296	$12.949	$12.441	$11.694	$11.727	$10.868	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.710	$11.557	$10.930	$10.432	$10.205	$10.139	$9.97	$10	N/A
Accumulation unit value at end of period	$12.116	$11.710	$11.557	$10.930	$10.432	$10.205	$10.139	$9.97	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	2	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.314	$11.494	$10.907	$10.238	$10.173	$10.216	$9.951	$10	N/A
Accumulation unit value at end of period	N/A	$11.314	$11.494	$10.907	$10.238	$10.173	$10.216	$9.951	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	0	0	1	2	—	—	2	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.548	$15.304	$21.766	$19.803	$16.373	$14.365	$12.367	$10	N/A
Accumulation unit value at end of period	$20.409	$18.548	$15.304	$21.766	$19.803	$16.373	$14.365	$12.367	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.034	$10.522	$17.023	$16.740	$14.388	$13.241	$11.963	$10	N/A
Accumulation unit value at end of period	$14.244	$13.034	$10.522	$17.023	$16.74	$14.388	$13.241	$11.963	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.853	$16.421	$35.329	$27.915	$22.174	$17.705	$14.445	$10	N/A
Accumulation unit value at end of period	$32.189	$27.853	$16.421	$35.329	$27.915	$22.174	$17.705	$14.445	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.707	$12.840	$26.747	$19.608	$14.65	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.736	$21.707	$12.840	$26.747	$19.608	$14.65	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.051	$6.731	$4.652	$5.221
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.051	$6.731	$4.652
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.750	$24.865	$17.71	$15.995	$12.468	$12.958
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.75	$24.865	$17.71	$15.995	$12.468
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	0	—	—	0
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.112	$8.222	$14.181	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.285	$11.112	$8.222	$14.181	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.919	$4.726	$11.858	$15.514	$13.555	$13.023	$12.193	$10	N/A
Accumulation unit value at end of period	$6.417	$5.919	$4.726	$11.858	$15.514	$13.555	$13.023	$12.193	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.286	$10.588	$15.093	$13.731	$13.276	$12.49	$11.815	$10	N/A
Accumulation unit value at end of period	$13.749	$13.286	$10.588	$15.093	$13.731	$13.276	$12.49	$11.815	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$17.993	$13.920	$25.588	$27.566	$19.668	$17.517	$13.051	$10	N/A
Accumulation unit value at end of period	$20.781	$17.993	$13.920	$25.588	$27.566	$19.668	$17.517	$13.051	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	1	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.870	$15.821	$23.798	$20.073	$16.279	$14.176	$11.675	$10	N/A
Accumulation unit value at end of period	$18.670	$17.870	$15.821	$23.798	$20.073	$16.279	$14.176	$11.675	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.206	$8.213	$13.309	$12.886	$11.36	$11.065	$10.233	N/A	N/A
Accumulation unit value at end of period	$11.476	$10.206	$8.213	$13.309	$12.886	$11.36	$11.065	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.268	$8.576	$13.384	$12.331	$10.802	$10.741	$10.044	N/A	N/A
Accumulation unit value at end of period	$12.578	$11.268	$8.576	$13.384	$12.331	$10.802	$10.741	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	2	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.960	$8.508	$15.400	$13.367	$12.209	$11.182	$10.39	N/A	N/A
Accumulation unit value at end of period	$14.768	$11.960	$8.508	$15.400	$13.367	$12.209	$11.182	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.910	$8.933	$14.856	$14.696	$13.102	$11.385	$10.085	N/A	N/A
Accumulation unit value at end of period	$13.990	$11.910	$8.933	$14.856	$14.696	$13.102	$11.385	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.240	$8.942	$14.104	$14.222	$12.397	$11.492	$10.266	N/A	N/A
Accumulation unit value at end of period	$13.638	$11.240	$8.942	$14.104	$14.222	$12.397	$11.492	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	1	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.492	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.369	$16.492	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.847	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.551	$14.847	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.438	$21.580	$20.086	$16.746	$15.392	$13.231	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.438	$21.580	$20.086	$16.746	$15.392	$13.231	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	—	—	3	3	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.908	$18.141	$18.018	$15.69	$14.617	$12.286	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.908	$18.141	$18.018	$15.69	$14.617	$12.286	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.325	$18.438	$19.891	$17.597	$17.313	$13.853	$10.365	$13.462
Accumulation unit value at end of period	N/A	N/A	$12.325	$18.438	$19.891	$17.597	$17.313	$13.853	$10.365
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	1	2	1
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.370	$31.013	$37.495	$34.518	$31.72	$29.897	$28.031	$25.008	$27.199
Accumulation unit value at end of period	$40.873	$38.370	$31.013	$37.495	$34.518	$31.72	$29.897	$28.031	$25.008
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	1	1	0	2
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.213	$21.929	$39.649	$33.060	$29.607	$26.823	$22.604	$17.023	$24.036
Accumulation unit value at end of period	$38.606	$31.213	$21.929	$39.649	$33.06	$29.607	$26.823	$22.604	$17.023
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	1	1	1	1	1
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.296	$16.638	$28.084	$24.831	$22.683	$22.131	$21.546	$16.642	$23.042
Accumulation unit value at end of period	$25.094	$22.296	$16.638	$28.084	$24.831	$22.683	$22.131	$21.546	$16.642
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	3	3
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.423	$14.103	$19.902	$18.897	$16.71	$15.455	$13.35	$10	N/A
Accumulation unit value at end of period	$20.889	$18.423	$14.103	$19.902	$18.897	$16.71	$15.455	$13.35	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	0	0	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.004	$17.473	$18.938	$15.811	$15.554	$13.403	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.004	$17.473	$18.938	$15.811	$15.554	$13.403	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	0	0	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.221	$20.114	$36.986	$34.331	$29.551	$28.401	$27.581	$22.633	$30.914
Accumulation unit value at end of period	$30.990	$27.221	$20.114	$36.986	$34.331	$29.551	$28.401	$27.581	$22.633
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—		0	0	0	1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.887	$8.390	$15.712	$14.042	$13.268	$12.874	$12.287	$10	N/A
Accumulation unit value at end of period	$12.751	$11.887	$8.390	$15.712	$14.042	$13.268	$12.874	$12.287	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.853	$13.036	$22.230	$21.324	$18.486	$16.49	$14.115	$10	N/A
Accumulation unit value at end of period	$20.302	$17.853	$13.036	$22.230	$21.324	$18.486	$16.49	$14.115	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	4	1	1	1	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.238	$2.616	$12.422	$12.700	$11.83	$11.8	$11.043	$10	N/A
Accumulation unit value at end of period	$3.642	$3.238	$2.616	$12.422	$12.7	$11.83	$11.8	$11.043	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.787	$9.370	$15.535	$15.178	$13.457	$12.949	$12.072	$10	N/A
Accumulation unit value at end of period	$13.418	$11.787	$9.370	$15.535	$15.178	$13.457	$12.949	$12.072	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	3	3	3	3	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.469	$11.499	$18.873	$19.476	$17.283	$16.027	$13.684	$10	N/A
Accumulation unit value at end of period	$18.709	$15.469	$11.499	$18.873	$19.476	$17.283	$16.027	$13.684	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	—	—	0	0	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.561	$8.125	$16.278	$15.622	$15.476	$14.061	$11.98	$10	N/A
Accumulation unit value at end of period	$13.199	$10.561	$8.125	$16.278	$15.622	$15.476	$14.061	$11.98	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.851	$11.043	$13.140	$12.205	$11.58	$11.497	$10.789	$10	N/A
Accumulation unit value at end of period	$14.496	$12.851	$11.043	$13.140	$12.205	$11.58	$11.497	$10.789	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	9	11	—	—	1	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.054	$4.891	$3.99	$5.751
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.054	$4.891	$3.99
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	0	0	0
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.598	$1.461	$1.12	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.598	$1.461	$1.12
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	21

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.75%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$48.199	$33.233	$62.802	$53.280	$51.555	$46.821	$45.16	$33.996	$51.624
Accumulation unit value at end of period	$53.712	$48.199	$33.233	$62.802	$53.28	$51.555	$46.821	$45.16	$33.996
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$29.072	$19.499	$47.646	$36.853	$34.044	$31.54	$28.39	$19.545	$28.227
Accumulation unit value at end of period	$34.111	$29.072	$19.499	$47.646	$36.853	$34.044	$31.54	$28.39	$19.545
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$42.517	$29.731	$56.654	$49.173	$41.687	$36.288	$31.676	$22.642	$31.228
Accumulation unit value at end of period	$52.355	$42.517	$29.731	$56.654	$49.173	$41.687	$36.288	$31.676	$22.642
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.135	$5.286	$8.222	$8.372	$7.275	$7.075	$6.371	$5.011	$6.324
Accumulation unit value at end of period	$6.882	$6.135	$5.286	$8.222	$8.372	$7.275	$7.075	$6.371	$5.011
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.905	$7.559	$10.504	$11.268	$9.663	$9.36	$8.33	$6.573	$7.654
Accumulation unit value at end of period	$9.927	$8.905	$7.559	$10.504	$11.268	$9.663	$9.36	$8.33	$6.573
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	0
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.175	$11.526	$25.949	$20.400	$15.663	$12.457	$10.146	$7.225	$8.313
Accumulation unit value at end of period	$18.944	$17.175	$11.526	$25.949	$20.4	$15.663	$12.457	$10.146	$7.225
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.407	$9.329	$15.939	$15.998	$15.117	$14.119	$12.577	$10	N/A
Accumulation unit value at end of period	$15.480	$12.407	$9.329	$15.939	$15.998	$15.117	$14.119	$12.577	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.792	$18.099	$28.084	$26.514	$24.704	$24.258	$23.24	$18.766	$26.875
Accumulation unit value at end of period	$26.847	$23.792	$18.099	$28.084	$26.514	$24.704	$24.258	$23.24	$18.766
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$17.033	$15.62	$15.771	$13.578	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$17.033	$15.62	$15.771	$13.578	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.789	$7.200	$8.802	$8.598	$8.354	$8.284	$7.999	$7.747	$7.322
Accumulation unit value at end of period	$8.175	$7.789	$7.200	$8.802	$8.598	$8.354	$8.284	$7.999	$7.747
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.526	$15.660	$23.777	$21.489	$20.146	$18.813	$17.727	$14.215	$20.425
Accumulation unit value at end of period	$22.397	$19.526	$15.660	$23.777	$21.489	$20.146	$18.813	$17.727	$14.215
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.875	$7.490	$12.354	$12.403	$11.106	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.102	$9.875	$7.490	$12.354	$12.403	$11.106	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$13.026	$9.926	$19.504	$17.321	$13.996	$12.259	$10.704	$8.525	$10.626
Accumulation unit value at end of period	$13.010	$13.026	$9.926	$19.504	$17.321	$13.996	$12.259	$10.704	$8.525
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount
Accumulation unit value at beginning of period*	$6.664	$5.494	$7.693	$7.466	$6.891	$6.722	$6.405	$5.526	$6.628
Accumulation unit value at end of period	$7.285	$6.664	$5.494	$7.693	$7.466	$6.891	$6.722	$6.405	$5.526
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.284	$1.212	$1.529	$1.494	$1.458	$1.451	$1.412	$1.367	$1.288
Accumulation unit value at end of period	$1.344	$1.284	$1.212	$1.529	$1.494	$1.458	$1.451	$1.412	$1.367
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.987	$1.563	$3.107	$2.709	$2.195	$1.95	$1.678	$1.315	$1.547
Accumulation unit value at end of period	$2.167	$1.987	$1.563	$3.107	$2.709	$2.195	$1.95	$1.678	$1.315
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.179	$1.709	$2.612	$2.579	$2.098	$1.937	$1.564	$1.12	$1.286
Accumulation unit value at end of period	$2.636	$2.179	$1.709	$2.612	$2.579	$2.098	$1.937	$1.564	$1.12
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	5	5	4	3	2
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.629	$2.475	$2.400	$2.305	$2.252	$2.233	$2.19	$2.18	$2.052
Accumulation unit value at end of period	$2.755	$2.629	$2.475	$2.400	$2.305	$2.252	$2.233	$2.19	$2.18
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.146	$5.921	$7.921	$7.983	$7.353	$7.201	$6.518	$5.322	$5.432
Accumulation unit value at end of period	$9.127	$8.146	$5.921	$7.921	$7.983	$7.353	$7.201	$6.518	$5.322
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.063	$1.675	$2.679	$2.409	$2.124	$2.119	$1.959	$1.503	$1.799
Accumulation unit value at end of period	$2.246	$2.063	$1.675	$2.679	$2.409	$2.124	$2.119	$1.959	$1.503
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	4	4	3	2	1
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.744	$2.783	$2.759	$2.674	$2.599	$2.573	$2.594	$2.621	$2.63
Accumulation unit value at end of period	$2.697	$2.744	$2.783	$2.759	$2.674	$2.599	$2.573	$2.594	$2.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	1
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.546	$1.119	$2.254	$2.160	$2.088	$1.984	$1.818	$1.392	$2.128
Accumulation unit value at end of period	$1.967	$1.546	$1.119	$2.254	$2.16	$2.088	$1.984	$1.818	$1.392
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.799	$0.507	$0.959	$0.854	$0.862	$0.846	$0.844	$0.586	$0.925
Accumulation unit value at end of period	$0.932	$0.799	$0.507	$0.959	$0.854	$0.862	$0.846	$0.844	$0.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$26.200	$20.647	$29.473	$25.966	$24.618	$24.074	$23.226	$20.031	$22.331
Accumulation unit value at end of period	$29.422	$26.200	$20.647	$29.473	$25.966	$24.618	$24.074	$23.226	$20.031
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.427	$26.562	$47.017	$40.686	$37.055	$32.24	$28.409	$22.501	$25.257
Accumulation unit value at end of period	$40.813	$35.427	$26.562	$47.017	$40.686	$37.055	$32.24	$28.409	$22.501
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$31.003	$24.227	$42.989	$43.086	$37.055	$35.053	$31.98	$24.967	$30.588
Accumulation unit value at end of period	$35.086	$31.003	$24.227	$42.989	$43.086	$36.472	$35.053	$31.98	$24.967
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$40.768	$32.335	$62.277	$49.914	$47.529	$45.708	$44.99	$34.458	$50.164
Accumulation unit value at end of period	$49.754	$40.768	$32.335	$62.277	$49.914	$47.529	$45.708	$44.99	$34.458
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$132.744	$106.683	$172.302	$166.288	$146.195	$141.901	$130.535	$103.433	$135.362
Accumulation unit value at end of period	$150.062	$132.744	$106.683	$172.302	$166.288	$146.195	$141.901	$130.535	$103.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.248	$10.620	$14.823	$15.501	$13.466	$13.247	$12.143	$10	N/A
Accumulation unit value at end of period	$14.522	$12.248	$10.620	$14.823	$15.501	$13.466	$13.247	$12.143	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.797	$12.445	$18.905	$19.706	$17.14	$16.033	$13.184	$10	N/A
Accumulation unit value at end of period	$19.907	$15.797	$12.445	$18.905	$19.706	$17.14	$16.033	$13.184	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$13.960	$11.296	$12.949	$12.441	$11.694	$11.727	$10.868	$10	N/A
Accumulation unit value at end of period	$15.218	$13.960	$11.296	$12.949	$12.441	$11.694	$11.727	$10.868	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.710	$11.557	$10.930	$10.432	$10.205	$10.139	$9.97	$10	N/A
Accumulation unit value at end of period	$12.116	$11.710	$11.557	$10.930	$10.432	$10.205	$10.139	$9.97	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.314	$11.494	$10.907	$10.238	$10.173	$10.216	$9.951	$10	N/A
Accumulation unit value at end of period	N/A	$11.314	$11.494	$10.907	$10.238	$10.173	$10.216	$9.951	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.548	$15.304	$21.766	$19.803	$16.373	$14.365	$12.367	$10	N/A
Accumulation unit value at end of period	$20.409	$18.548	$15.304	$21.766	$19.803	$16.373	$14.365	$12.367	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.034	$10.522	$17.023	$16.740	$14.388	$13.241	$11.963	$10	N/A
Accumulation unit value at end of period	$14.244	$13.034	$10.522	$17.023	$16.74	$14.388	$13.241	$11.963	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.853	$16.421	$35.329	$27.915	$22.174	$17.705	$14.445	$10	N/A
Accumulation unit value at end of period	$32.189	$27.853	$16.421	$35.329	$27.915	$22.174	$17.705	$14.445	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—		—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.707	$12.840	$26.747	$19.608	$14.65	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.736	$21.707	$12.840	$26.747	$19.608	$14.65	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.051	$6.731	$4.652	$5.221
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.051	$6.731	$4.652
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.750	$24.865	$17.71	$15.995	$12.468	$12.958
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.75	$24.865	$17.71	$15.995	$12.468
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.112	$8.222	$14.181	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.285	$11.112	$8.222	$14.181	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.919	$4.726	$11.858	$15.514	$13.555	$13.023	$12.193	$10	N/A
Accumulation unit value at end of period	$6.417	$5.919	$4.726	$11.858	$15.514	$13.555	$13.023	$12.193	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.286	$10.588	$15.093	$13.731	$13.276	$12.49	$11.815	$10	N/A
Accumulation unit value at end of period	$13.749	$13.286	$10.588	$15.093	$13.731	$13.276	$12.49	$11.815	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$17.993	$13.920	$25.588	$27.566	$19.668	$17.517	$13.051	$10	N/A
Accumulation unit value at end of period	$20.781	$17.993	$13.920	$25.588	$27.566	$19.668	$17.517	$13.051	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.870	$15.821	$23.798	$20.073	$16.279	$14.176	$11.675	$10	N/A
Accumulation unit value at end of period	$18.670	$17.870	$15.821	$23.798	$20.073	$16.279	$14.176	$11.675	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.206	$8.213	$13.309	$12.886	$11.36	$11.065	$10.233	N/A	N/A
Accumulation unit value at end of period	$11.476	$10.206	$8.213	$13.309	$12.886	$11.36	$11.065	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.268	$8.576	$13.384	$12.331	$10.802	$10.741	$10.044	N/A	N/A
Accumulation unit value at end of period	$12.578	$11.268	$8.576	$13.384	$12.331	$10.802	$10.741	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.960	$8.508	$15.400	$13.367	$12.209	$11.182	$10.39	N/A	N/A
Accumulation unit value at end of period	$14.768	$11.960	$8.508	$15.400	$13.367	$12.209	$11.182	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.910	$8.933	$14.856	$14.696	$13.102	$11.385	$10.085	N/A	N/A
Accumulation unit value at end of period	$13.990	$11.910	$8.933	$14.856	$14.696	$13.102	$11.385	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.240	$8.942	$14.104	$14.222	$12.397	$11.492	$10.266	N/A	N/A
Accumulation unit value at end of period	$13.638	$11.240	$8.942	$14.104	$14.222	$12.397	$11.492	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.492	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.369	$16.492	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.847	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.551	$14.847	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.438	$21.580	$20.086	$16.746	$15.392	$13.231	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.438	$21.580	$20.086	$16.746	$15.392	$13.231	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.908	$18.141	$18.018	$15.69	$14.617	$12.286	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.908	$18.141	$18.018	$15.69	$14.617	$12.286	N/A
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.325	$18.438	$19.891	$17.597	$17.313	$13.853	$10.365	$13.462
Accumulation unit value at end of period	N/A	N/A	$12.325	$18.438	$19.891	$17.597	$17.313	$13.853	$10.365
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.370	$31.013	$37.495	$34.518	$31.72	$29.897	$28.031	$25.008	$27.199
Accumulation unit value at end of period	$40.873	$38.370	$31.013	$37.495	$34.518	$31.72	$29.897	$28.031	$25.008
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$31.213	$21.929	$39.649	$33.060	$29.607	$26.823	$22.604	$17.023	$24.036
Accumulation unit value at end of period	$38.606	$31.213	$21.929	$39.649	$33.06	$29.607	$26.823	$22.604	$17.023
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.296	$16.638	$28.084	$24.831	$22.683	$22.131	$21.546	$16.642	$23.042
Accumulation unit value at end of period	$25.094	$22.296	$16.638	$28.084	$24.831	$22.683	$22.131	$21.546	$16.642
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.423	$14.103	$19.902	$18.897	$16.71	$15.455	$13.35	$10	N/A
Accumulation unit value at end of period	$20.889	$18.423	$14.103	$19.902	$18.897	$16.71	$15.455	$13.35	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.004	$17.473	$18.938	$15.811	$15.554	$13.403	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.004	$17.473	$18.938	$15.811	$15.554	$13.403	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.221	$20.114	$36.986	$34.331	$29.551	$28.401	$27.581	$22.633	$30.914
Accumulation unit value at end of period	$30.990	$27.221	$20.114	$36.986	$34.331	$29.551	$28.401	$27.581	$22.633
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.887	$8.390	$15.712	$14.042	$13.268	$12.874	$12.287	$10	N/A
Accumulation unit value at end of period	$12.751	$11.887	$8.390	$15.712	$14.042	$13.268	$12.874	$12.287	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.853	$13.036	$22.230	$21.324	$18.486	$16.49	$14.115	$10	N/A
Accumulation unit value at end of period	$20.302	$17.853	$13.036	$22.230	$21.324	$18.486	$16.49	$14.115	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.238	$2.616	$12.422	$12.700	$11.83	$11.8	$11.043	$10	N/A
Accumulation unit value at end of period	$3.642	$3.238	$2.616	$12.422	$12.7	$11.83	$11.8	$11.043	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.787	$9.370	$15.535	$15.178	$13.457	$12.949	$12.072	$10	N/A
Accumulation unit value at end of period	$13.418	$11.787	$9.370	$15.535	$15.178	$13.457	$12.949	$12.072	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.469	$11.499	$18.873	$19.476	$17.283	$16.027	$13.684	$10	N/A
Accumulation unit value at end of period	$18.709	$15.469	$11.499	$18.873	$19.476	$17.283	$16.027	$13.684	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.561	$8.125	$16.278	$15.622	$15.476	$14.061	$11.98	$10	N/A
Accumulation unit value at end of period	$13.199	$10.561	$8.125	$16.278	$15.622	$15.476	$14.061	$11.98	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.851	$11.043	$13.140	$12.205	$11.58	$11.497	$10.789	$10	N/A
Accumulation unit value at end of period	$14.496	$12.851	$11.043	$13.140	$12.205	$11.58	$11.497	$10.789	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.046	$4.884	$3.984	$5.743
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.046	$4.884	$3.984
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.598	$1.461	$1.12	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.598	$1.461	$1.12
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.85%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$47.810	$32.997	$62.417	$53.006	$51.34	$46.671	$45.06	$33.954	$51.61
Accumulation unit value at end of period	$53.226	$47.810	$32.997	$62.417	$53.006	$51.34	$46.671	$45.06	$33.954
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	1	3	3	2	2	1
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$28.837	$19.360	$47.354	$36.664	$33.902	$31.439	$28.327	$19.521	$28.219
Accumulation unit value at end of period	$33.802	$28.837	$19.360	$47.354	$36.664	$33.902	$31.439	$28.327	$19.521
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	3	2	3	3	2	1
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$42.173	$29.519	$56.307	$48.920	$41.513	$36.172	$31.606	$22.614	$31.221
Accumulation unit value at end of period	$51.881	$42.173	$29.519	$56.307	$48.92	$41.513	$36.172	$31.606	$22.614
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.085	$5.248	$8.172	$8.329	$7.245	$7.052	$6.357	$5.005	$6.323
Accumulation unit value at end of period	$6.820	$6.085	$5.248	$8.172	$8.329	$7.245	$7.052	$6.357	$5.005
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	6	5	5	5	5	7
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.833	$7.505	$10.440	$11.210	$9.622	$9.33	$8.312	$6.564	$7.652
Accumulation unit value at end of period	$9.837	$8.833	$7.505	$10.440	$11.21	$9.622	$9.33	$8.312	$6.564
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	6	14	12	12	9	6
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.036	$11.444	$25.790	$20.295	$15.598	$12.417	$10.123	$7.216	$8.311
Accumulation unit value at end of period	$18.773	$17.036	$11.444	$25.790	$20.295	$15.598	$12.417	$10.123	$7.216
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.326	$9.277	$15.866	$15.940	$15.077	$14.096	$12.569	$10	N/A
Accumulation unit value at end of period	$15.364	$12.326	$9.277	$15.866	$15.94	$15.077	$14.096	$12.569	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	0	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.600	$17.970	$27.912	$26.377	$24.601	$24.18	$23.189	$18.743	$26.868
Accumulation unit value at end of period	$26.604	$23.600	$17.970	$27.912	$26.377	$24.601	$24.18	$23.189	$18.743
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$16.972	$15.579	$15.745	$13.57	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$16.972	$15.579	$15.745	$13.57	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.726	$7.149	$8.748	$8.554	$8.319	$8.258	$7.982	$7.738	$7.32
Accumulation unit value at end of period	$8.101	$7.726	$7.149	$8.748	$8.554	$8.319	$8.258	$7.982	$7.738
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0	1
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.368	$15.549	$23.631	$21.379	$20.062	$18.752	$17.688	$14.197	$20.42
Accumulation unit value at end of period	$22.194	$19.368	$15.549	$23.631	$21.379	$20.062	$18.752	$17.688	$14.197
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	2	—	—	2	1	1	2
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.829	$7.463	$12.322	$12.383	$11.099	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.040	$9.829	$7.463	$12.322	$12.383	$11.099	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	2	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.920	$9.856	$19.384	$17.231	$13.938	$12.219	$10.68	$8.515	$10.624
Accumulation unit value at end of period	$12.892	$12.920	$9.856	$19.384	$17.231	$13.938	$12.219	$10.68	$8.515
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	6	5	4	2	2
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.095	$5.854	$8.206	$7.972	$7.365	$7.192	$6.859	$5.924	$7.112
Accumulation unit value at end of period	$7.748	$7.095	$5.854	$8.206	$7.972	$7.365	$7.192	$6.859	$5.924
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	0	6	5	4	6	4	1
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.273	$1.204	$1.520	$1.486	$1.452	$1.446	$1.409	$1.365	$1.287
Accumulation unit value at end of period	$1.331	$1.273	$1.204	$1.520	$1.486	$1.452	$1.446	$1.409	$1.365
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	12	12	0	0
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.971	$1.552	$3.088	$2.695	$2.186	$1.944	$1.675	$1.314	$1.547
Accumulation unit value at end of period	$2.147	$1.971	$1.552	$3.088	$2.695	$2.186	$1.944	$1.675	$1.314
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	13	11	10	6	5
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.161	$1.697	$2.596	$2.566	$2.09	$1.93	$1.56	$1.119	$1.285
Accumulation unit value at end of period	$2.612	$2.161	$1.697	$2.596	$2.566	$2.09	$1.93	$1.56	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	12	13	12	21	40	36	30	22	22
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.608	$2.458	$2.385	$2.293	$2.242	$2.226	$2.186	$2.177	$2.052
Accumulation unit value at end of period	$2.730	$2.608	$2.458	$2.385	$2.293	$2.242	$2.226	$2.186	$2.177
Number of accumulation units outstanding at end of period (000’s omitted)	26	26	27	18	36	36	36	56	74
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.294	$6.035	$8.081	$8.153	$7.516	$7.369	$6.676	$5.456	$5.574
Accumulation unit value at end of period	$9.284	$8.294	$6.035	$8.081	$8.153	$7.516	$7.369	$6.676	$5.456
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	3	2	2	1	1

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.047	$1.663	$2.663	$2.397	$2.115	$2.113	$1.955	$1.502	$1.799
Accumulation unit value at end of period	$2.226	$2.047	$1.663	$2.663	$2.397	$2.115	$2.113	$1.955	$1.502
Number of accumulation units outstanding at end of period (000’s omitted)	14	14	21	11	15	14	13	13	16
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.722	$2.763	$2.742	$2.660	$2.589	$2.564	$2.588	$2.617	$2.63
Accumulation unit value at end of period	$2.672	$2.722	$2.763	$2.742	$2.66	$2.589	$2.564	$2.588	$2.617
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	4	1	0	1	0	5	5
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.533	$1.111	$2.240	$2.149	$2.079	$1.977	$1.814	$1.39	$2.128
Accumulation unit value at end of period	$1.949	$1.533	$1.111	$2.240	$2.149	$2.079	$1.977	$1.814	$1.39
Number of accumulation units outstanding at end of period (000’s omitted)	13	13	12	11	13	13	11	16	4
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.793	$0.503	$0.953	$0.850	$0.859	$0.843	$0.843	$0.585	$0.925
Accumulation unit value at end of period	$0.924	$0.793	$0.503	$0.953	$0.85	$0.859	$0.843	$0.843	$0.585
Number of accumulation units outstanding at end of period (000’s omitted)	9	9	9	8	7	25	19	14	7
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$25.988	$20.500	$29.292	$25.832	$24.515	$23.997	$23.174	$20.007	$22.326
Accumulation unit value at end of period	$29.156	$25.988	$20.500	$29.292	$25.832	$24.515	$23.997	$23.174	$20.007
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	0	0	1	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.141	$26.373	$46.728	$40.477	$36.9	$32.137	$28.346	$22.473	$25.25
Accumulation unit value at end of period	$40.444	$35.141	$26.373	$46.728	$40.477	$36.9	$32.137	$28.346	$22.473
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	4	4	4	3	2
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$30.752	$24.055	$42.725	$42.864	$36.32	$34.941	$31.91	$24.936	$30.581
Accumulation unit value at end of period	$34.768	$30.752	$24.055	$42.725	$42.864	$36.32	$34.941	$31.91	$24.936
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	5	5	4	4	3	2
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$40.439	$32.105	$61.895	$49.657	$47.331	$45.562	$44.89	$34.415	$50.151
Accumulation unit value at end of period	$49.303	$40.439	$32.105	$61.895	$49.657	$47.331	$45.562	$44.89	$34.415
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	2	2	2	1	1
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$131.671	$105.924	$171.245	$165.432	$145.585	$141.447	$130.245	$103.305	$135.328
Accumulation unit value at end of period	$148.703	$131.671	$105.924	$171.245	$165.432	$145.585	$141.447	$130.245	$103.305
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	1	1	1	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.168	$10.561	$14.755	$15.445	$13.43	$13.225	$12.136	$10	N/A
Accumulation unit value at end of period	$14.413	$12.168	$10.561	$14.755	$15.445	$13.43	$13.225	$12.136	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	2	3	0	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.693	$12.376	$18.818	$19.636	$17.095	$16.007	$13.175	$10	N/A
Accumulation unit value at end of period	$19.757	$15.693	$12.376	$18.818	$19.636	$17.095	$16.007	$13.175	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	1	1	1	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$13.869	$11.233	$12.889	$12.396	$11.663	$11.708	$10.861	$10	N/A
Accumulation unit value at end of period	$15.104	$13.869	$11.233	$12.889	$12.396	$11.663	$11.708	$10.861	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.633	$11.493	$10.879	$10.395	$10.178	$10.122	$9.964	$10	N/A
Accumulation unit value at end of period	$12.025	$11.633	$11.493	$10.879	$10.395	$10.178	$10.122	$9.964	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	—	—	—	0	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.240	$11.430	$10.857	$10.201	$10.146	$10.199	$9.945	$10	N/A
Accumulation unit value at end of period	N/A	$11.240	$11.430	$10.857	$10.201	$10.146	$10.199	$9.945	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	2	—	—	—	0	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.427	$15.219	$21.666	$19.731	$16.33	$14.342	$12.359	$10	N/A
Accumulation unit value at end of period	$20.256	$18.427	$15.219	$21.666	$19.731	$16.33	$14.342	$12.359	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	2	2	2	1	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$12.949	$10.463	$16.945	$16.680	$14.35	$13.22	$11.955	$10	N/A
Accumulation unit value at end of period	$14.137	$12.949	$10.463	$16.945	$16.68	$14.35	$13.22	$11.955	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.672	$16.329	$35.168	$27.815	$22.116	$17.676	$14.436	$10	N/A
Accumulation unit value at end of period	$31.948	$27.672	$16.329	$35.168	$27.815	$22.116	$17.676	$14.436	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.620	$12.801	$26.693	$19.588	$14.649	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.607	$21.620	$12.801	$26.693	$19.588	$14.649	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.025	$6.716	$4.646	$5.22
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.025	$6.716	$4.646
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	0	0	0
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.596	$24.761	$17.653	$15.959	$12.453	$12.955
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.596	$24.761	$17.653	$15.959	$12.453
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	0	0	0	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.080	$8.206	$14.167	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.233	$11.080	$8.206	$14.167	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	1	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.880	$4.700	$11.804	$15.458	$13.52	$13.001	$12.185	$10	N/A
Accumulation unit value at end of period	$6.369	$5.880	$4.700	$11.804	$15.458	$13.52	$13.001	$12.185	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.199	$10.529	$15.024	$13.682	$13.241	$12.469	$11.807	$10	N/A
Accumulation unit value at end of period	$13.646	$13.199	$10.529	$15.024	$13.682	$13.241	$12.469	$11.807	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$17.876	$13.842	$25.471	$27.467	$19.616	$17.489	$13.042	$10	N/A
Accumulation unit value at end of period	$20.625	$17.876	$13.842	$25.471	$27.467	$19.616	$17.489	$13.042	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.754	$15.733	$23.689	$20.001	$16.236	$14.153	$11.667	$10	N/A
Accumulation unit value at end of period	$18.530	$17.754	$15.733	$23.689	$20.001	$16.236	$14.153	$11.667	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.145	$8.173	$13.256	$12.848	$11.337	$11.053	$10.229	N/A	N/A
Accumulation unit value at end of period	$11.397	$10.145	$8.173	$13.256	$12.848	$11.337	$11.053	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.201	$8.534	$13.331	$12.295	$10.781	$10.73	$10.04	N/A	N/A
Accumulation unit value at end of period	$12.491	$11.201	$8.534	$13.331	$12.295	$10.781	$10.73	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.889	$8.466	$14.797	$14.652	$12.185	$11.171	$10.386	N/A	N/A
Accumulation unit value at end of period	$14.666	$11.889	$8.466	$14.797	$14.652	$12.185	$11.171	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	NA	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.839	$8.888	$15.339	$13.327	$13.076	$11.373	$10.081	N/A	N/A
Accumulation unit value at end of period	$13.894	$11.839	$8.888	$15.339	$13.327	$13.076	$11.373	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	2	2	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.174	$8.898	$14.048	$14.179	$12.372	$11.481	$10.262	N/A	N/A
Accumulation unit value at end of period	$13.544	$11.174	$8.898	$14.048	$14.179	$12.372	$11.481	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.384	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.239	$16.384	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.727	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.382	$14.727	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.369	$21.482	$20.014	$16.702	$15.367	$13.223	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.369	$21.482	$20.014	$16.702	$15.367	$13.223	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	2	1	—	0	0	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.842	$18.058	$17.953	$15.649	$14.593	$12.278	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.842	$18.058	$17.953	$15.649	$14.593	$12.278	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.237	$18.325	$19.788	$17.524	$17.257	$13.822	$10.353	$13.459
Accumulation unit value at end of period	N/A	N/A	$12.237	$18.325	$19.788	$17.524	$17.257	$13.822	$10.353
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	3	0	1	1	1	1	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.060	$30.793	$37.265	$34.340	$31.588	$29.802	$27.969	$24.977	$27.192
Accumulation unit value at end of period	$40.503	$38.060	$30.793	$37.265	$34.34	$31.588	$29.802	$27.969	$24.977
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	3	2	2	2	2	2
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.960	$21.773	$39.406	$32.890	$29.484	$26.737	$22.554	$17.002	$24.03
Accumulation unit value at end of period	$38.256	$30.960	$21.773	$39.406	$32.89	$29.484	$26.737	$22.554	$17.002
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	0	0	0	0	0
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.115	$16.519	$27.912	$24.703	$22.589	$22.06	$21.498	$16.621	$23.036
Accumulation unit value at end of period	$24.866	$22.115	$16.519	$27.912	$24.703	$22.589	$22.06	$21.498	$16.621
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	2	2	2	1
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.303	$14.025	$19.811	$18.829	$16.666	$15.43	$13.341	$10	N/A
Accumulation unit value at end of period	$20.732	$18.303	$14.025	$19.811	$18.829	$16.666	$15.43	$13.341	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$10.943	$17.393	$18.870	$15.77	$15.528	$13.394	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$10.943	$17.393	$18.87	$15.77	$15.528	$13.394	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.001	$19.971	$36.759	$34.155	$29.428	$28.31	$27.52	$22.605	$30.906
Accumulation unit value at end of period	$30.709	$27.001	$19.971	$36.759	$34.155	$29.428	$28.31	$27.52	$22.605
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.809	$8.344	$15.640	$13.992	$13.233	$12.853	$12.279	$10	N/A
Accumulation unit value at end of period	$12.655	$11.809	$8.344	$15.640	$13.992	$13.233	$12.853	$12.279	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.737	$12.963	$22.128	$21.247	$18.438	$16.463	$14.106	$10	N/A
Accumulation unit value at end of period	$20.150	$17.737	$12.963	$22.128	$21.247	$18.438	$16.463	$14.106	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	—	—	1	1	1	1	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.217	$2.601	$12.365	$12.655	$11.8	$11.781	$11.036	$10	N/A
Accumulation unit value at end of period	$3.614	$3.217	$2.601	$12.365	$12.655	$11.8	$11.781	$11.036	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.710	$9.318	$15.464	$15.124	$13.422	$12.927	$12.064	$10	N/A
Accumulation unit value at end of period	$13.317	$11.710	$9.318	$15.464	$15.124	$13.422	$12.927	$12.064	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.368	$11.435	$18.786	$19.406	$17.237	$16.001	$13.675	$10	N/A
Accumulation unit value at end of period	$18.568	$15.368	$11.435	$18.786	$19.406	$17.237	$16.001	$13.675	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.492	$8.080	$16.204	$15.565	$15.436	$14.038	$11.972	$10	N/A
Accumulation unit value at end of period	$13.100	$10.492	$8.080	$16.204	$15.565	$15.436	$14.038	$11.972	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.767	$10.982	$13.079	$12.161	$11.55	$11.478	$10.782	$10	N/A
Accumulation unit value at end of period	$14.387	$12.767	$10.982	$13.079	$12.161	$11.55	$11.478	$10.782	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	—	—	—	0	1	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.038	$4.88	$3.985	$5.75
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.038	$4.88	$3.985
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.593	$1.458	$1.119	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.593	$1.458	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	16	12	8

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.85%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$47.810	$32.997	$62.417	$53.006	$51.34	$46.671	$45.06	$33.954	$51.61
Accumulation unit value at end of period	$53.226	$47.810	$32.997	$62.417	$53.006	$51.34	$46.671	$45.06	$33.954
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$28.837	$19.360	$47.354	$36.664	$33.902	$31.439	$28.327	$19.521	$28.219
Accumulation unit value at end of period	$33.802	$28.837	$19.360	$47.354	$36.664	$33.902	$31.439	$28.327	$19.521
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$42.173	$29.519	$56.307	$48.920	$41.513	$36.172	$31.606	$22.614	$31.221
Accumulation unit value at end of period	$51.881	$42.173	$29.519	$56.307	$48.92	$41.513	$36.172	$31.606	$22.614
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.085	$5.248	$8.172	$8.329	$7.245	$7.052	$6.357	$5.005	$6.323
Accumulation unit value at end of period	$6.820	$6.085	$5.248	$8.172	$8.329	$7.245	$7.052	$6.357	$5.005
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	2	2	2	2	2
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.833	$7.505	$10.440	$11.210	$9.622	$9.33	$8.312	$6.564	$7.652
Accumulation unit value at end of period	$9.837	$8.833	$7.505	$10.440	$11.21	$9.622	$9.33	$8.312	$6.564
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$17.036	$11.444	$25.790	$20.295	$15.598	$12.417	$10.123	$7.216	$8.311
Accumulation unit value at end of period	$18.773	$17.036	$11.444	$25.790	$20.295	$15.598	$12.417	$10.123	$7.216
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.326	$9.277	$15.866	$15.940	$15.077	$14.096	$12.569	$10	N/A
Accumulation unit value at end of period	$15.364	$12.326	$9.277	$15.866	$15.94	$15.077	$14.096	$12.569	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.600	$17.970	$27.912	$26.377	$24.601	$24.18	$23.189	$18.743	$26.868
Accumulation unit value at end of period	$26.604	$23.600	$17.970	$27.912	$26.377	$24.601	$24.18	$23.189	$18.743
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$16.972	$15.579	$15.745	$13.57	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$16.972	$15.579	$15.745	$13.57	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.726	$7.149	$8.748	$8.554	$8.319	$8.258	$7.982	$7.738	$7.32
Accumulation unit value at end of period	$8.101	$7.726	$7.149	$8.748	$8.554	$8.319	$8.258	$7.982	$7.738
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	3	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.368	$15.549	$23.631	$21.379	$20.062	$18.752	$17.688	$14.197	$20.42
Accumulation unit value at end of period	$22.194	$19.368	$15.549	$23.631	$21.379	$20.062	$18.752	$17.688	$14.197
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.829	$7.463	$12.322	$12.383	$11.099	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$11.040	$9.829	$7.463	$12.322	$12.383	$11.099	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.920	$9.856	$19.384	$17.231	$13.938	$12.219	$10.68	$8.515	$10.624
Accumulation unit value at end of period	$12.892	$12.920	$9.856	$19.384	$17.231	$13.938	$12.219	$10.68	$8.515
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.611	$5.455	$7.645	$7.428	$6.862	$6.701	$6.391	$5.519	$6.627
Accumulation unit value at end of period	$7.219	$6.611	$5.455	$7.645	$7.428	$6.862	$6.701	$6.391	$5.519
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	0
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.273	$1.204	$1.520	$1.486	$1.452	$1.446	$1.409	$1.365	$1.287
Accumulation unit value at end of period	$1.331	$1.273	$1.204	$1.520	$1.486	$1.452	$1.446	$1.409	$1.365
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.971	$1.552	$3.088	$2.695	$2.186	$1.944	$1.675	$1.314	$1.547
Accumulation unit value at end of period	$2.147	$1.971	$1.552	$3.088	$2.695	$2.186	$1.944	$1.675	$1.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.161	$1.697	$2.596	$2.566	$2.09	$1.93	$1.56	$1.119	$1.285
Accumulation unit value at end of period	$2.612	$2.161	$1.697	$2.596	$2.566	$2.09	$1.93	$1.56	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	12	11	11	11	11	12	12	8	8
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.608	$2.458	$2.385	$2.293	$2.242	$2.226	$2.186	$2.177	$2.052
Accumulation unit value at end of period	$2.730	$2.608	$2.458	$2.385	$2.293	$2.242	$2.226	$2.186	$2.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	42
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.080	$5.879	$7.872	$7.942	$7.322	$7.178	$6.504	$5.315	$5.43
Accumulation unit value at end of period	$9.044	$8.080	$5.879	$7.872	$7.942	$7.322	$7.178	$6.504	$5.315
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.047	$1.663	$2.663	$2.397	$2.115	$2.113	$1.955	$1.502	$1.799
Accumulation unit value at end of period	$2.226	$2.047	$1.663	$2.663	$2.397	$2.115	$2.113	$1.955	$1.502
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	5	5	6	6	6	6
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.722	$2.763	$2.742	$2.660	$2.589	$2.564	$2.588	$2.617	$2.63
Accumulation unit value at end of period	$2.672	$2.722	$2.763	$2.742	$2.66	$2.589	$2.564	$2.588	$2.617
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	10	2	3	3	3	7	8
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.533	$1.111	$2.240	$2.149	$2.079	$1.977	$1.814	$1.39	$2.128
Accumulation unit value at end of period	$1.949	$1.533	$1.111	$2.240	$2.149	$2.079	$1.977	$1.814	$1.39
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.793	$0.503	$0.953	$0.850	$0.859	$0.843	$0.843	$0.585	$0.925
Accumulation unit value at end of period	$0.924	$0.793	$0.503	$0.953	$0.85	$0.859	$0.843	$0.843	$0.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$25.988	$20.500	$29.292	$25.832	$24.515	$23.997	$23.174	$20.007	$22.326
Accumulation unit value at end of period	$29.156	$25.988	$20.500	$29.292	$25.832	$24.515	$23.997	$23.174	$20.007
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$35.141	$26.373	$46.728	$40.477	$36.9	$32.137	$28.346	$22.473	$25.25
Accumulation unit value at end of period	$40.444	$35.141	$26.373	$46.728	$40.477	$36.9	$32.137	$28.346	$22.473
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	1	1
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$30.752	$24.055	$42.725	$42.864	$36.32	$34.941	$31.91	$24.936	$30.581
Accumulation unit value at end of period	$34.768	$30.752	$24.055	$42.725	$42.864	$36.32	$34.941	$31.91	$24.936
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$40.439	$32.105	$61.895	$49.657	$47.331	$45.562	$44.89	$34.415	$50.151
Accumulation unit value at end of period	$49.303	$40.439	$32.105	$61.895	$49.657	$47.331	$45.562	$44.89	$34.415
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	1
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$131.671	$105.924	$171.245	$165.432	$145.585	$141.447	$130.245	$103.305	$135.328
Accumulation unit value at end of period	$148.703	$131.671	$105.924	$171.245	$165.432	$145.585	$141.447	$130.245	$103.305
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.168	$10.561	$14.755	$15.445	$13.43	$13.225	$12.136	$10	N/A
Accumulation unit value at end of period	$14.413	$12.168	$10.561	$14.755	$15.445	$13.43	$13.225	$12.136	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.693	$12.376	$18.818	$19.636	$17.095	$16.007	$13.175	$10	N/A
Accumulation unit value at end of period	$19.757	$15.693	$12.376	$18.818	$19.636	$17.095	$16.007	$13.175	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$13.869	$11.233	$12.889	$12.396	$11.663	$11.708	$10.861	$10	N/A
Accumulation unit value at end of period	$15.104	$13.869	$11.233	$12.889	$12.396	$11.663	$11.708	$10.861	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.633	$11.493	$10.879	$10.395	$10.178	$10.122	$9.964	$10	N/A
Accumulation unit value at end of period	$12.025	$11.633	$11.493	$10.879	$10.395	$10.178	$10.122	$9.964	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.240	$11.430	$10.857	$10.201	$10.146	$10.199	$9.945	$10	N/A
Accumulation unit value at end of period	N/A	$11.240	$11.430	$10.857	$10.201	$10.146	$10.199	$9.945	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.427	$15.219	$21.666	$19.731	$16.33	$14.342	$12.359	$10	N/A
Accumulation unit value at end of period	$20.256	$18.427	$15.219	$21.666	$19.731	$16.33	$14.342	$12.359	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$12.949	$10.463	$16.945	$16.680	$14.35	$13.22	$11.955	$10	N/A
Accumulation unit value at end of period	$14.137	$12.949	$10.463	$16.945	$16.68	$14.35	$13.22	$11.955	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.672	$16.329	$35.168	$27.815	$22.116	$17.676	$14.436	$10	N/A
Accumulation unit value at end of period	$31.948	$27.672	$16.329	$35.168	$27.815	$22.116	$17.676	$14.436	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.620	$12.801	$26.693	$19.588	$14.649	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.607	$21.620	$12.801	$26.693	$19.588	$14.649	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$8.025	$6.716	$4.646	$5.22
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$8.025	$6.716	$4.646
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.596	$24.761	$17.653	$15.959	$12.453	$12.955
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.596	$24.761	$17.653	$15.959	$12.453
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	0	0	0	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.080	$8.206	$14.167	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.233	$11.080	$8.206	$14.167	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.880	$4.700	$11.804	$15.458	$13.52	$13.001	$12.185	$10	N/A
Accumulation unit value at end of period	$6.369	$5.880	$4.700	$11.804	$15.458	$13.52	$13.001	$12.185	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.199	$10.529	$15.024	$13.682	$13.241	$12.469	$11.807	$10	N/A
Accumulation unit value at end of period	$13.646	$13.199	$10.529	$15.024	$13.682	$13.241	$12.469	$11.807	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$17.876	$13.842	$25.471	$27.467	$19.616	$17.489	$13.042	$10	N/A
Accumulation unit value at end of period	$20.625	$17.876	$13.842	$25.471	$27.467	$19.616	$17.489	$13.042	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.754	$15.733	$23.689	$20.001	$16.236	$14.153	$11.667	$10	N/A
Accumulation unit value at end of period	$18.530	$17.754	$15.733	$23.689	$20.001	$16.236	$14.153	$11.667	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.145	$8.173	$13.256	$12.848	$11.337	$11.053	$10.229	N/A	N/A
Accumulation unit value at end of period	$11.397	$10.145	$8.173	$13.256	$12.848	$11.337	$11.053	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.201	$8.534	$13.331	$12.295	$10.781	$10.73	$10.04	N/A	N/A
Accumulation unit value at end of period	$12.491	$11.201	$8.534	$13.331	$12.295	$10.781	$10.73	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.889	$8.466	$14.797	$14.652	$12.185	$11.171	$10.386	N/A	N/A
Accumulation unit value at end of period	$14.666	$11.889	$8.466	$14.797	$14.652	$12.185	$11.171	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.839	$8.888	$15.339	$13.327	$13.076	$11.373	$10.081	N/A	N/A
Accumulation unit value at end of period	$13.894	$11.839	$8.888	$15.339	$14.652	$13.076	$11.373	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.174	$8.898	$14.048	$14.179	$12.372	$11.481	$10.262	N/A	N/A
Accumulation unit value at end of period	$13.544	$11.174	$8.898	$14.048	$14.179	$12.372	$11.481	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.384	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.239	$16.384	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.727	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.382	$14.727	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.369	$21.482	$20.014	$16.702	$15.367	$13.223	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.369	$21.482	$20.014	$16.702	$15.367	$13.223	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.842	$18.058	$17.953	$15.649	$14.593	$12.278	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.842	$18.058	$17.953	$15.649	$14.593	$12.278	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.237	$18.325	$19.788	$17.524	$17.257	$13.822	$10.353	$13.459
Accumulation unit value at end of period	N/A	N/A	$12.237	$18.325	$19.788	$17.524	$17.257	$13.822	$10.353
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$38.060	$30.793	$37.265	$34.340	$31.588	$29.802	$27.969	$24.977	$27.192
Accumulation unit value at end of period	$40.503	$38.060	$30.793	$37.265	$34.34	$31.588	$29.802	$27.969	$24.977
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	2	2	2	2
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.960	$21.773	$39.406	$32.890	$29.484	$26.737	$22.554	$17.002	$24.03
Accumulation unit value at end of period	$38.256	$30.960	$21.773	$39.406	$32.89	$29.484	$26.737	$22.554	$17.002
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	1	1
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$22.115	$16.519	$27.912	$24.703	$22.589	$22.06	$21.498	$16.621	$23.036
Accumulation unit value at end of period	$24.866	$22.115	$16.519	$27.912	$24.703	$22.589	$22.06	$21.498	$16.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.303	$14.025	$19.811	$18.829	$16.666	$15.43	$13.341	$10	N/A
Accumulation unit value at end of period	$20.732	$18.303	$14.025	$19.811	$18.829	$16.666	$15.43	$13.341	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$10.943	$17.393	$18.870	$15.77	$15.528	$13.394	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$10.943	$17.393	$18.87	$15.77	$15.528	$13.394	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$27.001	$19.971	$36.759	$34.155	$29.428	$28.31	$27.52	$22.605	$30.906
Accumulation unit value at end of period	$30.709	$27.001	$19.971	$36.759	$34.155	$29.428	$28.31	$27.52	$22.605
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.809	$8.344	$15.640	$13.992	$13.233	$12.853	$12.279	$10	N/A
Accumulation unit value at end of period	$12.655	$11.809	$8.344	$15.640	$13.992	$13.233	$12.853	$12.279	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.737	$12.963	$22.128	$21.247	$18.438	$16.463	$14.106	$10	N/A
Accumulation unit value at end of period	$20.150	$17.737	$12.963	$22.128	$21.247	$18.438	$16.463	$14.106	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.217	$2.601	$12.365	$12.655	$11.8	$11.781	$11.036	$10	N/A
Accumulation unit value at end of period	$3.614	$3.217	$2.601	$12.365	$12.655	$11.8	$11.781	$11.036	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	4	4	4	4	4	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.710	$9.318	$15.464	$15.124	$13.422	$12.927	$12.064	$10	N/A
Accumulation unit value at end of period	$13.317	$11.710	$9.318	$15.464	$15.124	$13.422	$12.927	$12.064	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.368	$11.435	$18.786	$19.406	$17.237	$16.001	$13.675	$10	N/A
Accumulation unit value at end of period	$18.568	$15.368	$11.435	$18.786	$19.406	$17.237	$16.001	$13.675	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.492	$8.080	$16.204	$15.565	$17.237	$14.038	$11.972	$10	N/A
Accumulation unit value at end of period	$13.100	$10.492	$8.080	$16.204	$15.565	$15.436	$14.038	$11.972	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.767	$10.982	$13.079	$12.161	$11.55	$11.478	$10.782	$10	N/A
Accumulation unit value at end of period	$14.387	$12.767	$10.982	$13.079	$12.161	$11.55	$11.478	$10.782	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.03	$4.873	$3.98	$5.742
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.03	$4.873	$3.98
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.593	$1.458	$1.119	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.593	$1.458	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.95%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$47.423	$32.762	$62.035	$52.733	$51.126	$46.522	$44.96	$33.912	$51.597
Accumulation unit value at end of period	$52.744	$47.423	$32.762	$62.035	$52.733	$51.126	$46.522	$44.96	$33.912
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$28.604	$19.223	$47.064	$36.475	$33.761	$31.338	$28.265	$19.497	$28.212
Accumulation unit value at end of period	$33.496	$28.604	$19.223	$47.064	$36.475	$33.761	$31.338	$28.265	$19.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$41.832	$29.310	$55.962	$48.668	$41.34	$36.056	$31.536	$22.586	$31.213
Accumulation unit value at end of period	$51.412	$41.832	$29.310	$55.962	$48.668	$41.34	$36.056	$31.536	$22.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.036	$5.211	$8.122	$8.287	$7.215	$7.03	$6.343	$4.999	$6.321
Accumulation unit value at end of period	$6.758	$6.036	$5.211	$8.122	$8.287	$7.215	$7.03	$6.343	$4.999
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.762	$7.452	$10.376	$11.153	$9.582	$9.3	$8.293	$6.556	$7.65
Accumulation unit value at end of period	$9.748	$8.762	$7.452	$10.376	$11.153	$9.582	$9.3	$8.293	$6.556
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$16.898	$11.363	$25.632	$20.191	$15.533	$12.378	$10.101	$7.207	$8.309
Accumulation unit value at end of period	$18.603	$16.898	$11.363	$25.632	$20.191	$15.533	$12.378	$10.101	$7.207
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.246	$9.225	$15.794	$15.883	$15.038	$14.073	$12.56	$10	N/A
Accumulation unit value at end of period	$15.248	$12.246	$9.225	$15.794	$15.883	$15.038	$14.073	$12.56	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.409	$17.843	$27.741	$26.242	$24.498	$24.103	$23.137	$18.72	$26.861
Accumulation unit value at end of period	$26.363	$23.409	$17.843	$27.741	$26.242	$24.498	$24.103	$23.137	$18.72
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$16.911	$15.539	$15.719	$13.561	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$16.911	$15.539	$15.719	$13.561	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.663	$7.098	$8.695	$8.510	$8.52	$8.232	$7.964	$7.728	$7.318
Accumulation unit value at end of period	$8.027	$7.663	$7.098	$8.695	$8.51	$8.285	$8.232	$7.964	$7.728
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.212	$15.438	$23.486	$21.269	$19.978	$18.693	$17.649	$14.18	$20.415
Accumulation unit value at end of period	$21.993	$19.212	$15.438	$23.486	$21.269	$19.978	$18.693	$17.649	$14.18
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.784	$7.436	$12.290	$12.363	$11.092	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$10.979	$9.784	$7.436	$12.290	$12.363	$11.092	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.816	$9.786	$19.266	$17.143	$13.88	$12.18	$10.657	$8.504	$10.621
Accumulation unit value at end of period	$12.775	$12.816	$9.786	$19.266	$17.143	$13.88	$12.18	$10.657	$8.504
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.038	$5.813	$8.155	$7.931	$7.334	$7.169	$6.844	$5.916	$7.111
Accumulation unit value at end of period	$7.678	$7.038	$5.813	$8.155	$7.931	$7.334	$7.169	$6.844	$5.916
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.263	$1.195	$1.511	$1.479	$1.446	$1.441	$1.406	$1.363	$1.287
Accumulation unit value at end of period	$1.319	$1.263	$1.195	$1.511	$1.479	$1.446	$1.441	$1.406	$1.363
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.955	$1.541	$3.069	$2.681	$2.177	$1.938	$1.671	$1.312	$1.546
Accumulation unit value at end of period	$2.127	$1.955	$1.541	$3.069	$2.681	$2.177	$1.938	$1.671	$1.312
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.144	$1.685	$2.580	$2.553	$2.081	$1.924	$1.557	$1.117	$1.285
Accumulation unit value at end of period	$2.588	$2.144	$1.685	$2.580	$2.553	$2.081	$1.924	$1.557	$1.117
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.587	$2.440	$2.371	$2.281	$2.233	$2.219	$2.181	$2.174	$2.051
Accumulation unit value at end of period	$2.705	$2.587	$2.440	$2.371	$2.281	$2.233	$2.219	$2.181	$2.174
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.227	$5.992	$8.031	$8.111	$7.485	$7.345	$6.662	$5.45	$5.573
Accumulation unit value at end of period	$9.200	$8.227	$5.992	$8.031	$8.111	$7.485	$7.345	$6.662	$5.45
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.030	$1.651	$2.646	$2.385	$2.106	$2.106	$1.951	$1.5	$1.798
Accumulation unit value at end of period	$2.206	$2.030	$1.651	$2.646	$2.385	$2.106	$2.106	$1.951	$1.5
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.700	$2.743	$2.725	$2.646	$2.578	$2.556	$2.582	$2.614	$2.629
Accumulation unit value at end of period	$2.648	$2.700	$2.743	$2.725	$2.646	$2.578	$2.556	$2.582	$2.614
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.521	$1.103	$2.227	$2.138	$2.07	$1.971	$1.81	$1.388	$2.127
Accumulation unit value at end of period	$1.931	$1.521	$1.103	$2.227	$2.138	$2.07	$1.971	$1.81	$1.388
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.786	$0.500	$0.948	$0.845	$0.855	$0.84	$0.841	$0.585	$0.924
Accumulation unit value at end of period	$0.915	$0.786	$0.500	$0.948	$0.845	$0.855	$0.84	$0.841	$0.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$25.778	$20.355	$29.113	$25.699	$24.413	$23.92	$23.123	$19.982	$22.32
Accumulation unit value at end of period	$28.892	$25.778	$20.355	$29.113	$25.699	$24.413	$23.92	$23.123	$19.982
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$34.857	$26.186	$46.442	$40.269	$36.746	$32.035	$28.283	$22.446	$25.244
Accumulation unit value at end of period	$40.078	$34.857	$26.186	$46.442	$40.269	$36.746	$32.035	$28.283	$22.446
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$30.504	$23.884	$42.463	$42.643	$36.169	$34.829	$31.839	$24.905	$30.573
Accumulation unit value at end of period	$34.454	$30.504	$23.884	$42.463	$42.643	$36.169	$34.829	$31.839	$24.905
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$40.112	$31.877	$61.516	$49.401	$47.133	$45.416	$44.791	$34.373	$50.139
Accumulation unit value at end of period	$48.857	$40.112	$31.877	$61.516	$49.401	$47.133	$45.416	$44.791	$34.373
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—		—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$130.607	$105.172	$170.196	$164.581	$144.978	$140.995	$129.957	$103.177	$135.293
Accumulation unit value at end of period	$147.357	$130.607	$105.172	$170.196	$164.581	$144.978	$140.995	$129.957	$103.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.088	$10.502	$14.688	$15.390	$13.395	$13.203	$12.128	$10	N/A
Accumulation unit value at end of period	$14.305	$12.088	$10.502	$14.688	$15.39	$13.395	$13.203	$12.128	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.591	$12.307	$18.732	$19.565	$17.05	$15.981	$13.167	$10	N/A
Accumulation unit value at end of period	$19.609	$15.591	$12.307	$18.732	$19.565	$17.05	$15.981	$13.167	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$13.779	$11.171	$12.830	$12.352	$11.633	$11.689	$10.854	$10	N/A
Accumulation unit value at end of period	$14.990	$13.779	$11.171	$12.830	$12.352	$11.633	$11.689	$10.854	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.557	$11.429	$10.830	$10.358	$10.151	$10.106	$9.957	$10	N/A
Accumulation unit value at end of period	$11.935	$11.557	$11.429	$10.830	$10.358	$10.151	$10.106	$9.957	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.167	$11.367	$10.807	$10.164	$10.12	$10.182	$9.938	$10	N/A
Accumulation unit value at end of period	N/A	$11.167	$11.367	$10.807	$10.164	$10.12	$10.182	$9.938	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.307	$15.135	$21.567	$19.661	$16.288	$14.318	$12.351	$10	N/A
Accumulation unit value at end of period	$20.104	$18.307	$15.135	$21.567	$19.661	$16.288	$14.318	$12.351	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$12.865	$10.405	$16.868	$16.620	$14.313	$13.198	$11.947	$10	N/A
Accumulation unit value at end of period	$14.031	$12.865	$10.405	$16.868	$16.62	$14.313	$13.198	$11.947	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.491	$16.239	$35.007	$27.715	$22.058	$17.647	$14.427	$10	N/A
Accumulation unit value at end of period	$31.708	$27.491	$16.239	$35.007	$27.715	$22.058	$17.647	$14.427	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.534	$12.763	$26.638	$19.567	$14.648	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.480	$21.534	$12.763	$26.638	$19.567	$14.648	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$7.999	$6.701	$4.641	$5.218
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$7.999	$6.701	$4.641
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.444	$24.658	$17.597	$15.924	$12.438	$12.952
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.444	$24.658	$17.597	$15.924	$12.438
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.048	$8.191	$14.154	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.182	$11.048	$8.191	$14.154	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.842	$4.674	$11.750	$15.402	$13.485	$12.98	$12.177	$10	N/A
Accumulation unit value at end of period	$6.321	$5.842	$4.674	$11.750	$15.402	$13.485	$12.98	$12.177	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.113	$10.471	$14.956	$13.633	$13.207	$12.449	$11.799	$10	N/A
Accumulation unit value at end of period	$13.543	$13.113	$10.471	$14.956	$13.633	$13.207	$12.449	$11.799	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$17.759	$13.765	$25.355	$27.368	$19.565	$17.46	$13.033	$10	N/A
Accumulation unit value at end of period	$20.470	$17.759	$13.765	$25.355	$27.368	$19.565	$17.46	$13.033	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.638	$15.646	$23.581	$19.929	$16.194	$14.13	$11.659	$10	N/A
Accumulation unit value at end of period	$18.391	$17.638	$15.646	$23.581	$19.929	$16.194	$14.13	$11.659	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.086	$8.132	$13.204	$12.810	$11.314	$11.042	$10.225	N/A	N/A
Accumulation unit value at end of period	$11.318	$10.086	$8.132	$13.204	$12.81	$11.314	$11.042	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.135	$8.492	$13.279	$12.258	$10.759	$10.719	$10.036	N/A	N/A
Accumulation unit value at end of period	$12.405	$11.135	$8.492	$13.279	$12.258	$10.759	$10.719	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.819	$8.424	$15.278	$13.287	$12.161	$11.159	$10.382	N/A	N/A
Accumulation unit value at end of period	$14.565	$11.819	$8.424	$15.278	$13.287	$12.161	$11.159	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.769	$8.845	$14.738	$14.608	$13.05	$11.361	$10.077	N/A	N/A
Accumulation unit value at end of period	$13.798	$11.769	$8.845	$14.738	$14.608	$13.05	$11.361	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.108	$8.854	$13.993	$14.137	$12.348	$11.469	$10.258	N/A	N/A
Accumulation unit value at end of period	$13.451	$11.108	$8.854	$13.993	$14.137	$12.348	$11.469	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.277	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.109	$16.277	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.608	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.216	$14.608	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.300	$21.383	$19.942	$16.658	$15.342	$13.214	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.300	$21.383	$19.942	$16.658	$15.342	$13.214	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.776	$17.975	$17.889	$15.608	$14.57	$12.27	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.776	$17.975	$17.889	$15.608	$14.57	$12.27	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.150	$18.213	$19.686	$17.451	$17.202	$13.791	$10.34	$13.455
Accumulation unit value at end of period	N/A	N/A	$12.150	$18.213	$19.686	$17.451	$17.202	$13.791	$10.34
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$37.753	$30.574	$37.037	$34.164	$31.456	$29.706	$27.907	$24.946	$27.185
Accumulation unit value at end of period	$40.136	$37.753	$30.574	$37.037	$34.164	$31.456	$29.706	$27.907	$24.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.710	$21.619	$39.165	$32.721	$29.361	$26.652	$22.504	$16.981	$24.024
Accumulation unit value at end of period	$37.910	$30.710	$21.619	$39.165	$32.721	$29.361	$26.652	$22.504	$16.981
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$21.937	$16.402	$27.741	$24.576	$22.495	$21.989	$21.45	$16.6	$23.03
Accumulation unit value at end of period	$24.641	$21.937	$16.402	$27.741	$24.576	$22.495	$21.989	$21.45	$16.6
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$18.184	$13.947	$19.721	$18.762	$16.622	$15.405	$13.333	$10	N/A
Accumulation unit value at end of period	$20.576	$18.184	$13.947	$19.721	$18.762	$16.622	$15.405	$13.333	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	N/A	$10.882	$17.314	$18.803	$15.728	$15.503	$13.386	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$10.882	$17.314	$18.803	$15.728	$15.503	$13.386	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$26.783	$19.829	$36.534	$33.979	$29.305	$28.22	$27.459	$22.578	$30.898
Accumulation unit value at end of period	$30.431	$26.783	$19.829	$36.534	$33.979	$29.305	$28.22	$27.459	$22.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.732	$8.297	$15.569	$13.942	$13.199	$12.832	$12.271	$10	N/A
Accumulation unit value at end of period	$12.560	$11.732	$8.297	$15.569	$13.942	$13.199	$12.832	$12.271	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.621	$12.891	$22.027	$21.171	$18.39	$16.436	$14.096	$10	N/A
Accumulation unit value at end of period	$19.998	$17.621	$12.891	$22.027	$21.171	$18.39	$16.436	$14.096	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.196	$2.587	$12.309	$12.609	$11.769	$11.762	$11.029	$10	N/A
Accumulation unit value at end of period	$3.587	$3.196	$2.587	$12.309	$12.609	$11.769	$11.762	$11.029	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.634	$9.266	$15.393	$15.069	$13.387	$12.906	$12.056	$10	N/A
Accumulation unit value at end of period	$13.217	$11.634	$9.266	$15.393	$15.069	$13.387	$12.906	$12.056	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.268	$11.371	$18.701	$19.336	$17.192	$15.975	$13.666	$10	N/A
Accumulation unit value at end of period	$18.429	$15.268	$11.371	$18.701	$19.336	$17.192	$15.975	$13.666	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.424	$8.035	$16.130	$15.510	$15.395	$14.015	$11.964	$10	N/A
Accumulation unit value at end of period	$13.002	$10.424	$8.035	$16.130	$15.51	$15.395	$14.015	$11.964	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.684	$10.921	$13.020	$12.117	$11.52	$11.46	$10.775	$10	N/A
Accumulation unit value at end of period	$14.279	$12.684	$10.921	$13.020	$12.117	$11.52	$11.46	$10.775	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.021	$4.869	$3.98	$5.749
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.021	$4.869	$3.98
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.588	$1.454	$1.118	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.588	$1.454	$1.118
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.95%

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
Alger Large Cap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount)(formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$47.423	$32.762	$62.035	$52.733	$51.126	$46.522	$44.96	$33.912	$51.597
Accumulation unit value at end of period	$52.744	$47.423	$32.762	$62.035	$52.733	$51.126	$46.522	$4.96	$33.912
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Cap Subaccount (formerly Alger American Small Cap Subaccount)
Accumulation unit value at beginning of period*	$28.604	$19.223	$47.064	$36.475	$33.761	$31.338	$28.265	$19.497	$28.212
Accumulation unit value at end of period	$33.496	$28.604	$19.223	$47.064	$36.475	$33.761	$31.338	$28.265	$19.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$41.832	$29.310	$55.962	$48.668	$41.34	$36.056	$31.536	$22.586	$31.213
Accumulation unit value at end of period	$51.412	$41.832	$29.310	$55.962	$48.668	$41.34	$36.056	$31.536	$22.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$6.036	$5.211	$8.122	$8.287	$7.215	$7.03	$6.343	$4.999	$6.321
Accumulation unit value at end of period	$6.758	$6.036	$5.211	$8.122	$8.287	$7.215	$7.03	$6.343	$4.999
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$8.762	$7.452	$10.376	$11.153	$9.582	$9.3	$8.293	$6.556	$7.65
Accumulation unit value at end of period	$9.748	$8.762	$7.452	$10.376	$11.153	$9.582	$9.3	$8.293	$6.556
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount (formerly Credit Suisse Trust-Emerging Markets Subaccount)
Accumulation unit value at beginning of period*	$16.898	$11.363	$25.632	$20.191	$15.533	$12.378	$10.101	$7.207	$8.309
Accumulation unit value at end of period	$18.603	$16.898	$11.363	$25.632	$20.191	$15.533	$12.378	$10.101	$7.207
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$12.246	$9.225	$15.794	$15.883	$15.038	$14.073	$12.56	$10	N/A
Accumulation unit value at end of period	$15.248	$12.246	$9.225	$15.794	$15.883	$15.038	$14.073	$12.56	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$23.409	$17.843	$27.741	$26.242	$24.498	$24.103	$23.137	$18.72	$26.861
Accumulation unit value at end of period	$26.363	$23.409	$17.843	$27.741	$26.242	$24.498	$24.103	$23.137	$18.72
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	N/A	$16.911	$15.539	$15.719	$13.561	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$16.911	$15.539	$15.719	$13.561	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.663	$7.098	$8.695	$8.510	$8.285	$8.232	$7.964	$7.728	$7.318
Accumulation unit value at end of period	$8.027	$7.663	$7.098	$8.695	$8.51	$8.285	$8.232	$7.964	$7.728
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$19.212	$15.438	$23.486	$21.269	$19.978	$18.693	$17.649	$14.18	$20.415
Accumulation unit value at end of period	$21.993	$19.212	$15.438	$23.486	$21.269	$19.978	$18.693	$17.649	$14.18
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$9.784	$7.436	$12.290	$12.363	$11.092	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$10.979	$9.784	$7.436	$12.290	$12.363	$11.092	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.816	$9.786	$19.266	$17.143	$13.88	$12.18	$10.657	$8.504	$0.621
Accumulation unit value at end of period	$12.775	$12.816	$9.786	$19.266	$17.143	$13.88	$12.18	$10.657	$8.504
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount
Accumulation unit value at beginning of period	$6.557	$5.416	$7.599	$7.390	$6.834	$6.679	$6.377	$5.512	$6.625
Accumulation unit value at end of period	$7.154	$6.557	$5.416	$7.599	$7.39	$6.834	$6.679	$6.377	$5.512
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.263	$1.195	$1.511	$1.479	$1.446	$1.441	$1.406	$1.363	$1.287
Accumulation unit value at end of period	$1.319	$1.263	$1.195	$1.511	$1.479	$1.446	$1.441	$1.406	$1.363
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.955	$1.541	$3.069	$2.681	$2.177	$1.938	$1.671	$1.312	$1.546
Accumulation unit value at end of period	$2.127	$1.955	$1.541	$3.069	$2.681	$2.177	$1.938	$1.671	$1.312
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$2.144	$1.685	$2.580	$2.553	$2.081	$1.924	$1.557	$1.117	$1.285
Accumulation unit value at end of period	$2.588	$2.144	$1.685	$2.580	$2.553	$2.081	$1.924	$1.557	$1.117
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.587	$2.440	$2.371	$2.281	$2.233	$2.219	$2.181	$2.174	$2.051
Accumulation unit value at end of period	$2.705	$2.587	$2.440	$2.371	$2.281	$2.233	$2.219	$2.181	$2.174
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$8.015	$5.837	$7.824	$7.902	$7.292	$7.155	$6.489	$5.309	$5.429
Accumulation unit value at end of period	$8.962	$8.015	$5.837	$7.824	$7.902	$7.292	$7.155	$6.489	$5.309
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.030	$1.651	$2.646	$2.385	$2.106	$2.106	$1.951	$1.5	$1.798
Accumulation unit value at end of period	$2.206	$2.030	$1.651	$2.646	$2.385	$2.106	$2.106	$1.951	$1.5
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount
Accumulation unit value at beginning of period*	$2.700	$2.743	$2.725	$2.646	$2.578	$2.556	$2.582	$2.614	$2.629
Accumulation unit value at end of period	$2.648	$2.700	$2.743	$2.725	$2.646	$2.578	$2.556	$2.582	$2.614
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Mid-Cap Growth VIP Subaccount (formerly DWS Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.521	$1.103	$2.227	$2.138	$2.07	$1.971	$1.81	$1.388	$2.127
Accumulation unit value at end of period	$1.931	$1.521	$1.103	$2.227	$2.138	$2.07	$1.971	$1.81	$1.388
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.786	$0.500	$0.948	$0.845	$0.855	$0.84	$0.841	$0.585	$0.924
Accumulation unit value at end of period	$0.915	$0.786	$0.500	$0.948	$0.845	$0.855	$0.84	$0.841	$0.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period*	$25.778	$20.355	$29.113	$25.699	$24.413	$23.92	$23.123	$19.982	$22.32
Accumulation unit value at end of period	$28.892	$25.778	$20.355	$29.113	$25.699	$24.413	$23.92	$23.123	$19.982
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$34.857	$26.186	$46.442	$40.269	$36.746	$32.035	$28.283	$22.446	$25.244
Accumulation unit value at end of period	$40.078	$34.857	$26.186	$46.442	$40.269	$36.746	$32.035	$28.283	$22.446
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$30.504	$23.884	$42.463	$42.643	$36.169	$34.829	$31.839	$24.905	$30.573
Accumulation unit value at end of period	$34.454	$30.504	$23.884	$42.463	$42.643	$36.169	$34.829	$31.839	$24.905
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$40.112	$31.877	$61.516	$49.401	$47.133	$45.416	$44.791	$34.373	$50.139
Accumulation unit value at end of period	$48.857	$40.112	$31.877	$61.516	$49.401	$47.133	$45.416	$44.791	$34.373
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$130.607	$105.172	$170.196	$164.581	$144.978	$140.995	$129.957	$103.177	$135.293
Accumulation unit value at end of period	$147.357	$130.607	$105.172	$170.196	$164.581	$144.978	$140.995	$129.957	$103.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$12.088	$10.502	$14.688	$15.390	$13.395	$13.203	$12.128	$10	N/A
Accumulation unit value at end of period	$14.305	$12.088	$10.502	$14.688	$15.39	$13.395	$13.203	$12.128	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.591	$12.307	$18.732	$19.565	$17.05	$15.981	$13.167	$10	N/A
Accumulation unit value at end of period	$19.609	$15.591	$12.307	$18.732	$19.565	$17.05	$15.981	$13.167	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$13.779	$11.171	$12.830	$12.352	$11.633	$11.689	$10.854	$10	N/A
Accumulation unit value at end of period	$14.990	$13.779	$11.171	$12.830	$12.352	$11.633	$11.689	$10.854	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.557	$11.429	$10.830	$10.358	$10.151	$10.106	$9.957	$10	N/A
Accumulation unit value at end of period	$11.935	$11.557	$11.429	$10.830	$10.358	$10.151	$10.106	$9.957	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.167	$11.367	$10.807	$10.164	$10.12	$10.182	$9.938	$10	N/A
Accumulation unit value at end of period	N/A	$11.167	$11.367	$10.807	$10.164	$10.12	$10.182	$9.938	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutal Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$18.307	$15.135	$21.567	$19.661	$16.288	$14.318	$12.351	$10	N/A
Accumulation unit value at end of period	$20.104	$18.307	$15.135	$21.567	$19.661	$16.288	$14.318	$12.351	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$12.865	$10.405	$16.868	$16.620	$14.313	$13.198	$11.947	$10	N/A
Accumulation unit value at end of period	$14.031	$12.865	$10.405	$16.868	$16.62	$14.313	$13.198	$11.947	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$27.491	$16.239	$35.007	$27.715	$22.058	$17.647	$14.427	$10	N/A
Accumulation unit value at end of period	$31.708	$27.491	$16.239	$35.007	$27.715	$22.058	$17.647	$14.427	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$21.534	$12.763	$26.638	$19.567	$14.648	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$25.480	$21.534	$12.763	$26.638	$19.567	$14.648	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$7.999	$6.701	$4.641	$5.218
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	N/A	$7.999	$6.701	$4.641
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$29.444	$24.658	$17.597	$15.924	$12.438	$12.952
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	$29.444	$24.658	$17.597	$15.924	$12.438
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$11.048	$8.191	$14.154	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.182	$11.048	$8.191	$14.154	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$5.842	$4.674	$11.750	$15.402	$13.485	$12.98	$12.177	$10	N/A
Accumulation unit value at end of period	$6.321	$5.842	$4.674	$11.750	$15.402	$13.485	$12.98	$12.177	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount )
Accumulation unit value at beginning of period**	$13.113	$10.471	$14.956	$13.633	$13.207	$12.449	$11.799	$10	N/A
Accumulation unit value at end of period	$13.543	$13.113	$10.471	$14.956	$13.633	$13.207	$12.449	$11.799	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$17.759	$13.765	$25.355	$27.368	$19.565	$17.46	$13.033	$10	N/A
Accumulation unit value at end of period	$20.470	$17.759	$13.765	$25.355	$27.368	$19.565	$17.46	$13.033	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$17.638	$15.646	$23.581	$19.929	$16.194	$14.13	$11.659	$10	N/A
Accumulation unit value at end of period	$18.391	$17.638	$15.646	$23.581	$19.929	$16.194	$14.13	$11.659	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$10.086	$8.132	$13.204	$12.810	$11.314	$11.042	$10.225	N/A	N/A
Accumulation unit value at end of period	$11.318	$10.086	$8.132	$13.204	$12.81	$11.314	$11.042	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust U.S. Equity Subaccount (JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$11.135	$8.492	$13.279	$12.258	$10.759	$10.719	$10.036	N/A	N/A
Accumulation unit value at end of period	$12.405	$11.135	$8.492	$13.279	$12.258	$10.759	$10.719	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.819	$8.424	$15.278	$13.287	$12.161	$11.159	$10.382	N/A	N/A
Accumulation unit value at end of period	$14.565	$11.819	$8.424	$15.278	$13.287	$12.161	$11.159	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.769	$8.845	$14.738	$14.608	$13.05	$11.361	$10.077	N/A	N/A
Accumulation unit value at end of period	$13.798	$11.769	$8.845	$14.738	$14.608	$13.05	$11.361	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A

Subaccount	2010	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.108	$8.854	$13.993	$14.137	$12.348	$11.469	$10.258	N/A	N/A
Accumulation unit value at end of period	$13.451	$11.108	$8.854	$13.993	$14.137	$12.348	$11.469	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	$16.277	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$17.109	$16.277	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	$14.608	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$18.216	$14.608	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	N/A	$12.300	$21.383	$19.942	$16.658	$15.342	$13.214	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$12.300	$21.383	$19.942	$16.658	$15.342	$13.214	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	N/A	$11.776	$17.975	$17.889	$15.608	$14.57	$12.27	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$11.776	$17.975	$17.889	$15.608	$14.57	$12.27	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	N/A	$12.150	$18.213	$19.686	$17.451	$17.202	$13.791	$10.34	$13.455
Accumulation unit value at end of period	N/A	N/A	$12.150	$18.213	$19.686	$17.451	$17.202	$13.791	$10.34
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$37.753	$30.574	$37.037	$34.164	$31.456	$29.706	$27.907	$24.946	$27.185
Accumulation unit value at end of period	$40.136	$37.753	$30.574	$37.037	$34.164	$31.456	$29.706	$27.907	$24.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount (formerly Janus Aspen Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$30.710	$21.619	$39.165	$32.721	$29.361	$26.652	$22.504	$16.981	$24.024
Accumulation unit value at end of period	$37.910	$30.710	$21.619	$39.165	$32.721	$29.361	$26.652	$22.504	$16.981
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount (formerly Janus Aspen Large Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$21.937	$16.402	$27.741	$24.576	$22.495	$21.989	$21.45	$16.6	$23.03
Accumulation unit value at end of period	$24.641	$21.937	$16.402	$27.741	$24.576	$22.495	$21.989	$21.45	$16.6
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Mid Cap Value
Accumulation unit value at beginning of period**	$18.184	$13.947	$19.721	$18.762	$16.622	$15.405	$13.333	$10	N/A
Accumulation unit value at end of period	$20.576	$18.184	$13.947	$19.721	$18.762	$16.622	$15.405	$13.386	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value
Accumulation unit value at beginning of period**	N/A	$10.882	$17.314	$18.803	$15.728	$15.503	$13.386	$10	N/A
Accumulation unit value at end of period	N/A	N/A	$10.882	$17.314	$18.803	$15.728	$15.503	$13.386	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount (formerly Janus Aspen Worldwide Growth Subaccount)
Accumulation unit value at beginning of period*	$26.783	$19.829	$36.534	$33.979	$29.305	$28.22	$27.459	$22.578	$30.898
Accumulation unit value at end of period	$30.431	$26.783	$19.829	$36.534	$33.979	$29.305	$28.22	$27.459	$22.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$11.732	$8.297	$15.569	$13.942	$13.199	$12.832	$12.271	$10	N/A
Accumulation unit value at end of period	$12.560	$11.732	$8.297	$15.569	$13.942	$13.199	$12.832	$12.271	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$17.621	$12.891	$22.027	$21.171	$18.39	$16.436	$14.096	$10	N/A
Accumulation unit value at end of period	$19.998	$17.621	$12.891	$22.027	$21.171	$18.39	$16.436	$14.096	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$3.196	$2.587	$12.309	$12.609	$11.769	$11.762	$11.029	$10	N/A
Accumulation unit value at end of period	$3.587	$3.196	$2.587	$12.309	$12.609	$11.769	$11.762	$11.029	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$11.634	$9.266	$15.393	$15.069	$13.387	$12.906	$12.056	$10	N/A
Accumulation unit value at end of period	$13.217	$11.634	$9.266	$15.393	$15.069	$13.387	$12.906	$12.056	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.268	$11.371	$18.701	$19.336	$17.192	$15.975	$13.666	$10	N/A
Accumulation unit value at end of period	$18.429	$15.268	$11.371	$18.701	$19.336	$17.192	$15.975	$13.666	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount) (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$10.424	$8.035	$16.130	$15.510	$15.395	$14.015	$11.964	$10	N/A
Accumulation unit value at end of period	$13.002	$10.424	$8.035	$16.130	$15.51	$15.395	$14.015	$11.964	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$12.684	$10.921	$13.020	$12.117	$11.52	$11.46	$10.775	$10	N/A
Accumulation unit value at end of period	$14.279	$12.684	$10.921	$13.020	$12.117	$11.52	$11.46	$10.775	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$5.014	$4.862	$3.975	$5.74
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$5.014	$4.862	$3.975
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	N/A	$1.588	$1.454	$1.118	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	N/A	$1.588	$1.454	$1.118
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	—	—	—

*	Commencement of Offering October 1, 2001.

**	Commencement of Offering May 1, 2003.

***	Commencement of Offering May 3, 2004.

****	Commencement of Offering May 2, 2005.

+	Cessation of Operations April 29, 2005

++	Cessation of Operations December 2, 2005

+++	Commencement of Offering December 3, 2005

†	Cessation of Operations on April 30, 2007.

Effective May 1, 2009, JPMorgan International Equity subaccount merged into the JPMorgan Insurance Trust International Equity subaccount.

Effective May 1, 2009, JPMorgan Mid Cap Value subaccount merged into the JPMorgan Insurance Trust Mid Cap Value subaccount.

Effective May 1, 2009, JPMorgan Small Company merged into the JPMorgan Insurance Trust Small Cap Core subaccount.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements to be included in Part B:

All required financial statements are included in Part B of this registration statement.

(b)	Exhibits:

[5]1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

[5]1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.	Not Applicable.

[3]3.1a	Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

[27]3.1b	Limited Principal Underwriter Agreement dated November 10, 2010 by and between Zurich American Life Insurance Company and Investment Distributors, Inc.

[1]3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc.

[6]3.3a	Selling Group Agreement of Investors Brokerage Services, Inc.

[6]3.4	General Agent Agreement.

[7]4.	Form of Variable Annuity Contract.

[19]4.1	Form of Guaranteed Minimum Death Benefit Rider.

[19]4.2	Form of Earnings Based Death Benefit Rider.

[19]4.3	Form of Guaranteed Retirement Income Benefit Rider.

[7]5.	Form of Application.

[27]6.1a	Kemper Investors Life Insurance Company Articles of Incorporation.

[3]6.1b	Zurich American Life Insurance Company Articles of Incorporation.

[27]6.2a	Kemper Investors Life Insurance Company Bylaws.

[6]6.2b	Zurich American Life Insurance Company Bylaws.

[23]7.	Coinsurance Agreement between KILICO and Chase Insurance Life and Annuity Company (formerly known as Federal Kemper Life Assurance Company).

[2]8.1	Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.2	Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.3	Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Management LLC.

[7]8.3(a)	Service Agreement between KILICO and Janus Capital Management LLC.

[4]8.4(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[20]8.4(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[13]8.4(c)	Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[4]8.5(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[20]8.5(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[10]8.6(a)	Participation Agreement between KILICO and Scudder Variable Life Investment Fund (now known as DWS Variable Series I).

[10]8.6(b)	Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.

[10]8.6(c)	Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc.

[29]8.6(f)	Amendment to Participation Agreement Dated as of June 26, 1998, Between Zurich American Life Insurance Company and DWS Variable Series I (formerly, Scudder Variable Life Investment Fund and Scudder Variable Series I), dated April 11, 2011.

[15]8.7(a)	Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(b)	Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[16]8.7(c)	November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[29]8.7(e)	Amendment No. 2 to Fund Participation Agreement Dated April 27, 1999, Between Zurich American Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated April 8, 2011.

[18]8.8	Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

[16]8.9(a)	Fund Participation Agreement by and among The Alger American Fund, ZALICO and Fred Alger & Company, Incorporated.

[16]8.9(b)	Service Agreement between Fred Alger Management, Inc. and KILICO (redacted).

[29]8.9(c)	Amendment No. 1 to Participation Agreement Dated May 1, 1999, Between Zurich American Life Insurance Company, The Alger Portfolios (formerly The Alger American Fund), and Fred Alger & Company Incorporated, dated April 1, 2011.

[14]8.10	Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

[17]8.11	Fund Participation Agreement among KILICO, Zurich American Fund (now known as DWS Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

[22]8.12	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Zurich American Life Insurance Company.

[24]8.13(a)	Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds), INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

[24]8.13(b)	Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds) and Kemper Investors Life Insurance Company

[29]8.13(c)	Amendment No. 1 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated May 28, 2008.

[29]8.13(d)	Amendment No. 2 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated April 30, 2010.

[29]8.13(e)	Form of Amendment No. 3 to Participation Agreement Dated April 30, 2004, Between Zurich American Life Insurance Company, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), and Invesco Distributors, Inc.

[24]8.14(a)	Form of Fund Participation Agreement between KILICO and One Group Investment Trust (now known as JPMorgan Investment Trust).

[24]8.14(b)	Form of Supplemental Payment Agreement (redacted)

[26]8.15	Form of Rule 22c-2 Shareholder Information Agreement

[8]9	Opinion and Consent of Counsel.

[27]10.	Consent of PricewaterhouseCoopers LLP, Independent Accountants.

[11]11.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2004 and 2003.

[11]11.2	Schedule IV: Reinsurance (year ended December 31, 2004).

[12]11.3	Schedule IV: Reinsurance (year ended December 31, 2003).

[11]11.4	Schedule V: Valuation and qualifying accounts (year ended December 31, 2004).

[12]11.5	Schedule V: Valuation and qualifying accounts (year ended December 31, 2003).

12.	Not Applicable.

[24]14.	Organizational Charts

[28]15.1	Power of Attorney dated April 15, 2010

[27]15.2	Power of Attorney dated April 15, 2011

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for ZALICO (File No. 333-02491) filed on or about April 12, 1996.

[4]	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

[5]	Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

[6]	Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

[7]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[8]	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

[10]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[11]	Incorporated by reference to Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.

[12]	Incorporated by reference to Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended December 31, 2003 filed on or about March 31, 2004.

[13]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

[14]	Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32632) filed on or about March 16, 2000.

[15]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

[16]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

[17]	Incorporated by reference to Amendment No. 3 to the Registration Statement of ZALICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[18]	Incorporated herein by reference to Post –Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

[19]	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.

[20]	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

[21]	Incorporated herein by reference to Post–Effective Amendment No. 33 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.

[22]	Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

[23]	Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003.

[24]	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2004.

[25]	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about May 1, 2005.

[26]	Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 27, 2007.

[27]	Filed herewith.

[28]	Incorporated by reference to Post-Effective No. 46 to the Registration Statement on Form N-4 (File No. 2-72671) filed on April 30, 2010.

[29]	Incorporated by referenced to Post-Effective No. 22 to the Registration Statement on Form N-4 (File 333-22375) filed on April 29, 2011.

Item 25.	Directors and Officers of Zurich American Life Insurance Company (“ZALICO”)

The directors and officers of ZALICO are listed below together with their current positions.

Name	Office with ZALICO

Nicolas A. Burnet[5]	Director

David Dietz[3]	President and Chief Executive Officer

Jeffrey S. Horton[3]	Senior Vice President-Finance and Treasurer

Sherif Zakhary[3]	Vice President

Dennis Roberts[6]	Vice President

Dawn Cummings-Fritz[2]	Assistant Vice President

Margaret Labno[2]	Assistant Vice President

Richard Grilli[4]	Senior Vice President and Chief Operating Officer

Simon Lodge[3]	Senior Vice President and Chief Financial Officer

Michael DeStasi[4]	Assistant Vice President and Controller

Catherine Ehrlich[3]	Vice President, Chief Life Actuary and “Appointed Actuary”

Ali Rifai[3]	Senior Vice President, General Counsel and Corporate Secretary

Barry S. Paul[2]	Director and Assistant Treasurer

Richard J. Hauser[2]	Director and Assistant Treasurer

David M. Lorenz[1]	Vice President and Chief Compliance Officer

Richard Persaud[4]	Vice President and Chief Risk Officer

Michael Rohwetter[3]	Vice President and Chief Investment Officer

David Dampman[7]	Assistant Secretary

Craig Toffolo[3]	Assistant Secretary

Ryan Gibbons[2]	Assistant Secretary

Mary Lyn DeNiro[3]	Assistant Secretary

Jon Nagel[3]	Assistant Secretary

Michael Smiley[3]	Assistant Secretary

Juanita M. Thomas, Esq.3 serves as the Chief Compliance Officer for the Registrant.

[1]	The principal business address is 3003 77th Avenue, SE, Mercer Island, WA 98040.
[2]	The principal business address is 1400 American Lane, Schaumburg, IL 60196.
[3]	The principal business address is 105 E. 17th Street, New York, NY 10003.
[4]	The principal business address is One Liberty Plaza, 165 Broadway, New York, NY 10006.
[5]	The principal business address is Mythenquai 2, 8022, Zurich, Switzerland.
[6]	The principal business address is 200 Sam Houston Parkway, Suite 1300, Houston, TX 77042.
[7]	The principal business address is 7045 College Blvd., Overland Park, KS 66211.

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Organizations Affiliated with Zurich U.S. Insurance Group

Company	Domiciled	Ownership	%
Allied Zurich Holdings Limited	CI	Zurich Financial Services Ltd	100.00
Allied Zurich Limited UK	UK	Zurich Financial Services Ltd	100.00
American Guarantee and Liability Insurance Company	NY	Zurich American Insurance Company	100.00
American Zurich Insurance Company	IL	Steadfast Insurance Company	100.00
Assurance Company of America	NY	Maryland Casualty Company	100.00
BFP Securities LLC	DE	Benefit Finance Partners, LLC	100.00
Benefit Finance Partners, LLC	DE	Zurich Benefit Finance LLC	50.00
Centre Financial Services Holdings Limited	BDA	Centre Group Holdings Limited	100.00
Centre Group Holdings (U.S.) Limited	DE	Centre Solutions (Bermuda) Limited	100.00
Centre Group Holdings Limited	BDA	CMSH Limited	100.00
Centre Insurance Company	DE	Centre Solutions (U.S.) Limited	100.00
Centre Life Insurance Company	MA	Centre Solutions (U.S.) Limited	100.00
Centre Reinsurance (U.S.) Limited	BDA	Centre Group Holdings (U.S.) Limited	100.00
Centre Solutions (Bermuda) Limited	BDA	Centre Group Holdings Limited	100.00
Centre Solutions (U.S.) Limited	BDA	Centre Group Holdings (U.S.) Limited	100.00
CMSH Limited	BDA	Zurich Insurance Company Ltd	100.00
Colonial American Casualty & Surety Co.	MD	Fidelity & Deposit Company of Maryland	100.00
Crown Management Services Limited	DE	CMSH Limited	100.00
Delta Wetlands Property	IL	KLMLP 2, LLC	90.00
Delta Wetlands Property	IL	KLMLP 3, LLC	10.00
Disability Management Services, Inc.	CT	Centre Group Holdings (U.S.) Limited	40.00
Empire Fire & Marine Insurance Company	NE	Zurich American Insurance Company	100.00
Empire Indemnity Insurance Company	OK	Zurich American Insurance Company	100.00
Farmers Group, Inc.	NV	Zurich Insurance Company Ltd.	87.90
Farmers Group, Inc.	NV	Zurich Financial Services Ltd.	10.38
Farmers Group, Inc.	NV	Zurich RegCaps II, V and VI	1.73
Farmers New World Life Insurance Company	WA	Farmers Group, Inc.	100.00
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00
Farmers Services, LLC	DE	ZFUS Services, LLC	100.00
Farmers Value Added, Inc.	NV	Farmers Group, Inc.	100.00
Fidelity & Deposit Company of Maryland	MD	Zurich American Insurance Company	100.00
F.I.G. Holding Company	CA	Fire Underwriters Association	70.00
F.I.G. Holding Company	CA	Truck Underwriters Association	30.00
FIG Leasing Company, Inc.	CA	Farmers Group, Inc.	95.20
FIG Leasing Company, Inc.	CA	Fire Underwriters Association	1.70
FIG Leasing Company, Inc.	CA	Truck Underwriters Association	3.10
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Zurich American Corporation	DE	Zurich Holding Company of America, Inc.	100.00
Zurich American Life Insurance Company	IL	Zurich American Corporation	100.00
KLMLP, L.P.	DE	Zurich American Corporation	75.00
KLMLP 2, LLC	DE	KLMLP, L.P.	100.00
KLMLP 3, LLC	DE	KLMLP 2, LLC	100.00
L&L Park 80 Investors LLC	DE	ZI Park 80 West LLC	100.00
Leschi Life Assurance Company	SC	Farmers New World Life Insurance Company	100.00
Maryland Casualty Company	MD	Zurich American Insurance Company	100.00
Maunalua Associates, Inc.	HI	Zurich American Corporation	100.00
MI Administrators, LLC	DE	FIG Leasing Company, Inc.	100.00
Northern Insurance Company of New York	NY	Maryland Casualty Company	100.00
Orange Stone Holdings	IRE	CMSH Limited	100.00
Orange Stone Reinsurance	IRE	Crown Management Services Limited	100.00
Prematic Service Corporation (CA)	CA	Farmers Group, Inc.	38.00
Prematic Service Corporation (CA)	CA	Fire Underwriters Association	9.00
Prematic Service Corporation (CA)	CA	Truck Underwriters Association	53.00
Prematic Service Corporation (NV)	NV	Prematic Service Corporation (CA)	100.00
South County Services Company, Inc.	NY	Sterling Forest LLC	100.00
Steadfast Insurance Company	DE	Zurich American Insurance Company	100.00
Steadfast Santa Clarita Holding LLC	DE	Steadfast Insurance Company	100.00
Sterling Forest LLC	DE	Zurich American Insurance Company	100.00
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00
Universal Underwriters Acceptance Corporation	KS	Zurich Holding Company of America, Inc.	100.00
UUBVI, Limited	BVI	Universal Underwriters Service Corporation	99.99
Universal Underwriters Insurance Company	KS	Zurich American Insurance Company	100.00
Universal Underwriters Insurance Services, Inc.	MA	Zurich Holding Company of America, Inc.	100.00
Universal Underwriters Life Insurance Company	KS	Universal Underwriters Insurance Company	100.00
Universal Underwriters of Texas Insurance Company	TX	Universal Underwriters Insurance Company	100.00
Universal Underwriters Service Corporation	MO	Zurich Holding Company of America, Inc.	100.00
Vehicle Dealer Solutions, Inc.	FL	The Zurich Services Corporation	100.00
WVGRR Properties, LLC	DE	Farmers New World Life Insurance Company	100.00
ZFS Finance (USA) LLC IV	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC V	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC I	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC II	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC III	DE	Zurich Holding Company of America, Inc.	100.00
ZFUS Services, LLC	DE	Zurich Holding Company of America, Inc.	100.00
ZI Park 80 West LLC	DE	Zurich American Insurance Company	100.00
ZNA Services, LLC	DE	ZFUS Services, LLC	100.00
ZKS Real Estate Partners, LLC	DE	Zurich American Corporation	41.67
ZSFH LLC	DE	Zurich Holding Company of America, Inc.	100.00
Zurich Agency Services, Inc.	TX	Maryland Casualty Company	100.00
Zurich Alternative Asset Management, LLC	DE	Zurich Holding Company of America, Inc.	100.00
Zurich American Insurance Company	NY	Zurich Holding Company of America, Inc.	100.00
Zurich American Insurance Company of Illinois	IL	American Zurich Insurance Company	100.00
Zurich American Life Insurance Company of New York	NY	Zurich American Life Insurance Company	100.00
Zurich Benefit Finance LLC	DE	Zurich Holding Company of America, Inc.	100.00
Zurich CZI Management Holding Ltd.	DE	Zurich Global Investment Management Inc.	100.00
Zurich E&S Insurance Brokerage, Inc.	CA	Zurich American Insurance Company	100.00
Zurich Finance (USA), Inc.	DE	Zurich Holding Company of America. Inc.	100.00
Zurich Global Investment Management Inc.	DE	Zurich Holding Company of America, Inc.	100.00
Zurich Global, Ltd.	BDA	Zurich Holding Company of America, Inc.	100.00
Zurich Holding Company of America, Inc.	DE	Zurich Insurance Company Ltd	99.87
Zurich Holding Company of America, Inc.	DE	Crown Management Services Limited	00.13
Zurich Insurance Company Ltd	Switzerland	Zurich Financial Services Ltd	100.00
Zurich International (Bermuda) Ltd.	BDA	Zurich Insurance Company Ltd	100.00
Zurich Investment Management AG	Switzerland	Prematic Service Corporation (NV)	80.00
Zurich Investment Management AG	Switzerland	Zurich Financial Services Ltd	20.00
Zurich Realty, Inc.	MD	The Zurich Services Corporation	100
The Zurich Services Corporation	IL	Zurich Holding Company of America, Inc.	100.00
Zurich Warranty Solutions, Inc.	IL	American Zurich Insurance Company	100.00
Zurich Latin America Corporation	DE	The Zurich Services Corporation	100.00
20th Century Insurance Services, Inc.	NV	21st Century Insurance Group	100.00
21st Century Casualty Company	CA	21st Century Insurance Group	100.00
21st Century Insurance and Financial Services, Inc.	DE	Farmers Insurance Exchange	80.00
21st Century Insurance and Financial Services, Inc.	DE	Fire Insurance Exchange	10.00
21st Century Insurance and Financial Services, Inc.	DE	Truck Insurance Exchange	10.00
21st Century Insurance Company	CA	21st Century Insurance Group	100.00
21st Century Insurance Company of the Southwest	TX	21st Century Insurance Group	100.00
21st Century Insurance Group	DE	Farmers Insurance Exchange	80.00
21st Century Insurance Group	DE	Fire Insurance Exchange	10.00
21st Century Insurance Group	DE	Truck Insurance Exchange	10.00
50th State Risk Management Services, Inc.	HI	Hawaii Insurance Consultants, Ltd.	100.00
21st Century Advantage Insurance Company	MN	21st Century North America Insurance Company	100.00
21st Century Auto Insurance Company of New Jersey	NJ	21st Century Centennial Insurance Company	100.00
21st Century Centennial Insurance Company	PA	Farmers Insurance Exchange	80.00
21st Century Centennial Insurance Company	PA	Fire Insurance Exchange	10.00
21st Century Centennial Insurance Company	PA	Truck Insurance Exchange	10.00
21st Century Indemnity Insurance Company	PA	21st Century Premier Insurance Company	100.00
21st Century National Insurance Company, Inc.	NY	21st Century Security Insurance Company	100.00
21st Century Preferred Insurance Company	PA	21st Century Centennial Insurance Company	100.00
21st Century Premier Insurance Company	PA	21st Century Centennial Insurance Company	100.00
American Federation Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
21st Century North America Insurance Company	NY	Farmers Insurance Exchange	80.00
21st Century North America Insurance Company	NY	Fire Insurance Exchange	10.00
21st Century North America Insurance Company	NY	Truck Insurance Exchange	10.00
21st Century Superior Insurance Company.	CA	21st Century North America Insurance Company	100.00
21st Century Assurance Company	DE	Farmers Insurance Exchange	80.00
21st Century Assurance Company	DE	Fire Insurance Exchange	10.00
21st Century Assurance Company	DE	Truck Insurance Exchange	10.00
21st Century Pinnacle Insurance Company	NJ	21st Century North America Insurance Company	100.00
21st Century Pacific Insurance Company	CO	Farmers Insurance Exchange	80.00
21st Century Pacific Insurance Company	CO	Fire Insurance Exchange	10.00
21st Century Pacific Insurance Company	CO	Truck Insurance Exchange	10.00
American Pacific Insurance Company, Inc.	HI	Farmers Insurance Hawaii, Inc.	100.00
APEX Adjustment Bureau, Inc.	FL	Bristol West Holdings, Inc.	100.00
Bayview Adjustment Bureau, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Casualty Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Holdings, Inc.	DE	Farmers Insurance Exchange	42
Bristol West Holdings, Inc.	DE	Fire Insurance Exchange	3.75
Bristol West Holdings, Inc.	DE	Mid-Century Insurance Company	47.50
Bristol West Holdings, Inc.	DE	Truck Insurance Exchange	6.75
Bristol West Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Insurance Services of California, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Georgia, Inc.	GA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Pennsylvania, Inc.	PA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Texas, Inc.	TX	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services, Inc. of Florida	FL	Bristol West Holdings, Inc.	100.00
Bristol West Preferred Insurance Company	MI	Bristol West Holdings, Inc.	100.00
BWIS of Nevada, Inc.	NV	Bristol West Holdings, Inc.	100.00
Civic Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Civic Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Coast National General Agency, Inc.	TX	Bristol West Holdings, Inc.	100.00
Coast National Holding Company	CA	Bristol West Holdings, Inc.	100.00
Coast National Insurance Company	CA	Coast National Holding Company	100.00
Exact Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Exact Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Farmers Financial Solutions, LLC	NV	FFS Holding, LLC	100.00
Farmers Group, Inc.	NV	Zurich Insurance Company Ltd.	87.90
Farmers Group, Inc.	NV	Zurich Financial Services Ltd.	10.38
Farmers Group, Inc.	NV	Zurich RegCaps II, V and VI	1.73
Farmers Insurance Co. of Arizona	AZ	Farmers Insurance Exchange	70.00
Farmers Insurance Co. of Arizona	AZ	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Arizona	AZ	Fire Insurance Exchange	10.00
Farmers Insurance Co. of Idaho	ID	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Idaho	ID	Truck Insurance Exchange	13.30
Farmers Insurance Co. of Idaho	ID	Fire Insurance Exchange	06.70
Farmers Insurance Co. of Oregon	OR	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Oregon	OR	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Washington	WA	Fire Insurance Exchange	80.00
Farmers Insurance Co. of Washington	WA	Truck Insurance Exchange	20.00
Farmers Insurance Co., Inc.	KS	Farmers Insurance Exchange	90.00
Farmers Insurance Co., Inc.	KS	Fire Insurance Exchange	10.00
Farmers Insurance Exchange	CA	Interinsurance Exchange
Farmers Insurance Hawaii, Inc.	HI	Farmers Insurance Exchange	80.00
Farmers Insurance Hawaii, Inc.	HI	Fire Insurance Exchange	10.00
Farmers Insurance Hawaii, Inc.	HI	Truck Insurance Exchange	10.00
Farmers Insurance of Columbus, Inc.	OH	Farmers Insurance Exchange	100.00
Farmers New Century Insurance Company	IL	Illinois Farmers Insurance Co.	100.00
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00
Farmers Services Insurance Agency	CA	Truck Insurance Exchange	100.00
Farmers Texas County Mutual Insurance Company	TX	County Mutual Company
Farmers Value Added, Inc.	NV	Farmers Group, Inc.	100.00
FCOA, LLC	DE	Foremost Insurance Company Grand Rapids, MI	100.00
FFS Holding, LLC	NV	Mid Century Ins. Co.	100.00
F.I.G. Holding Company	CA	Fire Underwriters Association	70.00
F.I.G. Holding Company	CA	Truck Underwriters Association	30.00
FIG Leasing Company, Inc.	CA	Farmers Group, Inc.	95.20
FIG Leasing Company, Inc.	CA	Truck Underwriters Association	3.10
FIG Leasing Company, Inc.	CA	Fire Underwriters Association	1.70
Fire Insurance Exchange	CA	Interinsurance Exchange
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Foremost Affiliated Insurance Services, Inc.	MI	FCOA, LLC	100.00
Foremost County Mutual Insurance Company	TX	County Mutual Company
Foremost Express Insurance Agency, Inc.	MI	FCOA, LLC	100.00
Foremost Financial Services Corporation	DE	FCOA, LLC	100.00
Foremost Home Services Corporation	MI	FCOA, LLC	100.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Farmers Insurance Exchange	80.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Fire Insurance Exchange	10.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Truck Insurance Exchange	10.00
Foremost Lloyds of Texas	TX	Lloyds Company
Foremost Property and Casualty Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
Foremost Signature Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
GP, LLC	DE	Bristol West Holdings, Inc.	100.00
Hawaii Insurance Consultants, Ltd.	HI	Farmers Insurance Exchange	80.00
Hawaii Insurance Consultants, Ltd.	HI	Fire Insurance Exchange	10.00
Hawaii Insurance Consultants, Ltd.	HI	Truck Insurance Exchange	10.00
i21 Insurance Services	CA	21st Century Insurance Group	100.00
Illinois Farmers Insurance Co.	IL	Farmers Insurance Exchange	100.00
Insurance Data Systems, G.P.	FL	GP, LLC	0.10
Insurance Data Systems, G.P.	FL	Bristol West Holdings, Inc.	99.90
Knight Agency, Inc.	KY	Foremost Affiliated Insurance Services, Inc.	100.00
Leschi Life Assurance Company	SC	Farmers New World Life Insurance Company	100.00
MI Administrators, LLC	DE	FIG Leasing Company, Inc.	100.00
Mid Century Insurance Company	CA	Farmers Insurance Exchange	80.00
Mid Century Insurance Company	CA	Fire Insurance Exchange	12.50
Mid Century Insurance Company	CA	Truck Insurance Exchange	07.50
Mid Century Insurance Company of Texas	TX	Farmers Insurance Exchange	100.00
Neighborhood Spirit Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Neighborhood Spirit Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
21st Century Security Insurance Company	PA	Farmers Insurance Exchange	80.00
21st Century Security Insurance Company	PA	Fire Insurance Exchange	10.00
21st Century Security Insurance Company	PA	Truck Insurance Exchange	10.00
Pacific Way Insurance Agency, Inc.	WA	Foremost Affiliated Insurance Services, Inc.	100.00
Prematic Service Corporation	CA	Truck Underwriters Association	53.00
Prematic Service Corporation	CA	Farmers Group, Inc.	38.00
Prematic Service Corporation	CA	Fire Underwriters Association	9.00
Prematic Service Corporation	NV	Prematic Service Corporation (CA)	100.00
Security National Insurance Company	FL	Bristol West Holdings, Inc.	75.00
Security National Insurance Company	FL	Insurance Data Systems, G.P.	25.00
Sunrise Insurance Agency of Arizona, Inc.	AZ	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency of Texas, Inc.	TX	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency, Inc.	NV	Foremost Affiliated Insurance Services, Inc.	100.00
Texas Farmers Insurance Co.	TX	Farmers Insurance Exchange	86.30
Texas Farmers Insurance Co.	TX	Mid Century Ins. Co.	13.70
Truck Insurance Exchange	CA	Interinsurance Exchange
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00
Veyond Pacific Technology, Inc.	HI	Veyond Pacific Technology Solutions, LLC	100.00
Veyond Pacific Technology Solutions, LLC	HI	Farmers Insurance Hawaii, Inc.	99.92
Veyond Pacific Technology Solutions, LLC	HI	American Pacific Insurance Company, Inc.	0.08
Veyond Technology Solutions, LLC	HI	Farmers Insurance Hawaii, Inc.	92.50
Veyond Technology Solutions, LLC	HI	American Pacific Insurance Company, Inc.	7.50
Veyond Technology, Inc.	HI	Veyond Technology Solutions, LLC	100.00
Western Star Underwriters, Inc.	TX	FCOA, Inc.	100.00

Zurich Financial Services conducts its primary insurance operations in the United States through two property/casualty groups, each operating INDEPENDENTLY with its own staff:

Zurich U.S. Insurance Group Farmers Insurance Group

Item 27.	Number of Contract Owners

As of March 31, 2011, the Registrant had approximately 56,875 qualified and non-qualified Advantage III Contract Owners.

Item 28.	Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company) (“ZALICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of ZALICO, or serving or having served, at the request of ZALICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of ZALICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of ZALICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of ZALICO pursuant to the foregoing provisions, or otherwise, ZALICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ZALICO of expenses incurred or paid by a director, officer, employee of agent of ZALICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of ZALICO in connection with variable annuity contracts, ZALICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by ZALICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)	Principal Underwriter

Investment Distributors, Inc. (“IDI”), acts as principal underwriter for the Protective Acquired Variable Annuity Separate Account. IDI also acts as principal underwriter for Zurich American Life Insurance Company’s ZALICO Variable Separate Account, ZALICO Variable Annuity Separate Account and Zurich American Life Insurance Company Variable Annuity Account C.

Item 29.(b)	Information Regarding Principal Underwriter, Investors Distributors, Inc.

Name	Position and Office with Underwriter

Edwin V. Caldwell II	Director, President and Secretary

Steve M. Callaway	Director, Chief Compliance Officer

Gary M. Carroll	Director and Assistant Compliance Officer

Joseph F. Gilmer	Director

Thomas Ralph Barrett	Assistant Financial Officer

Barry K. Brown	Assistant Secretary

Lawrence J. Debnar	Assistant Financial Officer

Joseph F. Gilmer	Chief Financial Officer

Julena G. Johnson	Assistant Compliance Officer

Carol L. Majewski	Assistant Compliance Officer

Letitia Morsch	Assistant Secretary

The address of Mr. Callaway and Mr. Barrett is 2801 Highway 280 South, Birmingham, AL. 35223.

The address of Mr. Debnar and Ms. Majewski is 1707 N Randall Road, Suite 310, Elgin, IL 60123-7836.

Item 29.(c)

Not applicable.

Item 30.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Zurich American Life Insurance Company at its home office at 1400 American Lane, Schaumburg, Illinois 60196, or at 3003-77th Ave, SE, Mercer Island, Washington 98040, or at Protective Life Insurance Company at 1707 N Randall Road, Suite 310, Elgin, IL 60123-7836.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Zurich American Life Insurance Company (“ZALICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ZALICO.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 47 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 47 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on April 29, 2011.

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT (formerly KILICO VARIABLE ANNUITY SEPARATE ACCOUNT) (Registrant)

Attest:	/s/ Ali E. Rifai	By:	/s/ Richard W. Grilli
	Ali E. Rifai, Senior Vice President, General Counsel and Corporate Secretary	Richard W. Grilli, Senior Vice President and Chief Operating Officer (Signature)

ZURICH AMERICAN LIFE INSURANCE COMPANY (formerly KEMPER INVESTORS LIFE INSURANCE COMPANY) (Depositor)

Attest:	/s/ Ali E. Rifai	By:	/s/ Richard W. Grilli
	Ali E. Rifai, Senior Vice President, General Counsel and Corporate Secretary	Richard W. Grilli, Senior Vice President and Chief Operating Officer (Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 47 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David Dietz*/	President and Chief Executive Officer (Principal Executive Officer)	April 29, 2011

/s/ Richard W. Grilli Richard W. Grilli	Senior Vice President and Chief Operating Officer	April 29, 2011

Simon Lodge*/	Senior Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 29, 2011

Richard J. Hauser*/	Director and Assistant Treasurer	April 29, 2011

Barry S. Paul*/	Director and Assistant Treasurer	April 29, 2011

Nicolas A. Burnet*/	Director	April 29, 2011

/s/ Richard W. Grilli */ By: Richard W. Grilli	On April 29, 2011 as Attorney-in-Fact pursuant to powers of attorney filed herewith.

EXHIBIT INDEX

The following exhibit is filed herewith.

Exhibit Number	Description
3.1b	Limited Principal Underwriter Agreement dated November 10, 2010 by and between Zurich American Life Insurance Company and Investment Distributors, Inc.
6.1a	Zurich American Life Insurance Company Articles of Incorporation.
6.2a	Zurich American Life Insurance Company Bylaws.
10.	Consent of PricewaterhouseCoopers LLP
15.2	Power of Attorney